Registration Nos. 033-52161/811-07143

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933/X/

PostEffective Amendment No. 21/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940/X/

Amendment No. 22/X/

T. Rowe Price Equity Series, Inc.

Exact Name of Registrant as Specified in Charter

100 East Pratt Street, Baltimore, Maryland 21202

Address of Principal Executive Offices

4103452000

Registrant's Telephone Number, Including Area Code

Henry H. Hopkins

100 East Pratt Street, Baltimore, Maryland 21202

Name and Address of Agent for Service

Approximate Date of Proposed Public Offering May 1, 2004

It is proposed that this filing will become effective (check appropriate box):

/ /Immediately upon filing pursuant to paragraph (b)

/X/On May 1, 2004, pursuant to paragraph (b)

/ /60 days after filing pursuant to paragraph (a)(1)

/ /On (date), pursuant to paragraph (a)(1)

/ /75 days after filing pursuant to paragraph (a)(2)

/ /On (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/ /This posteffective amendment designates a new effective date for a previously filed posteffective amendment.

may 1, 2004

prospectus

T. Rowe Price

Equity Income
Portfolio

A stock fund seeking substantial dividend income and long-term capital growth.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	About the Fund
	Objective, Strategy, Risks, and Expenses	1
	Other Information About the Fund	3

2	T. Rowe Price Account Information
	Pricing Shares and Receiving Sale Proceeds	6
	Rights Reserved by the Funds	8
	Dividends and Other Distributions	8

3	More About the Fund
	Organization and Management	9
	Understanding Performance Information	10
	Investment Policies and Practices	11
	Financial Highlights	15

T. Rowe Price Equity Series, Inc.

T. Rowe Price Equity Income Portfolio

 Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates managed $190 billion for more than eight million individual and institutional investor accounts as of December 31, 2003. T. Rowe Price is the fund`s investment manager.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

About the fund1

objective, strategy, risks, and expenses

The fund should be used as an investment option for variable annuity and variable life insurance contracts.

What is the fund`s objective?

The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

What is the fund`s principal investment strategy?

The fund will normally invest at least 80% of its net assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

The fund typically employs a "value" approach in selecting investments. Our in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

In selecting investments, we generally look for companies with the following:

an established operating history;

above-average dividend yield relative to the S&P 500;

low price/earnings ratio relative to the S&P 500;

a sound balance sheet and other positive financial characteristics; and

low stock price relative to a company`s underlying value as measured by assets, cash flow, or business franchises.

In pursuing its investment objective, the fund`s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund`s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

For details about the fund`s investment program, please see the Investment Policies and Practices section.

What are the main risks of investing in the fund?

The value approach carries the risk that the market will not recognize a security`s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

The fund`s emphasis on stocks of established companies paying high dividends and its potential investments in fixed-income securities may limit its potential for appreciation in a broad market advance. Such securities may be hurt when interest rates rise sharply. Also, a company may reduce or eliminate its dividend.

As with all equity funds, this fund`s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund`s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

The fund`s share price may decline, so when you sell your shares, you may lose money.

How can I tell if the fund is appropriate for me?

Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you seek a relatively conservative equity investment that provides substantial dividend income along with the potential for capital growth, the fund could be an appropriate part of your overall investment strategy. This fund should not represent your complete investment program or be used for short-term trading purposes.

Equity investors should have a long-term investment horizon and be willing to wait out bear markets.

How has the fund performed in the past?

The bar chart showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and over time. Fund past performance is no guarantee of future returns.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.


Table 1  Average Annual Total Returns
	Periods ended December 31, 2003
	1 year	5 years	Since inception (3/31/94)
Equity Income Portfolio	25.50%	5.34%	12.47%

S&P 500 Stock Index	28.68	-0.57	11.80
Lipper Variable Annuity Underlying Equity Income Funds Average	26.81	3.18	10.74

These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.

Figures do not reflect fees at the insurance product or contract level; if those fees were included, returns would be lower.

S&P 500 Stock Index tracks the stocks of 500 U.S. companies.

What fees or expenses will I pay?

The fees and expenses set forth below are paid by the portfolio and borne indirectly by contract holders. There are additional expenses charged by insurance companies, which apply to your insurance contract or policy, and these are described in the variable annuity and variable life contract prospectuses.

Table 2  Fees and Expenses of the Fund
Annual fund operating expenses (expenses that are deducted from fund assets)
Management fee	0.85%
Other expenses	—
Total annual fund operating expenses	0.85%

Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this fund with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:

1 year	3 years	5 years	10 years
$87	$271	$471	$1,049

other INFORMATION about the fund

What are some of the fund`s potential rewards?

Dividends are normally a more stable and predictable component of total return than capital appreciation. While the price of a company`s stock can go up or down in response to earnings or to fluctuations in the general market, dividends are usually more reliable. Stocks paying a high level of dividend income tend to be less volatile than those with below-average dividends and may hold up better in falling markets.

What are the fund`s major characteristics?

T. Rowe Price believes that income can be a significant contributor to total return over time and expects the fund`s yield to be above that of the Standard & Poor`s 500 Stock Index. The fund will tend to take a "value" approach and invest in stocks and other securities that appear to be temporarily undervalued by various measures, such as price/earnings ratios.

What is meant by a "value" investment approach?

Value investors seek to invest in companies whose stock prices are low in relation to their real worth or future prospects. By identifying companies whose stocks are currently out of favor or misunderstood, value investors hope to realize significant appreciation as other investors recognize the stock`s intrinsic value and the price rises accordingly.

Finding undervalued stocks requires considerable research to identify the particular company, analyze its financial condition and prospects, and assess the likelihood that the stock`s underlying value will be recognized by the market and reflected in its price.

Some of the principal measures used to identify such stocks are:

Price/earnings ratio Dividing a stock`s price by its earnings per share generates a price/earnings or P/E ratio. A stock with a P/E that is significantly below that of its peers, the market as a whole, or its own historical norm may represent an attractive opportunity.

Price/book value ratio Dividing a stock`s price by its book value per share indicates how a stock is priced relative to the accounting (i.e., book) value of the company`s assets. A ratio below the market, that of its competitors, or its own historic norm could indicate an undervalued situation.

Dividend yield A stock`s dividend yield is found by dividing its annual dividend by its share price. A yield significantly above a stock`s own historic norm or that of its peers may suggest an investment opportunity.

A stock selling at $10 with an annual dividend of $0.50 has a 5% yield.

Price/cash flow Dividing a stock`s price by the company`s cash flow per share, rather than by its earnings or book value, provides a more useful measure of value in some cases. A ratio below that of the market or of its peers suggests the market may be incorrectly valuing the company`s cash flow for reasons that may be temporary.

Undervalued assets This analysis compares a company`s stock price with its underlying asset values, its projected value in the private (as opposed to public) market, or its expected value if the company or parts of it were sold or liquidated.

Restructuring opportunities Many well-established companies experience business challenges that, for a period of time, can lead to a decline in their financial performance. These challenges can include a poorly integrated acquisition, difficulties in product manufacturing or distribution, a downturn in a major end market, or an increase in industry capacity that negatively impacts pricing. The shares of such companies frequently trade at depressed valuations. Successful investments can be made in these companies if their management is sufficiently skilled and motivated to properly restructure the organization, their financial flexibility is adequate, the underlying value of the business has not been impaired and/or their business environment improves or remains healthy.

What are some examples of undervalued situations?

There are numerous situations in which a company`s value may not be reflected in its stock price. For example, a company may own a substantial amount of real estate that is valued on its financial statements well below market levels. If those properties were to be sold, or if their hidden value became recognized in some other manner, the company`s stock price could rise. In another example, a company`s management could spin off an unprofitable division into a separate company, potentially increasing the value of the parent. Or, in the reverse, a parent company could spin off a profitable division that has not drawn the attention it deserves, potentially resulting in higher valuations for both entities.

Sometimes new management can revitalize companies that have grown or lost their focus, eventually leading to improved profitability. Management could increase shareholder value by using excess cash flow to pay down debt, buying back outstanding shares of common stock, or raising the dividend.

Is there other information I can review before making a decision?

Investment Policies and Practices in Section 3 discusses various types of portfolio securities the fund may purchase as well as types of management practices the fund may use.

T. Rowe Price Account Information2

As an investor in a T. Rowe Price fund through your variable annuity or variable life insurance contract, you will want to know about the following policies and procedures that apply to the funds. For instructions on how to purchase and redeem shares, read the insurance contract prospectus.

Pricing Shares and Receiving Sale Proceeds

Shares of the fund are designed to be offered to insurance company separate accounts established for the purpose of funding variable annuity contracts, and also for the purpose of funding variable life contracts. Variable annuity and variable life contract holders or participants are not the shareholders of the fund. Rather, the separate account of the insurance company is the shareholder. The variable annuity and variable life contracts are described in separate prospectuses issued by the insurance companies. The fund assumes no responsibility for such prospectuses, or variable annuity or variable life contracts.

Shares of the fund are sold and redeemed without the imposition of any sales commission or redemption charge. However, certain other charges may apply to annuity or life contracts. Those charges are disclosed in the insurance contract prospectus.

Your ability to exchange from this fund to any other T. Rowe Price fund that serves as an investment option under your insurance contract is governed by the terms of that contract and the insurance contract prospectus, as well as the fund`s excessive trading policy described in this section.

How and when shares are priced

The share price (also called "net asset value" or NAV per share) for a fund is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day that the exchange is open for business. To calculate the NAV, the fund`s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price stocks and bonds. Amortized cost is used to price securities held by money market funds.

The securities of funds investing in foreign markets are valued on the basis of the most recent closing market prices at 4 p.m. ET except under the circumstances described below. Most foreign markets close before 4 p.m. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. If a fund determines that developments between the close of the foreign market and 4 p.m. ET will, in its judgment, materially affect the value of some or all of the fund`s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.

The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day`s opening prices in the same markets, and adjusted prices.

How your purchase, sale, or exchange price is determined

Purchases

The insurance companies purchase shares of the fund for their separate accounts, using premiums allocated by the contract holders or participants. Shares are purchased at the NAV next determined after the insurance company receives the premium payment in acceptable form. Initial and subsequent payments allocated to the fund are subject to the limits stated in the insurance contract prospectus issued by the insurance company.

Redemptions

The insurance companies redeem shares of the fund to make benefit or surrender payments under the terms of its contracts. Redemptions are processed on any day on which the New York Stock Exchange is open and are priced at the fund`s NAV next determined after the insurance company receives a surrender request in acceptable form.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

How you can receive the proceeds from a sale

Payment for redeemed shares will be made promptly, but in no event later than seven days after receipt of your redemption order. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Investment Company Act of 1940 ("1940 Act"). The amount received upon redemption of the shares of the fund may be more or less than the amount paid for the shares, depending on the fluctuations in the market value of the assets owned by the fund.

Excessive Trading and Market Timing

T. Rowe Price may bar excessive traders and market timers from purchasing shares.

Excessive trading or market timing in accounts that you own or control may disrupt management of a fund and raise its costs. While there is no assurance T. Rowe Price can prevent all excessive trading and market timing, each fund has adopted the policies set forth below to deter such activity. Persons trading directly or indirectly with T. Rowe Price or through intermediaries in violation of these policies or persons believed to be short-term market timers may be barred permanently or for a specific period of time from further purchases of the Price Funds. Transactions placed by such persons are subject to rejection or cancellation without notice. These policies apply to contract holders and participants notwithstanding any provisions in your insurance contract:

All persons purchasing shares of a T. Rowe Price fund, directly or indirectly, can make only one "round trip" (i.e. one purchase and one sale or one sale and one purchase) involving the same fund within any 120-day period.

All persons purchasing fund shares through an insurance company and who hold the shares for less than 60 calendar days are considered to have violated the policy.

Systematic purchases and redemptions are exempt from these policies.

The terms of your insurance contract may also restrict your ability to trade between the investment options available under your contract.

Rights Reserved by the Funds

T. Rowe Price funds and their agents reserve the following rights: (1) to waive or lower investment minimums; (2) to refuse any purchase or exchange order; (3) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership by individual contract holders or participants) upon notice to the contract holder or participant within five business days of the trade or if the written confirmation has not been received by the contract holder or participant, whichever is sooner; (4) to cease offering fund share at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchase and any services at any time; or (7) to act on instructions believed to be genuine. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.

In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no contract holder or participant or group of contract holders or participants controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of the fund, except upon approval of the fund`s management.

Dividends and Other Distributions

For a discussion of the tax status of your variable annuity contract, please refer to the insurance contract prospectus.

Dividends and Other Distributions

The policy of the fund is to distribute all of its net investment income and net capital gains each year to its shareholders, which are the separate accounts established by the various insurance companies in connection with their issuance of variable annuity and variable life contracts. Dividends from net investment income are declared daily and paid monthly for the Limited-Term Bond and Prime Reserve Portfolios; declared and paid quarterly for the Equity Income, Equity Index 500, and Personal Strategy Portfolios; and declared and paid annually for all other portfolios. All fund distributions made to a separate account will be reinvested automatically in additional fund shares, unless a shareholder (separate account) elects to receive distributions in cash. Under current law, dividends and distributions made by the fund to separate accounts generally are not taxable to the separate accounts, the insurance company, or the contract holder, provided that the separate account meets the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended, and other tax-related requirements are satisfied. The fund intends to diversify its investments in the manner required under Code Section 817(h).

Foreign Transactions

If the fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce fund dividends.

More About the Fund3

Organization and Management

How is the fund organized?

T. Rowe Price Equity Series, Inc. (the "corporation"), was incorporated in Maryland in 1994. Currently, the corporation consists of seven series, each representing a separate pool of assets with different objectives and investment policies.

Equity Income Portfolio is managed in a manner similar to the T. Rowe Price Equity Income Fund, a fund with the same investment objective and program as the portfolio but offered to the general public and not to insurance company separate accounts. However, investors should be aware that the portfolio is not the same as the fund and will not have the same performance. Investments made by the portfolio at any given time may not be the same as those made by T. Rowe Price Equity Income Fund. Different performance will result due to factors such as differences in the cash flows into and out of the portfolio and fund, different fees and expenses, and differences in net assets and size of holdings.

Shareholders benefit from T. Rowe Price`s 67 years of investment management experience.

What is meant by "shares"?

Contract holders and participants indirectly (through the insurance company separate account) purchase shares when they put money in a fund offered as an investment option in their insurance contracts. These shares are part of a fund`s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder (the insurance company separate account) to cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund`s management contract.

The shares of the fund have equal voting rights. The various insurance companies own the outstanding shares of the fund in their separate accounts. These separate accounts are registered under the 1940 Act or are excluded from registration thereunder. Under current law, the insurance companies must vote the shares held in registered separate accounts in accordance with voting instructions received from variable contract holders or participants having the right to give such instructions.

Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee.
If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the insurance company will send you the fund`s proxy materials that explain the issues to be decided and include instructions on voting.

Who runs the fund?

General Oversight

The corporation is governed by a Board of Directors/Trustees that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund`s officers. The majority of Board members are independent of T. Rowe Price.

All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price —  specifically by the fund`s portfolio managers.

Portfolio Management

The fund has an Investment Advisory Committee with the following members: Brian C. Rogers, Chairman, Stephen W. Boesel, Arthur B. Cecil III, Anna M. Dopkin, John D. Linehan, Heather K. McPherson, and William J. Stromberg. The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the fund`s investment program. Mr. Rogers has been chairman of the fund`s committee since 1994. He joined T. Rowe Price in 1982 and has been managing investments since 1983.

The Management Fee

The fund pays T. Rowe Price an annual fee that includes investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, nonrecurring and extraordinary items or fees and expenses for the fund`s independent directors. The fee is based on fund average daily net assets and is calculated and accrued daily. The fee for the fund for the most recent fiscal year was 0.85%.

In addition, from time to time, T. Rowe Price may make payments from its own resources to eligible insurance companies for services they provide to the fund for contract holders. These payments range from 0.15% to 0.25% of the average annual total assets invested by the separate accounts of the insurance company in the fund. T. Rowe Price may also reimburse insurance companies, broker-dealers, and other distributors for certain bona fide selling expenses associated with distribution of the insurance contracts in which the fund serves as an investment option. Such payments were less than .005% of fund assets in 2003.

Variable Annuity and Variable Life Charges

Variable annuity and variable life fees and charges imposed on contract holders and participants by the insurance companies are in addition to those described previously and are described in the variable annuity and variable life contract prospectuses.

Variable Annuity and Variable Life Conflicts

The fund may serve as an investment medium for both variable annuity contracts and variable life insurance policies. Shares of the fund may be offered to separate accounts established by any number of insurance companies. The fund currently does not foresee any disadvantages to variable annuity contract owners due to the fact that the fund may serve as an investment medium for both variable life insurance policies and annuity contracts; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of annuity contracts and insurance policies for which the fund serves as an investment medium might at some time be in conflict. However, the fund`s Board of Directors/Trustees is required to monitor events to identify any material conflicts between variable annuity contract owners and variable life policy owners, and will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, an insurance company participating in the fund might be required to redeem the investment of one or more of its separate accounts from the fund. This might force the fund to sell securities at disadvantageous prices.

Understanding Performance Information

This section should help you understand the terms used to describe fund performance. You may see these terms used in shareholder reports you receive from your insurance company.

Total Return

This tells you how much an investment has changed in value over a given period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.

Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

Cumulative Total Return

This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.

Average Annual Total Return

This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment`s actual cumulative return. This gives you an idea of an investment`s annual contribution to your portfolio, provided you held it for the entire period.

Total returns quoted for the fund include the effect of deducting the fund`s expenses, but may not include charges and expenses attributable to any particular insurance product. Since you can only purchase shares of the fund through an insurance product, you should carefully review the prospectus of the insurance product you have chosen for information on relevant charges and expenses. Excluding these charges from quotations of the fund`s performance has the effect of increasing the performance quoted.

Investment Policies and Practices

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

Shareholder approval is required to substantively change fund objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as "fundamental policies." The managers also follow certain "operating policies" that can be changed without shareholder approval. Shareholders will receive at least 60 days` prior notice of any change in the policy requiring the fund to normally invest at least 80% of net assets in common stocks. Fund investment restrictions and policies apply at the time of investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made. (This exception does not apply to the fund`s borrowing policy.)

Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in certain derivatives are limited to 10% of total assets. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have significantly more of an impact on a fund`s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.

Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports sent to you by your insurance company.

Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help achieve fund objectives.

Types of Portfolio Securities

In seeking to meet its investment objective, fund investments may be made in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund securities and investment management practices.

Fundamental policy  The fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund`s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the fund.

Fund investments are primarily in common stocks (normally, at least 80% of net assets) and, to a lesser degree, other types of securities as described below.

Common and Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company`s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

Convertible Securities and Warrants

Investments may be made in debt or preferred equity securities convertible into, or exchangeable for, equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. Some convertibles combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Warrants can be highly volatile, have no voting rights, and pay no dividends.

Foreign Securities

Investments may be made in foreign securities. These include nondollar-denominated securities traded outside of the U.S. and dollar-denominated securities of foreign issuers traded in the U.S. (such as ADRs and ADSs). Investing in foreign securities involves special risks that can increase the potential for losses. These include: exposure to potentially adverse local, political, and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; government interference in markets such as nationalization and exchange controls, expropriation of assets, or imposition of punitive taxes; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices and legal rights that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment`s value (favorable changes can increase its value). These risks are heightened for investments in developing countries, and there is no limit on the amount of fund foreign investments that may be made in such countries.

Operating policy  Fund investments in foreign securities are limited to 25% of total assets.

Hybrid Instruments

These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under certain conditions, the redemption value of a hybrid could be zero.

Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

Operating policy  Fund investments in hybrid instruments are limited to 10% of total assets.

Private Placements

These securities are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

Operating policy  Fund investments in illiquid securities are limited to 15% of net assets.

Fixed-Income Securities

From time to time, we may invest in debt securities of any type, including municipal securities, without regard to quality or rating. Such securities would be purchased in companies, municipalities, or entities that meet fund investment criteria. The price of a bond fluctuates with changes in interest rates, generally rising when interest rates fall and falling when interest rates rise. Below investment-grade, or "junk bonds," can be more volatile and have greater risk of default than investment-grade bonds.

Operating policy  The fund may purchase any type of noninvestment-grade debt security (or junk bond) including those in default. The fund will not purchase this type of security if it would have more than 10% of total assets invested in such securities. Fund investments in convertible securities are not subject to this limit.

Types of Investment Management Practices

Reserve Position

A certain portion of fund assets will be held in money market reserves. Fund reserve positions are expected to consist primarily of shares of one or both T. Rowe Price internal money market funds. Short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements, may also be held. For temporary, defensive purposes, there is no limit on fund investments in money market reserves. Significant investments in reserves could compromise the ability to achieve fund objectives. The reserve position provides flexibility in meeting redemptions, paying expenses, and in the timing of new investments and can serve as a short-term defense during periods of unusual market volatility.

Borrowing Money and Transferring Assets

Fund borrowings may be made from banks and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy  Borrowings may not exceed 33xb6 /xb8 % of total assets.

Operating policy  Fund transfers of portfolio securities as collateral will not be made except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33xb6 /xb8 % of total assets. Fund purchases of additional securities will not be made when borrowings exceed 5% of total assets.

Futures and Options

Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options, another type of potentially high-risk derivative, give the investor the right (where the investor purchases the option), or the obligation (where the investor "writes" or sells the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in securities prices and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.

Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund`s initial investment in such contracts.

Operating policies  Futures: Initial margin deposits on futures and premiums on options used for nonhedging purposes will not exceed 5% of net asset value. Options on securities: The total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.

Exchange Traded Funds (ETFs)

These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

Managing Foreign Currency Risk

Investors in foreign securities may attempt to "hedge" their exposure to potentially unfavorable currency changes. The primary means of doing this is through the use of "forwards"—  contracts to exchange one currency for another on some future date at a specified exchange rate. However, futures, swaps, and options on these instruments may also be used. In certain circumstances, a different currency may be substituted for the currency in which the investment is denominated, a strategy known as "proxy hedging." If the fund were to engage in any of these foreign currency transactions, they would be primarily to protect a fund`s foreign securities from adverse currency movements relative to the dollar. Such transactions involve the risk that anticipated currency movements will not occur, which could reduce fund total return. There are certain markets, including many emerging markets, where it is not possible to engage in effective foreign currency hedging.

Lending of Portfolio Securities

Fund securities may be lent to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well.

Fundamental policy  The value of loaned securities may not exceed 33xb6 /xb8 % of total assets.

Portfolio Turnover

Turnover is an indication of frequency of trading. We will not generally trade in securities for short-term profits, but, when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Each time the fund purchases or sells a security, it incurs a cost. This cost is reflected in the fund`s net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on the fund`s total return. Higher turnover can also increase the possibility of taxable capital gain distributions. The fund`s portfolio turnover rates are shown in the Financial Highlights table.

Financial Highlights

Table 3, which provides information about the fund`s financial history, is based on a single share outstanding throughout the periods shown. The table is part of the fund`s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions and no payment of account or (if applicable) redemption fees). The financial statements in the annual report were audited by the fund`s independent accountants, PricewaterhouseCoopers LLP

Table 3  Financial Highlights
	Year ended December 31
	1999	2000	2001	2002	2003

Net asset value,beginning of period	$19.25	$18.73	$19.55	$19.17	$16.36
Income From Investment Operations
Net investment income	0.38	0.37	0.28	0.29	0.30
Net gains or losses on securities (both realized and unrealized)	0.33	1.95	(0.02)	(2.79)	3.83
Total from investment operations	0.71	2.32	0.26	(2.50)	4.13
Less Distributions
Dividends (from net investment income)	(0.38)	(0.37)	(0.28)	(0.29)	(0.30)
Distributions (fromcapital gains)	(0.85)	(1.13)	(0.36)	(0.02)	—
Returns of capital	—	—	—	—	—
Total distributions	(1.23)	(1.50)	(0.64)	(0.31)	(0.30)
Net asset value,end of period	$18.73	$19.55	$19.17	$16.36	$20.19
Total return	3.72%	13.05%	1.46%	(13.12)%	25.50%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$595,433	$645,106	$775,573	$753,065	$1,051,180
Ratio of expenses toaverage net assets	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net income toaverage net assets	1.90%	1.98%	1.50%	1.66%	1.73%
Portfolio turnover rate	32.6%	38.7%	17.2%	17.1%	12.7%

A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager`s recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain a free copy of a fund report or Statement of Additional Information, or for inquiries, contact your insurance company.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC`s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.

1940 Act File No.: 811-07143

E300—040 5/1/04

May 1, 2004

prospectus

T. Rowe Price

Equity Income
Portfolio—II

A stock fund seeking substantial dividend income and long-term capital growth.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	About the Fund
	Objective, Strategy, Risks, and Expenses	1
	Other Information About the Fund	3

2	T. Rowe Price Account Information
	Pricing Shares and Receiving Sale Proceeds	6
	Rights Reserved by the Funds	8
	Dividends and Other Distributions	8
	Distribution, Shareholder Servicing, and Recordkeeping Fees	9

3	More About the Fund
	Organization and Management	10
	Understanding Performance Information	11
	Investment Policies and Practices	12
	Financial Highlights	16

T. Rowe Price Equity Series, Inc.

T. Rowe Price Equity Income Portfolio—II

 Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates managed $190 billion for more than eight million individual and institutional investor accounts as of December 31, 2003. T. Rowe Price is the fund`s investment manager.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

About the fund1

objective, strategy, risks, and expenses

A word about the fund`s name and structure.   The  II class is a share class of its respective T. Rowe Price portfolio and is not a separate mutual fund. The class should be used as an investment option for variable annuity and variable life insurance contracts.

What is the fund`s objective?

The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

What is the fund`s principal investment strategy?

The fund will normally invest at least 80% of its net assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

The fund typically employs a "value" approach in selecting investments. Our in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

In selecting investments, we generally look for companies with the following:

an established operating history;

above-average dividend yield relative to the S&P 500;

low price/earnings ratio relative to the S&P 500;

a sound balance sheet and other positive financial characteristics; and

low stock price relative to a company`s underlying value as measured by assets, cash flow, or business franchises.

In pursuing its investment objective, the fund`s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund`s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

For details about the fund`s investment program, please see the Investment Policies and Practices section.

What are the main risks of investing in the fund?

The value approach carries the risk that the market will not recognize a security`s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

The fund`s emphasis on stocks of established companies paying high dividends and its potential investments in fixed-income securities may limit its potential for appreciation in a broad market advance. Such securities may be hurt when interest rates rise sharply. Also, a company may reduce or eliminate its dividend.

As with all equity funds, this fund`s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund`s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

The fund`s share price may decline, so when you sell your shares, you may lose money.

How can I tell if the fund is appropriate for me?

Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you seek a relatively conservative equity investment that provides substantial dividend income along with the potential for capital growth, the fund could be an appropriate part of your overall investment strategy. This fund should not represent your complete investment program or be used for short-term trading purposes.

Equity investors should have a long-term investment horizon and be willing to wait out bear markets.

How has the fund performed in the past?

The bar chart showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and over time. Fund past performance is no guarantee of future returns.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the year depicted.


Table 1  Average Annual Total Returns
	Periods ended December 31, 2003
	1 year	Since inception (4/30/02)
Equity Income Portfolio—II	25.17%	3.93%

S&P 500 Stock Index	28.68	3.79
Lipper Variable Annuity Underlying Equity Income Funds Average	26.81	3.96

These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.

Figures do not reflect fees at the insurance product or contract level; if those fees were included, returns would be lower.

S&P 500 Stock Index tracks the stocks of 500 U.S. companies.

What fees or expenses will I pay?

The fees and expenses set forth below are paid by the portfolio and borne indirectly by contract holders. There are additional expenses charged by insurance companies, which apply to your insurance contract or policy, and these are described in the variable annuity and variable life contract prospectuses.

Table 2  Fees and Expenses of the II Class
Annual fund operating expenses (expenses that are deducted from fund assets)
Management fee	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	—
Total annual fund operating expenses	1.10%

Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this class with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:

1 year	3 years	5 years	10 years
$112	$350	$606	$1,340

other INFORMATION about the fund

What are some of the fund`s potential rewards?

Dividends are normally a more stable and predictable component of total return than capital appreciation. While the price of a company`s stock can go up or down in response to earnings or to fluctuations in the general market, dividends are usually more reliable. Stocks paying a high level of dividend income tend to be less volatile than those with below-average dividends and may hold up better in falling markets.

What are the fund`s major characteristics?

T. Rowe Price believes that income can be a significant contributor to total return over time and expects the fund`s yield to be above that of the Standard & Poor`s 500 Stock Index. The fund will tend to take a "value" approach and invest in stocks and other securities that appear to be temporarily undervalued by various measures, such as price/earnings ratios.

What is meant by a "value" investment approach?

Value investors seek to invest in companies whose stock prices are low in relation to their real worth or future prospects. By identifying companies whose stocks are currently out of favor or misunderstood, value investors hope to realize significant appreciation as other investors recognize the stock`s intrinsic value and the price rises accordingly.

Finding undervalued stocks requires considerable research to identify the particular company, analyze its financial condition and prospects, and assess the likelihood that the stock`s underlying value will be recognized by the market and reflected in its price.

Some of the principal measures used to identify such stocks are:

Price/earnings ratio Dividing a stock`s price by its earnings per share generates a price/earnings or P/E ratio. A stock with a P/E that is significantly below that of its peers, the market as a whole, or its own historical norm may represent an attractive opportunity.

Price/book value ratio Dividing a stock`s price by its book value per share indicates how a stock is priced relative to the accounting (i.e., book) value of the company`s assets. A ratio below the market, that of its competitors, or its own historic norm could indicate an undervalued situation.

Dividend yield A stock`s dividend yield is found by dividing its annual dividend by its share price. A yield significantly above a stock`s own historic norm or that of its peers may suggest an investment opportunity.

A stock selling at $10 with an annual dividend of $0.50 has a 5% yield.

Price/cash flow Dividing a stock`s price by the company`s cash flow per share, rather than by its earnings or book value, provides a more useful measure of value in some cases. A ratio below that of the market or of its peers suggests the market may be incorrectly valuing the company`s cash flow for reasons that may be temporary.

Undervalued assets This analysis compares a company`s stock price with its underlying asset values, its projected value in the private (as opposed to public) market, or its expected value if the company or parts of it were sold or liquidated.

Restructuring opportunities Many well-established companies experience business challenges that, for a period of time, can lead to a decline in their financial performance. These challenges can include a poorly integrated acquisition, difficulties in product manufacturing or distribution, a downturn in a major end market, or an increase in industry capacity that negatively impacts pricing. The shares of such companies frequently trade at depressed valuations. Successful investments can be made in these companies if their management is sufficiently skilled and motivated to properly restructure the organization, their financial flexibility is adequate, the underlying value of the business has not been impaired and/or their business environment improves or remains healthy.

What are some examples of undervalued situations?

There are numerous situations in which a company`s value may not be reflected in its stock price. For example, a company may own a substantial amount of real estate that is valued on its financial statements well below market levels. If those properties were to be sold, or if their hidden value became recognized in some other manner, the company`s stock price could rise. In another example, a company`s management could spin off an unprofitable division into a separate company, potentially increasing the value of the parent. Or, in the reverse, a parent company could spin off a profitable division that has not drawn the attention it deserves, potentially resulting in higher valuations for both entities.

Sometimes new management can revitalize companies that have grown or lost their focus, eventually leading to improved profitability. Management could increase shareholder value by using excess cash flow to pay down debt, buying back outstanding shares of common stock, or raising the dividend.

Is there other information I can review before making a decision?

Investment Policies and Practices in Section 3 discusses various types of portfolio securities the fund may purchase as well as types of management practices the fund may use.

T. Rowe Price Account Information2

As an investor in the II class of a T. Rowe Price fund through your variable annuity or variable life insurance contract, you will want to know about the following policies and procedures that apply to the II class and the funds. For instructions on how to purchase and redeem shares, read the insurance contract prospectus.

Pricing Shares and Receiving Sale Proceeds

Shares of the fund are designed to be offered to insurance company separate accounts established for the purpose of funding variable annuity contracts, and also for the purpose of funding variable life contracts. Variable annuity and variable life contract holders or participants are not the shareholders of the fund. Rather, the separate account of the insurance company is the shareholder. The variable annuity and variable life contracts are described in separate prospectuses issued by the insurance companies. The fund assumes no responsibility for such prospectuses, or variable annuity or variable life contracts.

Shares of the fund are sold and redeemed without the imposition of any sales commission or redemption charge but are subject to a 12b-1 fee of 0.25%. In addition, certain other charges may apply to annuity or life contracts. Those charges are disclosed in the insurance contract prospectus.

Your ability to exchange from this fund to any other T. Rowe Price fund that serves as an investment option under your insurance contract is governed by the terms of that contract and the insurance contract prospectus, as well as the fund`s excessive trading policy described in this section.

How and when shares are priced

The share price (also called "net asset value" or NAV per share) for each class of shares is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day that the exchange is open for business. To calculate the NAV, the fund`s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price stocks and bonds.

The securities of funds investing in foreign markets are valued on the basis of the most recent closing market prices at 4 p.m. ET except under the circumstances described below. Most foreign markets close before 4 p.m. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. If a fund determines that developments between the close of the foreign market and 4 p.m. ET will, in its judgment, materially affect the value of some or all of the fund`s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.

The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day`s opening prices in the same markets, and adjusted prices.

How your purchase, sale, or exchange price is determined

Purchases

The insurance companies purchase shares of the fund for their separate accounts, using premiums allocated by the contract holders or participants. Shares are purchased at the NAV next determined after the insurance company receives the premium payment in acceptable form. Initial and subsequent payments allocated to the fund are subject to the limits stated in the insurance contract prospectus issued by the insurance company.

Redemptions

The insurance companies redeem shares of the fund to make benefit or surrender payments under the terms of its contracts. Redemptions are processed on any day on which the New York Stock Exchange is open and are priced at the fund`s NAV next determined after the insurance company receives a surrender request in acceptable form.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

How you can receive the proceeds from a sale

Payment for redeemed shares will be made promptly, but in no event later than seven calendar days after receipt of your redemption order. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Investment Company Act of 1940 ("1940 Act"). The amount received upon redemption of the shares of the fund may be more or less than the amount paid for the shares, depending on the fluctuations in the market value of the assets owned by the fund.

Excessive Trading and Market Timing

T. Rowe Price may bar excessive traders and market timers from purchasing shares.

Excessive trading or market timing in accounts that you own or control may disrupt management of a fund and raise its costs. While there is no assurance T. Rowe Price can prevent all excessive trading and market timing, each fund has adopted the policies set forth below to deter such activity. Persons trading directly or indirectly with T. Rowe Price or through intermediaries in violation of these policies or persons believed to be short-term market timers may be barred permanently or for a specific period of time from further purchases of the Price Funds. Transactions placed by such persons are subject to rejection or cancellation without notice. These policies apply to contract holders and participants notwithstanding any provisions in your insurance contract:

All persons purchasing shares of a T. Rowe Price fund, directly or indirectly, can make only one "round trip" (i.e. one purchase and one sale or one sale and one purchase) involving the same fund within any 120-day period.

All persons purchasing fund shares through an insurance company and who hold the shares for less than 60 calendar days are considered to have violated the policy.

Systematic purchases and redemptions are exempt from these policies.

The terms of your insurance contract may also restrict your ability to trade between the investment options available under your contract.

Rights Reserved by the Funds

T. Rowe Price funds and their agents reserve the following rights: (1) to waive or lower investment minimums; (2) to refuse any purchase or exchange order; (3) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership by individual contract holders or participants) upon notice to the contract holder or participant within five business days of the trade or if the written confirmation has not been received by the contract holder or participant, whichever is sooner; (4) to cease offering fund shares at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchase and any services at any time; or (7) to act on instructions believed to be genuine. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.

In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no contract holder or participant or group of contract holders or participants controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of the fund, except upon approval of the fund`s management.

Dividends and Other Distributions

For a discussion of the tax status of your variable annuity contract, please refer to the insurance contract prospectus.

Dividends and Other Distributions

The policy of the fund is to distribute all of its net investment income and net capital gains each year to its shareholders, which are the separate accounts established by the various insurance companies in connection with their issuance of variable annuity and variable life contracts. Dividends from net investment income are declared and paid annually. All fund distributions made to a separate account will be reinvested automatically in additional fund shares, unless a shareholder (separate account) elects to receive distributions in cash. Under current law, dividends and distributions made by the fund to separate accounts generally are not taxable to the separate accounts, the insurance company, or the contract holder, provided that the separate account meets the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended, and other tax-related requirements are satisfied. The fund intends to diversify its investments in the manner required under Code Section 817(h).

Foreign Transactions

If the fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce fund dividends.

Distribution, Shareholder Servicing, and Recordkeeping Fees

II Class has adopted a 12b-1 plan under which it pays a fee at the rate of up to 0.25% of its daily net assets per year to various insurance companies, their agents, and contract distributors for distribution and servicing of its shares. These payments may be more or less than the costs incurred by the insurance companies, their agents, and contract distributors. Because the fees are paid from the II class net assets on an ongoing basis, they will increase the cost of your investment and, over time, could result in your paying more than with other types of sales charges.

More About the Fund3

Organization and Management

How is the fund organized?

T. Rowe Price Equity Series, Inc. (the "corporation"), was incorporated in Maryland in 1994. Currently, the corporation consists of seven series, each representing a separate pool of assets with different objectives and investment policies. In 2002, the Equity Income Portfolio issued a separate class of shares known as the II Class.

Equity Income Portfolio (of which the II class is a separate class) is managed in a manner similar to the T. Rowe Price Equity Income Fund, a fund with the same investment objective and program as the portfolio but offered to the general public and not to insurance company separate accounts. However, investors should be aware that the portfolio is not the same as the fund and will not have the same performance. Investments made by the portfolio at any given time may not be the same as those made by T. Rowe Price Equity Income Fund. Different performance will result due to factors such as differences in the cash flows into and out of the portfolio and fund, different fees and expenses, and differences in net assets and size of holdings.

Shareholders benefit from T. Rowe Price`s 67 years of investment management experience.

What is meant by "shares"?

Contract holders and participants indirectly (through the insurance company separate account) purchase shares when they put money in a fund offered as an investment option in their insurance contracts. These shares are part of a fund`s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder (the insurance company separate account) to cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund`s management contract. Shareholders of each class have exclusive voting rights on matters affecting only that class.

The shares of the fund have equal voting rights. The various insurance companies own the outstanding shares of the fund in their separate accounts. These separate accounts are registered under the 1940 Act or are excluded from registration thereunder. Under current law, the insurance companies must vote the shares held in registered separate accounts in accordance with voting instructions received from variable contract holders or participants having the right to give such instructions.

Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee.
If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the insurance company will send you the fund`s proxy materials that explain the issues to be decided and include instructions on voting.

Who runs the fund?

General Oversight

The corporation is governed by a Board of Directors/Trustees that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund`s officers. The majority of Board members are independent of T. Rowe Price.

All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price —  specifically by the fund`s portfolio managers.

Portfolio Management

The fund has an Investment Advisory Committee with the following members: Brian C. Rogers, Chairman, Stephen W. Boesel, Arthur B. Cecil III, Anna M. Dopkin, John D. Linehan, Heather K. McPherson, and William J. Stromberg. The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the fund`s investment program. Mr. Rogers has been chairman of the fund`s committee since 1994. He joined T. Rowe Price in 1982 and has been managing investments since 1983.

The Management Fee

The fund pays T. Rowe Price an annual fee that includes investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, nonrecurring and extraordinary items or fees and expenses for the fund`s independent directors. The fee is based on fund average daily net assets and is calculated and accrued daily. The fee for the fund for the most recent fiscal year was 0.85%.

In addition, from time to time, T. Rowe Price may make payments from its own resources to eligible insurance companies for services they provide to the fund for contract holders. These payments range from 0.15% to 0.25% of the average annual total assets invested by the separate accounts of the insurance company in the fund. T. Rowe Price may also reimburse insurance companies, broker-dealers, and other distributors for certain bona fide selling expenses associated with distribution of the insurance contracts in which the fund serves as an investment option. Such payments were less than .005% of fund assets in 2003.

Variable Annuity and Variable Life Charges

Variable annuity and variable life fees and charges imposed on contract holders and participants by the insurance companies are in addition to those described previously and are described in the variable annuity and variable life contract prospectuses.

Variable Annuity and Variable Life Conflicts

The fund may serve as an investment medium for both variable annuity contracts and variable life insurance policies. Shares of the fund may be offered to separate accounts established by any number of insurance companies. The fund currently does not foresee any disadvantages to variable annuity contract owners due to the fact that the fund may serve as an investment medium for both variable life insurance policies and annuity contracts; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of annuity contracts and insurance policies for which the fund serves as an investment medium might at some time be in conflict. However, the fund`s Board of Directors/Trustees is required to monitor events to identify any material conflicts between variable annuity contract owners and variable life policy owners, and will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, an insurance company participating in the fund might be required to redeem the investment of one or more of its separate accounts from the fund. This might force the fund to sell securities at disadvantageous prices.

Understanding Performance Information

This section should help you understand the terms used to describe fund performance. You may see these terms used in shareholder reports you receive from your insurance company.

Total Return

This tells you how much an investment has changed in value over a given period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.

Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

Cumulative Total Return

This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.

Average Annual Total Return

This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment`s actual cumulative return. This gives you an idea of an investment`s annual contribution to your portfolio, provided you held it for the entire period.

Total returns quoted for the fund include the effect of deducting the fund`s expenses, but may not include charges and expenses attributable to any particular insurance product. Since you can only purchase shares of the fund through an insurance product, you should carefully review the prospectus of the insurance product you have chosen for information on relevant charges and expenses. Excluding these charges from quotations of the fund`s performance has the effect of increasing the performance quoted.

Investment Policies and Practices

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

Shareholder approval is required to substantively change fund objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as "fundamental policies." The managers also follow certain "operating policies" that can be changed without shareholder approval. Shareholders will receive at least 60 days` prior notice of any change in the policy requiring the fund to normally invest at least 80% of net assets in common stocks. Fund investment restrictions and policies apply at the time of investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made. (This exception does not apply to the fund`s borrowing policy.)

Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in certain derivatives are limited to 10% of total assets. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have significantly more of an impact on a fund`s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.

Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports sent to you by your insurance company.

Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help achieve fund objectives.

Types of Portfolio Securities

In seeking to meet its investment objective, fund investments may be made in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund securities and investment management practices.

Fundamental policy  The fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund`s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the fund.

Fund investments are primarily in common stocks (normally, at least 80% of net assets) and, to a lesser degree, other types of securities as described below.

Common and Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company`s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

Convertible Securities and Warrants

Investments may be made in debt or preferred equity securities convertible into, or exchangeable for, equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. Some convertibles combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Warrants can be highly volatile, have no voting rights, and pay no dividends.

Foreign Securities

Investments may be made in foreign securities. These include nondollar-denominated securities traded outside of the U.S. and dollar-denominated securities of foreign issuers traded in the U.S. (such as ADRs and ADSs). Investing in foreign securities involves special risks that can increase the potential for losses. These include: exposure to potentially adverse local, political, and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; government interference in markets such as nationalization and exchange controls, expropriation of assets, or imposition of punitive taxes; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices and legal rights that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment`s value (favorable changes can increase its value). These risks are heightened for investments in developing countries, and there is no limit on the amount of fund foreign investments that may be made in such countries.

Operating policy  Fund investments in foreign securities are limited to 25% of total assets.

Hybrid Instruments

These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under certain conditions, the redemption value of a hybrid could be zero.

Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

Operating policy  Fund investments in hybrid instruments are limited to 10% of total assets.

Private Placements

These securities are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

Operating policy  Fund investments in illiquid securities are limited to 15% of net assets.

Fixed-Income Securities

From time to time, we may invest in debt securities of any type, including municipal securities, without regard to quality or rating. Such securities would be purchased in companies, municipalities, or entities that meet fund investment criteria. The price of a bond fluctuates with changes in interest rates, generally rising when interest rates fall and falling when interest rates rise. Below investment-grade, or "junk bonds," can be more volatile and have greater risk of default than investment-grade bonds.

Operating policy  The fund may purchase any type of noninvestment-grade debt security (or junk bond) including those in default. The fund will not purchase this type of security if it would have more than 10% of total assets invested in such securities. Fund investments in convertible securities are not subject to this limit.

Types of Investment Management Practices

Reserve Position

A certain portion of fund assets will be held in money market reserves. Fund reserve positions are expected to consist primarily of shares of one or both T. Rowe Price internal money market funds. Short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements, may also be held. For temporary, defensive purposes, there is no limit on fund investments in money market reserves. Significant investments in reserves could compromise the ability to achieve fund objectives. The reserve position provides flexibility in meeting redemptions, paying expenses, and in the timing of new investments and can serve as a short-term defense during periods of unusual market volatility.

Borrowing Money and Transferring Assets

Fund borrowings may be made from banks and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy  Borrowings may not exceed 33xb6 /xb8 % of total assets.

Operating policy  Fund transfers of portfolio securities as collateral will not be made except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33xb6 /xb8 % of total assets. Fund purchases of additional securities will not be made when borrowings exceed 5% of total assets.

Futures and Options

Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options, another type of potentially high-risk derivative, give the investor the right (where the investor purchases the option), or the obligation (where the investor "writes" or sells the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in securities prices and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.

Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund`s initial investment in such contracts.

Operating policies  Futures: Initial margin deposits on futures and premiums on options used for nonhedging purposes will not exceed 5% of net asset value. Options on securities: The total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.

Exchange Traded Funds (ETFs)

These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

Managing Foreign Currency Risk

Investors in foreign securities may attempt to "hedge" their exposure to potentially unfavorable currency changes. The primary means of doing this is through the use of "forwards"—  contracts to exchange one currency for another on some future date at a specified exchange rate. However, futures, swaps, and options on these instruments may also be used. In certain circumstances, a different currency may be substituted for the currency in which the investment is denominated, a strategy known as "proxy hedging." If the fund were to engage in any of these foreign currency transactions, they would be primarily to protect a fund`s foreign securities from adverse currency movements relative to the dollar. Such transactions involve the risk that anticipated currency movements will not occur, which could reduce fund total return. There are certain markets, including many emerging markets, where it is not possible to engage in effective foreign currency hedging.

Lending of Portfolio Securities

Fund securities may be lent to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well.

Fundamental policy  The value of loaned securities may not exceed 33xb6 /xb8 % of total assets.

Portfolio Turnover

Turnover is an indication of frequency of trading. We will not generally trade in securities for short-term profits, but, when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Each time the fund purchases or sells a security, it incurs a cost. This cost is reflected in the fund`s net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on the fund`s total return. Higher turnover can also increase the possibility of taxable capital gain distributions. The fund`s portfolio turnover rates are shown in the Financial Highlights table.

Financial Highlights

Table 3, which provides information about the class`s financial history, is based on a single share outstanding throughout the period shown. The table is part of the fund`s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions and no payment of account or (if applicable) redemption fees). The financial statements in the annual report were audited by the fund`s independent accountants, PricewaterhouseCoopers LLP.

Table 3  Financial Highlights
	4/30/02* through 12/31/02	Year ended December 31 2003

Net asset value,beginning of period	$19.43	$16.35
Income From Investment Operations
Net investment income	0.21	0.24
Net gains or losses on securities (both realized and unrealized)	(3.08)	3.84
Total from investment operations	(2.87)	4.08
Less Distributions
Dividends (from net investment income)	(0.21)	(0.26)
Distributions (fromcapital gains)	—	—
Returns of capital	—	—
Total distributions	(0.21)	(0.26)
Net asset value,end of period	$16.35	$20.17
Total return	(14.79)%	25.17%
Ratios/Supplemental Data
Net assets, end of period(in thousands)	$672	$56,676
Ratio of expenses to average net assets	1.10%a	1.10%
Ratio of net income to average net assets	2.15%a	1.54%
Portfolio turnover rate	17.1%	12.7%

*Inception date.

aAnnualized.

A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager`s recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain a free copy of a fund report or Statement of Additional Information, or for inquiries, contact your insurance company.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC`s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.

1940 Act File No.: 811-07143

E350—040 5/1/04

May 1, 2004

Prospectus

T. Rowe Price

New America

Growth Portfolio

A stock fund seeking long-term capital appreciation through investments in companies believed by T. Rowe Price to be in the fast-growing sectors that define the "new America."

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	About the Fund
	Objective, Strategy, Risks, and Expenses	1
	Other Information About the Fund	4

2	T. Rowe Price Account Information
	Pricing Shares and Receiving Sale Proceeds	5
	Rights Reserved by the Funds	7
	Dividends and Other Distributions	7

3	More About the Fund
	Organization and Management	8
	Understanding Performance Information	9
	Investment Policies and Practices	10
	Financial Highlights	14

T. Rowe Price Equity Series, Inc.

T. Rowe Price New America Growth Portfolio

 Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates managed $190 billion for more than eight million individual and institutional investor accounts as of December 31, 2003. T. Rowe Price is the fund`s investment manager.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

About the Fund1

objective, strategy, risks, and expenses

The fund should be used as an investment option for variable annuity and variable life insurance contracts.

What is the fund`s objective?

The fund seeks to provide long-term growth of capital by investing primarily in the common stocks of companies operating in sectors T. Rowe Price believes will be the fastest growing in the United States.

What is the fund`s principal investment strategy?

We invest primarily (at least 65% of total assets) in common stocks of U.S. companies that operate in those sectors of the economy identified at any given time by T. Rowe Price as the fastest growing or having the greatest growth potential. In recent years, the U.S. economy has evolved rapidly, primarily because of the application of new technologies and scientific advances. Fast-growing companies can be found across an array of industries in today`s "new America." The choice of industry sectors would reflect such factors as the overall revenue growth of the component companies and the sector`s contribution to gross domestic product from year to year.

Holdings range from large-cap to small companies. In selecting stocks, we look for many characteristics, including but not limited to:

earnings growth rates that generally exceed that of the average company in the S&P 500 Stock Index;

favorable company fundamentals, such as a strong balance sheet, sound business strategy, and promising competitive positioning;

effective management; and

stock valuations, such as price/earnings or price/cash flow ratios, that seem reasonable relative to the company`s prospects.

In pursuing its investment objective, the fund`s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund`s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

For details about the fund`s investment program, please see the Investment Policies and Practices section.

What are the main risks of investing in the fund?

The fund may entail above-average risk since growth companies pay few dividends and are typically more volatile than slower-growing companies with high dividends. Generally, stocks of companies in rapidly evolving—and often highly competitive—industries are subject to significant price swings. Since investors buy these stocks because of their expected superior earnings growth, earnings disappointments, even small ones, can result in sharp price declines. Changes in investor psychology from positive to negative can also cause growth stocks to lose value because of the high valuations they typically carry. The level of risk will be increased if the fund has significant exposure to small-company stocks, which tend to be more volatile than large-company stocks because of their limited product lines, markets, or financial resources. In addition, picking long-term winners in the early stages of developing new industries is very difficult. Promising new fields tend to attract a great deal of competition and capital investment, and the increasingly fast pace of technological change can render an established company`s products and services obsolete virtually overnight.

As with all equity funds, this fund`s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund`s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

The fund`s share price may decline, so when you sell your shares, you may lose money.

How can I tell if the fund is appropriate for me?

Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you seek long-term appreciation and can accept the potentially higher volatility of growth stocks, the fund could be an appropriate part of your overall investment strategy. This fund should not represent your complete investment program or be used for short-term trading purposes.

Equity investors should have a long-term investment horizon and be willing to wait out bear markets.

How has the fund performed in the past?

The bar chart showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and over time. Fund past performance is no guarantee of future returns.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.


Table 1  Average Annual Total Returns
	Periods ended December 31, 2003
	1 year	5 years	Since inception (3/31/94)
New America Growth Portfolio	35.10%	-2.96%	8.73%

S&P 500 Stock Index	28.68	-0.57	11.80
Lipper Variable Annuity Underlying Multi-Cap Growth Funds Average	35.24	-0.56	11.52

These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.

Figures do not reflect fees at the insurance product or contract level; if those fees were included, returns would be lower.

S&P 500 Stock Index tracks the stocks of 500 U.S. companies.

What fees or expenses will I pay?

The fees and expenses set forth below are paid by the portfolio and borne indirectly by contract holders. There are additional expenses charged by insurance companies, which apply to your insurance contract or policy, and these are described in the variable annuity and variable life contract prospectuses.

Table 2  Fees and Expenses of the Fund
Annual fund operating expenses (expenses that are deducted from fund assets)
Management fee	0.85%
Other expenses	—
Total annual fund operating expenses	0.85%

Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this fund with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:

1 year	3 years	5 years	10 years
$87	$271	$471	$1,049

other INFORMATION about the fund

What are some of the fund`s potential rewards?

The fund offers the potential for significant, long-term growth of capital by seeking to participate in the growth of companies positioned to benefit from the dynamic technological, social, medical, economic, and business developments that are defining the "new America." The fund has the flexibility to seek investments in companies of any size in any sector believed by T. Rowe Price to offer the greatest growth potential.

What is meant by a "growth" investment approach?

Thomas Rowe Price, Jr., pioneered the growth stock theory of investing over 60 years ago. It is based on the premise that inflation represents a more serious long-term threat to an investor`s portfolio than stock market fluctuations or recessions. Mr. Price believed that when a company`s earnings grow faster than both inflation and the economy in general, the market will eventually reward its long-term earnings growth with a higher stock price. However, investors should be aware that, during periods of adverse economic and market conditions, stock prices may fall despite favorable earnings trends.

Growth investors look for companies with above-average earnings gains.

Is there other information I can review before making a decision?

Investment Policies and Practices in Section 3 discusses various types of portfolio securities the fund may purchase as well as types of management practices the fund may use.

T. Rowe Price Account Information2

As an investor in a T. Rowe Price fund through your variable annuity or variable life insurance contract, you will want to know about the following policies and procedures that apply to the funds. For instructions on how to purchase and redeem shares, read the insurance contract prospectus.

Pricing Shares and Receiving Sale Proceeds

Shares of the fund are designed to be offered to insurance company separate accounts established for the purpose of funding variable annuity contracts, and also for the purpose of funding variable life contracts. Variable annuity and variable life contract holders or participants are not the shareholders of the fund. Rather, the separate account of the insurance company is the shareholder. The variable annuity and variable life contracts are described in separate prospectuses issued by the insurance companies. The fund assumes no responsibility for such prospectuses, or variable annuity or variable life contracts.

Shares of the fund are sold and redeemed without the imposition of any sales commission or redemption charge. However, certain other charges may apply to annuity or life contracts. Those charges are disclosed in the insurance contract prospectus.

Your ability to exchange from this fund to any other T. Rowe Price fund that serves as an investment option under your insurance contract is governed by the terms of that contract and the insurance contract prospectus, as well as the fund`s excessive trading policy described in this section.

How and when shares are priced

The share price (also called "net asset value" or NAV per share) for a fund is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day that the exchange is open for business. To calculate the NAV, the fund`s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price stocks and bonds. Amortized cost is used to price securities held by money market funds.

The securities of funds investing in foreign markets are valued on the basis of the most recent closing market prices at 4 p.m. ET except under the circumstances described below. Most foreign markets close before 4 p.m. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. If a fund determines that developments between the close of the foreign market and 4 p.m. ET will, in its judgment, materially affect the value of some or all of the fund`s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.

The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day`s opening prices in the same markets, and adjusted prices.

How your purchase, sale, or exchange price is determined

Purchases

The insurance companies purchase shares of the fund for their separate accounts, using premiums allocated by the contract holders or participants. Shares are purchased at the NAV next determined after the insurance company receives the premium payment in acceptable form. Initial and subsequent payments allocated to the fund are subject to the limits stated in the insurance contract prospectus issued by the insurance company.

Redemptions

The insurance companies redeem shares of the fund to make benefit or surrender payments under the terms of its contracts. Redemptions are processed on any day on which the New York Stock Exchange is open and are priced at the fund`s NAV next determined after the insurance company receives a surrender request in acceptable form.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

How you can receive the proceeds from a sale

Payment for redeemed shares will be made promptly, but in no event later than seven days after receipt of your redemption order. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Investment Company Act of 1940 ("1940 Act"). The amount received upon redemption of the shares of the fund may be more or less than the amount paid for the shares, depending on the fluctuations in the market value of the assets owned by the fund.

Excessive Trading and Market Timing

T. Rowe Price may bar excessive traders and market timers from purchasing shares.

Excessive trading or market timing in accounts that you own or control may disrupt management of a fund and raise its costs. While there is no assurance T. Rowe Price can prevent all excessive trading and market timing, each fund has adopted the policies set forth below to deter such activity. Persons trading directly or indirectly with T. Rowe Price or through intermediaries in violation of these policies or persons believed to be short-term market timers may be barred permanently or for a specific period of time from further purchases of the Price Funds. Transactions placed by such persons are subject to rejection or cancellation without notice. These policies apply to contract holders and participants notwithstanding any provisions in your insurance contract:

All persons purchasing shares of a T. Rowe Price fund, directly or indirectly, can make only one "round trip" (i.e. one purchase and one sale or one sale and one purchase) involving the same fund within any 120-day period.

All persons purchasing fund shares through an insurance company and who hold the shares for less than 60 calendar days are considered to have violated the policy.

Systematic purchases and redemptions are exempt from these policies.

The terms of your insurance contract may also restrict your ability to trade between the investment options available under your contract.

Rights Reserved by the Funds

T. Rowe Price funds and their agents reserve the following rights: (1) to waive or lower investment minimums; (2) to refuse any purchase or exchange order; (3) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership by individual contract holders or participants) upon notice to the contract holder or participant within five business days of the trade or if the written confirmation has not been received by the contract holder or participant, whichever is sooner; (4) to cease offering fund share at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchase and any services at any time; or (7) to act on instructions believed to be genuine. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.

In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no contract holder or participant or group of contract holders or participants controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of the fund, except upon approval of the fund`s management.

Dividends and Other Distributions

For a discussion of the tax status of your variable annuity contract, please refer to the insurance contract prospectus.

Dividends and Other Distributions

The policy of the fund is to distribute all of its net investment income and net capital gains each year to its shareholders, which are the separate accounts established by the various insurance companies in connection with their issuance of variable annuity and variable life contracts. Dividends from net investment income are declared daily and paid monthly for the Limited-Term Bond and Prime Reserve Portfolios; declared and paid quarterly for the Equity Income, Equity Index 500, and Personal Strategy Portfolios; and declared and paid annually for all other portfolios. All fund distributions made to a separate account will be reinvested automatically in additional fund shares, unless a shareholder (separate account) elects to receive distributions in cash. Under current law, dividends and distributions made by the fund to separate accounts generally are not taxable to the separate accounts, the insurance company, or the contract holder, provided that the separate account meets the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended, and other tax-related requirements are satisfied. The fund intends to diversify its investments in the manner required under Code Section 817(h).

Foreign Transactions

If the fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce fund dividends.

More About the Fund3

Organization and Management

How is the fund organized?

T. Rowe Price Equity Series, Inc. (the "corporation"), was incorporated in Maryland in 1994. Currently, the corporation consists of seven series, each representing a separate pool of assets with different objectives and investment policies.

New America Growth Portfolio is managed in a manner similar to the T. Rowe Price New America Growth Fund, a fund with the same investment objective and program as the portfolio but offered to the general public and not to insurance company separate accounts. However, investors should be aware that the portfolio is not the same as the fund and will not have the same performance. Investments made by the portfolio at any given time may not be the same as those made by T. Rowe Price New America Growth Fund. Different performance will result due to factors such as differences in the cash flows into and out of the portfolio and fund, different fees and expenses, and differences in net assets and size of holdings.

Shareholders benefit from T. Rowe Price`s 67 years of investment management experience.

What is meant by "shares"?

Contract holders and participants indirectly (through the insurance company separate account) purchase shares when they put money in a fund offered as an investment option in their insurance contracts. These shares are part of a fund`s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder (the insurance company separate account) to cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund`s management contract.

The shares of the fund have equal voting rights. The various insurance companies own the outstanding shares of the fund in their separate accounts. These separate accounts are registered under the 1940 Act or are excluded from registration thereunder. Under current law, the insurance companies must vote the shares held in registered separate accounts in accordance with voting instructions received from variable contract holders or participants having the right to give such instructions.

Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee.
If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the insurance company will send you the fund`s proxy materials that explain the issues to be decided and include instructions on voting.

Who runs the fund?

General Oversight

The corporation is governed by a Board of Directors/Trustees that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund`s officers. The majority of Board members are independent of T. Rowe Price.

All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price —  specifically by the fund`s portfolio managers.

Portfolio Management

The fund has an Investment Advisory Committee with the following members: Joseph Milano, Chairman, Jeffrey A. Arricale, R. Scott Berg, Brian W.H. Berghuis, Charles G. Pepin, Robert W. Sharps, Robert W. Smith, and R. Candler Young. The committee chairman has day-to-day responsibility for managing the portfolio and works

with the committee in developing and executing the fund`s investment program. Mr. Milano has been chairman of the fund`s committee since 2002. He joined T. Rowe Price in 1996 and has been managing investments since 1999.

The Management Fee

The fund pays T. Rowe Price an annual fee that includes investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, nonrecurring and extraordinary items or fees and expenses for the fund`s independent directors. The fee is based on fund average daily net assets and is calculated and accrued daily. The fee for the fund for the most recent fiscal year was 0.85%.

In addition, from time to time, T. Rowe Price may make payments from its own resources to eligible insurance companies for services they provide to the fund for contract holders. These payments range from 0.15% to 0.25% of the average annual total assets invested by the separate accounts of the insurance company in the fund. T. Rowe Price may also reimburse insurance companies, broker-dealers, and other distributors for certain bona fide selling expenses associated with distribution of the insurance contracts in which the fund serves as an investment option. Such payments were less than .005% of fund assets in 2003.

Variable Annuity and Variable Life Charges

Variable annuity and variable life fees and charges imposed on contract holders and participants by the insurance companies are in addition to those described previously and are described in the variable annuity and variable life contract prospectuses.

Variable Annuity and Variable Life Conflicts

The fund may serve as an investment medium for both variable annuity contracts and variable life insurance policies. Shares of the fund may be offered to separate accounts established by any number of insurance companies. The fund currently does not foresee any disadvantages to variable annuity contract owners due to the fact that the fund may serve as an investment medium for both variable life insurance policies and annuity contracts; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of annuity contracts and insurance policies for which the fund serves as an investment medium might at some time be in conflict. However, the fund`s Board of Directors/Trustees is required to monitor events to identify any material conflicts between variable annuity contract owners and variable life policy owners, and will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, an insurance company participating in the fund might be required to redeem the investment of one or more of its separate accounts from the fund. This might force the fund to sell securities at disadvantageous prices.

Understanding Performance Information

This section should help you understand the terms used to describe fund performance. You may see these terms used in shareholder reports you receive from your insurance company.

Total Return

This tells you how much an investment has changed in value over a given period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.

Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

Cumulative Total Return

This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.

Average Annual Total Return

This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment`s actual cumulative return. This gives you an idea of an investment`s annual contribution to your portfolio, provided you held it for the entire period.

Total returns quoted for the fund include the effect of deducting the fund`s expenses, but may not include charges and expenses attributable to any particular insurance product. Since you can only purchase shares of the fund through an insurance product, you should carefully review the prospectus of the insurance product you have chosen for information on relevant charges and expenses. Excluding these charges from quotations of the fund`s performance has the effect of increasing the performance quoted.

Investment Policies and Practices

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

Shareholder approval is required to substantively change fund objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as "fundamental policies." The managers also follow certain "operating policies" that can be changed without shareholder approval. Fund investment restrictions and policies apply at the time of investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made. (This exception does not apply to the fund`s borrowing policy.)

Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in certain derivatives are limited to 10% of total assets. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have significantly more of an impact on a fund`s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.

Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports sent to you by your insurance company.

Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help achieve fund objectives.

Types of Portfolio Securities

In seeking to meet its investment objective, fund investments may be made in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund securities and investment management practices.

Fundamental policy  The fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund`s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the fund.

Fund investments are primarily in common stocks (normally, at least 65% of total assets) and, to a lesser degree, other types of securities as described below.

Common and Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company`s stock price, so common stocks generally have the great est appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

Convertible Securities and Warrants

Investments may be made in debt or preferred equity securities convertible into, or exchangeable for, equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. Some convertibles combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Warrants can be highly volatile, have no voting rights, and pay no dividends.

Foreign Securities

Investments may be made in foreign securities. These include nondollar-denominated securities traded outside of the U.S. and dollar-denominated securities of foreign issuers traded in the U.S. (such as ADRs and ADSs). Investing in foreign securities involves special risks that can increase the potential for losses. These include: exposure to potentially adverse local, political, and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; government interference in markets such as nationalization and exchange controls, expropriation of assets, or imposition of punitive taxes; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices and legal rights that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment`s value (favorable changes can increase its value). These risks are heightened for investments in developing countries, and there is no limit on the amount of fund foreign investments that may be made in such countries.

Operating policy  Fund investments in foreign securities are limited to 15% of total assets.

Hybrid Instruments

These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under certain conditions, the redemption value of a hybrid could be zero.

Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

Operating policy  Fund investments in hybrid instruments are limited to 10% of total assets.

Private Placements

These securities are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

Operating policy  Fund investments in illiquid securities are limited to 15% of net assets.

Types of Investment Management Practices

Reserve Position

A certain portion of fund assets will be held in money market reserves. Fund reserve positions are expected to consist primarily of shares of one or both T. Rowe Price internal money market funds. Short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements, may also be held. For temporary, defensive purposes, there is no limit on fund investments in money market reserves. Significant investments in reserves could compromise the ability to achieve fund objectives. The reserve position provides flexibility in meeting redemptions, paying expenses, and in the timing of new investments and can serve as a short-term defense during periods of unusual market volatility.

Borrowing Money and Transferring Assets

Fund borrowings may be made from banks and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy  Borrowings may not exceed 33xb6 /xb8 % of total assets.

Operating policy  Fund transfers of portfolio securities as collateral will not be made except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33xb6 /xb8 % of total assets. Fund purchases of additional securities will not be made when borrowings exceed 5% of total assets.

Futures and Options

Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options, another type of potentially high-risk derivative, give the investor the right (where the investor purchases the option), or the obligation (where the investor "writes" or sells the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in securities prices and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.

Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund`s initial investment in such contracts.

Operating policies  Futures: Initial margin deposits on futures and premiums on options used for nonhedging purposes will not exceed 5% of net asset value. Options on securities: The total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.

Exchange Traded Funds (ETFs)

These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

Managing Foreign Currency Risk

Investors in foreign securities may attempt to "hedge" their exposure to potentially unfavorable currency changes. The primary means of doing this is through the use of "forwards"—  contracts to exchange one currency for another on some future date at a specified exchange rate. However, futures, swaps, and options on these instruments may also be used. In certain circumstances, a different currency may be substituted for the currency in which the investment is denominated, a strategy known as "proxy hedging." If the fund were to engage in any of these foreign currency transactions, they would be primarily to protect a fund`s foreign securities from adverse currency movements relative to the dollar. Such transactions involve the risk that anticipated currency movements will not occur, which could reduce fund total return. There are certain markets, including many emerging markets, where it is not possible to engage in effective foreign currency hedging.

Lending of Portfolio Securities

Fund securities may be lent to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well.

Fundamental policy  The value of loaned securities may not exceed 33xb6 /xb8 % of total assets.

Portfolio Turnover

Turnover is an indication of frequency of trading. We will not generally trade in securities for short-term profits, but, when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Each time the fund purchases or sells a security, it incurs a cost. This cost is reflected in the fund`s net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on the fund`s total return. Higher turnover can also increase the possibility of taxable capital gain distributions. The fund`s portfolio turnover rates are shown in the Financial Highlights table.

Financial Highlights

Table 3, which provides information about the fund`s financial history, is based on a single share outstanding throughout the periods shown. The table is part of the fund`s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions and no payment of account or (if applicable) redemption fees). The financial statements in the annual report were audited by the fund`s independent accountants, PricewaterhouseCoopers LLP.

Table 3  Financial Highlights
	Year ended December 31
	1999	2000	2001	2002	2003

Net asset value,beginning of period	$24.74	$26.18	$20.91	$18.12	$12.99
Income From Investment Operations
Net investment income	(0.07)	(0.04)	(0.04)	(0.05)	(0.03)
Net gains or losses on securities (both realized and unrealized)	3.10	(2.64)	(2.44)	(5.08)	4.59
Total from investment operations	3.03	(2.68)	(2.48)	(5.13)	4.56
Less Distributions
Dividends (from net investment income)	—	—	—	—	—
Distributions (fromcapital gains)	(1.59)	(2.59)	(0.31)	—	—
Returns of capital	—	—	—	—	—
Total distributions	(1.59)	(2.59)	(0.31)	—	—
Net asset value,end of period	$26.18	$20.91	$18.12	$12.99	$17.55
Total return	12.75%	(10.62)%	(11.84)%	(28.31)%	35.10%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$125,974	$108,835	$90,282	$55,871	$70,847
Ratio of expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85%	xd4
Ratio of net income to average net assets	(0.30)%	(0.18)%	(0.20)%	(0.29)%	(0.20)%
Portfolio turnover rate	42.1%	89.2%	56.4%	62.7%	64.2%

A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager`s recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain a free copy of a fund report or Statement of Additional Information, or for inquiries, contact your insurance company.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC`s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.

1940 Act File No.: 811-07143

E302-040 5/1/04

May 1, 2004

Prospectus

T. Rowe Price

Personal Strategy

Balanced Portfolio

A fund seeking capital growth and current
income from stocks and bonds.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	About the Fund
	Objective, Strategy, Risks, and Expenses	1
	Other Information About the Fund	4

2	T. Rowe Price Account Information
	Pricing Shares and Receiving Sale Proceeds	6
	Rights Reserved by the Funds	8
	Dividends and Other Distributions	8

3	More About the Fund
	Organization and Management	9
	Understanding Performance Information	11
	Investment Policies and Practices	11
	Financial Highlights	19

T. Rowe Price Equity Series, Inc.

T. Rowe Price Personal Strategy Balanced Portfolio

 Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates managed $190 billion for more than eight million individual and institutional investor accounts as of December 31, 2003. T. Rowe Price is the fund`s investment manager.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

About the Fund1

objective, strategy, risks, and expenses

The fund should be used as an investment option for variable annuity and variable life insurance contracts.

What is the fund`s objective?

The fund`s objective is to seek the highest total return over time consistent with an emphasis on both capital appreciation and income.

What is the fund`s principal investment strategy?

The fund pursues its objective by investing in a diversified portfolio typically consisting of approximately 60% stocks, 30% bonds, and 10% money market securities. Under normal conditions, allocations for the fund can vary by 10% above or below these ranges, based on the fund manager`s outlook for the economy and the financial markets. The fund will invest at least 25% of total assets in senior fixed-income securities.

When deciding upon asset allocations, the manager may favor fixed-income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. The opposite may be true when strong economic growth is expected. When selecting particular stocks to purchase, the manager will examine relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, and small- to large-cap stocks. Domestic stocks are drawn from the overall U.S. market, while international equities are selected primarily from large companies in developed countries. This process draws heavily upon T. Rowe Price`s proprietary stock research expertise.

Much the same security selection process applies to bonds. For example, when deciding on whether to adjust allocations to high-yield (junk) bonds, the manager will weigh such factors as the outlook for the economy and corporate earnings and the yield advantage lower-rated bonds offer over investment-grade bonds. Bonds are primarily investment grade (top four credit ratings) and are chosen from across the entire government, corporate, and mortgage-backed bond market. Maturities will reflect the manager`s outlook for interest rates.

In pursuing its investment objective, the fund`s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund`s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The fund may also invest in other securities, including futures, options, and swaps, in keeping with its objective.

Securities may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.

What are the main risks of investing in the fund?

The fund`s program of investing in stocks, bonds, and money market securities exposes it to a variety of risks. .Each of these is proportional to the percentage of assets the fund has in these securities..The risks include:

Risks of stock investing  Stock prices can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, a fund`s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of funds.

Risks of bond investing  Bonds have two main sources of risk. Interest rate risk is the decline in bond prices that usually accompanies a rise in interest rates. Longer-maturity bonds typically suffer greater declines than those with shorter maturities. If the fund purchases longer-maturity bonds and interest rates rise unexpectedly, their

share prices could decline. Mortgage securities can react somewhat differently from regular bonds to interest rate changes. Falling rates can cause losses of principal due to increased mortgage prepayments. Rising rates can lead to decreased prepayments and greater volatility. Credit risk is the chance that any fund holding could have its credit downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund`s income level and share price.

While the fund expects to invest primarily in investment-grade bonds, it may also hold high-yield (junk) bonds, including those with the lowest rating. Investment-grade bonds are those rated from the highest (AAA) to medium (BBB) quality, and high-yield bonds are rated BB and lower. The latter are speculative since their issuers are more vulnerable to financial setbacks and recession than more creditworthy companies, but BBB rated bonds may have speculative elements as well. High-yield bond issuers include small companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, and firms with heavy debt loads.

Risks of foreign securities  To the extent the fund invests in foreign stocks and bonds, it is also subject to the special risks associated with such investments, whether denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, less liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies.

Derivatives risk  To the extent the fund uses futures, swaps, and other derivatives, it is exposed to additional volatility and potential losses.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

The fund`s share price may decline, so when you sell your shares, you may lose money.

How can I tell if the fund is appropriate for me?

Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. Generally, the fund is intended for those seeking a middle-of-the-road approach that emphasizes stocks for their higher capital appreciation potential but retains a significant income component to temper principal volatility.

If you are investing for principal safety and liquidity, you should consider a money market fund.

The fund should not necessarily represent your complete investment program or be used for short-term trading purposes.

How has the fund performed in the past?

The bar chart showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and over time. Fund past performance is no guarantee of future returns.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.


Table 1  Average Annual Total Returns
	Periods ended December 31, 2003
	1 year	5 years	Since inception (12/30/94)
Personal Strategy Balanced Portfolio	24.80%	5.11%	10.93%

Combined Index Portfolio	20.40	2.97	9.67
Merrill Lynch-Wilshire Capital Market Index	19.91	2.40	10.17a

These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.

Figures do not reflect fees at the insurance product or contract level; if those fees were included, returns would be lower.

aSince 12/31/94.

Combined Index Portfolio is an unmanaged portfolio composed of 60% stocks (51% Wilshire 5000, 9% MSCI EAFE Index), 30% bonds (Lehman Brothers U.S. Aggregate Index), and 10% money market securities (Citigroup 3-Month Treasury Bill Index).

Wilshire 5000 Total Market Index tracks the performance of the most active stocks in the broad U.S. market.

MSCI EAFE Index tracks the stocks of about 1,000 companies in Europe, Australasia, and the Far East (EAFE).

Lehman Brothers U.S. Aggregate Index tracks investment-grade corporate and government bonds.

Citigroup 3-Month Treasury Bill Index tracks short-term U.S. government debt instruments.

Merrill Lynch-Wilshire Capital Market Index is a market capitalization weighted index including the Wilshire 5000, High Yield II, and Domestic Master indexes.

What fees or expenses will I pay?

The fees and expenses set forth below are paid by the portfolio and borne indirectly by contract holders. There are additional expenses charged by insurance companies, which apply to your insurance contract or policy, and these are described in the variable annuity and variable life contract prospectuses.

Table 2  Fees and Expenses of the Fund
Annual fund operating expenses (expenses that are deducted from fund assets)
Management fee	0.90%
Other expenses	—
Total annual fund operating expenses	0.90%a

aActual expenses paid were 0.88% due to a credit received from investing in the T. Rowe Price Institutional High Yield Fund.

Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this fund with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:

1 year	3 years	5 years	10 years
$90	$281	$488	$1,084

other INFORMATION about the fund

What are the fund`s potential rewards?

The fund offers a way to balance the potential capital appreciation of common stocks with the income and relative stability of bonds over the long term. It should be less volatile than an all-stock fund. The fund`s broad diversification means that you are not putting all your eggs in one basket. While there is no guarantee, spreading investments across several types of assets could reduce the fund`s overall volatility, since prices of stocks and bonds may respond differently to changes in economic conditions and interest rate levels. A rise in bond prices, for example, could help offset a fall in stock prices. Money market securities should have a stabilizing influence. In addition, the steady income provided by bonds and money market securities contributes positively to total return, cushioning the impact of any price declines or enhancing price increases.

How does the portfolio manager try to reduce risk?

Consistent with the fund`s objective, the portfolio manager uses various tools to try to reduce risk and increase total return, including:

Diversification of assets to reduce the impact of a single holding or sector on a fund`s net asset value.

Thorough research of stocks, bonds, and other securities by our analysts to find the most favorable investment opportunities.

Gradual shifts in stock, bond, and money market allocations to take advantage of market opportunities and changing economic conditions.

We regularly review the asset allocation and may make gradual changes, within allowed ranges, based on our outlook for the economy, interest rates, and financial markets. The fund will not attempt to time short-term market swings.

Why include foreign securities?

The fund may invest up to 35% of its total assets in foreign stocks and bonds, which offer advantages but also increase risk. The potential advantages are extra diversification and enhanced returns. Since foreign stock and bond markets may move independently from U.S. securities, they could reduce the fund`s price fluctuations while offering a way to participate in markets that may generate attractive returns. However, if U.S. and foreign markets move in the same direction, the positive or negative effect on the fund`s share price could be magnified.

For a discussion of the effects of currency exchange rate fluctuations and other special risks of foreign investing, please see Investment Policies and Practices.

How is a bond`s price affected by changes in interest rates?

When interest rates rise, a bond`s price usually falls, and vice versa. In general, the longer a bond`s maturity, the greater the price increase or decrease in response to a given change in rates, as shown in Table 3.

Table 3  How Interest Rates Affect Bond Prices
		Price of a $1,000 face value bond if interest rates:
Bond maturity	Coupon	Increase		Decrease
		1 percent	2 percent	1 percent	2 percent
2 years	1.82%	$981	$962	$1,020	NA
5 years	3.25	955	913	1,047	$1,097
10 years	4.25	923	853	1,085	1,178
30 years	5.07	863	752	1,172	1,390

Coupons reflect yields on Treasury securities as of December 31, 2003. The table may not be representative of price changes for mortgage-backed securities because of prepayments. This is an illustration and does not represent expected yields or share price changes of any T. Rowe Price fund.

Is there other information I can review before making a decision?

Investment Policies and Practices in Section 3 discusses various types of portfolio securities the fund may purchase as well as types of management practices the fund may use.

T. Rowe Price Account Information2

As an investor in a T. Rowe Price fund through your variable annuity or variable life insurance contract, you will want to know about the following policies and procedures that apply to the funds. For instructions on how to purchase and redeem shares, read the insurance contract prospectus.

Pricing Shares and Receiving Sale Proceeds

Shares of the fund are designed to be offered to insurance company separate accounts established for the purpose of funding variable annuity contracts, and also for the purpose of funding variable life contracts. Variable annuity and variable life contract holders or participants are not the shareholders of the fund. Rather, the separate account of the insurance company is the shareholder. The variable annuity and variable life contracts are described in separate prospectuses issued by the insurance companies. The fund assumes no responsibility for such prospectuses, or variable annuity or variable life contracts.

Shares of the fund are sold and redeemed without the imposition of any sales commission or redemption charge. However, certain other charges may apply to annuity or life contracts. Those charges are disclosed in the insurance contract prospectus.

Your ability to exchange from this fund to any other T. Rowe Price fund that serves as an investment option under your insurance contract is governed by the terms of that contract and the insurance contract prospectus, as well as the fund`s excessive trading policy described in this section.

How and when shares are priced

The share price (also called "net asset value" or NAV per share) for a fund is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day that the exchange is open for business. To calculate the NAV, the fund`s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price stocks and bonds. Amortized cost is used to price securities held by money market funds.

The portfolio securities of funds investing in foreign markets are valued on the basis of the most recent closing market prices at 4 p.m. ET except under the circumstances described below. Most foreign markets close before 4 p.m. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. If a fund determines that developments between the close of the foreign market and 4 p.m. ET will, in its judgment, materially affect the value of some or all of the fund`s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.

The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day`s opening prices in the same markets, and adjusted prices.

How your purchase, sale, or exchange price is determined

Purchases

The insurance companies purchase shares of the fund for their separate accounts, using premiums allocated by the contract holders or participants. Shares are purchased at the NAV next determined after the insurance company receives the premium payment in acceptable form. Initial and subsequent payments allocated to the fund are subject to the limits stated in the insurance contract prospectus issued by the insurance company.

Redemptions

The insurance companies redeem shares of the fund to make benefit or surrender payments under the terms of its contracts. Redemptions are processed on any day on which the New York Stock Exchange is open and are priced at the fund`s NAV next determined after the insurance company receives a surrender request in acceptable form.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

How you can receive the proceeds from a sale

Payment for redeemed shares will be made promptly, but in no event later than seven days after receipt of your redemption order. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Investment Company Act of 1940 ("1940 Act"). The amount received upon redemption of the shares of the fund may be more or less than the amount paid for the shares, depending on the fluctuations in the market value of the assets owned by the fund.

Excessive Trading and Market Timing

T. Rowe Price may bar excessive traders and market timers from purchasing shares.

Excessive trading or market timing in accounts that you own or control may disrupt management of a fund and raise its costs. While there is no assurance T. Rowe Price can prevent all excessive trading and market timing, each fund has adopted the policies set forth below to deter such activity. Persons trading directly or indirectly with T. Rowe Price or through intermediaries in violation of these policies or persons believed to be short-term market timers may be barred permanently or for a specific period of time from further purchases of the Price Funds. Transactions placed by such persons are subject to rejection or cancellation without notice. These policies apply to contract holders and participants notwithstanding any provisions in your insurance contract:

All persons purchasing shares of a T. Rowe Price fund, directly or indirectly, can make only one "round trip" (i.e. one purchase and one sale or one sale and one purchase) involving the same fund within any 120-day period.

All persons purchasing fund shares through an insurance company and who hold the shares for less than 60 calendar days are considered to have violated the policy.

Systematic purchases and redemptions are exempt from these policies.

The terms of your insurance contract may also restrict your ability to trade between the investment options available under your contract.

Rights Reserved by the Funds

T. Rowe Price funds and their agents reserve the following rights: (1) to waive or lower investment minimums; (2) to refuse any purchase or exchange order; (3) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership by individual contract holders or participants) upon notice to the contract holder or participant within five business days of the trade or if the written confirmation has not been received by the contract holder or participant, whichever is sooner; (4) to cease offering fund share at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchase and any services at any time; or (7) to act on instructions believed to be genuine. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.

In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no contract holder or participant or group of contract holders or participants controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of the fund, except upon approval of the fund`s management.

Dividends and Other Distributions

For a discussion of the tax status of your variable annuity contract, please refer to the insurance contract prospectus.

Dividends and Other Distributions

The policy of the fund is to distribute all of its net investment income and net capital gains each year to its shareholders, which are the separate accounts established by the various insurance companies in connection with their issuance of variable annuity and variable life contracts. Dividends from net investment income are declared daily and paid monthly for the Limited-Term Bond and Prime Reserve Portfolios; declared and paid quarterly for the Equity Income, Equity Index 500, and Personal Strategy Portfolios; and declared and paid annually for all other portfolios. All fund distributions made to a separate account will be reinvested automatically in additional fund shares, unless a shareholder (separate account) elects to receive distributions in cash. Under current law, dividends and distributions made by the fund to separate accounts generally are not taxable to the separate accounts, the insurance company, or the contract holder, provided that the separate account meets the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended, and other tax-related requirements are satisfied. The fund intends to diversify its investments in the manner required under Code Section 817(h).

Foreign Transactions

If the fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce fund dividends.

More About the Fund3

Organization and Management

How is the fund organized?

T. Rowe Price Equity Series, Inc. (the "corporation"), was incorporated in Maryland in 1994. Currently, the corporation consists of seven series, each representing a separate pool of assets with different objectives and investment policies.

Personal Strategy Balanced Portfolio is managed in a manner similar to the T. Rowe Price Personal Strategy Balanced Fund, a fund with the same investment objective and program as the portfolio but offered to the general public and not to insurance company separate accounts. However, investors should be aware that the portfolio is not the same as the fund and will not have the same performance. Investments made by the portfolio at any given time may not be the same as those made by T. Rowe Price Personal Strategy Balanced Fund. Different performance will result due to factors such as differences in the cash flows into and out of the portfolio and fund, different fees and expenses, and differences in net assets and size of holdings.

Shareholders benefit from T. Rowe Price`s 67 years of investment management experience.

What is meant by "shares"?

Contract holders and participants indirectly (through the insurance company separate account) purchase shares when they put money in a fund offered as an investment option in their insurance contracts. These shares are part of a fund`s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder (the insurance company separate account) to cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund`s management contract.

The shares of the fund have equal voting rights. The various insurance companies own the outstanding shares of the fund in their separate accounts. These separate accounts are registered under the 1940 Act or are excluded from registration thereunder. Under current law, the insurance companies must vote the shares held in registered separate accounts in accordance with voting instructions received from variable contract holders or participants having the right to give such instructions.

Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee.
If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the insurance company will send you the fund`s proxy materials that explain the issues to be decided and include instructions on voting.

Who runs the fund?

General Oversight

The corporation is governed by a Board of Directors/Trustees that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund`s officers. The majority of Board members are independent of T. Rowe Price.

All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price—specifically by the fund`s portfolio managers .

Portfolio Management

The fund`s investments are guided by two committees. An Asset Allocation Committee meets regularly to determine the asset allocation of the fund among stocks, bonds, and money market securities. Committee members include Edmund M. Notzon III, Chairman, Stephen W. Boesel, John H. Laporte, Mary J. Miller, and Brian C. Rogers. The Asset Allocation Committee has been acting in this role for T. Rowe Price since 1990, and its members bring a wide range of investment experience to this task.

Day-to-day responsibility for managing the fund`s investments lies with an Investment Advisory Committee with the following members: Edmund M. Notzon III, Chairman, Stephen W. Boesel, John H. Laporte, Raymond A. Mills, Donald J. Peters, Larry J. Puglia, Brian C. Rogers, Charles M. Shriver, Mark J. Vaselkiv, Richard T. Whitney, and M. Christine Wojciechowski. The committee chairman works with the committee in developing and executing the fund`s investment program. Mr. Notzon has been managing investments for T. Rowe Price since 1989 and has been chairman of the fund`s Investment Advisory Committee since 1998.

The Management Fee

The fund pays T. Rowe Price an annual fee that includes investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, nonrecurring and extraordinary items or fees and expenses for the fund`s independent directors. The fee is based on fund average daily net assets and is calculated and accrued daily. The fee for the fund for the most recent fiscal year was 0.90%.

In addition, from time to time, T. Rowe Price may make payments from its own resources to eligible insurance companies for services they provide to the fund for contract holders. These payments range from 0.15% to 0.25% of the average annual total assets invested by the separate accounts of the insurance company in the fund. T. Rowe Price may also reimburse insurance companies, broker-dealers, and other distributors for certain bona fide selling expenses associated with distribution of the insurance contracts in which the fund serves as an investment option. Such payments were less than .005% of fund assets in 2003.

Variable Annuity and Variable Life Charges

Variable annuity and variable life fees and charges imposed on contract holders and participants by the insurance companies are in addition to those described previously and are described in the variable annuity and variable life contract prospectuses.

Variable Annuity and Variable Life Conflicts

The fund may serve as an investment medium for both variable annuity contracts and variable life insurance policies. Shares of the fund may be offered to separate accounts established by any number of insurance companies. The fund currently does not foresee any disadvantages to variable annuity contract owners due to the fact that the fund may serve as an investment medium for both variable life insurance policies and annuity contracts; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of annuity contracts and insurance policies for which the fund serves as an investment medium might at some time be in conflict. However, the fund`s Board of Directors/Trustees is required to monitor events to identify any material conflicts between variable annuity contract owners and variable life policy owners, and will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, an insurance company participating in the fund might be required to redeem the investment of one or more of its separate accounts from the fund. This might force the fund to sell securities at disadvantageous prices.

Understanding Performance Information

This section should help you understand the terms used to describe fund performance. You may see these terms used in shareholder reports you receive from your insurance company.

Total Return

This tells you how much an investment has changed in value over a given period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.

Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

Cumulative Total Return

This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.

Average Annual Total Return

This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment`s actual cumulative return. This gives you an idea of an investment`s annual contribution to your portfolio, provided you held it for the entire period.

Total returns quoted for the fund include the effect of deducting the fund`s expenses, but may not include charges and expenses attributable to any particular insurance product. Since you can only purchase shares of the fund through an insurance product, you should carefully review the prospectus of the insurance product you have chosen for information on relevant charges and expenses. Excluding these charges from quotations of the fund`s performance has the effect of increasing the performance quoted.

Investment Policies and Practices

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

Shareholder approval is required to substantively change fund objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as "fundamental policies." The managers also follow certain "operating policies" that can be changed without shareholder approval. Fund investment restrictions and policies apply at the time of investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made. (This exception does not apply to the fund`s borrowing policy.)

Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in certain derivatives are limited to 10% of total assets. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have significantly more of an impact on a fund`s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.

Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports sent to you by your insurance company.

Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help achieve fund objectives.

Types of Portfolio Securities

In seeking to meet its investment objective, fund investments may be made in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund securities and investment management practices.

Fundamental policy  The fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund`s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the fund.

Bonds

A bond is an interest-bearing security. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond`s face value) on a specified date. An issuer may have the right to redeem or "call" a bond before maturity, and the investor may have to reinvest the proceeds at lower market rates.

A bond`s annual interest income, set by its coupon rate, is usually fixed for the life of the bond. Its yield (income as a percent of current price) will fluctuate to reflect changes in interest rate levels. A bond`s price usually rises when interest rates fall, and vice versa, so its yield stays consistent with current market conditions.

Conventional fixed-rate bonds offer a coupon rate for a fixed maturity with no adjustment for inflation. Real rate of return bonds also offer a fixed coupon but include ongoing inflation adjustments for the life of the bond.

Bonds may be unsecured (backed by the issuer`s general creditworthiness only) or secured (also backed by specified collateral). Bonds include asset- and mortgage-backed securities.

Certain bonds have interest rates that are adjusted periodically. These interest rate adjustments tend to minimize fluctuations in the bonds` principal values. The maturity of those securities may be shortened under certain specified conditions.

Bonds may be designated as senior or subordinated obligations. Senior obligations generally have the first claim on a corporation`s earnings and assets and, in the event of liquidation, are paid before subordinated debt.

Operating policy At least 25% of the fund`s total assets must be senior fixed-income securities.

Common and Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company`s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

Convertible Securities and Warrants

Investments may be made in debt or preferred equity securities convertible into, or exchangeable for, equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. Some convertibles combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Warrants can be highly volatile, have no voting rights, and pay no dividends.

Foreign Securities

Investments may be made in foreign securities. These include nondollar-denominated securities traded outside of the U.S. and dollar-denominated securities of foreign issuers traded in the U.S. (such as ADRs and ADSs). Investing in foreign securities involves special risks that can increase the potential for losses. These include: exposure to potentially adverse local, political, and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; government interference in markets such as nationalization and exchange controls, expropriation of assets, or imposition of punitive taxes; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices and legal rights that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment`s value (favorable changes can increase its value). These risks are heightened for investments in developing countries, and there is no limit on the amount of fund foreign investments that may be made in such countries.

Operating policy  Fund investments in foreign securities are limited to 35% of total assets.

Asset-Backed Securities

An underlying pool of assets, such as credit card or automobile trade receivables or corporate loans or bonds, backs these bonds and provides the interest and principal payments to investors. On occasion, the pool of assets may also include a swap obligation, which is used to change the cash flows on the underlying assets. As an example, a swap may be used to allow floating rate assets to back a fixed-rate obligation. Credit quality depends primarily on the quality of the underlying assets, the level of credit support, if any, provided by the structure or by a third-party insurance wrap, and the credit quality of the swap counterparty, if any. The underlying assets (i.e., loans) are sometimes subject to prepayments, which can shorten the security`s weighted average life and may lower its return. The value of these securities also may change because of actual or perceived changes in the creditworthiness of the individual borrowers, the originator, the servicing agent, the financial institution providing the credit support, or the swap counterparty. There is no limit on the portion of the fund`s fixed-income investments in these securities.

Mortgage-Backed Securities

The fund may invest in a variety of mortgage-backed securities. Mortgage lenders pool individual home mortgages with similar characteristics to back a certificate or bond, which is sold to investors such as the fund. Interest and principal payments generated by the underlying mortgages are passed through to the investors. The "big three" issuers are the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (Fannie Mae), and the Federal Home Loan Mortgage Corporation (Freddie Mac). GNMA certificates are backed by the full faith and credit of the U.S. government, while others, such as Fannie Mae and Freddie Mac certificates, are only supported by the ability to borrow from the U.S. Treasury or by the credit of the agency. Private mortgage bankers and other institutions also issue mortgage-backed securities.

Mortgage-backed securities are subject to scheduled and unscheduled principal payments as homeowners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be higher or lower than on the original mortgage security. Therefore, these securities are not an effective means of locking in long-term interest rates. In addition, when interest rates fall, the pace of mortgage prepayments picks up. These refinanced mortgages are paid off at face value (par), causing a loss for any investor who may have purchased the security at a price above par. In such an environment, this risk limits the potential price appreciation of these securities and can negatively affect the fund`s net asset value. When rates rise, the prices of mortgage-backed securities can be expected to decline, although historically these securities have experienced smaller price declines than comparable quality bonds. In addition, when rates rise and prepayments slow, the effective duration of mortgage-backed securities extends, resulting in increased volatility.

Additional mortgage-backed securities in which the fund may invest include:

Collateralized Mortgage Obligations (CMOs) CMOs are debt securities that are fully collateralized by a portfolio of mortgages or mortgage-backed securities. All interest and principal payments from the underlying mortgages are passed through to the CMOs in such a way as to create some classes with more stable average lives than the underlying mortgages and other classes with more volatile average lives. CMO classes may pay fixed or variable rates of interest, and certain classes have priority over others with respect to the receipt of prepayments.

Stripped Mortgage Securities Stripped mortgage securities (a type of potentially high-risk derivative) are created by separating the interest and principal payments generated by a pool of mortgage-backed securities or a CMO to create additional classes of securities. Generally, one class receives only interest payments (IOs), and another receives principal payments (POs). Unlike with other mortgage-backed securities and POs, the value of IOs tends to move in the same direction as interest rates. The fund can use IOs as a hedge against falling prepayment rates (interest rates are rising) and/or a bear market environment. POs can be used as a hedge against rising prepayment rates (interest rates are falling) and/or a bull market environment. IOs and POs are acutely sensitive to interest rate changes and to the rate of principal prepayments.

A rapid or unexpected increase in prepayments can severely depress the price of IOs, while a rapid or unexpected decrease in prepayments could have the same effect on POs. Of course, under the opposite conditions these securities may appreciate in value. These securities can be very volatile in price and may have lower liquidity than most other mortgage-backed securities. Certain non-stripped CMO classes may also exhibit these qualities, especially those that pay variable rates of interest that adjust inversely with, and more rapidly than, short-term interest rates. In addition, if interest rates rise rapidly and prepayment rates slow more than expected, certain CMO classes, in addition to losing value, can exhibit characteristics of longer-term securities and become more volatile. There is no guarantee that fund investments in CMOs, IOs, or POs will be successful, and fund total return could be adversely affected as a result.

Operating policy  Fund investments in stripped mortgage securities are limited to 10% of total assets.

Commercial Mortgage-Backed Securities (CMBS) CMBS are securities created from a pool of commercial mortgage loans, such as loans for hotels, shopping centers, office buildings, apartment buildings, etc. Interest and principal payments from the loans are passed on to the investor according to a schedule of payments. Credit quality depends primarily on the quality of the loans themselves and on the structure of the particular deal. Generally, deals are structured with senior and subordinate classes. The amount of subordination is determined by the rating agencies who rate the individual classes of the structure. Commercial mortgages are generally structured with prepayment penalties, which greatly reduces prepayment risk to the investor. However, the value of these securities may change because of actual or perceived changes in the creditworthiness of the individual borrowers, their tenants, the servicing agents, or the general state of commercial real estate. There is no limit on fund investments in these securities.

High-Yield, High-Risk Bonds

The total return and yield of lower-quality (high-yield, high-risk) bonds, commonly referred to as "junk," can be expected to fluctuate more than the total return and yield of higher-quality bonds. Junk bonds (those rated below BBB or in default) are regarded as predominantly speculative with respect to the issuer`s continuing ability to meet principal and interest payments. Successful investment in lower-medium- and low-quality bonds involves greater investment risk and is highly dependent on T. Rowe Price`s credit analysis. A real or perceived economic downturn or higher interest rates could cause a decline in high-yield bond prices by lessening the ability of issuers to make principal and interest payments. These bonds are often thinly traded and can be more difficult to sell and value accurately than high-quality bonds. Because objective pricing data may be less available, judgment may play a greater role in the valuation process. In addition, the entire junk bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high-profile default, or just a change in the market`s psychology. This type of volatility is usually associated more with stocks than bonds, but junk bond investors should be prepared for it.

Operating policy  Fund investments in below investment-grade bonds are limited to 20% of total assets. Fund investments in high-yield bonds may be made through the T. Rowe Price Institutional High Yield Fund.

Hybrid Instruments

These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency, or securities index or another interest rate (each a "benchmark"). Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may or may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, that cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the fund to the credit risk of the issuer of the hybrid. These risks may cause significant fluctuations in the net asset values of the fund.

Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

Operating policy  Fund investments in hybrid instruments are limited to 10% of total assets.

Zero Coupon Bonds and Pay-in-Kind Bonds

A zero coupon bond does not make cash interest payments during the life of the bond. Instead, it is sold at a deep discount to face value, and the interest consists of the gradual appreciation in price as the bond approaches maturity. "Zeros" can be an attractive financing method for issuers with near-term cash-flow problems. Pay-in-kind (PIK) bonds pay interest in cash or additional securities, at the issuer`s option, for a specified period. Like zeros, they may help a corporation economize on cash. PIK prices reflect the market value of the underlying debt plus any accrued interest. Zeros and PIKS can be higher- or lower-quality debt, and both are more volatile than coupon bonds.

The fund is required to distribute to shareholders income imputed to any zero or PIK investments. Such distributions could reduce the fund`s reserve position.

Operating policy  Fund investments in zero coupon and pay-in-kind bonds are limited to 10% of total assets.

Private Placements

These securities are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

Operating policy  Fund investments in illiquid securities are limited to 15% of net assets.

Types of Investment Management Practices

Reserve Position

A certain portion of fund assets will be held in money market reserves. Fund reserve positions are expected to consist primarily of shares of one or both T. Rowe Price internal money market funds. Short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements, may also be held. For temporary, defensive purposes, there is no limit on fund investments in money market reserves. Significant investments in reserves could compromise the ability to achieve fund objectives. The reserve position provides flexibility in meeting redemptions, paying expenses, and in the timing of new investments, and can serve as a short-term defense during periods of unusual market volatility.

Borrowing Money and Transferring Assets

Fund borrowings may be made from banks and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy  Borrowings may not exceed 33xb6 /xb8 % of total assets.

Operating policy  Fund transfers of portfolio securities as collateral will not be made except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33xb6 /xb8 % of total assets. Fund purchases of additional securities will not be made when borrowings exceed 5% of total assets.

Futures and Options

Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options, another type of potentially high-risk derivative, give the investor the right (where the investor purchases the option), or the obligation (where the investor "writes" or sells the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.

Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund`s initial investment in such contracts.

Operating policies  Futures: Initial margin deposits on futures and premiums on options used for nonhedging purposes will not exceed 5% of net asset value. Options on securities: The total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.

Swaps  Fund investments may be made in interest rate, index, total return, and credit default swap agreements as well as options on swap agreements or swap options. All of these agreements are considered derivatives and, in certain cases, high-risk derivatives. Swap agreements are two-party contracts under which the fund and a counterparty, such as a broker or dealer, agree to exchange the returns (or differentials in rates of return) earned

or realized on particular predetermined investments or indices. Swaps and swap options can be used for a variety of purposes, including: to manage fund exposure to changes in interest rates and credit quality; as an efficient means of adjusting fund overall exposure to certain markets; in an effort to enhance income or total return or protect the value of portfolio securities; to serve as a cash management tool; and to adjust portfolio duration.

There are risks in the use of swaps and swap options. Swaps could result in losses if interest rate or credit quality changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated. Credit default swaps could result in losses if we do not correctly evaluate the creditworthiness of the company on which the credit default swap is based. Swaps and swap options may not always be successful hedges; using them could lower fund total return and the other party to a swap agreement could default on its obligations or refuse to cash out a fund`s investment at a reasonable price, which could turn an expected gain into a loss.

Operating policies  A swap agreement with any single counterparty will not be entered into if the net amount owed or to be received under existing contracts with that party would exceed 5% of total assets, or if the net amount owed or to be received by the fund under all outstanding swap agreements will exceed 10% of total assets. The total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.

Interest Rate Transactions

The fund may enter into various interest rate transactions (a type of potentially high-risk derivative investment) such as interest rate swaps and the purchase or sale of interest rate caps, collars, and floors, to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic securities, or to structure transactions designed for other purposes.

Operating policies  Fund investments in interest rate transactions will not exceed 10% of total assets.

Exchange Traded Funds (ETFs)

These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

Managing Foreign Currency Risk

Investors in foreign securities may attempt to "hedge" their exposure to potentially unfavorable currency changes. The primary means of doing this is through the use of "forwards"—  contracts to exchange one currency for another on some future date at a specified exchange rate. However, futures, swaps, and options on these instruments may also be used. In certain circumstances, a different currency may be substituted for the currency in which the investment is denominated, a strategy known as "proxy hedging." If the fund were to engage in any of these foreign currency transactions, they would be primarily to protect a fund`s foreign securities from adverse currency movements relative to the dollar. Such transactions involve the risk that anticipated currency movements will not occur, which could reduce fund total return. There are certain markets, including many emerging markets, where it is not possible to engage in effective foreign currency hedging.

Lending of Portfolio Securities

Fund securities may be lent to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well.

Fundamental policy  The value of loaned securities may not exceed 33xb6 /xb8 % of total assets.

When-Issued Securities and Forwards

The fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. There is no limit on fund investments in these securities. The price of these securities is fixed at the time of the commitment to buy, but delivery and payment can take place a month or more later. During the interim period, the market value of the securities can fluctuate, and no interest accrues to the purchaser. At the time of delivery, the value of the securities may be more or less than the purchase or sale price. To the extent the fund remains fully or almost fully invested (in securities with a remaining maturity of more than one year) at the same time it purchases these securities, there will be greater fluctuations in the fund net asset values than if the fund did not purchase them.

Portfolio Turnover

Turnover is an indication of frequency of trading. We will not generally trade in securities for short-term profits, but, when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Each time the fund purchases or sells a security, it incurs a cost. This cost is reflected in the fund`s net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on the fund`s total return. Higher turnover can also increase the possibility of taxable capital gain distributions. The fund`s portfolio turnover rates are shown in the Financial Highlights table.

Credit-Quality Considerations

The credit quality of many bond issues is evaluated by rating agencies such as Moody`s and Standard & Poor`s on the basis of the issuer`s ability to meet all required interest and principal payments. The highest ratings are assigned to issuers perceived to be the best credit risks. T. Rowe Price research analysts also evaluate all fund holdings, including those rated by outside agencies. Other things being equal, lower-rated bonds have higher yields due to greater risk. High-yield bonds, also called "junk" bonds, are those rated below BBB.

Bond ratings are not guarantees. They are estimates of an issuer`s financial strength. Ratings can change at any time due to real or perceived changes in an issuer`s credit or financial fundamentals.

Table 4 shows the rating scale used by the major rating agencies T. Rowe Price considers publicly available ratings but emphasizes its own credit analysis when selecting investments. T. Rowe Price considers publicly available ratings but emphasizes its own credit analysis when selecting investments.

Table 4  Ratings of Corporate Debt Securities
	Moody`sInvestorsService, Inc.		Standard& Poor`sCorporation	FitchIBCA, Inc.	Definition

Long Term	Aaa	AAA	AAA		Highest quality
	Aa	AA	AA		High quality
	A	A	A		Upper-medium grade
	Baa	BBB	BBB		Medium grade
	Ba	BB	BB		Speculative
	B	B	B		Highly speculative
	Caa	CCC	CCC		Vulnerable to default
	Ca	CC	CC		Default is imminent
	C	C	C		Probably in default
	Moody`s			S&P			Fitch
CommercialPaper	P-1	Superior quality	A-1+A-1	Extremely strong qualityStrong quality	F-1+F-1	Exceptionally strong qualityVery strong quality
	P-2	Strong quality	A-2	Satisfactory quality	F-2	Good credit quality
	P-3	Acceptable quality	A-3BC	Adequate qualitySpeculative qualityDoubtful quality	F-3	Fair credit quality

Financial Highlights

Table 5, which provides information about the fund`s financial history, is based on a single share outstanding throughout the periods shown. The table is part of the fund`s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions and no payment of account or (if applicable) redemption fees). The financial statements in the annual report were audited by the fund`s independent accountants, PricewaterhouseCoopers LLP.

Table 5  Financial Highlights
	Year ended December 31
	1999	2000	2001	2002	2003

Net asset value,beginning of period	$16.16	$16.00	$15.54	$14.72	$13.22
Income From Investment Operations
Net investment income	0.49	0.49	0.43	0.36	0.32a
Net gains or losseson securities (bothrealized and unrealized)	0.80	0.35	(0.82)	(1.50)	2.92
Total from investment operations	1.29	0.84	(0.39)	(1.14)	3.24
Less Distributions
Dividends (from netinvestment income)	(0.49)	(0.48)	(0.43)	(0.36)	(0.32)
Distributions (fromcapital gains)	(0.96)	(0.82)	—	—	(0.01)
Returns of capital	—	—	—	—	—
Total distributions	(1.45)	(1.30)	(0.43)	(0.36)	(0.33)
Net asset value,end of period	$16.00	$15.54	$14.72	$13.22	$16.13
Total return	8.41%	5.41%	(2.41)%	(7.80)%	24.80%a
Ratios/Supplemental Data
Net assets, end of period(in thousands)	$85,259	$109,713	$103,413	$89,690	$106,206
Ratio of expenses toaverage net assets	0.90%	0.90%	0.90%	0.90%	0.88%a
Ratio of net income toaverage net assets	3.03%	3.08%	2.91%	2.57%	2.19%a
Portfolio turnover rate	51.3%	55.4%	81.5%	100.9%	73.8%

aExcludes expenses permanently waived (0.02% of average net assets) related to investments in T. Rowe Price mutual funds—See Note 4 of the Annual Report.

A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager`s recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain a free copy of a fund report or Statement of Additional Information, or for inquiries, contact your insurance company.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC`s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.

1940 Act File No.: 811-07143

E304-040 5/1/04

may 1, 2004

prospectus

T. Rowe Price

Mid-Cap Growth

Portfolio

A stock fund seeking long-term capital appreciation through investments in medium-sized growth companies.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	About the Fund
	Objective, Strategy, Risks, and Expenses	1
	Other Information About the Fund	3

2	T. Rowe Price Account Information
	Pricing Shares and Receiving Sale Proceeds	5
	Rights Reserved by the Funds	7
	Dividends and Other Distributions	7

3	More About the Fund
	Organization and Management	8
	Understanding Performance Information	9
	Investment Policies and Practices	10
	Financial Highlights	14

T. Rowe Price Equity Series, Inc.

T. Rowe Price Mid-Cap Growth Portfolio

 Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates managed $190 billion for more than eight million individual and institutional investor accounts as of December 31, 2003. T. Rowe Price is the fund`s investment manager.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

About the fund1

objective, strategy, risks, and expenses

The fund should be used as an investment option for variable annuity and variable life insurance contracts.

What is the fund`s objective?

The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.

What is the fund`s principal investment strategy?

The fund will normally invest at least 80% of its net assets in a diversified portfolio of common stocks of mid-cap companies whose earnings T. Rowe Price expects to grow at a faster rate than the average company. We define mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by share price) falls within the range of either the S&P MidCap 400 Index or the Russell Midcap Growth Index. The market capitalization range for the S&P MidCap 400 Index and the Russell Midcap Growth Index was $336 to $11,819 million and $489 to $17,024 million as of December 31, 2003, respectively. The market capitalization of the companies in the fund`s portfolio and the S&P and Russell indices changes over time; the fund will not automatically sell or cease to purchase stock of a company it already owns just because the company`s market capitalization grows or falls outside this range.

As "growth" investors, we believe that when a company`s earnings grow faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

In selecting investments, we generally favor companies that:

have proven products or services;

have a record of above-average earnings growth;

have demonstrated potential to sustain earnings growth;

operate in industries experiencing increasing demand; or

have stock prices that appear to undervalue their growth prospects.

In pursuing its investment objective, the fund`s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund`s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

For details about the fund`s investment program, please see the Investment Policies and Practices section.

What are the main risks of investing in the fund?

The stocks of mid-cap companies entail greater risk and are usually more volatile than the shares of large companies. In addition, growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

As with all equity funds, this fund`s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund`s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

The fund`s share price may decline, so when you sell your shares, you may lose money.

How can I tell if the fund is appropriate for me?

Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you can accept the greater risk of investing in mid-cap growth companies in an effort to achieve superior capital appreciation, the fund could be an appropriate part of your overall investment strategy. This fund should not represent your complete investment program or be used for short-term trading purposes.

Equity investors should have a long-term investment horizon and be willing to wait out bear markets.

How has the fund performed in the past?

The bar chart showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and over time. Fund past performance is no guarantee of future returns.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.


Table 1  Average Annual Total Returns
	Periods ended December 31, 2003
	1 year	5 years	Since inception (12/31/96)
Mid-Cap Growth Portfolio	38.39%	7.49%	11.04%

S&P MidCap 400 Index	35.62	9.21	13.64
Russell Midcap Growth Index	42.71	2.01	6.90
Lipper Variable Annuity Underlying Mid-Cap Growth Funds Average	36.14	0.78	5.76


These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.

Figures do not reflect fees at the insurance product or contract level; if those fees were included, returns would be lower.

S&P MidCap 400 Index tracks the stocks of 400 mid-size U.S. companies.

Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

What fees or expenses will I pay?

The fees and expenses set forth below are paid by the portfolio and borne indirectly by contract holders. There are additional expenses charged by insurance companies, which apply to your insurance contract or policy, and these are described in the variable annuity and variable life contract prospectuses.

Table 2  Fees and Expenses of the Fund
Annual fund operating expenses (expenses that are deducted from fund assets)
Management fee	0.85%
Other expenses	—
Total annual fund operating expenses	0.85%


Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this fund with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:

1 year	3 years	5 years	10 years
$87	$271	$471	$1,049

other INFORMATION about the fund

What are the advantages of mid-cap investing?

Mid-cap companies are often in the early, more dynamic phase of their life cycles, but are no longer considered new or emerging. By being more focused in their business activities, these companies may be more responsive and better able to adapt to the changing needs of their markets than large companies. Medium-sized companies also tend to have greater resources, and therefore represent less risk, than small companies. They are usually mature enough to have established organizational structures and the depth of management needed to expand their operations. In addition, they generally have sufficient financial resources and access to capital to finance their growth.

What is meant by a "growth" investment approach?

Thomas Rowe Price, Jr., pioneered the growth stock theory of investing over 60 years ago. It is based on the premise that inflation represents a more serious long-term threat to an investor`s portfolio than stock market fluctuations or recessions. Mr. Price believed that when a company`s earnings grow faster than both inflation and the economy in general, the market will eventually reward its long-term earnings growth with a higher stock price. However, investors should be aware that, during periods of adverse economic and market conditions, stock prices may fall despite favorable earnings trends.

Growth investors look for companies with above-average earnings gains.

Is there other information I can review before making a decision?

Investment Policies and Practices in Section 3 discusses various types of portfolio securities the fund may purchase as well as types of management practices the fund may use.

Important Information About the Mid-Cap Growth Portfolio

After 4:00 p.m. ET on December 8, 2003, the portfolio ceased to accept investments from new insurance company relationships, including new separate accounts and new insurance products of participating insurance companies that are not currently using the portfolio as an investment option. The portfolio became closed to new contract holders of participating insurance companies effective 4:00 p.m. ET on April 30, 2004.

Generally, existing contract holders through participating insurance companies will be able to purchase shares where the portfolio is an investment option under your variable annuity or variable life insurance contract. However, you should check with your insurance company to confirm your eligibility.

The closing does not restrict contract holders from selling shares of the portfolio.

The portfolio reserves the right, when deemed to be in the portfolio`s best interests, to permit certain types of contract holders to open new accounts/contracts in the portfolio, and to impose further restrictions, or to close the portfolio to any additional investments or to new contract holders at an earlier date, all without further notice.

T. Rowe Price Account Information2

As an investor in a T. Rowe Price fund through your variable annuity or variable life insurance contract, you will want to know about the following policies and procedures that apply to the funds. For instructions on how to purchase and redeem shares, read the insurance contract prospectus.

Pricing Shares and Receiving Sale Proceeds

Shares of the fund are designed to be offered to insurance company separate accounts established for the purpose of funding variable annuity contracts, and also for the purpose of funding variable life contracts. Variable annuity and variable life contract holders or participants are not the shareholders of the fund. Rather, the separate account of the insurance company is the shareholder. The variable annuity and variable life contracts are described in separate prospectuses issued by the insurance companies. The fund assumes no responsibility for such prospectuses, or variable annuity or variable life contracts.

Shares of the fund are sold and redeemed without the imposition of any sales commission or redemption charge. However, certain other charges may apply to annuity or life contracts. Those charges are disclosed in the insurance contract prospectus.

Your ability to exchange from this fund to any other T. Rowe Price fund that serves as an investment option under your insurance contract is governed by the terms of that contract and the insurance contract prospectus, as well as the fund`s excessive trading policy described in this section.

How and when shares are priced

The share price (also called "net asset value" or NAV per share) for a fund is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day that the exchange is open for business. To calculate the NAV, the fund`s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price stocks and bonds. Amortized cost is used to price securities held by money market funds.

The securities of funds investing in foreign markets are valued on the basis of the most recent closing market prices at 4 p.m. ET except under the circumstances described below. Most foreign markets close before 4 p.m. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. If a fund determines that developments between the close of the foreign market and 4 p.m. ET will, in its judgment, materially affect the value of some or all of the fund`s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.

The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day`s opening prices in the same markets, and adjusted prices.

How your purchase, sale, or exchange price is determined

Purchases

The insurance companies purchase shares of the fund for their separate accounts, using premiums allocated by the contract holders or participants. Shares are purchased at the NAV next determined after the insurance company receives the premium payment in acceptable form. Initial and subsequent payments allocated to the fund are subject to the limits stated in the insurance contract prospectus issued by the insurance company.

Redemptions

The insurance companies redeem shares of the fund to make benefit or surrender payments under the terms of its contracts. Redemptions are processed on any day on which the New York Stock Exchange is open and are priced at the fund`s NAV next determined after the insurance company receives a surrender request in acceptable form.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

How you can receive the proceeds from a sale

Payment for redeemed shares will be made promptly, but in no event later than seven days after receipt of your redemption order. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Investment Company Act of 1940 ("1940 Act"). The amount received upon redemption of the shares of the fund may be more or less than the amount paid for the shares, depending on the fluctuations in the market value of the assets owned by the fund.

Excessive Trading and Market Timing

T. Rowe Price may bar excessive traders and market timers from purchasing shares.

Excessive trading or market timing in accounts that you own or control may disrupt management of a fund and raise its costs. While there is no assurance T. Rowe Price can prevent all excessive trading and market timing, each fund has adopted the policies set forth below to deter such activity. Persons trading directly or indirectly with T. Rowe Price or through intermediaries in violation of these policies or persons believed to be short-term market timers may be barred permanently or for a specific period of time from further purchases of the Price Funds. Transactions placed by such persons are subject to rejection or cancellation without notice. These policies apply to contract holders and participants notwithstanding any provisions in your insurance contract:

All persons purchasing shares of a T. Rowe Price fund, directly or indirectly, can make only one "round trip" (i.e. one purchase and one sale or one sale and one purchase) involving the same fund within any 120-day period.

All persons purchasing fund shares through an insurance company and who hold the shares for less than 60 calendar days are considered to have violated the policy.

Systematic purchases and redemptions are exempt from these policies.

The terms of your insurance contract may also restrict your ability to trade between the investment options available under your contract.

Rights Reserved by the Funds

T. Rowe Price funds and their agents reserve the following rights: (1) to waive or lower investment minimums; (2) to refuse any purchase or exchange order; (3) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership by individual contract holders or participants) upon notice to the contract holder or participant within five business days of the trade or if the written confirmation has not been received by the contract holder or participant, whichever is sooner; (4) to cease offering fund share at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchase and any services at any time; or (7) to act on instructions believed to be genuine. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.

In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no contract holder or participant or group of contract holders or participants controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of the fund, except upon approval of the fund`s management.

Dividends and Other Distributions

For a discussion of the tax status of your variable annuity contract, please refer to the insurance contract prospectus.

Dividends and Other Distributions

The policy of the fund is to distribute all of its net investment income and net capital gains each year to its shareholders, which are the separate accounts established by the various insurance companies in connection with their issuance of variable annuity and variable life contracts. Dividends from net investment income are declared daily and paid monthly for the Limited-Term Bond and Prime Reserve Portfolios; declared and paid quarterly for the Equity Income, Equity Index 500, and Personal Strategy Portfolios; and declared and paid annually for all other portfolios. All fund distributions made to a separate account will be reinvested automatically in additional fund shares, unless a shareholder (separate account) elects to receive distributions in cash. Under current law, dividends and distributions made by the fund to separate accounts generally are not taxable to the separate accounts, the insurance company, or the contract holder, provided that the separate account meets the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended, and other tax-related requirements are satisfied. The fund intends to diversify its investments in the manner required under Code Section 817(h).

Foreign Transactions

If the fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce fund dividends.

More About the Fund3

Organization and Management

How is the fund organized?

T. Rowe Price Equity Series, Inc. (the "corporation"), was incorporated in Maryland in 1994. Currently, the corporation consists of seven series, each representing a separate pool of assets with different objectives and investment policies.

Mid-Cap Growth Portfolio is managed in a manner similar to the T. Rowe Price Mid-Cap Growth Fund, a fund with the same investment objective and program as the portfolio but offered to the general public and not to insurance company separate accounts. However, investors should be aware that the portfolio is not the same as the fund and will not have the same performance. Investments made by the portfolio at any given time may not be the same as those made by T. Rowe Price Mid-Cap Growth Fund. Different performance will result due to factors such as differences in the cash flows into and out of the portfolio and fund, different fees and expenses, and differences in net assets and size of holdings.

Shareholders benefit from T. Rowe Price`s 67 years of investment management experience.

What is meant by "shares"?

Contract holders and participants indirectly (through the insurance company separate account) purchase shares when they put money in a fund offered as an investment option in their insurance contracts. These shares are part of a fund`s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder (the insurance company separate account) to cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund`s management contract.

The shares of the fund have equal voting rights. The various insurance companies own the outstanding shares of the fund in their separate accounts. These separate accounts are registered under the 1940 Act or are excluded from registration thereunder. Under current law, the insurance companies must vote the shares held in registered separate accounts in accordance with voting instructions received from variable contract holders or participants having the right to give such instructions.

Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee.
If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the insurance company will send you the fund`s proxy materials that explain the issues to be decided and include instructions on voting.

Who runs the fund?

General Oversight

The corporation is governed by a Board of Directors/Trustees that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund`s officers. The majority of Board members are independent of T. Rowe Price.

All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price —  specifically by the fund`s portfolio managers.

Portfolio Management

The fund has an Investment Advisory Committee with the following members: Brian W.H. Berghuis, Chairman, Brace C. Brooks, Anna M. Dopkin, Henry M. Ellenbogen, Kris H. Jenner, Joseph Milano, Philip W. Ruedi, John F. Wakeman, and R. Candler Young. The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the fund`s investment program. Mr. Berghuis has been chairman of the fund`s committee since 1996. He joined T. Rowe Price in 1985 and has been managing investments since 1988.

The Management Fee

The fund pays T. Rowe Price an annual fee that includes investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, nonrecurring and extraordinary items or fees and expenses for the fund`s independent directors. The fee is based on fund average daily net assets and is calculated and accrued daily. The fee for the fund for the most recent fiscal year was 0.85%.

In addition, from time to time, T. Rowe Price may make payments from its own resources to eligible insurance companies for services they provide to the fund for contract holders. These payments range from 0.15% to 0.25% of the average annual total assets invested by the separate accounts of the insurance company in the fund. T. Rowe Price may also reimburse insurance companies, broker-dealers, and other distributors for certain bona fide selling expenses associated with distribution of the insurance contracts in which the fund serves as an investment option. Such payments were less than .005% of fund assets in 2003.

Variable Annuity and Variable Life Charges

Variable annuity and variable life fees and charges imposed on contract holders and participants by the insurance companies are in addition to those described previously and are described in the variable annuity and variable life contract prospectuses.

Variable Annuity and Variable Life Conflicts

The fund may serve as an investment medium for both variable annuity contracts and variable life insurance policies. Shares of the fund may be offered to separate accounts established by any number of insurance companies. The fund currently does not foresee any disadvantages to variable annuity contract owners due to the fact that the fund may serve as an investment medium for both variable life insurance policies and annuity contracts; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of annuity contracts and insurance policies for which the fund serves as an investment medium might at some time be in conflict. However, the fund`s Board of Directors/Trustees is required to monitor events to identify any material conflicts between variable annuity contract owners and variable life policy owners, and will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, an insurance company participating in the fund might be required to redeem the investment of one or more of its separate accounts from the fund. This might force the fund to sell securities at disadvantageous prices.

Understanding Performance Information

This section should help you understand the terms used to describe fund performance. You may see these terms used in shareholder reports you receive from your insurance company.

Total Return

This tells you how much an investment has changed in value over a given period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.

Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

Cumulative Total Return

This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.

Average Annual Total Return

This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment`s actual cumulative return. This gives you an idea of an investment`s annual contribution to your portfolio, provided you held it for the entire period.

Total returns quoted for the fund include the effect of deducting the fund`s expenses, but may not include charges and expenses attributable to any particular insurance product. Since you can only purchase shares of the fund through an insurance product, you should carefully review the prospectus of the insurance product you have chosen for information on relevant charges and expenses. Excluding these charges from quotations of the fund`s performance has the effect of increasing the performance quoted.

Investment Policies and Practices

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

Shareholder approval is required to substantively change fund objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as "fundamental policies." The managers also follow certain "operating policies" that can be changed without shareholder approval. Shareholders will receive at least 60 days` prior notice of any change in the policy requiring the fund to normally invest at least 80% of net assets in a diversified portfolio of common stocks of mid-cap companies whose earnings T. Rowe Price expects to grow at a faster rate than the average company. Fund investment restrictions and policies apply at the time of investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made. (This exception does not apply to the fund`s borrowing policy.)

Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in certain derivatives are limited to 10% of total assets. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have significantly more of an impact on a fund`s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.

Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports sent to you by your insurance company.

Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help achieve fund objectives.

Types of Portfolio Securities

In seeking to meet its investment objective, fund investments may be made in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund securities and investment management practices.

Fundamental policy  The fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund`s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the fund.

Fund investments are primarily in common stocks (normally, at least 80% of net assets) and, to a lesser degree, other types of securities as described below.

Common and Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company`s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

Convertible Securities and Warrants

Investments may be made in debt or preferred equity securities convertible into, or exchangeable for, equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. Some convertibles combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Warrants can be highly volatile, have no voting rights, and pay no dividends.

Foreign Securities

Investments may be made in foreign securities. These include nondollar-denominated securities traded outside of the U.S. and dollar-denominated securities of foreign issuers traded in the U.S. (such as ADRs and ADSs). Investing in foreign securities involves special risks that can increase the potential for losses. These include: exposure to potentially adverse local, political, and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; government interference in markets such as nationalization and exchange controls, expropriation of assets, or imposition of punitive taxes; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices and legal rights that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment`s value (favorable changes can increase its value). These risks are heightened for investments in developing countries, and there is no limit on the amount of fund foreign investments that may be made in such countries.

Operating policy  Fund investments in foreign securities are limited to 25% of total assets.

Hybrid Instruments

These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under certain conditions, the redemption value of a hybrid could be zero.

Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

Operating policy  Fund investments in hybrid instruments are limited to 10% of total assets.

Private Placements

These securities are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

Operating policy  Fund investments in illiquid securities are limited to 15% of net assets.

Types of Investment Management Practices

Reserve Position

A certain portion of fund assets will be held in money market reserves. Fund reserve positions are expected to consist primarily of shares of one or both T. Rowe Price internal money market funds. Short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements, may also be held. For temporary, defensive purposes, there is no limit on fund investments in money market reserves. Significant investments in reserves could compromise the ability to achieve fund objectives. The reserve position provides flexibility in meeting redemptions, paying expenses, and in the timing of new investments and can serve as a short-term defense during periods of unusual market volatility.

Borrowing Money and Transferring Assets

Fund borrowings may be made from banks and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy  Borrowings may not exceed 33xb6 /xb8 % of total assets.

Operating policy  Fund transfers of portfolio securities as collateral will not be made except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33xb6 /xb8 % of total assets. Fund purchases of additional securities will not be made when borrowings exceed 5% of total assets.

Futures and Options

Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options, another type of potentially high-risk derivative, give the investor the right (where the investor purchases the option), or the obligation (where the investor "writes" or sells the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in securities prices and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.

Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund`s initial investment in such contracts.

Operating policies  Futures: Initial margin deposits on futures and premiums on options used for nonhedging purposes will not exceed 5% of net asset value. Options on securities: The total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.

Exchange Traded Funds (ETFs)

These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

Managing Foreign Currency Risk

Investors in foreign securities may attempt to "hedge" their exposure to potentially unfavorable currency changes. The primary means of doing this is through the use of "forwards"—  contracts to exchange one currency for another on some future date at a specified exchange rate. However, futures, swaps, and options on these instruments may also be used. In certain circumstances, a different currency may be substituted for the currency in which the investment is denominated, a strategy known as "proxy hedging." If the fund were to engage in any of these foreign currency transactions, they would be primarily to protect a fund`s foreign securities from adverse currency movements relative to the dollar. Such transactions involve the risk that anticipated currency movements will not occur, which could reduce fund total return. There are certain markets, including many emerging markets, where it is not possible to engage in effective foreign currency hedging.

Lending of Portfolio Securities

Fund securities may be lent to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well.

Fundamental policy  The value of loaned securities may not exceed 33xb6 /xb8 % of total assets.

Portfolio Turnover

Turnover is an indication of frequency of trading. We will not generally trade in securities for short-term profits, but, when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Each time the fund purchases or sells a security, it incurs a cost. This cost is reflected in the fund`s net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on the fund`s total return. Higher turnover can also increase the possibility of taxable capital gain distributions. The fund`s portfolio turnover rates are shown in the Financial Highlights table.

Financial Highlights

Table 3, which provides information about the fund`s financial history, is based on a single share outstanding throughout the periods shown. The table is part of the fund`s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions and no payment of account or (if applicable) redemption fees). The financial statements in the annual report were audited by the fund`s independent accountants, PricewaterhouseCoopers LLP.

Table 3  Financial Highlights
	Year ended December 31
	1999	2000	2001	2002	2003

Net asset value,beginning of period	$14.27	$17.46	$18.43	$18.26	$14.38
Income From Investment Operations
Net investment income	—	—	(0.05)	(0.08)	(0.06)
Net gains or losses on securities (both realized and unrealized)	3.37	1.29	(0.12)	(3.80)	5.58
Total from investment operations	3.37	1.29	(0.17)	(3.88)	5.52
Less Distributions
Dividends (from net investment income)	—	—	—	—	—
Distributions (fromcapital gains)	(0.18)	(0.32)	—	—	—
Returns of capital	—	—	—	—	—
Total distributions	(0.18)	(0.32)	—	—	—
Net asset value,end of period	$17.46	$18.43	$18.26	$14.38	$19.90
Total return	23.73%	7.41%	(0.92)%	(21.25)%	38.39%
Ratios/Supplemental Data
Net assets, end of period(in thousands)	$127,228	$311,604	$350,094	$298,288	$485,700
Ratio of expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net income to average net assets	0.01%	(0.01)%	(0.29)%	(0.48)%	(0.43)%
Portfolio turnover rate	48.1%	46.3%	41.8%	33.7%	32.6%


A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager`s recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain a free copy of a fund report or Statement of Additional Information, or for inquiries, contact your insurance company.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC`s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.

1940 Act File No.: 811-07143

E305—040 5/1/04

may 1, 2004

prospectus

T. Rowe Price

Mid-Cap Growth

Portfolio—II

A stock fund seeking long-term capital appreciation through investments in medium-sized growth companies.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	About the Fund
	Objective, Strategy, Risks, and Expenses	1
	Other Information About the Fund	4

2	T. Rowe Price Account Information
	Pricing Shares and Receiving Sale Proceeds	6
	Rights Reserved by the Funds	8
	Dividends and Other Distributions	8
	Distribution, Shareholder Servicing, and Recordkeeping Fees	9

3	More About the Fund
	Organization and Management	10
	Understanding Performance Information	11
	Investment Policies and Practices	12
	Financial Highlights	16

T. Rowe Price Equity Series, Inc.

T. Rowe Price Mid-Cap Growth Portfolio—II

 Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates managed $190 billion for more than eight million individual and institutional investor accounts as of December 31, 2003. T. Rowe Price is the fund`s investment manager.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

About the fund1

objective, strategy, risks, and expenses

A word about the fund`s name and structure.   The  II class is a share class of its respective T. Rowe Price portfolio and is not a separate mutual fund. The class should be used as an investment option for variable annuity and variable life insurance contracts.

What is the fund`s objective?

The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.

What is the fund`s principal investment strategy?

The fund will normally invest at least 80% of its net assets in a diversified portfolio of common stocks of mid-cap companies whose earnings T. Rowe Price expects to grow at a faster rate than the average company. We define mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by share price) falls within the range of either the S&P MidCap 400 Index or the Russell Midcap Growth Index. The market capitalization range for the S&P MidCap 400 Index and the Russell Midcap Growth Index was $336 to $11,819 million and $489 to $17,024 million as of December 31, 2003, respectively. The market capitalization of the companies in the fund`s portfolio and the S&P and Russell indices changes over time; the fund will not automatically sell or cease to purchase stock of a company it already owns just because the company`s market capitalization grows or falls outside this range.

As "growth" investors, we believe that when a company`s earnings grow faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

In selecting investments, we generally favor companies that:

have proven products or services;

have a record of above-average earnings growth;

have demonstrated potential to sustain earnings growth;

operate in industries experiencing increasing demand; or

have stock prices that appear to undervalue their growth prospects.

In pursuing its investment objective, the fund`s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund`s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

For details about the fund`s investment program, please see the Investment Policies and Practices section.

What are the main risks of investing in the fund?

The stocks of mid-cap companies entail greater risk and are usually more volatile than the shares of large companies. In addition, growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

As with all equity funds, this fund`s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The pros pects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund`s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

The fund`s share price may decline, so when you sell your shares, you may lose money.

How can I tell if the fund is appropriate for me?

Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you can accept the greater risk of investing in mid-cap growth companies in an effort to achieve superior capital appreciation, the fund could be an appropriate part of your overall investment strategy. This fund should not represent your complete investment program or be used for short-term trading purposes.

Equity investors should have a long-term investment horizon and be willing to wait out bear markets.

How has the fund performed in the past?

The bar chart showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and over time. Fund past performance is no guarantee of future returns.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the year depicted.


Table 1  Average Annual Total Returns
	Periods ended December 31, 2003
	1 year	Since inception (4/30/02)
Mid-Cap Growth Portfolio—II	38.09%	6.42%

S&P MidCap 400 Index	35.62	5.37
Russell Midcap Growth Index	42.71	6.65
Lipper Variable Annuity Underlying Mid-Cap Growth Funds Average	36.14	1.64

These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.

Figures do not reflect fees at the insurance product or contract level; if those fees were included, returns would be lower.

S&P 500 Stock Index tracks the stocks of 500 U.S. companies.

Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

What fees or expenses will I pay?

The fees and expenses set forth below are paid by the portfolio and borne indirectly by contract holders. There are additional expenses charged by insurance companies, which apply to your insurance contract or policy, and these are described in the variable annuity and variable life contract prospectuses.

Table 2  Fees and Expenses of the II Class
Annual fund operating expenses (expenses that are deducted from fund assets)
Management fee	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	—
Total annual fund operating expenses	1.10%

Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this class with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:

1 year	3 years	5 years	10 years
$112	$350	$606	$1,340

other INFORMATION about the fund

What are the advantages of mid-cap investing?

Mid-cap companies are often in the early, more dynamic phase of their life cycles, but are no longer considered new or emerging. By being more focused in their business activities, these companies may be more responsive and better able to adapt to the changing needs of their markets than large companies. Medium-sized companies also tend to have greater resources, and therefore represent less risk, than small companies. They are usually mature enough to have established organizational structures and the depth of management needed to expand their operations. In addition, they generally have sufficient financial resources and access to capital to finance their growth.

What is meant by a "growth" investment approach?

Thomas Rowe Price, Jr., pioneered the growth stock theory of investing over 60 years ago. It is based on the premise that inflation represents a more serious long-term threat to an investor`s portfolio than stock market fluctuations or recessions. Mr. Price believed that when a company`s earnings grow faster than both inflation and the economy in general, the market will eventually reward its long-term earnings growth with a higher stock price. However, investors should be aware that, during periods of adverse economic and market conditions, stock prices may fall despite favorable earnings trends.

Growth investors look for companies with above-average earnings gains.

Is there other information I can review before making a decision?

Investment Policies and Practices in Section 3 discusses various types of portfolio securities the fund may purchase as well as types of management practices the fund may use.

Important Information About the Mid-Cap Growth Portfolio—II

After 4:00 p.m. ET on December 8, 2003, the portfolio ceased to accept investments from new insurance company relationships, including new separate accounts and new insurance products of participating insurance companies that are not currently using the portfolio as an investment option. The portfolio became closed to new contract holders of participating insurance companies effective 4:00 p.m. ET on April 30, 2004.

Generally, existing contract holders through participating insurance companies will be able to purchase shares where the portfolio is an investment option under your variable annuity or variable life insurance contract. However, you should check with your insurance company to confirm your eligibility.

The closing does not restrict contract holders from selling shares of the portfolio.

The portfolio reserves the right, when deemed to be in the portfolio`s best interests, to permit certain types of contract holders to open new accounts/contracts in the portfolio, and to impose further restrictions, all without further notice.

T. Rowe Price Account Information2

As an investor in the II class of a T. Rowe Price fund through your variable annuity or variable life insurance contract, you will want to know about the following policies and procedures that apply to the II class and the funds. For instructions on how to purchase and redeem shares, read the insurance contract prospectus.

Pricing Shares and Receiving Sale Proceeds

Shares of the fund are designed to be offered to insurance company separate accounts established for the purpose of funding variable annuity contracts, and also for the purpose of funding variable life contracts. Variable annuity and variable life contract holders or participants are not the shareholders of the fund. Rather, the separate account of the insurance company is the shareholder. The variable annuity and variable life contracts are described in separate prospectuses issued by the insurance companies. The fund assumes no responsibility for such prospectuses, or variable annuity or variable life contracts.

Shares of the fund are sold and redeemed without the imposition of any sales commission or redemption charge but are subject to a 12b-1 fee of 0.25%. In addition, certain other charges may apply to annuity or life contracts. Those charges are disclosed in the insurance contract prospectus.

Your ability to exchange from this fund to any other T. Rowe Price fund that serves as an investment option under your insurance contract is governed by the terms of that contract and the insurance contract prospectus, as well as the fund`s excessive trading policy described in this section.

How and when shares are priced

The share price (also called "net asset value" or NAV per share) for each class of shares is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day that the exchange is open for business. To calculate the NAV, the fund`s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price stocks and bonds.

The securities of funds investing in foreign markets are valued on the basis of the most recent closing market prices at 4 p.m. ET except under the circumstances described below. Most foreign markets close before 4 p.m. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. If a fund determines that developments between the close of the foreign market and 4 p.m. ET will, in its judgment, materially affect the value of some or all of the fund`s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.

The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day`s opening prices in the same markets, and adjusted prices.

How your purchase, sale, or exchange price is determined

Purchases

The insurance companies purchase shares of the fund for their separate accounts, using premiums allocated by the contract holders or participants. Shares are purchased at the NAV next determined after the insurance company receives the premium payment in acceptable form. Initial and subsequent payments allocated to the fund are subject to the limits stated in the insurance contract prospectus issued by the insurance company.

Redemptions

The insurance companies redeem shares of the fund to make benefit or surrender payments under the terms of its contracts. Redemptions are processed on any day on which the New York Stock Exchange is open and are priced at the fund`s NAV next determined after the insurance company receives a surrender request in acceptable form.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

How you can receive the proceeds from a sale

Payment for redeemed shares will be made promptly, but in no event later than seven calendar days after receipt of your redemption order. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Investment Company Act of 1940 ("1940 Act"). The amount received upon redemption of the shares of the fund may be more or less than the amount paid for the shares, depending on the fluctuations in the market value of the assets owned by the fund.

Excessive Trading and Market Timing

T. Rowe Price may bar excessive traders and market timers from purchasing shares.

Excessive trading or market timing in accounts that you own or control may disrupt management of a fund and raise its costs. While there is no assurance T. Rowe Price can prevent all excessive trading and market timing, each fund has adopted the policies set forth below to deter such activity. Persons trading directly or indirectly with T. Rowe Price or through intermediaries in violation of these policies or persons believed to be short-term market timers may be barred permanently or for a specific period of time from further purchases of the Price Funds. Transactions placed by such persons are subject to rejection or cancellation without notice. These policies apply to contract holders and participants notwithstanding any provisions in your insurance contract:

All persons purchasing shares of a T. Rowe Price fund, directly or indirectly, can make only one "round trip" (i.e. one purchase and one sale or one sale and one purchase) involving the same fund within any 120-day period.

All persons purchasing fund shares through an insurance company and who hold the shares for less than 60 calendar days are considered to have violated the policy.

Systematic purchases and redemptions are exempt from these policies.

The terms of your insurance contract may also restrict your ability to trade between the investment options available under your contract.

Rights Reserved by the Funds

T. Rowe Price funds and their agents reserve the following rights: (1) to waive or lower investment minimums; (2) to refuse any purchase or exchange order; (3) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership by individual contract holders or participants) upon notice to the contract holder or participant within five business days of the trade or if the written confirmation has not been received by the contract holder or participant, whichever is sooner; (4) to cease offering fund shares at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchase and any services at any time; or (7) to act on instructions believed to be genuine. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.

In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no contract holder or participant or group of contract holders or participants controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of the fund, except upon approval of the fund`s management.

Dividends and Other Distributions

For a discussion of the tax status of your variable annuity contract, please refer to the insurance contract prospectus.

Dividends and Other Distributions

The policy of the fund is to distribute all of its net investment income and net capital gains each year to its shareholders, which are the separate accounts established by the various insurance companies in connection with their issuance of variable annuity and variable life contracts. Dividends from net investment income are declared and paid annually. All fund distributions made to a separate account will be reinvested automatically in additional fund shares, unless a shareholder (separate account) elects to receive distributions in cash. Under current law, dividends and distributions made by the fund to separate accounts generally are not taxable to the separate accounts, the insurance company, or the contract holder, provided that the separate account meets the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended, and other tax-related requirements are satisfied. The fund intends to diversify its investments in the manner required under Code Section 817(h).

Foreign Transactions

If the fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce fund dividends.

Distribution, Shareholder Servicing, and Recordkeeping Fees

II Class has adopted a 12b-1 plan under which it pays a fee at the rate of up to 0.25% of its daily net assets per year to various insurance companies, their agents, and contract distributors for distribution and servicing of its shares. These payments may be more or less than the costs incurred by the insurance companies, their agents, and contract distributors. Because the fees are paid from the II class net assets on an ongoing basis, they will increase the cost of your investment and, over time, could result in your paying more than with other types of sales charges.

More About the Fund3

Organization and Management

How is the fund organized?

T. Rowe Price Equity Series, Inc. (the "corporation"), was incorporated in Maryland in 1994. Currently, the corporation consists of seven series, each representing a separate pool of assets with different objectives and investment policies. In 2002, the Mid-Cap Growth Portfolio issued a separate class of shares known as the II Class.

Mid-Cap Growth Portfolio (of which the II class is a separate class) is managed in a manner similar to the T. Rowe Price Mid-Cap Growth Fund, a fund with the same investment objective and program as the portfolio but offered to the general public and not to insurance company separate accounts. However, investors should be aware that the portfolio is not the same as the fund and will not have the same performance. Investments made by the portfolio at any given time may not be the same as those made by T. Rowe Price Mid-Cap Growth Fund. Different performance will result due to factors such as differences in the cash flows into and out of the portfolio and fund, different fees and expenses, and differences in net assets and size of holdings.

Shareholders benefit from T. Rowe Price`s 67 years of investment management experience.

What is meant by "shares"?

Contract holders and participants indirectly (through the insurance company separate account) purchase shares when they put money in a fund offered as an investment option in their insurance contracts. These shares are part of a fund`s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder (the insurance company separate account) to cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund`s management contract. Shareholders of each class have exclusive voting rights on matters affecting only that class.

The shares of the fund have equal voting rights. The various insurance companies own the outstanding shares of the fund in their separate accounts. These separate accounts are registered under the 1940 Act or are excluded from registration thereunder. Under current law, the insurance companies must vote the shares held in registered separate accounts in accordance with voting instructions received from variable contract holders or participants having the right to give such instructions.

Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee.
If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the insurance company will send you the fund`s proxy materials that explain the issues to be decided and include instructions on voting.

Who runs the fund?

General Oversight

The corporation is governed by a Board of Directors/Trustees that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund`s officers. The majority of Board members are independent of T. Rowe Price.

All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price —  specifically by the fund`s portfolio managers.

Portfolio Management

The fund has an Investment Advisory Committee with the following members: Brian W.H. Berghuis, Chairman, Brace C. Brooks, Anna M. Dopkin, Henry M. Ellenbogen, Kris H. Jenner, Joseph Milano, Philip W. Ruedi, John F. Wakeman, and R. Candler Young. The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the fund`s investment program. Mr. Berghuis has been chairman of the fund`s committee since 1996. He joined T. Rowe Price in 1985 and has been managing investments since 1988.

The Management Fee

The fund pays T. Rowe Price an annual fee that includes investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, nonrecurring and extraordinary items or fees and expenses for the fund`s independent directors. The fee is based on fund average daily net assets and is calculated and accrued daily. The fee for the fund for the most recent fiscal year was 0.85%.

In addition, from time to time, T. Rowe Price may make payments from its own resources to eligible insurance companies for services they provide to the fund for contract holders. These payments range from 0.15% to 0.25% of the average annual total assets invested by the separate accounts of the insurance company in the fund. T. Rowe Price may also reimburse insurance companies, broker-dealers, and other distributors for certain bona fide selling expenses associated with distribution of the insurance contracts in which the fund serves as an investment option. Such payments were less than .005% of fund assets in 2003.

Variable Annuity and Variable Life Charges

Variable annuity and variable life fees and charges imposed on contract holders and participants by the insurance companies are in addition to those described previously and are described in the variable annuity and variable life contract prospectuses.

Variable Annuity and Variable Life Conflicts

The fund may serve as an investment medium for both variable annuity contracts and variable life insurance policies. Shares of the fund may be offered to separate accounts established by any number of insurance companies. The fund currently does not foresee any disadvantages to variable annuity contract owners due to the fact that the fund may serve as an investment medium for both variable life insurance policies and annuity contracts; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of annuity contracts and insurance policies for which the fund serves as an investment medium might at some time be in conflict. However, the fund`s Board of Directors/Trustees is required to monitor events to identify any material conflicts between variable annuity contract owners and variable life policy owners, and will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, an insurance company participating in the fund might be required to redeem the investment of one or more of its separate accounts from the fund. This might force the fund to sell securities at disadvantageous prices.

Understanding Performance Information

This section should help you understand the terms used to describe fund performance. You may see these terms used in shareholder reports you receive from your insurance company.

Total Return

This tells you how much an investment has changed in value over a given period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.

Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

Cumulative Total Return

This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.

Average Annual Total Return

This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment`s actual cumulative return. This gives you an idea of an investment`s annual contribution to your portfolio, provided you held it for the entire period.

Total returns quoted for the fund include the effect of deducting the fund`s expenses, but may not include charges and expenses attributable to any particular insurance product. Since you can only purchase shares of the fund through an insurance product, you should carefully review the prospectus of the insurance product you have chosen for information on relevant charges and expenses. Excluding these charges from quotations of the fund`s performance has the effect of increasing the performance quoted.

Investment Policies and Practices

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

Shareholder approval is required to substantively change fund objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as "fundamental policies." The managers also follow certain "operating policies" that can be changed without shareholder approval. Shareholders will receive at least 60 days` prior notice of any change in the policy requiring the fund to normally invest at least 80% of net assets in a diversified portfolio of common stocks of mid-cap companies whose earnings T. Rowe Price expects to grow at a faster rate than the average company. Fund investment restrictions and policies apply at the time of investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made. (This exception does not apply to the fund`s borrowing policy.)

Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in certain derivatives are limited to 10% of total assets. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have significantly more of an impact on a fund`s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.

Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports sent to you by your insurance company.

Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help achieve fund objectives.

Types of Portfolio Securities

In seeking to meet its investment objective, fund investments may be made in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund securities and investment management practices.

Fundamental policy  The fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund`s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the fund.

Fund investments are primarily in common stocks (normally, at least 80% of net assets) and, to a lesser degree, other types of securities as described below.

Common and Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company`s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

Convertible Securities and Warrants

Investments may be made in debt or preferred equity securities convertible into, or exchangeable for, equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. Some convertibles combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Warrants can be highly volatile, have no voting rights, and pay no dividends.

Foreign Securities

Investments may be made in foreign securities. These include nondollar-denominated securities traded outside of the U.S. and dollar-denominated securities of foreign issuers traded in the U.S. (such as ADRs and ADSs). Investing in foreign securities involves special risks that can increase the potential for losses. These include: exposure to potentially adverse local, political, and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; government interference in markets such as nationalization and exchange controls, expropriation of assets, or imposition of punitive taxes; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices and legal rights that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment`s value (favorable changes can increase its value). These risks are heightened for investments in developing countries, and there is no limit on the amount of fund foreign investments that may be made in such countries.

Operating policy  Fund investments in foreign securities are limited to 25% of total assets.

Hybrid Instruments

These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under certain conditions, the redemption value of a hybrid could be zero.

Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

Operating policy  Fund investments in hybrid instruments are limited to 10% of total assets.

Private Placements

These securities are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

Operating policy  Fund investments in illiquid securities are limited to 15% of net assets.

Types of Investment Management Practices

Reserve Position

A certain portion of fund assets will be held in money market reserves. Fund reserve positions are expected to consist primarily of shares of one or both T. Rowe Price internal money market funds. Short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements, may also be held. For temporary, defensive purposes, there is no limit on fund investments in money market reserves. Significant investments in reserves could compromise the ability to achieve fund objectives. The reserve position provides flexibility in meeting redemptions, paying expenses, and in the timing of new investments and can serve as a short-term defense during periods of unusual market volatility.

Borrowing Money and Transferring Assets

Fund borrowings may be made from banks and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy  Borrowings may not exceed 33xb6 /xb8 % of total assets.

Operating policy  Fund transfers of portfolio securities as collateral will not be made except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33xb6 /xb8 % of total assets. Fund purchases of additional securities will not be made when borrowings exceed 5% of total assets.

Futures and Options

Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options, another type of potentially high-risk derivative, give the investor the right (where the investor purchases the option), or the obligation (where the investor "writes" or sells the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in securities prices and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.

Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund`s initial investment in such contracts.

Operating policies  Futures: Initial margin deposits on futures and premiums on options used for nonhedging purposes will not exceed 5% of net asset value. Options on securities: The total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.

Exchange Traded Funds (ETFs)

These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

Managing Foreign Currency Risk

Investors in foreign securities may attempt to "hedge" their exposure to potentially unfavorable currency changes. The primary means of doing this is through the use of "forwards"—  contracts to exchange one currency for another on some future date at a specified exchange rate. However, futures, swaps, and options on these instruments may also be used. In certain circumstances, a different currency may be substituted for the currency in which the investment is denominated, a strategy known as "proxy hedging." If the fund were to engage in any of these foreign currency transactions, they would be primarily to protect a fund`s foreign securities from adverse currency movements relative to the dollar. Such transactions involve the risk that anticipated currency movements will not occur, which could reduce fund total return. There are certain markets, including many emerging markets, where it is not possible to engage in effective foreign currency hedging.

Lending of Portfolio Securities

Fund securities may be lent to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well.

Fundamental policy  The value of loaned securities may not exceed 33xb6 /xb8 % of total assets.

Portfolio Turnover

Turnover is an indication of frequency of trading. We will not generally trade in securities for short-term profits, but, when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Each time the fund purchases or sells a security, it incurs a cost. This cost is reflected in the fund`s net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on the fund`s total return. Higher turnover can also increase the possibility of taxable capital gain distributions. The fund`s portfolio turnover rates are shown in the Financial Highlights table.

Financial Highlights

Table 3, which provides information about the class`s financial history, is based on a single share outstanding throughout the periods shown. The table is part of the fund`s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions and no payment of account or (if applicable) redemption fees). The financial statements in the annual report were audited by the fund`s independent accountants, PricewaterhouseCoopers LLP.

Table 3  Financial Highlights
	4/30/02* through 12/31/02	Year ended December 31 2003

Net asset value,beginning of period	$17.87	$14.36
Income From Investment Operations
Net investment income	(0.02)	(0.07)
Net gains or losses on securities (both realized and unrealized)	(3.49)	5.54
Total from investment operations	(3.51)	5.47
Less Distributions
Dividends (from net investment income)	—	—
Distributions (fromcapital gains)	—	—
Returns of capital	—	—
Total distributions	—	—
Net asset value,end of period	$14.36	$19.83
Total return	(19.64)%	38.09%
Ratios/Supplemental Data
Net assets, end of period(in thousands)	$3,988	$38,263
Ratio of expenses to average net assets	1.10%a	1.10%
Ratio of net income to average net assets	(0.63)%a	(0.64)%
Portfolio turnover rate	33.7%a	32.6%

*Inception date.

aAnnualized.

A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager`s recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain a free copy of a fund report or Statement of Additional Information, or for inquiries, contact your insurance company.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC`s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.

1940 Act File No.: 811-07143

E355—040 5/1/04


may 1, 2004

prospectus

T. Rowe Price

Blue Chip Growth

Portfolio

A stock fund seeking long-term capital growth through high-quality U.S. growth companies.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	About the Fund
	Objective, Strategy, Risks, and Expenses	1
	Other Information About the Fund	3

2	T. Rowe Price Account Information
	Pricing Shares and Receiving Sale Proceeds	5
	Rights Reserved by the Funds	7
	Dividends and Other Distributions	7

3	More About the Fund
	Organization and Management	8
	Understanding Performance Information	9
	Investment Policies and Practices	10
	Financial Highlights	14

T. Rowe Price Equity Series, Inc.

T. Rowe Price Blue Chip Growth Portfolio

 Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc., (T. Rowe Price), and its affiliates managed $190 billion for more than eight million individual and institutional investor accounts as of December 31, 2003. T. Rowe Price is the fund`s investment manager.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

About the fund1

objective, strategy, risks, and expenses

The fund should be used as an investment option for variable annuity and variable life insurance contracts.

What is the fund`s objective?

The fund seeks to provide long-term capital growth. Income is a secondary objective.

What is the fund`s principal investment strategy?

The fund will normally invest at least 80% of net assets in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in our view, are well established in their industries and have the potential for above-average earnings growth. We focus on companies with a leading market position, seasoned management, and strong financial fundamentals. Our investment approach reflects our belief that solid company fundamentals (with emphasis on strong growth in earnings per share or operating cash flow) combined with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies we target will have good prospects for dividend growth.

In pursuing its investment objective, the fund`s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund`s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

For details about the fund`s investment program, please see the Investment Policies and Practices section.

What are the main risks of investing in the fund?

Even well-established growth stocks can be volatile. Since growth companies usually invest a high portion of earnings in their own businesses, their stocks may lack the dividends that can cushion share prices in a down market. Since many investors buy these stocks because of anticipated superior earnings growth, earnings disappointments often result in sharp price declines. Also, medium-sized companies may have greater volatility than larger ones.

As with all equity funds, this fund`s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund`s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

The fund`s share price may decline, so when you sell your shares, you may lose money.

How can I tell if the fund is appropriate for me?

Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you are willing to accept the risk of investing in established growth stocks in an effort to achieve long-term capital growth, the fund could be appropriate for you. This fund should not represent your complete investment program or be used for short-term trading purposes.

Equity investors should have a long-term investment horizon and be willing to wait out bear markets.

How has the fund performed in the past?

The bar chart showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and over time. Fund past performance is no guarantee of future returns.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Table 1  Average Annual Total Returns
	Periods ended December 31, 2003
	1 year	Since inception (12/29/00)
Blue Chip Growth Portfolio	28.75%	-5.48%

S&P 500 Stock Index	28.68	-4.05*
Lipper Variable Annuity Underlying Large-Cap Core Funds Average	26.43	-6.02*

These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.

Figures do not reflect fees at the insurance product or contract level; if those fees were included, returns would be lower.

S&P 500 Stock Index tracks the stocks of 500 U.S. companies.

* Since 12/31/00.

What fees or expenses will I pay?

The fees and expenses set forth below are paid by the portfolio and borne indirectly by contract holders. There are additional expenses charged by insurance companies, which apply to your insurance contract or policy, and these are described in the variable annuity and variable life contract prospectuses.

Table 2  Fees and Expenses of the Fund
Annual fund operating expenses (expenses that are deducted from fund assets)
Management fee	0.85%
Other expenses	—
Total annual fund operating expenses	0.85%

Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this fund with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:

1 year	3 years	5 years	10 years
$87	$271	$471	$1,049

other INFORMATION about the fund

What are some of the fund`s potential rewards?

The market frequently rewards growth stocks with price increases when earnings expectations are met or exceeded. A successful implementation of our strategy could lead to long-term growth of capital. By investing in companies with proven track records, the fund should be less risky than one focusing on newer or smaller companies while still offering significant appreciation potential.

What is meant by a "blue chip" investment approach?

This approach seeks to identify blue chip growth companies—those with strong market franchises in industries that appear to be strategically poised for long-term growth. Our strategy reflects T. Rowe Price`s belief that the combination of solid company fundamentals (with emphasis on the potential for above-average growth in earnings) and a positive outlook for the overall industry will ultimately result in a higher stock price. While the primary emphasis is on a company`s prospects for future growth, the fund will not purchase securities that, in T. Rowe Price`s opinion, are overvalued considering the underlying business fundamentals. In the search for substantial capital appreciation, the fund looks for stocks attractively priced relative to their anticipated long-term value.

How does the fund select stocks for the portfolio?

The fund will generally take the following into consideration:

Market positions  Blue chip companies often have leading market positions that are expected to be maintained or enhanced over time. Strong positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for good unit sales. These factors, in turn, can lead to higher earnings growth and greater share price appreciation.

Management  Seasoned management teams with a track record of providing superior financial results are important for a company`s long-term growth prospects. Our analysts will evaluate the depth and breadth of a company`s management experience.

Financial fundamentals  Companies should demonstrate faster earnings growth than their competitors and the market in general; high profit margins relative to competitors; strong cash flow; a healthy balance sheet with relatively low debt; and a high return on equity with a comparatively low dividend payout ratio.

Is there other information I can review before making a decision?

Investment Policies and Practices in Section 3 discusses various types of portfolio securities the fund may purchase as well as types of management practices the fund may use.

T. Rowe Price Account Information2

As an investor in a T. Rowe Price fund through your variable annuity or variable life insurance contract, you will want to know about the following policies and procedures that apply to the funds. For instructions on how to purchase and redeem shares, read the insurance contract prospectus.

Pricing Shares and Receiving Sale Proceeds

Shares of the fund are designed to be offered to insurance company separate accounts established for the purpose of funding variable annuity contracts, and also for the purpose of funding variable life contracts. Variable annuity and variable life contract holders or participants are not the shareholders of the fund. Rather, the separate account of the insurance company is the shareholder. The variable annuity and variable life contracts are described in separate prospectuses issued by the insurance companies. The fund assumes no responsibility for such prospectuses, or variable annuity or variable life contracts.

Shares of the fund are sold and redeemed without the imposition of any sales commission or redemption charge. However, certain other charges may apply to annuity or life contracts. Those charges are disclosed in the insurance contract prospectus.

Your ability to exchange from this fund to any other T. Rowe Price fund that serves as an investment option under your insurance contract is governed by the terms of that contract and the insurance contract prospectus, as well as the fund`s excessive trading policy described in this section.

How and when shares are priced

The share price (also called "net asset value" or NAV per share) for a fund is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day that the exchange is open for business. To calculate the NAV, the fund`s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price stocks and bonds. Amortized cost is used to price securities held by money market funds.

The securities of funds investing in foreign markets are valued on the basis of the most recent closing market prices at 4 p.m. ET except under the circumstances described below. Most foreign markets close before 4 p.m. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. If a fund determines that developments between the close of the foreign market and 4 p.m. ET will, in its judgment, materially affect the value of some or all of the fund`s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.

The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day`s opening prices in the same markets, and adjusted prices.

How your purchase, sale, or exchange price is determined

Purchases

The insurance companies purchase shares of the fund for their separate accounts, using premiums allocated by the contract holders or participants. Shares are purchased at the NAV next determined after the insurance company receives the premium payment in acceptable form. Initial and subsequent payments allocated to the fund are subject to the limits stated in the insurance contract prospectus issued by the insurance company.

Redemptions

The insurance companies redeem shares of the fund to make benefit or surrender payments under the terms of its contracts. Redemptions are processed on any day on which the New York Stock Exchange is open and are priced at the fund`s NAV next determined after the insurance company receives a surrender request in acceptable form.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

How you can receive the proceeds from a sale

Payment for redeemed shares will be made promptly, but in no event later than seven days after receipt of your redemption order. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Investment Company Act of 1940 ("1940 Act"). The amount received upon redemption of the shares of the fund may be more or less than the amount paid for the shares, depending on the fluctuations in the market value of the assets owned by the fund.

Excessive Trading and Market Timing

T. Rowe Price may bar excessive traders and market timers from purchasing shares.

Excessive trading or market timing in accounts that you own or control may disrupt management of a fund and raise its costs. While there is no assurance T. Rowe Price can prevent all excessive trading and market timing, each fund has adopted the policies set forth below to deter such activity. Persons trading directly or indirectly with T. Rowe Price or through intermediaries in violation of these policies or persons believed to be short-term market timers may be barred permanently or for a specific period of time from further purchases of the Price Funds. Transactions placed by such persons are subject to rejection or cancellation without notice. These policies apply to contract holders and participants notwithstanding any provisions in your insurance contract:

All persons purchasing shares of a T. Rowe Price fund, directly or indirectly, can make only one "round trip" (i.e. one purchase and one sale or one sale and one purchase) involving the same fund within any 120-day period.

All persons purchasing fund shares through an insurance company and who hold the shares for less than 60 calendar days are considered to have violated the policy.

Systematic purchases and redemptions are exempt from these policies.

The terms of your insurance contract may also restrict your ability to trade between the investment options available under your contract.

Rights Reserved by the Funds

T. Rowe Price funds and their agents reserve the following rights: (1) to waive or lower investment minimums; (2) to refuse any purchase or exchange order; (3) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership by individual contract holders or participants) upon notice to the contract holder or participant within five business days of the trade or if the written confirmation has not been received by the contract holder or participant, whichever is sooner; (4) to cease offering fund share at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchase and any services at any time; or (7) to act on instructions believed to be genuine. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.

In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no contract holder or participant or group of contract holders or participants controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of the fund, except upon approval of the fund`s management.

Dividends and Other Distributions

For a discussion of the tax status of your variable annuity contract, please refer to the insurance contract prospectus.

Dividends and Other Distributions

The policy of the fund is to distribute all of its net investment income and net capital gains each year to its shareholders, which are the separate accounts established by the various insurance companies in connection with their issuance of variable annuity and variable life contracts. Dividends from net investment income are declared daily and paid monthly for the Limited-Term Bond and Prime Reserve Portfolios; declared and paid quarterly for the Equity Income, Equity Index 500, and Personal Strategy Portfolios; and declared and paid annually for all other portfolios. All fund distributions made to a separate account will be reinvested automatically in additional fund shares, unless a shareholder (separate account) elects to receive distributions in cash. Under current law, dividends and distributions made by the fund to separate accounts generally are not taxable to the separate accounts, the insurance company, or the contract holder, provided that the separate account meets the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended, and other tax-related requirements are satisfied. The fund intends to diversify its investments in the manner required under Code Section 817(h).

Foreign Transactions

If the fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce fund dividends.

More About the Fund3

Organization and Management

How is the fund organized?

T. Rowe Price Equity Series, Inc. (the "corporation"), was incorporated in Maryland in 1994. Currently, the corporation consists of seven series, each representing a separate pool of assets with different objectives and investment policies.

Blue Chip Growth Portfolio is managed in a manner similar to the T. Rowe Price Blue Chip Growth Fund, a fund with the same investment objective and program as the portfolio but offered to the general public and not to insurance company separate accounts. However, investors should be aware that the portfolio is not the same as the fund and will not have the same performance. Investments made by the portfolio at any given time may not be the same as those made by T. Rowe Price Blue Chip Growth Fund. Different performance will result due to factors such as differences in the cash flows into and out of the portfolio and fund, different fees and expenses, and differences in net assets and size of holdings.

Shareholders benefit from T. Rowe Price`s 67 years of investment management experience.

What is meant by "shares"?

Contract holders and participants indirectly (through the insurance company separate account) purchase shares when they put money in a fund offered as an investment option in their insurance contracts. These shares are part of a fund`s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder (the insurance company separate account) to cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund`s management contract.

The shares of the fund have equal voting rights. The various insurance companies own the outstanding shares of the fund in their separate accounts. These separate accounts are registered under the 1940 Act or are excluded from registration thereunder. Under current law, the insurance companies must vote the shares held in registered separate accounts in accordance with voting instructions received from variable contract holders or participants having the right to give such instructions.

Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee.
If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the insurance company will send you the fund`s proxy materials that explain the issues to be decided and include instructions on voting.

Who runs the fund?

General Oversight

The corporation is governed by a Board of Directors/Trustees that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund`s officers. The majority of Board members are independent of T. Rowe Price.

All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price —  specifically by the fund`s portfolio managers.

Portfolio Management

The fund has an Investment Advisory Committee with the following members: Larry J. Puglia, Chairman, Donald J. Easley, Henry M. Ellenbogen, Robert N. Gensler, Thomas J. Huber, Kris H. Jenner, Timothy E. Parker, Robert W. Sharps, and Robert W. Smith. The committee chairman has day-to-day responsibility for managing the

portfolio and works with the committee in developing and executing the fund`s investment program. Mr. Puglia has been chairman of the fund`s committee since 1996. He joined T. Rowe Price in 1990 and has been managing investments since 1993.

The Management Fee

The fund pays T. Rowe Price an annual fee that includes investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, nonrecurring and extraordinary items or fees and expenses for the fund`s independent directors. The fee is based on fund average daily net assets and is calculated and accrued daily. The fee for the fund for the most recent fiscal year was 0.85%.

In addition, from time to time, T. Rowe Price may make payments from its own resources to eligible insurance companies for services they provide to the fund for contract holders. These payments range from 0.15% to 0.25% of the average annual total assets invested by the separate accounts of the insurance company in the fund. T. Rowe Price may also reimburse insurance companies, broker-dealers and other distributors for certain bona fide selling expenses associated with distribution of the insurance contracts in which the fund serves as an investment option. Such payments were less than .005% of fund assets in 2003.

Variable Annuity and Variable Life Charges

Variable annuity and variable life fees and charges imposed on contract holders and participants by the insurance companies are in addition to those described previously and are described in the variable annuity and variable life contract prospectuses.

Variable Annuity and Variable Life Conflicts

The fund may serve as an investment medium for both variable annuity contracts and variable life insurance policies. Shares of the fund may be offered to separate accounts established by any number of insurance companies. The fund currently does not foresee any disadvantages to variable annuity contract owners due to the fact that the fund may serve as an investment medium for both variable life insurance policies and annuity contracts; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of annuity contracts and insurance policies for which the fund serves as an investment medium might at some time be in conflict. However, the fund`s Board of Directors/Trustees is required to monitor events to identify any material conflicts between variable annuity contract owners and variable life policy owners, and will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, an insurance company participating in the fund might be required to redeem the investment of one or more of its separate accounts from the fund. This might force the fund to sell securities at disadvantageous prices.

Understanding Performance Information

This section should help you understand the terms used to describe fund performance. You may see these terms used in shareholder reports you receive from your insurance company.

Total Return

This tells you how much an investment has changed in value over a given period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.

Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

Cumulative Total Return

This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.

Average Annual Total Return

This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment`s actual cumulative return. This gives you an idea of an investment`s annual contribution to your portfolio, provided you held it for the entire period.

Total returns quoted for the fund include the effect of deducting the fund`s expenses, but may not include charges and expenses attributable to any particular insurance product. Since you can only purchase shares of the fund through an insurance product, you should carefully review the prospectus of the insurance product you have chosen for information on relevant charges and expenses. Excluding these charges from quotations of the fund`s performance has the effect of increasing the performance quoted.

Investment Policies and Practices

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

Shareholder approval is required to substantively change fund objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as "fundamental policies." The managers also follow certain "operating policies" that can be changed without shareholder approval. Shareholders will receive at least 60 days` prior notice of any change in the policy requiring the fund to normally invest at least 80% of net assets in common stocks of blue chip growth companies, as previously defined. Fund investment restrictions and policies apply at the time of investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made. (This exception does not apply to the fund`s borrowing policy.)

Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in certain derivatives are limited to 10% of total assets. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have significantly more of an impact on a fund`s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.

Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports sent to you by your insurance company.

Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help achieve fund objectives.

Types of Portfolio Securities

In seeking to meet its investment objective, fund investments may be made in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund securities and investment management practices.

Fundamental policy  The fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund`s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the fund.

Fund investments are primarily in common stocks (normally, at least 80% of net assets) and, to a lesser degree, other types of securities as described below.

Common and Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company`s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

Convertible Securities and Warrants

Investments may be made in debt or preferred equity securities convertible into, or exchangeable for, equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. Some convertibles combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Warrants can be highly volatile, have no voting rights, and pay no dividends.

Foreign Securities

Investments may be made in foreign securities. These include nondollar-denominated securities traded outside of the U.S. and dollar-denominated securities of foreign issuers traded in the U.S. (such as ADRs and ADSs). Investing in foreign securities involves special risks that can increase the potential for losses. These include: exposure to potentially adverse local, political, and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; government interference in markets such as nationalization and exchange controls, expropriation of assets, or imposition of punitive taxes; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices and legal rights that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment`s value (favorable changes can increase its value). These risks are heightened for investments in developing countries, and there is no limit on the amount of fund foreign investments that may be made in such countries.

Operating policy  Fund investments in foreign securities are limited to 20% of total assets.

Hybrid Instruments

These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under certain conditions, the redemption value of a hybrid could be zero.

Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

Operating policy  Fund investments in hybrid instruments are limited to 10% of total assets.

Private Placements

These securities are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

Operating policy  Fund investments in illiquid securities are limited to 15% of net assets.

Fixed-Income Securities

From time to time, we may invest in debt securities of any type, including municipal securities, without regard to quality or rating. Such securities would be purchased in companies, municipalities, or entities that meet fund investment criteria. The price of a bond fluctuates with changes in interest rates, generally rising when interest rates fall and falling when interest rates rise. Below investment-grade, or "junk bonds," can be more volatile and have greater risk of default than investment-grade bonds.

Operating policy  The fund may purchase any type of noninvestment-grade debt security (or junk bond) including those in default. The fund will not purchase this type of security if it would have more than 5% of total assets invested in such securities. Fund investments in convertible securities are not subject to this limit.

Types of Investment Management Practices

Reserve Position

A certain portion of fund assets will be held in money market reserves. Fund reserve positions are expected to consist primarily of shares of one or both T. Rowe Price internal money market funds. Short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements, may also be held. For temporary, defensive purposes, there is no limit on fund investments in money market reserves. Significant investments in reserves could compromise the ability to achieve fund objectives. The reserve position provides flexibility in meeting redemptions, paying expenses, and in the timing of new investments and can serve as a short-term defense during periods of unusual market volatility.

Borrowing Money and Transferring Assets

Fund borrowings may be made from banks and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy  Borrowings may not exceed 33xb6 /xb8 % of total assets.

Operating policy  Fund transfers of portfolio securities as collateral will not be made except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33xb6 /xb8 % of total assets. Fund purchases of additional securities will not be made when borrowings exceed 5% of total assets.

Futures and Options

Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options, another type of potentially high-risk derivative, give the investor the right (where the investor purchases the option), or the obligation (where the investor "writes" or sells the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in securities prices and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.

Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund`s initial investment in such contracts.

Operating policies  Futures: Initial margin deposits on futures and premiums on options used for nonhedging purposes will not exceed 5% of net asset value. Options on securities: The total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.

Exchange Traded Funds (ETFs)

These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

Managing Foreign Currency Risk

Investors in foreign securities may attempt to "hedge" their exposure to potentially unfavorable currency changes. The primary means of doing this is through the use of "forwards"—  contracts to exchange one currency for another on some future date at a specified exchange rate. However, futures, swaps, and options on these instruments may also be used. In certain circumstances, a different currency may be substituted for the currency in which the investment is denominated, a strategy known as "proxy hedging." If the fund were to engage in any of these foreign currency transactions, they would be primarily to protect a fund`s foreign securities from adverse currency movements relative to the dollar. Such transactions involve the risk that anticipated currency movements will not occur, which could reduce fund total return. There are certain markets, including many emerging markets, where it is not possible to engage in effective foreign currency hedging.

Lending of Portfolio Securities

Fund securities may be lent to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well.

Fundamental policy  The value of loaned securities may not exceed 33xb6 /xb8 % of total assets.

Portfolio Turnover

Turnover is an indication of frequency of trading. We will not generally trade in securities for short-term profits, but, when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Each time the fund purchases or sells a security, it incurs a cost. This cost is reflected in the fund`s net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on the fund`s total return. Higher turnover can also increase the possibility of taxable capital gain distributions. The fund`s portfolio turnover rates are shown in the Financial Highlights table.

Financial Highlights

Table 3, which provides information about the fund`s financial history, is based on a single share outstanding throughout the periods shown. The table is part of the fund`s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions and no payment of account or (if applicable) redemption fees). The financial statements in the annual report were audited by the fund`s independent accountants, PricewaterhouseCoopers LLP.

Table 3  Financial Highlights
	12/29/00* through 12/31/01	Year ended December 31
		2002	2003

Net asset value,beginning of period	$10.00	$8.61	$6.54
Income From Investment Operations
Net investment income	0.01	0.01	0.01
Net gains or losses on securities (both realized and unrealized)	(1.39)	(2.07)	1.87
Total from investment operations	(1.38)	(2.06)	1.88
Less Distributions
Dividends (from net investment income)	(0.01)	(0.01)	(0.01)
Distributions (fromcapital gains)	—	—	—
Returns of capital	—	—	—
Total distributions	(0.01)	(0.01)	(0.01)
Redemption fees addedto paid in capital	—	—	—
Net asset value,end of period	$8.61	$6.54	$8.41
Total return	(13.73)%	(23.93)%	28.75%
Ratios/Supplemental Data
Net assets, end of period(in thousands)	$6,030	$7,134	$28,664
Ratio of expenses to average net assets	0.85%	0.85%	0.85%
Ratio of net income to average net assets	0.14%	0.14%	0.23%
Portfolio turnover rate	42.2%	39.9%	28.8%

*Inception date.

A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager`s recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain a free copy of a fund report or Statement of Additional Information, or for inquiries, contact your insurance company.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC`s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.

1940 Act File No.: 811-07143

E307—040 5/1/04

may 1, 2004

prospectus

T. Rowe Price

Blue Chip Growth Portfolio—II

A stock fund seeking long-term capital growth through high-quality U.S. growth companies.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	About the Fund
	Objective, Strategy, Risks, and Expenses	1
	Other Information About the Fund	3

2	T. Rowe Price Account Information
	Pricing Shares and Receiving Sale Proceeds	5
	Rights Reserved by the Funds	7
	Dividends and Other Distributions	7
	Distributions, Shareholder Servicing, and Recordkeepng Fees	8

3	More About the Fund
	Organization and Management	9
	Understanding Performance Information	11
	Investment Policies and Practices	11
	Financial Highlights	15

T. Rowe Price Equity Series, Inc.

T. Rowe Price Blue Chip Growth Portfolio—II

 Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc., (T. Rowe Price), and its affiliates managed $190 billion for more than eight million individual and institutional investor accounts as of December 31, 2003. T. Rowe Price is the fund`s investment manager.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

About the fund1

objective, strategy, risks, and expenses

A word about the fund`s name and structure. The   II class is a share class of its respective T. Rowe Price portfolio. The II class is not a separate mutual fund. The class should be used as an investment option for variable annuity and variable life insurance contracts.

What is the fund`s objective?

The fund seeks to provide long-term capital growth. Income is a secondary objective.

What is the fund`s principal investment strategy?

The fund will normally invest at least 80% of net assets in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in our view, are well established in their industries and have the potential for above-average earnings growth. We focus on companies with a leading market position, seasoned management, and strong financial fundamentals. Our investment approach reflects our belief that solid company fundamentals (with emphasis on strong growth in earnings per share or operating cash flow) combined with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies we target will have good prospects for dividend growth.

In pursuing its investment objective, the fund`s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund`s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

For details about the fund`s investment program, please see the Investment Policies and Practices section.

What are the main risks of investing in the fund?

Even well-established growth stocks can be volatile. Since growth companies usually invest a high portion of earnings in their own businesses, their stocks may lack the dividends that can cushion share prices in a down market. Since many investors buy these stocks because of anticipated superior earnings growth, earnings disappointments often result in sharp price declines. Also, medium-sized companies may have greater volatility than larger ones.

As with all equity funds, this fund`s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund`s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

The fund`s share price may decline, so when you sell your shares, you may lose money.

How can I tell if the fund is appropriate for me?

Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you are willing to accept the risk of investing in established growth stocks in an effort to achieve long-term capital growth, the fund could be appropriate for you. This fund should not represent your complete investment program or be used for short-term trading purposes.

Equity investors should have a long-term investment horizon and be willing to wait out bear markets.

How has the fund performed in the past?

The bar chart showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and over time. Fund past performance is no guarantee of future returns.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the year depicted.


Table 1  Average Annual Total Returns
	Periods ended December 31, 2003
	1 year	Since inception (4/30/02)
Blue Chip Growth Portfolio—II	28.49%	3.21%

S&P 500 Stock Index	28.68	3.79
Lipper Variable Annuity Underlying Large-Cap Core Funds Average	26.43	1.96

These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.

Figures do not reflect fees at the insurance product or contract level; if those fees were included, returns would be lower.

S&P 500 Stock Index tracks the stocks of 500 U.S. companies.

What fees or expenses will I pay?

The fees and expenses set forth below are paid by the portfolio and borne indirectly by contract holders. There are additional expenses charged by insurance companies, which apply to your insurance contract or policy, and these are described in the variable annuity and variable life contract prospectuses.

Table 2  Fees and Expenses of the II Class
Annual fund operating expenses (expenses that are deducted from fund assets)
Management fee	0.85%
Distribution and service (12b-1) fees	0.25%
Other expenses	—
Total annual fund operating expenses	1.10%

Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this class with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:

1 year	3 years	5 years	10 years
$112	$350	$606	$1,340

other INFORMATION about the fund

What are some of the fund`s potential rewards?

The market frequently rewards growth stocks with price increases when earnings expectations are met or exceeded. A successful implementation of our strategy could lead to long-term growth of capital. By investing in companies with proven track records, the fund should be less risky than one focusing on newer or smaller companies while still offering significant appreciation potential.

What is meant by a "blue chip" investment approach?

This approach seeks to identify blue chip growth companies—those with strong market franchises in industries that appear to be strategically poised for long-term growth. Our strategy reflects T. Rowe Price`s belief that the combination of solid company fundamentals (with emphasis on the potential for above-average growth in earnings) and a positive outlook for the overall industry will ultimately result in a higher stock price. While the primary emphasis is on a company`s prospects for future growth, the fund will not purchase securities that, in T. Rowe Price`s opinion, are overvalued considering the underlying business fundamentals. In the search for substantial capital appreciation, the fund looks for stocks attractively priced relative to their anticipated long-term value.

How does the fund select stocks for the portfolio?

The fund will generally take the following into consideration:

Market positions  Blue chip companies often have leading market positions that are expected to be maintained or enhanced over time. Strong positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for good unit sales. These factors, in turn, can lead to higher earnings growth and greater share price appreciation.

Management  Seasoned management teams with a track record of providing superior financial results are important for a company`s long-term growth prospects. Our analysts will evaluate the depth and breadth of a company`s management experience.

Financial fundamentals  Companies should demonstrate faster earnings growth than their competitors and the market in general; high profit margins relative to competitors; strong cash flow; a healthy balance sheet with relatively low debt; and a high return on equity with a comparatively low dividend payout ratio.

Is there other information I can review before making a decision?

Investment Policies and Practices in Section 3 discusses various types of portfolio securities the fund may purchase as well as types of management practices the fund may use.

T. Rowe Price Account Information2

As an investor in the II class of a T. Rowe Price fund through your variable annuity or variable life insurance contract, you will want to know about the following policies and procedures that apply to the II class and the funds. For instructions on how to purchase and redeem shares, read the insurance contract prospectus.

Pricing Shares and Receiving Sale Proceeds

Shares of the fund are designed to be offered to insurance company separate accounts established for the purpose of funding variable annuity contracts, and also for the purpose of funding variable life contracts. Variable annuity and variable life contract holders or participants are not the shareholders of the fund. Rather, the separate account of the insurance company is the shareholder. The variable annuity and variable life contracts are described in separate prospectuses issued by the insurance companies. The fund assumes no responsibility for such prospectuses, or variable annuity or variable life contracts.

Shares of the fund are sold and redeemed without the imposition of any sales commission or redemption charge but are subject to a 12b-1 fee of 0.25%. In addition, certain other charges may apply to annuity or life contracts. Those charges are disclosed in the insurance contract prospectus.

Your ability to exchange from this fund to any other T. Rowe Price fund that serves as an investment option under your insurance contract is governed by the terms of that contract and the insurance contract prospectus, as well as the fund`s excessive trading policy described in this section.

How and when shares are priced

The share price (also called "net asset value" or NAV per share) for each class of shares is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day that the exchange is open for business. To calculate the NAV, the fund`s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price stocks and bonds.

The securities of funds investing in foreign markets are valued on the basis of the most recent closing market prices at 4 p.m. ET except under the circumstances described below. Most foreign markets close before 4 p.m. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. If a fund determines that developments between the close of the foreign market and 4 p.m. ET will, in its judgment, materially affect the value of some or all of the fund`s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.

The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day`s opening prices in the same markets, and adjusted prices.

How your purchase, sale, or exchange price is determined

Purchases

The insurance companies purchase shares of the fund for their separate accounts, using premiums allocated by the contract holders or participants. Shares are purchased at the NAV next determined after the insurance company receives the premium payment in acceptable form. Initial and subsequent payments allocated to the fund are subject to the limits stated in the insurance contract prospectus issued by the insurance company.

Redemptions

The insurance companies redeem shares of the fund to make benefit or surrender payments under the terms of its contracts. Redemptions are processed on any day on which the New York Stock Exchange is open and are priced at the fund`s NAV next determined after the insurance company receives a surrender request in acceptable form.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

How you can receive the proceeds from a sale

Payment for redeemed shares will be made promptly, but in no event later than seven calendar days after receipt of your redemption order. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Investment Company Act of 1940 ("1940 Act"). The amount received upon redemption of the shares of the fund may be more or less than the amount paid for the shares, depending on the fluctuations in the market value of the assets owned by the fund.

Excessive Trading and Market Timing

T. Rowe Price may bar excessive traders and market timers from purchasing shares.

Excessive trading or market timing in accounts that you own or control may disrupt management of a fund and raise its costs. While there is no assurance T. Rowe Price can prevent all excessive trading and market timing, each fund has adopted the policies set forth below to deter such activity. Persons trading directly or indirectly with T. Rowe Price or through intermediaries in violation of these policies or persons believed to be short-term market timers may be barred permanently or for a specific period of time from further purchases of the Price Funds. Transactions placed by such persons are subject to rejection or cancellation without notice. These policies apply to contract holders and participants notwithstanding any provisions in your insurance contract:

All persons purchasing shares of a T. Rowe Price fund, directly or indirectly, can make only one "round trip" (i.e. one purchase and one sale or one sale and one purchase) involving the same fund within any 120-day period.

All persons purchasing fund shares through an insurance company and who hold the shares for less than 60 calendar days are considered to have violated the policy.

Systematic purchases and redemptions are exempt from these policies.

The terms of your insurance contract may also restrict your ability to trade between the investment options available under your contract.

Rights Reserved by the Funds

T. Rowe Price funds and their agents reserve the following rights: (1) to waive or lower investment minimums; (2) to refuse any purchase or exchange order; (3) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership by individual contract holders or participants) upon notice to the contract holder or participant within five business days of the trade or if the written confirmation has not been received by the contract holder or participant, whichever is sooner; (4) to cease offering fund shares at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchase and any services at any time; or (7) to act on instructions believed to be genuine. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.

In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no contract holder or participant or group of contract holders or participants controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of the fund, except upon approval of the fund`s management.

Dividends and Other Distributions

For a discussion of the tax status of your variable annuity contract, please refer to the insurance contract prospectus.

Dividends and Other Distributions

The policy of the fund is to distribute all of its net investment income and net capital gains each year to its shareholders, which are the separate accounts established by the various insurance companies in connection with their issuance of variable annuity and variable life contracts. Dividends from net investment income are declared and paid annually. All fund distributions made to a separate account will be reinvested automatically in additional fund shares, unless a shareholder (separate account) elects to receive distributions in cash. Under current law, dividends and distributions made by the fund to separate accounts generally are not taxable to the separate accounts, the insurance company, or the contract holder, provided that the separate account meets the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended, and other tax-related requirements are satisfied. The fund intends to diversify its investments in the manner required under Code Section 817(h).

Foreign Transactions

If the fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce fund dividends.

Distribution, Shareholder Servicing, and Recordkeeping Fees

II Class has adopted a 12b-1 plan under which it pays a fee at the rate of up to 0.25% of its daily net assets per year to various insurance companies, their agents, and contract distributors for distribution and servicing of its shares. These payments may be more or less than the costs incurred by the insurance companies, their agents, and contract distributors. Because the fees are paid from the II class net assets on an ongoing basis, they will increase the cost of your investment and, over time, could result in your paying more than with other types of sales charges.

More About the Fund3

Organization and Management

How is the fund organized?

T. Rowe Price Equity Series, Inc. (the "corporation"), was incorporated in Maryland in 1994. Currently, the corporation consists of seven series, each representing a separate pool of assets with different objectives and investment policies. In 2002, Blue Chip Growth Portfolio issued a separate class of shares known as the II Class.

Blue Chip Growth Portfolio (of which the II class is a separate class) is managed in a manner similar to the T. Rowe Price Blue Chip Growth Fund, a fund with the same investment objective and program as the portfolio but offered to the general public and not to insurance company separate accounts. However, investors should be aware that the portfolio is not the same as the fund and will not have the same performance. Investments made by the portfolio at any given time may not be the same as those made by T. Rowe Price Blue Chip Growth Fund. Different performance will result due to factors such as differences in the cash flows into and out of the portfolio and fund, different fees and expenses, and differences in net assets and size of holdings.

Shareholders benefit from T. Rowe Price`s 67 years of investment management experience.

What is meant by "shares"?

Contract holders and participants indirectly (through the insurance company separate account) purchase shares when they put money in a fund offered as an investment option in their insurance contracts. These shares are part of a fund`s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder (the insurance company separate account) to cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund`s management contract. Shareholders of each class have exclusive voting rights on matters affecting only that class.

The shares of the fund have equal voting rights. The various insurance companies own the outstanding shares of the fund in their separate accounts. These separate accounts are registered under the 1940 Act or are excluded from registration thereunder. Under current law, the insurance companies must vote the shares held in registered separate accounts in accordance with voting instructions received from variable contract holders or participants having the right to give such instructions.

Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee.
If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the insurance company will send you the fund`s proxy materials that explain the issues to be decided and include instructions on voting.

Who runs the fund?

General Oversight

The corporation is governed by a Board of Directors/Trustees that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund`s officers. The majority of Board members are independent of T. Rowe Price.

All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price —  specifically by the fund`s portfolio managers.

Portfolio Management

The fund has an Investment Advisory Committee with the following members: Larry J. Puglia, Chairman, Donald J. Easley, Henry M. Ellenbogen, Robert N. Gensler, Thomas J. Huber, Kris H. Jenner, Timothy E. Parker, Robert W. Sharps, and Robert W. Smith. The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the fund`s investment program. Mr. Puglia has been chairman of the fund`s committee since 1996. He joined T. Rowe Price in 1990 and has been managing investments since 1993.

The Management Fee

The fund pays T. Rowe Price an annual fee that includes investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, nonrecurring and extraordinary items or fees and expenses for the fund`s independent directors. The fee is based on fund average daily net assets and is calculated and accrued daily. The fee for the fund for the most recent fiscal year was 0.85%.

In addition, from time to time, T. Rowe Price may make payments from its own resources to eligible insurance companies for services they provide to the fund for contract holders. These payments range from 0.15% to 0.25% of the average annual total assets invested by the separate accounts of the insurance company in the fund. T. Rowe Price may also reimburse insurance companies, broker-dealers and other distributors for certain bona fide selling expenses associated with distribution of the insurance contracts in which the fund serves as an investment option. Such payments were less than .005% of fund assets in 2003.

Variable Annuity and Variable Life Charges

Variable annuity and variable life fees and charges imposed on contract holders and participants by the insurance companies are in addition to those described previously and are described in the variable annuity and variable life contract prospectuses.

Variable Annuity and Variable Life Conflicts

The fund may serve as an investment medium for both variable annuity contracts and variable life insurance policies. Shares of the fund may be offered to separate accounts established by any number of insurance companies. The fund currently does not foresee any disadvantages to variable annuity contract owners due to the fact that the fund may serve as an investment medium for both variable life insurance policies and annuity contracts; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of annuity contracts and insurance policies for which the fund serves as an investment medium might at some time be in conflict. However, the fund`s Board of Directors/Trustees is required to monitor events to identify any material conflicts between variable annuity contract owners and variable life policy owners, and will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, an insurance company participating in the fund might be required to redeem the investment of one or more of its separate accounts from the fund. This might force the fund to sell securities at disadvantageous prices.

Understanding Performance Information

This section should help you understand the terms used to describe fund performance. You may see these terms used in shareholder reports you receive from your insurance company.

Total Return

This tells you how much an investment has changed in value over a given period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.

Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

Cumulative Total Return

This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.

Average Annual Total Return

This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment`s actual cumulative return. This gives you an idea of an investment`s annual contribution to your portfolio, provided you held it for the entire period.

Total returns quoted for the fund include the effect of deducting the fund`s expenses, but may not include charges and expenses attributable to any particular insurance product. Since you can only purchase shares of the fund through an insurance product, you should carefully review the prospectus of the insurance product you have chosen for information on relevant charges and expenses. Excluding these charges from quotations of the fund`s performance has the effect of increasing the performance quoted.

Investment Policies and Practices

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

Shareholder approval is required to substantively change fund objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as "fundamental policies." The managers also follow certain "operating policies" that can be changed without shareholder approval. Shareholders will receive at least 60 days` prior notice of any change in the policy requiring the fund to normally invest at least 80% of net assets in common stocks of blue chip growth companies, as previously defined. Fund investment restrictions and policies apply at the time of investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made. (This exception does not apply to the fund`s borrowing policy.)

Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in certain derivatives are limited to 10% of total assets. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have significantly more of an impact on a fund`s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.

Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports sent to you by your insurance company.

Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help achieve fund objectives.

Types of Portfolio Securities

In seeking to meet its investment objective, fund investments may be made in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund securities and investment management practices.

Fundamental policy  The fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund`s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the fund.

Fund investments are primarily in common stocks (normally, at least 80% of net assets) and, to a lesser degree, other types of securities as described below.

Common and Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company`s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

Convertible Securities and Warrants

Investments may be made in debt or preferred equity securities convertible into, or exchangeable for, equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. Some convertibles combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Warrants can be highly volatile, have no voting rights, and pay no dividends.

Foreign Securities

Investments may be made in foreign securities. These include nondollar-denominated securities traded outside of the U.S. and dollar-denominated securities of foreign issuers traded in the U.S. (such as ADRs and ADSs). Investing in foreign securities involves special risks that can increase the potential for losses. These include: exposure to potentially adverse local, political, and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; government interference in markets such as nationalization and exchange controls, expropriation of assets, or imposition of punitive taxes; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices and legal rights that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment`s value (favorable changes can increase its value). These risks are heightened for investments in developing countries, and there is no limit on the amount of fund foreign investments that may be made in such countries.

Operating policy  Fund investments in foreign securities are limited to 20% of total assets.

Hybrid Instruments

These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under certain conditions, the redemption value of a hybrid could be zero.

Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

Operating policy  Fund investments in hybrid instruments are limited to 10% of total assets.

Private Placements

These securities are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

Operating policy  Fund investments in illiquid securities are limited to 15% of net assets.

Fixed-Income Securities

From time to time, we may invest in debt securities of any type, including municipal securities, without regard to quality or rating. Such securities would be purchased in companies, municipalities, or entities that meet fund investment criteria. The price of a bond fluctuates with changes in interest rates, generally rising when interest

rates fall and falling when interest rates rise. Below
investment-grade, or "junk bonds," can be more volatile and have greater risk of default than investment-grade bonds.

Operating policy  The fund may purchase any type of noninvestment-grade debt security (or junk bond) including those in default. The fund will not purchase this type of security if it would have more than 5% of total assets invested in such securities. Fund investments in convertible securities are not subject to this limit.

Types of Investment Management Practices

Reserve Position

A certain portion of fund assets will be held in money market reserves. Fund reserve positions are expected to consist primarily of shares of one or both T. Rowe Price internal money market funds. Short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements, may also be held. For temporary, defensive purposes, there is no limit on fund investments in money market reserves. Significant investments in reserves could compromise the ability to achieve fund objectives. The reserve position provides flexibility in meeting redemptions, paying expenses, and in the timing of new investments and can serve as a short-term defense during periods of unusual market volatility.

Borrowing Money and Transferring Assets

Fund borrowings may be made from banks and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy  Borrowings may not exceed 33xb6 /xb8 % of total assets.

Operating policy  Fund transfers of portfolio securities as collateral will not be made except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33xb6 /xb8 % of total assets. Fund purchases of additional securities will not be made when borrowings exceed 5% of total assets.

Futures and Options

Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options, another type of potentially high-risk derivative, give the investor the right (where the investor purchases the option), or the obligation (where the investor "writes" or sells the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in securities prices and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.

Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund`s initial investment in such contracts.

Operating policies  Futures: Initial margin deposits on futures and premiums on options used for nonhedging purposes will not exceed 5% of net asset value. Options on securities: The total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.

Exchange Traded Funds (ETFs)

These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

Managing Foreign Currency Risk

Investors in foreign securities may attempt to "hedge" their exposure to potentially unfavorable currency changes. The primary means of doing this is through the use of "forwards"—  contracts to exchange one currency for another on some future date at a specified exchange rate. However, futures, swaps, and options on these instruments may also be used. In certain circumstances, a different currency may be substituted for the currency in which the investment is denominated, a strategy known as "proxy hedging." If the fund were to engage in any of these foreign currency transactions, they would be primarily to protect a fund`s foreign securities from adverse currency movements relative to the dollar. Such transactions involve the risk that anticipated currency movements will not occur, which could reduce fund total return. There are certain markets, including many emerging markets, where it is not possible to engage in effective foreign currency hedging.

Lending of Portfolio Securities

Fund securities may be lent to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well.

Fundamental policy  The value of loaned securities may not exceed 33xb6 /xb8 % of total assets.

Portfolio Turnover

Turnover is an indication of frequency of trading. We will not generally trade in securities for short-term profits, but, when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Each time the fund purchases or sells a security, it incurs a cost. This cost is reflected in the fund`s net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on the fund`s total return. Higher turnover can also increase the possibility of taxable capital gain distributions. The fund`s portfolio turnover rates are shown in the Financial Highlights table.

Financial Highlights

Table 3, which provides information about the class`s financial history, is based on a single share outstanding throughout the periods shown. The table is part of the fund`s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions and no payment of account or (if applicable) redemption fees). The financial statements in the annual report were audited by the fund`s independent accountants, PricewaterhouseCoopers LLP.

Table 3  Financial Highlights
	4/30/02* through 12/31/02	Year ended December 31 2003

Net asset value,beginning of period	$7.97	$6.53
Income From Investment Operations
Net investment income	(1.43)	1.86
Net gains or losses on securities (both realized and unrealized)	—	—
Total from investment operations	(1.43)	1.86
Less Distributions
Dividends (from net investment income)	(0.01)	(0.01)
Distributions (fromcapital gains)	—	—
Returns of capital	—	—
Total distributions	(0.01)	(0.01)
Net asset value,end of period	$6.53	$8.38
Total return	(17.94)%	28.49%
Ratios/Supplemental Data
Net assets, end of period(in thousands)	$82	$105
Ratio of expenses to average net assets	1.10%a	1.10%
Ratio of net income to average net assets	—	(0.05)%
Portfolio turnover rate	39.9%	28.8%

*Inception date.

aAnnualized.

A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager`s recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain a free copy of a fund report or Statement of Additional Information, or for inquiries, contact your insurance company.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC`s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.

1940 Act File No.: 811-07143

E357—040 5/1/04

May 1, 2004

Prospectus

T. Rowe Price

Equity Index 500 Portfolio

A fund that seeks to match the performance of the Standard & Poor`s 500 Stock Index®, an index of common stocks.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	About the Fund
	Objective, Strategy, Risks, and Expenses	1
	Other Information About the Fund	3

2	T. Rowe Price Account Information
	Pricing Shares and Receiving Sale Proceeds	4
	Rights Reserved by the Funds	6
	Dividends and Other Distributions	6

3	More About the Fund
	Organization and Management	7
	Understanding Performance Information	8
	Investment Policies and Practices	9
	Financial Highlights	12

T. Rowe Price Equity Series, Inc.

T. Rowe Price Equity Index 500 Portfolio

 Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates managed $190 billion for more than eight million individual and institutional investor accounts as of December 31, 2003. T. Rowe Price is the fund`s investment manager.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

About the Fund1

objective, strategy, risks, and expenses

The fund should be used as an investment option for variable annuity and variable life insurance contracts.

What is the fund`s objective?

The fund seeks to match the performance of the Standard & Poor`s 500 Stock Index®. The S&P 500 is made up of primarily large-capitalization companies that represent a broad spectrum of the U.S. economy and a substantial part of the U.S. stock market`s total capitalization. (Market capitalization is the number of a company`s outstanding shares multiplied by the market price per share.)

"Standard & Poor`s," "S&P," "S&P 500, "Standard & Poor`s 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by T. Rowe Price Index Trust, Inc. The fund is not sponsored, endorsed, sold, or promoted by Standard & Poor`s and Standard & Poor`s makes no representation regarding the advisability of investing in the product.

What is the fund`s principal investment strategy?

The fund invests substantially all of its assets in all of the stocks in the S&P 500 Index. We attempt to maintain holdings of each stock in proportion to its weight in the index. This is known as a full replication strategy.

Standard & Poor`s constructs the index by first identifying major industry categories and then allocating a representative sample of the larger and more liquid stocks in those industries to the index. S&P weights each stock according to its total market value. For example, the 50 largest companies in the index may account for over 50% of its value.

For details about the fund`s investment program, please see the Investment Policies and Practices section.

What are the main risks of investing in the fund?

The fund is designed to track broad segments of the U.S. stock market—whether they are rising or falling. Markets as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling.

Since the fund is passively managed and seeks to remain fully invested at all times, assets cannot be shifted from one stock or group of stocks to another based on their prospects, or from stocks into bonds or cash equivalents in an attempt to cushion the impact of a market decline. Therefore, actively managed funds may outperform this fund. In addition, fund returns are likely to be slightly below those of the index because the fund has fees and transaction expenses while indices have none. The timing of cash flows and a fund`s size can also influence returns. While there is no guarantee, the investment manager expects the correlation between the fund and the index to be at least .95. A correlation of 1.00 means the return of a fund can be completely explained by the return of an index. Finally, large-cap stocks may at times lag shares of smaller, faster-growing companies.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

The fund`s share price may decline, so when you sell your shares, you may lose money.

How can I tell if the fund is appropriate for me?

Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. The S&P 500 Index is one of the most widely tracked stock indices in the world. If you seek a relatively low-cost way of participating in the U.S. equity markets through a passively managed portfolio and want to closely match the performance of the mostly largecap stocks in this index, with the same level of risk, the fund may be an appropriate choice. The fund should not represent your complete investment program or be used for short-term trading purposes.

Equity investors should have a long-term investment horizon and be willing to wait out bear markets.

How has the fund performed in the past?

The bar chart showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and over time. Fund past performance is no guarantee of future returns.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.


Table 1  Average Annual Total Returns
	Periods ended December 31, 2003
	1 year	Since inception (12/29/00)
Equity Index 500 Portfolio	28.27%	-4.22%

S&P 500 Stock Index	28.68	-4.05
Lipper Variable Annuity Underlying S&P Index Objective Funds Average	28.01	-4.44*

These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.

Figures do not reflect fees at the insurance product or contract level; if those fees were included, returns would be lower.

S&P 500 Stock Index tracks the stocks of 500 U.S. companies.

*Since 12/31/00.

What fees or expenses will I pay?

The fees and expenses set forth below are paid by the portfolio and borne indirectly by contract holders. There are additional expenses charged by insurance companies, which apply to your insurance contract or policy, and these are described in the variable annuity and variable life contract prospectuses.

Table 2  Fees and Expenses of the Fund
Annual fund operating expenses (expenses that are deducted from fund assets)
Management fee	0.40%
Other expenses	—
Total annual fund operating expenses	0.40%

Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this fund with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:

1 year	3 years	5 years	10 years
$41	$128	$224	$505

other INFORMATION about the fund

What are some of the fund`s potential rewards?

The fund provides investors with a convenient and relatively lowcost way to approximate the performance of a significant portion of the U.S. stock market.

Because the fund is passively managed, its expenses are lower than the average actively managed fund. Assuming all other factors are equal, lower expenses can increase the fund`s total return.

Lower turnover should mean smaller capital gain distributions, which can raise the fund`s after-tax returns.

How does a stock index mutual fund differ from the typical stock mutual fund?

Index funds are passively managed, attempting to deviate as little as possible from a particular benchmark. Since fewer resources are devoted to researching stocks or bonds, and portfolio turnover (the buying and selling of securities) is low, an index fund incurs lower costs than the average equity or bond fund. The typical equity or bond fund is actively managed, meaning the manager makes purchase and sell decisions based on a particular security`s prospects in pursuit of the fund`s investment objective. In addition, index funds are almost entirely invested in stocks or bonds while actively managed funds often hold cash for strategic and defensive purposes.

Is there other information I can review before making a decision?

Investment Policies and Practices in Section 3 discusses various types of portfolio securities the fund may purchase as well as types of management practices the fund may use.

T. Rowe Price Account Information2

As an investor in a T. Rowe Price fund through your variable annuity or variable life insurance contract, you will want to know about the following policies and procedures that apply to the funds. For instructions on how to purchase and redeem shares, read the insurance contract prospectus.

Pricing Shares and Receiving Sale Proceeds

Shares of the fund are designed to be offered to insurance company separate accounts established for the purpose of funding variable annuity contracts, and also for the purpose of funding variable life contracts. Variable annuity and variable life contract holders or participants are not the shareholders of the fund. Rather, the separate account of the insurance company is the shareholder. The variable annuity and variable life contracts are described in separate prospectuses issued by the insurance companies. The fund assumes no responsibility for such prospectuses, or variable annuity or variable life contracts.

Shares of the fund are sold and redeemed without the imposition of any sales commission or redemption charge. However, certain other charges may apply to annuity or life contracts. Those charges are disclosed in the insurance contract prospectus.

Your ability to exchange from this fund to any other T. Rowe Price fund that serves as an investment option under your insurance contract is governed by the terms of that contract and the insurance contract prospectus, as well as the fund`s excessive trading policy described in this section.

How and when shares are priced

The share price (also called "net asset value" or NAV per share) for a fund is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day that the exchange is open for business. To calculate the NAV, the fund`s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price stocks and bonds. Amortized cost is used to price securities held by money market funds.

The securities of funds investing in foreign markets are valued on the basis of the most recent closing market prices at 4 p.m. ET except under the circumstances described below. Most foreign markets close before 4 p.m. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. If a fund determines that developments between the close of the foreign market and 4 p.m. ET will, in its judgment, materially affect the value of some or all of the fund`s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.

The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day`s opening prices in the same markets, and adjusted prices.

How your purchase, sale, or exchange price is determined

Purchases

The insurance companies purchase shares of the fund for their separate accounts, using premiums allocated by the contract holders or participants. Shares are purchased at the NAV next determined after the insurance company receives the premium payment in acceptable form. Initial and subsequent payments allocated to the fund are subject to the limits stated in the insurance contract prospectus issued by the insurance company.

Redemptions

The insurance companies redeem shares of the fund to make benefit or surrender payments under the terms of its contracts. Redemptions are processed on any day on which the New York Stock Exchange is open and are priced at the fund`s NAV next determined after the insurance company receives a surrender request in acceptable form.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

How you can receive the proceeds from a sale

Payment for redeemed shares will be made promptly, but in no event later than seven days after receipt of your redemption order. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Investment Company Act of 1940 ("1940 Act"). The amount received upon redemption of the shares of the fund may be more or less than the amount paid for the shares, depending on the fluctuations in the market value of the assets owned by the fund.

Excessive Trading and Market Timing

T. Rowe Price may bar excessive traders and market timers from purchasing shares.

Excessive trading or market timing in accounts that you own or control may disrupt management of a fund and raise its costs. While there is no assurance T. Rowe Price can prevent all excessive trading and market timing, each fund has adopted the policies set forth below to deter such activity. Persons trading directly or indirectly with T. Rowe Price or through intermediaries in violation of these policies or persons believed to be short-term market timers may be barred permanently or for a specific period of time from further purchases of the Price Funds. Transactions placed by such persons are subject to rejection or cancellation without notice. These policies apply to contract holders and participants notwithstanding any provisions in your insurance contract:

All persons purchasing shares of a T. Rowe Price fund, directly or indirectly, can make only one "round trip" (i.e. one purchase and one sale or one sale and one purchase) involving the same fund within any 120-day period.

All persons purchasing fund shares through an insurance company and who hold the shares for less than 60 calendar days are considered to have violated the policy.

Systematic purchases and redemptions are exempt from these policies.

The terms of your insurance contract may also restrict your ability to trade between the investment options available under your contract.

Rights Reserved by the Funds

T. Rowe Price funds and their agents reserve the following rights: (1) to waive or lower investment minimums; (2) to refuse any purchase or exchange order; (3) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership by individual contract holders or participants) upon notice to the contract holder or participant within five business days of the trade or if the written confirmation has not been received by the contract holder or participant, whichever is sooner; (4) to cease offering fund share at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchase and any services at any time; or (7) to act on instructions believed to be genuine. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.

In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no contract holder or participant or group of contract holders or participants controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of the fund, except upon approval of the fund`s management.

Dividends and Other Distributions

For a discussion of the tax status of your variable annuity contract, please refer to the insurance contract prospectus.

Dividends and Other Distributions

The policy of the fund is to distribute all of its net investment income and net capital gains each year to its shareholders, which are the separate accounts established by the various insurance companies in connection with their issuance of variable annuity and variable life contracts. Dividends from net investment income are declared daily and paid monthly for the Limited-Term Bond and Prime Reserve Portfolios; declared and paid quarterly for the Equity Income, Equity Index 500, and Personal Strategy Portfolios; and declared and paid annually for all other portfolios. All fund distributions made to a separate account will be reinvested automatically in additional fund shares, unless a shareholder (separate account) elects to receive distributions in cash. Under current law, dividends and distributions made by the fund to separate accounts generally are not taxable to the separate accounts, the insurance company, or the contract holder, provided that the separate account meets the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended, and other tax-related requirements are satisfied. The fund intends to diversify its investments in the manner required under Code Section 817(h).

Foreign Transactions

If the fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce fund dividends.

More About the Fund3

Organization and Management

How is the fund organized?

T. Rowe Price Equity Series, Inc. (the "corporation"), was incorporated in Maryland in 1994. Currently, the corporation consists of seven series, each representing a separate pool of assets with different objectives and investment policies.

Equity Index 500 Portfolio is managed in a manner similar to the T. Rowe Price Equity Index 500 Fund, a fund with the same investment objective and program as the portfolio but offered to the general public and not to insurance company separate accounts. However, investors should be aware that the portfolio is not the same as the fund and will not have the same performance. Investments made by the portfolio at any given time may not be the same as those made by T. Rowe Price Equity Index 500 Fund. Different performance will result due to factors such as differences in the cash flows into and out of the portfolio and fund, different fees and expenses, and differences in net assets and size of holdings.

Shareholders benefit from T. Rowe Price`s 67 years of investment management experience.

What is meant by "shares"?

Contract holders and participants indirectly (through the insurance company separate account) purchase shares when they put money in a fund offered as an investment option in their insurance contracts. These shares are part of a fund`s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder (the insurance company separate account) to cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund`s management contract.

The shares of the fund have equal voting rights. The various insurance companies own the outstanding shares of the fund in their separate accounts. These separate accounts are registered under the 1940 Act or are excluded from registration thereunder. Under current law, the insurance companies must vote the shares held in registered separate accounts in accordance with voting instructions received from variable contract holders or participants having the right to give such instructions.

Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee.
If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the insurance company will send you the fund`s proxy materials that explain the issues to be decided and include instructions on voting.

Who runs the fund?

General Oversight

The corporation is governed by a Board of Directors/Trustees that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund`s officers. The majority of Board members are independent of T. Rowe Price.

All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price—specifically by the fund`s portfolio managers .

Portfolio Management

The fund has an Investment Advisory Committee with the following members: Eugene F. Bair, Chairman, Jeanne M. Aldave, Ann M. Holcomb, Sudhir Nanda, Richard T. Whitney, and M. Christine Wojciechowski. The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in

developing and executing the fund`s investment program. Mr. Bair has been chairman of the fund`s committee since 2002. He joined T. Rowe Price in 1998 and has been managing investments since 2000. Prior to that time, he was Vice President with Monument Investment Advisors.

The Management Fee

The fund pays T. Rowe Price an annual fee that includes investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, nonrecurring and extraordinary items or fees and expenses for the fund`s independent directors. The fee is based on fund average daily net assets and is calculated and accrued daily. The fee for the fund for the most recent fiscal year was 0.40%.

In addition, from time to time, T. Rowe Price may make payments from its own resources to eligible insurance companies for services they provide to the fund for contract holders. These payments range from 0.15% to 0.25% of the average annual total assets invested by the separate accounts of the insurance company in the fund. T. Rowe Price may also reimburse insurance companies, broker-dealers, and other distributors for certain bona fide selling expenses associated with distribution of the insurance contracts in which the fund serves as an investment option. Such payments were less than .005% of fund assets in 2003.

Variable Annuity and Variable Life Charges

Variable annuity and variable life fees and charges imposed on contract holders and participants by the insurance companies are in addition to those described previously and are described in the variable annuity and variable life contract prospectuses.

Variable Annuity and Variable Life Conflicts

The fund may serve as an investment medium for both variable annuity contracts and variable life insurance policies. Shares of the fund may be offered to separate accounts established by any number of insurance companies. The fund currently does not foresee any disadvantages to variable annuity contract owners due to the fact that the fund may serve as an investment medium for both variable life insurance policies and annuity contracts; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of annuity contracts and insurance policies for which the fund serves as an investment medium might at some time be in conflict. However, the fund`s Board of Directors/Trustees is required to monitor events to identify any material conflicts between variable annuity contract owners and variable life policy owners, and will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, an insurance company participating in the fund might be required to redeem the investment of one or more of its separate accounts from the fund. This might force the fund to sell securities at disadvantageous prices.

Understanding Performance Information

This section should help you understand the terms used to describe fund performance. You may see these terms used in shareholder reports you receive from your insurance company.

Total Return

This tells you how much an investment has changed in value over a given period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.

Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

Cumulative Total Return

This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.

Average Annual Total Return

This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment`s actual cumulative return. This gives you an idea of an investment`s annual contribution to your portfolio, provided you held it for the entire period.

Total returns quoted for the fund include the effect of deducting the fund`s expenses, but may not include charges and expenses attributable to any particular insurance product. Since you can only purchase shares of the fund through an insurance product, you should carefully review the prospectus of the insurance product you have chosen for information on relevant charges and expenses. Excluding these charges from quotations of the fund`s performance has the effect of increasing the performance quoted.

Investment Policies and Practices

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

Shareholder approval is required to substantively change fund objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as "fundamental policies." The managers also follow certain "operating policies" that can be changed without shareholder approval. Fund investment restrictions and policies apply at the time of investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made. (This exception does not apply to the fund`s borrowing policy.)

Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in certain derivatives are limited to 10% of total assets. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have significantly more of an impact on a fund`s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.

Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports sent to you by your insurance company.

Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help achieve fund objectives.

Types of Portfolio Securities

In seeking to meet its investment objective, fund investments may be made in any type of security or instrument (including certain high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund securities and investment management practices.

Fundamental policy  The fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund`s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the fund.

Hybrid Instruments

These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under certain conditions, the redemption value of a hybrid could be zero.

Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

Operating policy  Fund investments in hybrid instruments are limited to 10% of total assets.

Types of Investment Management Practices

Reserve Position

The fund will hold a certain portion of its assets in cash or cash equivalents. The fund`s reserve position can consist of shares of a T. Rowe Price internal money market fund and U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less. The reserve position provides flexibility in meeting redemptions, paying expenses, and in the timing of new investments.

Borrowing Money and Transferring Assets

Fund borrowings may be made from banks and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy  Borrowings may not exceed 33xb6 /xb8 % of total assets.

Operating policy  Fund transfers of portfolio securities as collateral will not be made except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33xb6 /xb8 % of total assets. Fund purchases of additional securities will not be made when borrowings exceed 5% of total assets.

Futures and Options

The fund may invest in futures and options to provide an efficient means of maintaining liquidity while being invested in the market, to gain exposure to their respective markets while awaiting purchase of underlying securities, to facilitate trading, or to reduce transaction costs. The fund may also purchase call options on stock indices or bonds. Such options would be used in a manner similar to the fund`s use of stock index futures.

Futures contracts and options prices can be highly volatile; using them could lower the fund`s total returns; and the potential loss from the use of futures can exceed the fund`s initial investment in such contracts.

Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund`s initial investment in such contracts.

Operating policies  Futures: Initial margin deposits on futures and premiums on options used for non-hedging purposes will not exceed 5% of net asset value. Options on indices: No more than 5% of total assets will be committed to premiums when purchasing call options.

Exchange Traded Funds (ETFs)

These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

Lending of Portfolio Securities

Fund securities may be lent to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well.

Fundamental policy  The value of loaned securities may not exceed 33xb6 /xb8 % of total assets.

Portfolio Turnover

Turnover is an indication of frequency of trading. We will not generally trade in securities for short-term profits, but, when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Each time the fund purchases or sells a security, it incurs a cost. This cost is reflected in the fund`s net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on the fund`s total return. Higher turnover can also increase the possibility of taxable capital gain distributions. The fund`s portfolio turnover rates are shown in the Financial Highlights table.

Standard & Poor`s

Although S&P obtains information for inclusion in or for use in the calculation of the S&P 500 Index from .sources which S&P considers reliable, S&P does not guarantee the accuracy and/or the completeness of the S&P .500 Index or any data included therein. S&P makes no warranty, express or implied, as to results to be obtained .by the fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P .makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a .particular purpose with respect to the S&P 500 Index or any data included therein..Standard & Poor`s, S&P, S&P 500 Index, Standard & Poor`s 500, and 500 are trademarks of McGraw-Hill, Inc. and have been licensed for use by the fund.

The fund is not sponsored, endorsed, sold, or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.

Financial Highlights

Table 3, which provides information about the fund`s financial history, is based on a single share outstanding throughout the periods shown. The table is part of the fund`s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions and no payment of account or (if applicable) redemption fees). The financial statements in the annual report were audited by the fund`s independent accountants, PricewaterhouseCoopers LLP.

Table 3  Financial Highlights
	12/29/00* through 12/31/01	Year ended December 31
		2002	2003

Net asset value,beginning of period	$10.00	$8.73	$6.70
Income From Investment Operations
Net investment income	0.08	0.09	0.10
Net gains or losses on securities (both realized and unrealized)	(1.27)	(2.03)	1.78
Total from investment operations	(1.19)	(1.94)	1.88
Less Distributions
Dividends (from net investment income)	(0.08)	(0.09)	(0.11)
Distributions (fromcapital gains)	—	—	—
Returns of capital	—	—	—
Total distributions	(0.08)	(0.09)	(0.11)
Redemption fees addedto paid in capital	—	—	—
Net asset value,end of period	$8.73	$6.70	$8.47
Total return	(11.82)%	(22.29)%	28.27%
Ratios/Supplemental Data
Net assets, end of period(in thousands)	$5,011	$4,475	$3,887
Ratio of expenses to average net assets	0.40%	0.40%	0.40%
Ratio of net income to average net assets	0.98%	1.21%	1.37%
Portfolio turnover rate	32.6%	43.7%	40.8%

*Inception date.

A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager`s recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain a free copy of a fund report or Statement of Additional Information, or for inquiries, contact your insurance company.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC`s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.

1940 Act File No.: 811-07143

E308-040 5/1/04

PROSPECTUS

MAY 1, 2004

T. Rowe Price

Health Sciences Portfolio

An aggressive stock fund seeking long-term capital growth through investments in companies expected to benefit from changes in the health care, medicine, or life sciences fields.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	About the Fund
	Objective, Strategy, Risks, and Expenses	1
	Other Information About the Fund	4

2	T. Rowe Price Account Information
	Pricing Shares and Receiving Sale Proceeds	5
	Rights Reserved by the Funds	7
	Dividends and Other Distributions	7

3	More About the Fund
	Organization and Management	8
	Understanding Performance Information	10
	Investment Policies and Practices	10
	Financial Highlights	14

T. Rowe Price Equity Series, Inc.

T. Rowe Price Health Sciences Portfolio

 Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates managed $190 billion for more than eight million individual and institutional investor accounts as of December 31, 2003. T. Rowe Price is the fund`s investment manager.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

1

objective, strategy, risks, and expenses

The fund should be used as an investment option for variable annuity and variable life insurance contracts.

What is the fund`s objective?

The fund seeks long-term capital appreciation.

What is the fund`s principal investment strategy?

The fund will normally invest at least 80% of net assets in the common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences"). While the fund can invest in companies of any size, the majority of fund assets are expected to be invested in large- and mid-capitalization companies.

We divide the health sciences industry into four main areas: pharmaceuticals, health care services companies, products and devices providers, and biotechnology firms. Our allocation among these four areas will vary depending on the relative potential we see within each area and the outlook for the overall health sciences sector.

The fund will use fundamental, bottom-up analysis that seeks to identify high-quality companies and the most compelling investment opportunities. In general, the fund will follow a growth investment strategy, seeking companies whose earnings are expected to grow faster than inflation and the economy in general. When stock valuations seem unusually high, however, a "value" approach, which gives preference to seemingly undervalued companies, may be emphasized.

In pursuing its investment objective, the fund`s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund`s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

For details about the fund`s investment program, please see the Investment Policies and Practices section.

What are the main risks of investing in the fund?

Since this fund is concentrated in the health sciences industry, it is less diversified than stock funds investing in a broader range of industries and, therefore, could experience significant volatility. It may invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management and managed care.

Developments that could adversely affect the fund`s share price include:

increased competition within the health care industry;

changes in legislation or government regulations;

reductions in government funding;

product liability or other litigation; and

the obsolescence of popular products.

The level of risk will be increased to the extent that the fund has significant exposure to smaller or unseasoned companies (those with less than a three-year operating history), which may not have established products or more experienced management.

Growth stocks can have steep declines if their earnings disappoint investors. The value approach carries the risk that the market will not recognize a security`s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

As with all equity funds, this fund`s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund`s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

The fund`s share price may decline, so when you sell your shares, you may lose money.

How can I tell if the fund is appropriate for me?

Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you seek an aggressive approach to capital growth through investment in health sciences stocks, and can accept the potential for above-average price fluctuations, the fund could be an appropriate part of your overall investment strategy. This fund should not represent your complete investment program or be used for short-term trading purposes.

Equity investors should have a long-term investment horizon and be willing to wait out bear markets.

How has the fund performed in the past?

The bar chart showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and over time. Fund past performance is no guarantee of future returns.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

Table 1  Average Annual Total Returns
	Periods ended December 31, 2003
	1 year	Since inception (12/29/00)
Health Sciences Portfolio	36.28%	-3.66%

S&P 500 Stock Index	28.68	-4.05
Lipper Health/Biotechnology Funds Index	30.53	-4.81*

These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.

Figures do not reflect fees at the insurance product or contract level; if those fees were included, returns would be lower.

S&P 500 Stock Index tracks the stocks of 500 U.S. companies.

*Since 12/31/00.

What fees or expenses will I pay?

The fees and expenses set forth below are paid by the portfolio and borne indirectly by contract holders. There are additional expenses charged by insurance companies, which apply to your insurance contract or policy, and these are described in the variable annuity and variable life contract prospectuses.

Table 2  Fees and Expenses of the Fund
Annual fund operating expenses (expenses that are deducted from fund assets)
Management fee	0.95%
Other expenses	—
Total annual fund operating expenses	0.95%

Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this fund with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:

1 year	3 years	5 years	10 years
$97	$303	$525	$1,166

other INFORMATION about the fund

What are some of the fund`s potential rewards?

The fund`s program reflects the view of T. Rowe Price that rapid advances in the health care, medicine, and life sciences fields offer substantial opportunities for superior long-term capital appreciation. The health care field is experiencing unprecedented change, and there have been significant efforts by consumers, corporations, insurers, and governments to slow escalating costs. At the same time, the aging of the American population could result in a higher portion of gross domestic product being spent on health care and medicine in the future. Industry consolidation, the shift from medical treatment to prevention, quicker approval of new drugs, the possible restructuring of Medicare/Medicaid, and the prolonging of life through new technology are major forces transforming health sciences companies. These factors could present very favorable prospects over the long term for companies that can provide quality products and services at a competitive price.

Is there other information I can review before making a decision?

Investment Policies and Practices in Section 3 discusses various types of portfolio securities the fund may purchase as well as types of management practices the fund may use.

2

As an investor in a T. Rowe Price fund through your variable annuity or variable life insurance contract, you will want to know about the following policies and procedures that apply to the funds. For instructions on how to purchase and redeem shares, read the insurance contract prospectus.

Pricing Shares and Receiving Sale Proceeds

Shares of the fund are designed to be offered to insurance company separate accounts established for the purpose of funding variable annuity contracts, and also for the purpose of funding variable life contracts. Variable annuity and variable life contract holders or participants are not the shareholders of the fund. Rather, the separate account of the insurance company is the shareholder. The variable annuity and variable life contracts are described in separate prospectuses issued by the insurance companies. The fund assumes no responsibility for such prospectuses, or variable annuity or variable life contracts.

Shares of the fund are sold and redeemed without the imposition of any sales commission or redemption charge. However, certain other charges may apply to annuity or life contracts. Those charges are disclosed in the insurance contract prospectus.

Your ability to exchange from this fund to any other T. Rowe Price fund that serves as an investment option under your insurance contract is governed by the terms of that contract and the insurance contract prospectus, as well as the fund`s excessive trading policy described in this section.

How and when shares are priced

The share price (also called "net asset value" or NAV per share) for a fund is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day that the exchange is open for business. To calculate the NAV, the fund`s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price stocks and bonds. Amortized cost is used to price securities held by money market funds.

The securities of funds investing in foreign markets are valued on the basis of the most recent closing market prices at 4 p.m. ET except under the circumstances described below. Most foreign markets close before 4 p.m. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. If a fund determines that developments between the close of the foreign market and 4 p.m. ET will, in its judgment, materially affect the value of some or all of the fund`s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.

The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day`s opening prices in the same markets, and adjusted prices.

How your purchase, sale, or exchange price is determined

Purchases

The insurance companies purchase shares of the fund for their separate accounts, using premiums allocated by the contract holders or participants. Shares are purchased at the NAV next determined after the insurance company receives the premium payment in acceptable form. Initial and subsequent payments allocated to the fund are subject to the limits stated in the insurance contract prospectus issued by the insurance company.

Redemptions

The insurance companies redeem shares of the fund to make benefit or surrender payments under the terms of its contracts. Redemptions are processed on any day on which the New York Stock Exchange is open and are priced at the fund`s NAV next determined after the insurance company receives a surrender request in acceptable form.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

How you can receive the proceeds from a sale

Payment for redeemed shares will be made promptly, but in no event later than seven days after receipt of your redemption order. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Investment Company Act of 1940 ("1940 Act"). The amount received upon redemption of the shares of the fund may be more or less than the amount paid for the shares, depending on the fluctuations in the market value of the assets owned by the fund.

Excessive Trading and Market Timing

T. Rowe Price may bar excessive traders and market timers from purchasing shares.

Excessive trading or market timing in accounts that you own or control may disrupt management of a fund and raise its costs. While there is no assurance T. Rowe Price can prevent all excessive trading and market timing, each fund has adopted the policies set forth below to deter such activity. Persons trading directly or indirectly with T. Rowe Price or through intermediaries in violation of these policies or persons believed to be short-term market timers may be barred permanently or for a specific period of time from further purchases of the Price Funds. Transactions placed by such persons are subject to rejection or cancellation without notice. These policies apply to contract holders and participants notwithstanding any provisions in your insurance contract:

All persons purchasing shares of a T. Rowe Price fund, directly or indirectly, can make only one "round trip" (i.e. one purchase and one sale or one sale and one purchase) involving the same fund within any 120-day period.

All persons purchasing fund shares through an insurance company and who hold the shares for less than 60 calendar days are considered to have violated the policy.

Systematic purchases and redemptions are exempt from these policies.

The terms of your insurance contract may also restrict your ability to trade between the investment options available under your contract.

Rights Reserved by the Funds

T. Rowe Price funds and their agents reserve the following rights: (1) to waive or lower investment minimums; (2) to refuse any purchase or exchange order; (3) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership by individual contract holders or participants) upon notice to the contract holder or participant within five business days of the trade or if the written confirmation has not been received by the contract holder or participant, whichever is sooner; (4) to cease offering fund share at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchase and any services at any time; or (7) to act on instructions believed to be genuine. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.

In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no contract holder or participant or group of contract holders or participants controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of the fund, except upon approval of the fund`s management.

Dividends and Other Distributions

For a discussion of the tax status of your variable annuity contract, please refer to the insurance contract prospectus.

Dividends and Other Distributions

The policy of the fund is to distribute all of its net investment income and net capital gains each year to its shareholders, which are the separate accounts established by the various insurance companies in connection with their issuance of variable annuity and variable life contracts. Dividends from net investment income are declared daily and paid monthly for the Limited-Term Bond and Prime Reserve Portfolios; declared and paid quarterly for the Equity Income, Equity Index 500, and Personal Strategy Portfolios; and declared and paid annually for all other portfolios. All fund distributions made to a separate account will be reinvested automatically in additional fund shares, unless a shareholder (separate account) elects to receive distributions in cash. Under current law, dividends and distributions made by the fund to separate accounts generally are not taxable to the separate accounts, the insurance company, or the contract holder, provided that the separate account meets the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended, and other tax-related requirements are satisfied. The fund intends to diversify its investments in the manner required under Code Section 817(h).

Foreign Transactions

If the fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce fund dividends.

3

Organization and Management

How is the fund organized?

T. Rowe Price Equity Series, Inc. (the "corporation"), was incorporated in Maryland in 1994. Currently, the corporation consists of seven series, each representing a separate pool of assets with different objectives and investment policies.

Health Sciences Portfolio is managed in a manner similar to the T. Rowe Price Health Sciences Fund, a fund with the same investment objective and program as the portfolio but offered to the general public and not to insurance company separate accounts. However, investors should be aware that the portfolio is not the same as the fund and will not have the same performance. Investments made by the portfolio at any given time may not be the same as those made by T. Rowe Price Health Sciences Fund. Different performance will result due to factors such as differences in the cash flows into and out of the portfolio and fund, different fees and expenses, and differences in net assets and size of holdings.

Shareholders benefit from T. Rowe Price`s 67 years of investment management experience.

What is meant by "shares"?

Contract holders and participants indirectly (through the insurance company separate account) purchase shares when they put money in a fund offered as an investment option in their insurance contracts. These shares are part of a fund`s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder (the insurance company separate account) to cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund`s management contract.

The shares of the fund have equal voting rights. The various insurance companies own the outstanding shares of the fund in their separate accounts. These separate accounts are registered under the 1940 Act or are excluded from registration thereunder. Under current law, the insurance companies must vote the shares held in registered separate accounts in accordance with voting instructions received from variable contract holders or participants having the right to give such instructions.

Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee.
If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the insurance company will send you the fund`s proxy materials that explain the issues to be decided and include instructions on voting.

Who runs the fund?

General Oversight

The corporation is governed by a Board of Directors/Trustees that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund`s officers. The majority of Board members are independent of T. Rowe Price.

All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price —  specifically by the fund`s portfolio managers.

Portfolio Management

The fund has an Investment Advisory Committee with the following members: Kris H. Jenner, M.D., D. Phil., Chairman, Laurie M. Bertner, John H. Laporte, Jay S. Markowitz, Charles G. Pepin, and John C.A. Sherman. The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the fund`s investment program. Dr. Jenner has been chairman of the fund`s committee since 2000. He joined T. Rowe Price as an analyst in 1997 and has been managing investments since 1998.

The Management Fee

The fund pays T. Rowe Price an annual fee that includes investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, nonrecurring and extraordinary items or fees and expenses for the fund`s independent directors. The fee is based on fund average daily net assets and is calculated and accrued daily. The fee for the fund for the most recent fiscal year was 0.95%.

In addition, from time to time, T. Rowe Price may make payments from its own resources to eligible insurance companies for services they provide to the fund for contract holders. These payments range from 0.15% to 0.25% of the average annual total assets invested by the separate accounts of the insurance company in the fund. T. Rowe Price may also reimburse insurance companies, broker-dealers, and other distributors for certain bona fide selling expenses associated with distribution of the insurance contracts in which the fund serves as an investment option. Such payments were less than .005% of fund assets in 2003.

Variable Annuity and Variable Life Charges

Variable annuity and variable life fees and charges imposed on contract holders and participants by the insurance companies are in addition to those described previously and are described in the variable annuity and variable life contract prospectuses.

Variable Annuity and Variable Life Conflicts

The fund may serve as an investment medium for both variable annuity contracts and variable life insurance policies. Shares of the fund may be offered to separate accounts established by any number of insurance companies. The fund currently does not foresee any disadvantages to variable annuity contract owners due to the fact that the fund may serve as an investment medium for both variable life insurance policies and annuity contracts; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of annuity contracts and insurance policies for which the fund serves as an investment medium might at some time be in conflict. However, the fund`s Board of Directors/Trustees is required to monitor events to identify any material conflicts between variable annuity contract owners and variable life policy owners, and will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, an insurance company participating in the fund might be required to redeem the investment of one or more of its separate accounts from the fund. This might force the fund to sell securities at disadvantageous prices.

Understanding Performance Information

This section should help you understand the terms used to describe fund performance. You may see these terms used in shareholder reports you receive from your insurance company.

Total Return

This tells you how much an investment has changed in value over a given period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.

Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

Cumulative Total Return

This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.

Average Annual Total Return

This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment`s actual cumulative return. This gives you an idea of an investment`s annual contribution to your portfolio, provided you held it for the entire period.

Total returns quoted for the fund include the effect of deducting the fund`s expenses, but may not include charges and expenses attributable to any particular insurance product. Since you can only purchase shares of the fund through an insurance product, you should carefully review the prospectus of the insurance product you have chosen for information on relevant charges and expenses. Excluding these charges from quotations of the fund`s performance has the effect of increasing the performance quoted.

Investment Policies and Practices

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

Shareholder approval is required to substantively change fund objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as "fundamental policies." The managers also follow certain "operating policies" that can be changed without shareholder approval. Shareholders will receive at least 60 days` prior notice of any change in the policy requiring the fund to normally invest at least 80% of net assets in common stocks in the health sciences industry, as previously defined. Fund investment restrictions and policies apply at the time of investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made. (This exception does not apply to the fund`s borrowing policy.)

Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in certain derivatives are limited to 10% of total assets. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have significantly more of an impact on a fund`s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.

Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports sent to you by your insurance company.

Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help achieve fund objectives.

Types of Portfolio Securities

In seeking to meet its investment objective, fund investments may be made in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund securities and investment management practices.

Fundamental policy  The fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund`s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the fund.

Fund investments are primarily in common stocks (normally, at least 80% of net assets) and, to a lesser degree, other types of securities as described below.

Common and Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company`s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

Convertible Securities and Warrants

Investments may be made in debt or preferred equity securities convertible into, or exchangeable for, equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. Some convertibles combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Warrants can be highly volatile, have no voting rights, and pay no dividends.

Foreign Securities

Investments may be made in foreign securities. These include nondollar-denominated securities traded outside of the U.S. and dollar-denominated securities of foreign issuers traded in the U.S. (such as ADRs and ADSs). Investing in foreign securities involves special risks that can increase the potential for losses. These include: exposure to potentially adverse local, political, and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; government interference in markets such as nationalization and exchange controls, expropriation of assets, or imposition of punitive taxes; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices and legal rights that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment`s value (favorable changes can increase its value). These risks are heightened for investments in developing countries, and there is no limit on the amount of fund foreign investments that may be made in such countries.

Operating policy  Fund investments in foreign securities are limited to 35% of total assets.

Hybrid Instruments

These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under certain conditions, the redemption value of a hybrid could be zero.

Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

Operating policy  Fund investments in hybrid instruments are limited to 10% of total assets.

Private Placements

These securities are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

Operating policy  Fund investments in illiquid securities are limited to 15% of net assets.

Health Sciences Industry Concentration

The fund will concentrate its investments in the health sciences industry as defined by this prospectus. As noted, the fund`s narrower investment focus and concentration in a relatively volatile part of the market will likely make this fund`s NAV fluctuate more than that of a broadly diversified portfolio.

Fundamental policy  As a matter of fundamental policy, the fund will concentrate (invest more than 25% of its total assets) in the health sciences industry as defined in this prospectus.

Types of Investment Management Practices

Reserve Position

A certain portion of fund assets will be held in money market reserves. Fund reserve positions are expected to consist primarily of shares of one or both T. Rowe Price internal money market funds. Short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements, may also be held. For temporary, defensive purposes, there is no limit on fund investments in money market reserves. Significant investments in reserves could compromise the ability to achieve fund objectives. The reserve position provides flexibility in meeting redemptions, paying expenses, and in the timing of new investments and can serve as a short-term defense during periods of unusual market volatility.

Borrowing Money and Transferring Assets

Fund borrowings may be made from banks and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy  Borrowings may not exceed 33xb6 /xb8 % of total assets.

Operating policy  Fund transfers of portfolio securities as collateral will not be made except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33xb6 /xb8 % of total assets. Fund purchases of additional securities will not be made when borrowings exceed 5% of total assets.

Futures and Options

Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options, another type of potentially high-risk derivative, give the investor the right (where the investor purchases the option), or the obligation (where the investor "writes" or sells the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in securities prices and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.

Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund`s initial investment in such contracts.

Operating policies  Futures: Initial margin deposits on futures and premiums on options used for nonhedging purposes will not exceed 5% of net asset value. Options on securities: The total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.

Exchange Traded Funds (ETFs)

These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of under lying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

Managing Foreign Currency Risk

Investors in foreign securities may attempt to "hedge" their exposure to potentially unfavorable currency changes. The primary means of doing this is through the use of "forwards"—  contracts to exchange one currency for another on some future date at a specified exchange rate. However, futures, swaps, and options on these instruments may also be used. In certain circumstances, a different currency may be substituted for the currency in which the investment is denominated, a strategy known as "proxy hedging." If the fund were to engage in any of these foreign currency transactions, they would be primarily to protect a fund`s foreign securities from adverse currency movements relative to the dollar. Such transactions involve the risk that anticipated currency movements will not occur, which could reduce fund total return. There are certain markets, including many emerging markets, where it is not possible to engage in effective foreign currency hedging.

Lending of Portfolio Securities

Fund securities may be lent to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well.

Fundamental policy  The value of loaned securities may not exceed 33xb6 /xb8 % of total assets.

Portfolio Turnover

Turnover is an indication of frequency of trading. We will not generally trade in securities for short-term profits, but, when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Each time the fund purchases or sells a security, it incurs a cost. This cost is reflected in the fund`s net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on the fund`s total return. Higher turnover can also increase the possibility of taxable capital gain distributions. The fund`s portfolio turnover rates are shown in the Financial Highlights table.

Financial Highlights

Table 3, which provides information about the fund`s financial history, is based on a single share outstanding throughout the periods shown. The table is part of the fund`s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions and no payment of account or (if applicable) redemption fees). The financial statements in the annual report were audited by the fund`s independent accountants, PricewaterhouseCoopers LLP.

Table 3  Financial Highlights
	12/29/00* through 12/31/01	Year ended December 31
		2002	2003

Net asset value,beginning of period	$10.00	$9.12	$6.56
Income From Investment Operations
Net investment income	(0.03)	(0.04)	(0.05)
Net gains or losses on securities (both realized and unrealized)	(0.85)	(2.52)	2.43
Total from investment operations	(0.88)	(2.56)	2.38
Less Distributions
Dividends (from net investment income)	—	—	—
Distributions (fromcapital gains)	—	—	—
Returns of capital	—	—	—
Total distributions	—	—	—
Net asset value,end of period	$9.12	$6.56	$8.94
Total return	(8.75)%	(28.07)%	36.28%
Ratios/Supplemental Data
Net assets, end of period(in thousands)	$4,671	$3,564	$4,365
Ratio of expenses to average net assets	0.95%	0.95%	0.95%
Ratio of net income to average net assets	(0.42)%	(0.55)%	(0.57)%
Portfolio turnover rate	81.1%	62.2%	68.2%

*Inception date.

A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager`s recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain a free copy of a fund report or Statement of Additional Information, or for inquiries, contact your insurance company.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC`s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.

1940 Act File No.: 811-07143

E309-040 5/1/04

PROSPECTUS

MAY 1, 2004

T. Rowe Price

Health Sciences Portfolio—II

An aggressive stock fund seeking long-term capital growth through investments in companies expected to benefit from changes in the health care, medicine, or life sciences fields.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

1	About the Fund
	Objective, Strategy, Risks, and Expenses	1
	Other Information About the Fund	4

2	T. Rowe Price Account Information
	Pricing Shares and Receiving Sale Proceeds	5
	Rights Reserved by the Funds	7
	Dividends and Other Distributions	7
	Distribution, Shareholder Servicing, and Recordingkeeping Fees	8

3	More About the Fund
	Organization and Management	9
	Understanding Performance Information	11
	Investment Policies and Practices	11
	Financial Highlights	15

T. Rowe Price Equity Series, Inc.

T. Rowe Price Health Sciences Portfolio—II

 Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates managed $190 billion for more than eight million individual and institutional investor accounts as of December 31, 2003. T. Rowe Price is the fund`s investment manager.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

1

objective, strategy, risks, and expenses

A word about the fund`s name and structure. The  II class is a share class of its respective T. Rowe Price portfolio and is not a separate mutual fund. The class should be used as an investment option for variable annuity and variable life insurance contracts.

What is the fund`s objective?

The fund seeks long-term capital appreciation.

What is the fund`s principal investment strategy?

The fund will normally invest at least 80% of net assets in the common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences"). While the fund can invest in companies of any size, the majority of fund assets are expected to be invested in large- and mid-capitalization companies.

We divide the health sciences industry into four main areas: pharmaceuticals, health care services companies, products and devices providers, and biotechnology firms. Our allocation among these four areas will vary depending on the relative potential we see within each area and the outlook for the overall health sciences sector.

The fund will use fundamental, bottom-up analysis that seeks to identify high-quality companies and the most compelling investment opportunities. In general, the fund will follow a growth investment strategy, seeking companies whose earnings are expected to grow faster than inflation and the economy in general. When stock valuations seem unusually high, however, a "value" approach, which gives preference to seemingly undervalued companies, may be emphasized.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

For details about the fund`s investment program, please see the Investment Policies and Practices section.

What are the main risks of investing in the fund?

Since this fund is concentrated in the health sciences industry, it is less diversified than stock funds investing in a broader range of industries and, therefore, could experience significant volatility. It may invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management and managed care.

Developments that could adversely affect the fund`s share price include:

increased competition within the health care industry;

changes in legislation or government regulations;

reductions in government funding;

product liability or other litigation; and

the obsolescence of popular products.

The level of risk will be increased to the extent that the fund has significant exposure to smaller or unseasoned companies (those with less than a three-year operating history), which may not have established products or more experienced management.

Growth stocks can have steep declines if their earnings disappoint investors. The value approach carries the risk that the market will not recognize a security`s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

As with all equity funds, this fund`s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund`s investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

As with any mutual fund, there can be no guarantee the fund will achieve its objective.

The fund`s share price may decline, so when you sell your shares, you may lose money.

How can I tell if the fund is appropriate for me?

Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. If you seek an aggressive approach to capital growth through investment in health sciences stocks, and can accept the potential for above-average price fluctuations, the fund could be an appropriate part of your overall investment strategy. This fund should not represent your complete investment program or be used for short-term trading purposes.

Equity investors should have a long-term investment horizon and be willing to wait out bear markets.

How has the fund performed in the past?

The bar chart showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and over time. Fund past performance is no guarantee of future returns.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the year depicted.

Table 1  Average Annual Total Returns
	Periods ended December 31, 2003
	1 year	Since inception (04/30/02)
Health Sciences Portfolio—II	35.88%	6.90%

S&P 500 Stock Index	28.68	3.79
Lipper Health/Biotechnology Funds Index	30.53	4.98

These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.

Figures do not reflect fees at the insurance product or contract level; if those fees were included, returns would be lower.

S&P 500 Stock Index tracks the stocks of 500 U.S. companies.

What fees or expenses will I pay?

The fees and expenses set forth below are paid by the portfolio and borne indirectly by contract holders. There are additional expenses charged by insurance companies, which apply to your insurance contract or policy, and these are described in the variable annuity and variable life contract prospectuses.

Table 2  Fees and Expenses of the II Class
Annual fund operating expenses (expenses that are deducted from fund assets)
Management fee	0.95%
Distribution and service (12b-1) fees	0.25%
Other expenses	—
Total annual fund operating expenses	1.20%

Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this class with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:

1 year	3 years	5 years	10 years
$122	$381	$660	$1,455

other INFORMATION about the fund

What are some of the fund`s potential rewards?

The fund`s program reflects the view of T. Rowe Price that rapid advances in the health care, medicine, and life sciences fields offer substantial opportunities for superior long-term capital appreciation. The health care field is experiencing unprecedented change, and there have been significant efforts by consumers, corporations, insurers, and governments to slow escalating costs. At the same time, the aging of the American population could result in a higher portion of gross domestic product being spent on health care and medicine in the future. Industry consolidation, the shift from medical treatment to prevention, quicker approval of new drugs, the possible restructuring of Medicare/Medicaid, and the prolonging of life through new technology are major forces transforming health sciences companies. These factors could present very favorable prospects over the long term for companies that can provide quality products and services at a competitive price.

Is there other information I can review before making a decision?

Investment Policies and Practices in Section 3 discusses various types of portfolio securities the fund may purchase as well as types of management practices the fund may use.

2

As an investor in the II class of a T. Rowe Price fund through your variable annuity or variable life insurance contract, you will want to know about the following policies and procedures that apply to the II class and the funds. For instructions on how to purchase and redeem shares, read the insurance contract prospectus.

Pricing Shares and Receiving Sale Proceeds

Shares of the fund are designed to be offered to insurance company separate accounts established for the purpose of funding variable annuity contracts, and also for the purpose of funding variable life contracts. Variable annuity and variable life contract holders or participants are not the shareholders of the fund. Rather, the separate account of the insurance company is the shareholder. The variable annuity and variable life contracts are described in separate prospectuses issued by the insurance companies. The fund assumes no responsibility for such prospectuses, or variable annuity or variable life contracts.

Shares of the fund are sold and redeemed without the imposition of any sales commission or redemption charge but are subject to a 12b-1 fee of 0.25%. In addition, certain other charges may apply to annuity or life contracts. Those charges are disclosed in the insurance contract prospectus.

Your ability to exchange from this fund to any other T. Rowe Price fund that serves as an investment option under your insurance contract is governed by the terms of that contract and the insurance contract prospectus, as well as the fund`s excessive trading policy described in this section.

How and when shares are priced

The share price (also called "net asset value" or NAV per share) for each class of shares is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day that the exchange is open for business. To calculate the NAV, the fund`s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price stocks and bonds.

The securities of funds investing in foreign markets are valued on the basis of the most recent closing market prices at 4 p.m. ET except under the circumstances described below. Most foreign markets close before 4 p.m. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. If a fund determines that developments between the close of the foreign market and 4 p.m. ET will, in its judgment, materially affect the value of some or all of the fund`s securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. In deciding whether to make these adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.

The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day`s opening prices in the same markets, and adjusted prices.

How your purchase, sale, or exchange price is determined

Purchases

The insurance companies purchase shares of the fund for their separate accounts, using premiums allocated by the contract holders or participants. Shares are purchased at the NAV next determined after the insurance company receives the premium payment in acceptable form. Initial and subsequent payments allocated to the fund are subject to the limits stated in the insurance contract prospectus issued by the insurance company.

Redemptions

The insurance companies redeem shares of the fund to make benefit or surrender payments under the terms of its contracts. Redemptions are processed on any day on which the New York Stock Exchange is open and are priced at the fund`s NAV next determined after the insurance company receives a surrender request in acceptable form.

Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

How you can receive the proceeds from a sale

Payment for redeemed shares will be made promptly, but in no event later than seven calendar days after receipt of your redemption order. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Investment Company Act of 1940 ("1940 Act"). The amount received upon redemption of the shares of the fund may be more or less than the amount paid for the shares, depending on the fluctuations in the market value of the assets owned by the fund.

Excessive Trading and Market Timing

T. Rowe Price may bar excessive traders and market timers from purchasing shares.

Excessive trading or market timing in accounts that you own or control may disrupt management of a fund and raise its costs. While there is no assurance T. Rowe Price can prevent all excessive trading and market timing, each fund has adopted the policies set forth below to deter such activity. Persons trading directly or indirectly with T. Rowe Price or through intermediaries in violation of these policies or persons believed to be short-term market timers may be barred permanently or for a specific period of time from further purchases of the Price Funds. Transactions placed by such persons are subject to rejection or cancellation without notice. These policies apply to contract holders and participants notwithstanding any provisions in your insurance contract:

All persons purchasing shares of a T. Rowe Price fund, directly or indirectly, can make only one "round trip" (i.e. one purchase and one sale or one sale and one purchase) involving the same fund within any 120-day period.

All persons purchasing fund shares through an insurance company and who hold the shares for less than 60 calendar days are considered to have violated the policy.

Systematic purchases and redemptions are exempt from these policies.

The terms of your insurance contract may also restrict your ability to trade between the investment options available under your contract.

Rights Reserved by the Funds

T. Rowe Price funds and their agents reserve the following rights: (1) to waive or lower investment minimums; (2) to refuse any purchase or exchange order; (3) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership by individual contract holders or participants) upon notice to the contract holder or participant within five business days of the trade or if the written confirmation has not been received by the contract holder or participant, whichever is sooner; (4) to cease offering fund shares at any time to all or certain groups of investors; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchase and any services at any time; or (7) to act on instructions believed to be genuine. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.

In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no contract holder or participant or group of contract holders or participants controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of the fund, except upon approval of the fund`s management.

Dividends and Other Distributions

For a discussion of the tax status of your variable annuity contract, please refer to the insurance contract prospectus.

Dividends and Other Distributions

The policy of the fund is to distribute all of its net investment income and net capital gains each year to its shareholders, which are the separate accounts established by the various insurance companies in connection with their issuance of variable annuity and variable life contracts. Dividends from net investment income are declared and paid annually. All fund distributions made to a separate account will be reinvested automatically in additional fund shares, unless a shareholder (separate account) elects to receive distributions in cash. Under current law, dividends and distributions made by the fund to separate accounts generally are not taxable to the separate accounts, the insurance company, or the contract holder, provided that the separate account meets the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended, and other tax-related requirements are satisfied. The fund intends to diversify its investments in the manner required under Code Section 817(h).

Foreign Transactions

If the fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce fund dividends.

Distribution, Shareholder Servicing, and Recordkeeping Fees

II Class has adopted a 12b-1 plan under which it pays a fee at the rate of up to 0.25% of its daily net assets per year to various insurance companies, their agents, and contract distributors for distribution and servicing of its shares. These payments may be more or less than the costs incurred by the insurance companies, their agents, and contract distributors. Because the fees are paid from the II class net assets on an ongoing basis, they will increase the cost of your investment and, over time, could result in your paying more than with other types of sales charges.

3

Organization and Management

How is the fund organized?

T. Rowe Price Equity Series, Inc. (the "corporation"), was incorporated in Maryland in 1994. Currently, the corporation consists of seven series, each representing a separate pool of assets with different objectives and investment policies. In 2002, the fund Health Sciences Portfolio issued a separate class of shares known as the II class.

Health Sciences Portfolio (of which the II class is a separate class) is managed in a manner similar to the T. Rowe Price Health Sciences Fund, a fund with the same investment objective and program as the portfolio but offered to the general public and not to insurance company separate accounts. However, investors should be aware that the portfolio is not the same as the fund and will not have the same performance. Investments made by the portfolio at any given time may not be the same as those made by T. Rowe Price Health Sciences Fund. Different performance will result due to factors such as differences in the cash flows into and out of the portfolio and fund, different fees and expenses, and differences in net assets and size of holdings.

Shareholders benefit from T. Rowe Price`s 67 years of investment management experience.

What is meant by "shares"?

Contract holders and participants indirectly (through the insurance company separate account) purchase shares when they put money in a fund offered as an investment option in their insurance contracts. These shares are part of a fund`s authorized capital stock, but share certificates are not issued.

Each share and fractional share entitles the shareholder (the insurance company separate account) to cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in the fund`s management contract. Shareholders of each class have exclusive voting rights on matters affecting only that class.

The shares of the fund have equal voting rights. The various insurance companies own the outstanding shares of the fund in their separate accounts. These separate accounts are registered under the 1940 Act or are excluded from registration thereunder. Under current law, the insurance companies must vote the shares held in registered separate accounts in accordance with voting instructions received from variable contract holders or participants having the right to give such instructions.

Do T. Rowe Price funds have annual shareholder meetings?

The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee.
If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the insurance company will send you the fund`s proxy materials that explain the issues to be decided and include instructions on voting.

Who runs the fund?

General Oversight

The corporation is governed by a Board of Directors/Trustees that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund`s officers. The majority of Board members are independent of T. Rowe Price.

All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price —  specifically by the fund`s portfolio managers.

Portfolio Management

The fund has an Investment Advisory Committee with the following members: Kris H. Jenner, M.D., D. Phil., Chairman, Laurie M. Bertner, John H. Laporte, Jay S. Markowitz, Charles G. Pepin, and John C.A. Sherman. The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the fund`s investment program. Dr. Jenner has been chairman of the fund`s committee since 2000. He joined T. Rowe Price as an analyst in 1997 and has been managing investments since 1998.

The Management Fee

The fund pays T. Rowe Price an annual fee that includes investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, nonrecurring and extraordinary items or fees and expenses for the fund`s independent directors. The fee is based on fund average daily net assets and is calculated and accrued daily. The fee for the fund for the most recent fiscal year was 0.95%.

In addition, from time to time, T. Rowe Price may make payments from its own resources to eligible insurance companies for services they provide to the fund for contract holders. These payments range from 0.15% to 0.25% of the average annual total assets invested by the separate accounts of the insurance company in the fund. T. Rowe Price may also reimburse insurance companies, broker-dealers, and other distributors for certain bona fide selling expenses associated with distribution of the insurance contracts in which the fund serves as an investment option. Such payments were less than .005% of fund assets in 2003.

Variable Annuity and Variable Life Charges

Variable annuity and variable life fees and charges imposed on contract holders and participants by the insurance companies are in addition to those described previously and are described in the variable annuity and variable life contract prospectuses.

Variable Annuity and Variable Life Conflicts

The fund may serve as an investment medium for both variable annuity contracts and variable life insurance policies. Shares of the fund may be offered to separate accounts established by any number of insurance companies. The fund currently does not foresee any disadvantages to variable annuity contract owners due to the fact that the fund may serve as an investment medium for both variable life insurance policies and annuity contracts; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of annuity contracts and insurance policies for which the fund serves as an investment medium might at some time be in conflict. However, the fund`s Board of Directors/Trustees is required to monitor events to identify any material conflicts between variable annuity contract owners and variable life policy owners, and will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, an insurance company participating in the fund might be required to redeem the investment of one or more of its separate accounts from the fund. This might force the fund to sell securities at disadvantageous prices.

Understanding Performance Information

This section should help you understand the terms used to describe fund performance. You may see these terms used in shareholder reports you receive from your insurance company.

Total Return

This tells you how much an investment has changed in value over a given period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.

Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.

Cumulative Total Return

This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.

Average Annual Total Return

This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment`s actual cumulative return. This gives you an idea of an investment`s annual contribution to your portfolio, provided you held it for the entire period.

Total returns quoted for the fund include the effect of deducting the fund`s expenses, but may not include charges and expenses attributable to any particular insurance product. Since you can only purchase shares of the fund through an insurance product, you should carefully review the prospectus of the insurance product you have chosen for information on relevant charges and expenses. Excluding these charges from quotations of the fund`s performance has the effect of increasing the performance quoted.

Investment Policies and Practices

This section takes a detailed look at some of the types of fund securities and the various kinds of investment practices that may be used in day-to-day portfolio management. Fund investments are subject to further restrictions and risks described in the Statement of Additional Information.

Shareholder approval is required to substantively change fund objectives. Shareholder approval is also required to change certain investment restrictions noted in the following section as "fundamental policies." The managers also follow certain "operating policies" that can be changed without shareholder approval. Shareholders will receive at least 60 days` prior notice of any change in the policy requiring the fund to normally invest at least 80% of net assets in common stocks in the health sciences industry, as previously defined. Fund investment restrictions and policies apply at the time of investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made. (This exception does not apply to the fund`s borrowing policy.)

Fund holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth in this prospectus. For instance, fund investments in certain derivatives are limited to 10% of total assets. While these restrictions provide a useful level of detail about fund investments, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in derivatives could have significantly more of an impact on a fund`s share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all other fund investments.

Changes in fund holdings, fund performance, and the contribution of various investments are discussed in the shareholder reports sent to you by your insurance company.

Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help achieve fund objectives.

Types of Portfolio Securities

In seeking to meet its investment objective, fund investments may be made in any type of security or instrument (including certain potentially high-risk derivatives described in this section) whose investment characteristics are consistent with its investment program. The following pages describe various types of fund securities and investment management practices.

Fundamental policy  The fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund`s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the fund.

Fund investments are primarily in common stocks (normally, at least 80% of net assets) and, to a lesser degree, other types of securities as described below.

Common and Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company`s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.

Convertible Securities and Warrants

Investments may be made in debt or preferred equity securities convertible into, or exchangeable for, equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. Some convertibles combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Warrants can be highly volatile, have no voting rights, and pay no dividends.

Foreign Securities

Investments may be made in foreign securities. These include nondollar-denominated securities traded outside of the U.S. and dollar-denominated securities of foreign issuers traded in the U.S. (such as ADRs and ADSs). Investing in foreign securities involves special risks that can increase the potential for losses. These include: exposure to potentially adverse local, political, and economic developments such as war, political instability, hyperinflation, currency devaluations, and overdependence on particular industries; government interference in markets such as nationalization and exchange controls, expropriation of assets, or imposition of punitive taxes; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices and legal rights that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment`s value (favorable changes can increase its value). These risks are heightened for investments in developing countries, and there is no limit on the amount of fund foreign investments that may be made in such countries.

Operating policy  Fund investments in foreign securities are limited to 35% of total assets.

Hybrid Instruments

These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount, redemption, or conversion terms of a security could be related to the market price of some commodity, currency, or securities index. Such securities may bear interest or pay dividends at below market or even relatively nominal rates. Under certain conditions, the redemption value of a hybrid could be zero.

Hybrids can have volatile prices and limited liquidity, and their use may not be successful.

Operating policy  Fund investments in hybrid instruments are limited to 10% of total assets.

Private Placements

These securities are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

Operating policy  Fund investments in illiquid securities are limited to 15% of net assets.

Health Sciences Industry Concentration

The fund will concentrate its investments in the health sciences industry as defined by this prospectus. As noted, the fund`s narrower investment focus and concentration in a relatively volatile part of the market will likely make this fund`s NAV fluctuate more than that of a broadly diversified portfolio.

Fundamental policy  As a matter of fundamental policy, the fund will concentrate (invest more than 25% of its total assets) in the health sciences industry as defined in this prospectus.

Types of Investment Management Practices

Reserve Position

A certain portion of fund assets will be held in money market reserves. Fund reserve positions are expected to consist primarily of shares of one or both T. Rowe Price internal money market funds. Short-term, high-quality U.S. and foreign dollar-denominated money market securities, including repurchase agreements, may also be held. For temporary, defensive purposes, there is no limit on fund investments in money market reserves. Significant investments in reserves could compromise the ability to achieve fund objectives. The reserve position provides flexibility in meeting redemptions, paying expenses, and in the timing of new investments and can serve as a short-term defense during periods of unusual market volatility.

Borrowing Money and Transferring Assets

Fund borrowings may be made from banks and other T. Rowe Price funds for temporary emergency purposes to facilitate redemption requests, or for other purposes consistent with fund policies as set forth in this prospectus. Such borrowings may be collateralized with fund assets, subject to restrictions.

Fundamental policy  Borrowings may not exceed 33xb6 /xb8 % of total assets.

Operating policy  Fund transfers of portfolio securities as collateral will not be made except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33xb6 /xb8 % of total assets. Fund purchases of additional securities will not be made when borrowings exceed 5% of total assets.

Futures and Options

Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options, another type of potentially high-risk derivative, give the investor the right (where the investor purchases the option), or the obligation (where the investor "writes" or sells the option), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in securities prices and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.

Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund`s initial investment in such contracts.

Operating policies  Futures: Initial margin deposits on futures and premiums on options used for nonhedging purposes will not exceed 5% of net asset value. Options on securities: The total market value of securities covering call or put options may not exceed 25% of total assets. No more than 5% of total assets will be committed to premiums when purchasing call or put options.

Exchange Traded Funds (ETFs)

These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. The fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of under lying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

Managing Foreign Currency Risk

Investors in foreign securities may attempt to "hedge" their exposure to potentially unfavorable currency changes. The primary means of doing this is through the use of "forwards"—  contracts to exchange one currency for another on some future date at a specified exchange rate. However, futures, swaps, and options on these instruments may also be used. In certain circumstances, a different currency may be substituted for the currency in which the investment is denominated, a strategy known as "proxy hedging." If the fund were to engage in any of these foreign currency transactions, they would be primarily to protect a fund`s foreign securities from adverse currency movements relative to the dollar. Such transactions involve the risk that anticipated currency movements will not occur, which could reduce fund total return. There are certain markets, including many emerging markets, where it is not possible to engage in effective foreign currency hedging.

Lending of Portfolio Securities

Fund securities may be lent to broker-dealers, other institutions, or other persons to earn additional income. Risks include the potential insolvency of the broker-dealer or other borrower that could result in delays in recovering securities and capital losses. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that default or do not perform well.

Fundamental policy  The value of loaned securities may not exceed 33xb6 /xb8 % of total assets.

Portfolio Turnover

Turnover is an indication of frequency of trading. We will not generally trade in securities for short-term profits, but, when circumstances warrant, securities may be purchased and sold without regard to the length of time held. Each time the fund purchases or sells a security, it incurs a cost. This cost is reflected in the fund`s net asset value but not in its operating expenses. The higher the turnover rate, the higher the transaction costs and the greater the impact on the fund`s total return. Higher turnover can also increase the possibility of taxable capital gain distributions. The fund`s portfolio turnover rates are shown in the Financial Highlights table.

Financial Highlights

Table 3, which provides information about the class`s financial history, is based on a single share outstanding throughout the periods shown. The table is part of the class`s financial statements, which are included in its annual report and are incorporated by reference into the Statement of Additional Information (available upon request). The total returns in the table represent the rate that an investor would have earned or lost on an investment in the class (assuming reinvestment of all dividends and distributions and no payment of account or (if applicable) redemption fees). The financial statements in the annual report were audited by the fund`s independent accountants, PricewaterhouseCoopers LLP.

Table 3  Financial Highlights
	4/30/02* through 12/31/02	Year ended December 31
		2003

Net asset value,beginning of period	$7.96	$6.55
Income From Investment Operations
Net investment income	(0.03)	(0.06)
Net gains or losses on securities (both realized and unrealized)	(1.38)	2.41
Total from investment operations	(1.41)	2.35
Less Distributions
Dividends (from net investment income)	—	—
Distributions (fromcapital gains)	—	—
Returns of capital	—	—
Total distributions	—	—
Net asset value,end of period	$6.55	$8.90
Total return	(17.71)%	35.88%
Ratios/Supplemental Data
Net assets, end of period(in thousands)	$82	$112
Ratio of expenses to average net assets	1.20%a	1.20%
Ratio of net income to average net assets	(0.75)%a	(0.82)%
Portfolio turnover rate	62.2%	68.2%

*Inception date.

aAnnualized.

A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager`s recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain a free copy of a fund report or Statement of Additional Information, or for inquiries, contact your insurance company.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC`s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.

1940 Act File No.: 811-07143

E359-040 5/1/04

The date of this Statement of Additional Information is May 1, 2004.

T. ROWE PRICE EQUITY SERIES, INC. (the "Corporation")

T. Rowe Price Blue Chip Growth Portfolio

T. Rowe Price Blue Chip Growth Portfolio—II

T. Rowe Price Equity Income Portfolio

T. Rowe Price Equity Income Portfolio—II

T. Rowe Price Equity Index 500 Portfolio

T. Rowe Price Health Sciences Portfolio

T. Rowe Price Health Sciences Portfolio—II

T. Rowe Price Mid-Cap Growth Portfolio

T. Rowe Price Mid-Cap Growth Portfolio—II

T. Rowe Price New America Growth Portfolio

T. Rowe Price Personal Strategy Balanced Portfolio

Mailing Address:
T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, Maryland 21202
1-800-638-5660

Throughout this Statement of Additional Information, "the fund" is intended to refer to each fund listed on the cover page, unless otherwise indicated.

Shares of the fund are designed to be offered to insurance company separate accounts established for the purpose of funding variable annuity contracts. They may also be offered to insurance company separate accounts established for the purpose of funding variable life contracts. Variable annuity and variable life contract holders or participants are not the shareholders of the fund. Rather, the separate account of the insurance company is the shareholder. The variable annuity and variable life contracts are described in separate prospectuses issued by the insurance companies. The fund assumes no responsibility for any insurance company prospectuses or variable annuity or variable life contracts.

This Statement of Additional Information is not a prospectus but should be read in conjunction with the appropriate fund prospectus dated May 1, 2004, which may be obtained from T. Rowe Price Investment Services, Inc. ("Investment Services").

The fund`s financial statements for the fiscal period ended December 31, 2003, and the Report of Independent Auditors are included in the fund`s annual report and incorporated by reference into this Statement of Additional Information.

TABLE OF CONTENTS

	Page		Page

Capital Stock	58	Legal Counsel	60
Code of Ethics	49	Management of the Fund	29
Custodian	49	Net Asset Value per Share	55
Distributor for the Fund	48	Portfolio Management Practices	14
Dividends and Distributions	56	Portfolio Transactions	50
Federal Registration of Shares	60	Pricing of Securities	55
Independent Accountants	60	Principal Holders of Securities	43
Investment Management Services	45	Ratings of Commercial Paper	61
Investment Objectives and Policies	2	Ratings of Corporate Debt Securities	61
Investment Performance	57	Risk Factors	2
Investment Program	6	T. Rowe Price Proxy Voting—Process and Policies	59
Investment Restrictions	26	Tax Status	56

INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of the fund`s investment objectives and policies discussed in the fund`s prospectus.

Shareholder approval is required to substantively change fund objectives. Unless otherwise specified, the investment programs and restrictions of the funds are not fundamental policies. The fund`s operating policies are subject to change by its Board of Directors ("Board") without shareholder approval. The fund`s fundamental policies may not be changed without the approval of at least a majority of the outstanding shares of the fund or, if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the shares are represented. References to the following are as indicated:

Internal Revenue Code of 1986 ("Code")

Investment Company Act of 1940 ("1940 Act")

Moody`s Investors Service, Inc. ("Moody`s")

Securities Act of 1933 ("1933 Act")

Securities and Exchange Commission ("SEC")

Securities Exchange Act of 1934 ("1934 Act")

Standard & Poor`s Corporation ("S&P")

T. Rowe Price Associates, Inc. ("T. Rowe Price")

T. Rowe Price International, Inc. ("T. Rowe Price International")

RISK FACTORS

Reference is also made to the sections entitled "Investment Program" and "Portfolio Management Practices" for discussions of the risks associated with the investments and practices described therein as they apply to the fund.

Because of its investment policy, the fund may or may not be suitable or appropriate for any particular investor. The fund is not a money market fund and is not an appropriate investment for those whose primary objective is principal stability. With the exception of the Personal Strategy Balanced Portfolio, the funds will normally have substantially all of its assets in equity securities (e.g., common stocks). This portion of the fund`s assets will be subject to all of the risks of investing in the stock market. There is risk in every investment. The value of the portfolio securities of the fund will fluctuate based upon market conditions. Although the fund seeks to reduce risk by investing in a diversified portfolio, such diversification does not eliminate all risk. There can, of course, be no assurance that the fund will achieve its investment objective.

All funds except Equity Index 500 Portfolio

Foreign securities

The fund may invest in U.S. dollar-denominated and non-U.S. dollar-denominated securities of foreign issuers.

Risk Factors of Foreign Investing There are special risks in foreign investing. Certain of these risks are inherent in any mutual fund while others relate more to the countries in which the fund will invest. Many of the risks are more pronounced for investments in developing or emerging market countries, such as many of the countries of Asia, Latin America, Eastern Europe, Russia, Africa, and the Middle East. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a per capita gross national product of less than $8,000.

Political and Economic Factors Individual foreign economies of some countries differ favorably or unfavorably from the United States` economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. The internal politics of some foreign countries are not as stable as in the United States. For example, in 1991, the existing government in Thailand was overthrown in a military coup. In 1994-1995, the Mexican peso plunged in value, setting off a severe crisis in the Mexican economy. Asia is still coming to terms with its own crisis and recessionary conditions sparked by widespread currency weakness in late 1997. In 1998, there was substantial turmoil in markets throughout the world. In 1999, the democratically elected government of Pakistan was overthrown by a military coup. The Russian government also defaulted on all its domestic debt. In addition, significant external political risks currently affect some foreign countries. Both Taiwan and China still claim sovereignty of one another and there is a demilitarized border and hostile relations between North and South Korea. In 2001, Argentina defaulted on its foreign-owned debt and had the peso devalued, resulting in the resignation of its president and deadly riots in December in response to government-mandated austerity measures. In 2002, many countries throughout the world struggled economically in the face of a severe decline in the U.S. stock market, a weak American economy, threats of war, and terrorism.

Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations The fund invests in securities denominated in various currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the fund`s assets denominated in that currency. Such changes will also affect the fund`s income. Generally, when a given currency appreciates against the dollar (the dollar weakens), the value of the fund`s securities denominated in that currency will rise. When a given currency depreciates against the dollar (the dollar strengthens), the value of the fund`s securities denominated in that currency would be expected to decline.

Investment and Repatriation Restrictions Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions limit and, at times, preclude investment in certain of such countries and increase the cost and expenses of the fund. Investments by foreign investors are subject to a variety of restrictions in many developing countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which the fund invests. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents. For example, capital invested in Chile normally cannot be repatriated for one year. In 1998, the government of Malaysia imposed currency controls which effectively made it impossible for foreign investors to convert Malaysian ringgits to foreign currencies.

Market Characteristics It is contemplated that most foreign securities will be purchased in over-the-counter markets or on securities exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Investments in certain markets may be made through American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") traded in the United States or on foreign exchanges. Foreign securities markets are generally not as developed or efficient as, and more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and the fund`s portfolio securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Securities may trade at price/earnings multiples higher than comparable United States securities and such levels may not be sustainable. Commissions on foreign securities trades are generally higher than commissions on United States exchanges, and while there are an increasing number of overseas securities markets that have adopted a system of negotiated rates, a number are still subject to an established schedule of minimum commission rates. There is generally less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses to the fund.

Investment Funds The fund may invest in investment funds which have been authorized by the governments of certain countries specifically to permit foreign investment in securities of companies listed and traded on the stock exchanges in these respective countries. The fund`s investment in these funds is subject to the provisions of the 1940 Act. If the fund invests in such investment funds, the fund`s shareholders will bear not only their proportionate share of the expenses of the fund (including operating expenses and the fees of the investment manager), but also will indirectly bear similar expenses of the underlying investment funds. In addition, the securities of these investment funds may trade at a premium over their net asset value.

Information and Supervision There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards, practices, and requirements comparable to those applicable to U.S. companies. It also is often more difficult to keep currently informed of corporate actions which affect the prices of portfolio securities.

Taxes The dividends and interest payable on certain of the fund`s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the fund`s shareholders.

Other With respect to certain foreign countries, especially developing and emerging ones, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the fund, political or social instability, or diplomatic developments which could affect investments by U.S. persons in those countries.

Eastern Europe and Russia Changes occurring in Eastern Europe and Russia today could have long-term potential consequences. As restrictions fall, this could result in rising standards of living, lower manufacturing costs, growing consumer spending, and substantial economic growth. However, investment in most countries of Eastern Europe and Russia is highly speculative at this time. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries. In many of the countries of Eastern Europe and Russia, there is no stock exchange or formal market for securities. Such countries may also have government exchange controls, currencies with no recognizable market value relative to the established currencies of western market economies, little or no experience in trading in securities, no financial reporting standards, a lack of a banking and securities infrastructure to handle such trading, and a legal tradition which does not recognize rights in private property. In addition, these countries may have national policies which restrict investments in companies deemed sensitive to the country`s national interest. Further, the governments in such countries may require governmental or quasi-governmental authorities to act as custodian of the fund`s assets invested in such countries, and these authorities may not qualify as a foreign custodian under the 1940 Act and exemptive relief from such Act may be required. All of these considerations are among the factors which result in significant risks and uncertainties when investing in Eastern Europe and Russia.

Latin America

Inflation Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels.

Political Instability The political history of certain Latin American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets.

Foreign Currency Certain Latin American countries may experience sudden and large adjustments in their currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994 the Mexican peso lost more than one-third of its value relative to the dollar. In 1999, the Brazilian real lost 30% of its value against the U.S. dollar. Certain Latin American countries may impose restrictions on the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for the fund to engage in foreign currency transactions designed to protect the value of the fund`s interests in securities denominated in such currencies.

Sovereign Debt A number of Latin American countries are among the largest debtors of developing countries. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

Japan

Japan has experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena, and damage resulting therefrom, continue to exist. Japan also has one of the world`s highest population densities. A significant percentage of the total population of Japan is concentrated in the metropolitan areas of Tokyo, Osaka, and Nagoya.

Economy The Japanese economy languished for much of the last decade. Lack of effective governmental action in the areas of tax reform to reduce high tax rates, banking regulation to address enormous amounts of bad debt, and economic reforms to attempt to stimulate spending are among the factors cited as possible causes of Japan`s economic problems. The yen has had a history of unpredictable and volatile movements against the dollar; a weakening yen hurts U.S. investors holding yen-denominated securities. Finally, the Japanese stock market has experienced wild swings in value and has often been considered significantly overvalued.

Energy Japan has historically depended on oil for most of its energy requirements. Almost all of its oil is imported, the majority from the Middle East. In the past, oil prices have had a major impact on the domestic economy, but more recently Japan has worked to reduce its dependence on oil by encouraging energy conservation and use of alternative fuels. In addition, a restructuring of industry, with emphasis shifting from basic industries to processing and assembly type industries, has contributed to the reduction of oil consumption. However, there is no guarantee this favorable trend will continue.

Foreign Trade Overseas trade is important to Japan`s economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Because of the concentration of Japanese exports in highly visible products such as automobiles, machine tools, and semiconductors and the large trade surpluses ensuing therefrom, Japan has had difficult relations with its trading partners, particularly the U.S. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short term and long term.

INVESTMENT PROGRAM

Types of Securities

Set forth below is additional information about certain of the investments described in the fund`s prospectus.

Hybrid Instruments

Hybrid instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depository instrument (hereinafter "hybrid instruments"). Generally, a hybrid instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement is determined by reference to prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles, or commodities (collectively "underlying assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "benchmarks"). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful, and the fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instruments.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures, and currencies. Thus, an investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the benchmarks or the prices of underlying assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the hybrid instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply of and demand for the underlying assets, and interest rate movements. In recent years, various benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty or issuer of the hybrid instrument would be an additional risk factor which the fund would have to consider and monitor. Hybrid instruments also may not be subject to regulation by the Commodities Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the fund. Accordingly, the fund will limit its investments in hybrid instruments to 10% of total assets. However, because of their volatility, it is possible that the fund`s investment in hybrid instruments will account for more than 10% of the fund`s return (positive or negative).

Illiquid or Restricted Securities

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the fund`s Board. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the fund should be in a position where more than 15% of the value of its net assets is invested in illiquid assets, including restricted securities, the fund will take appropriate steps to protect liquidity.

Notwithstanding the above, the fund may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. T. Rowe Price, under the supervision of the fund`s Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the fund`s restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, T. Rowe Price will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, T. Rowe Price could consider the following: (1) frequency of trades and quotes; (2) number of dealers and potential purchasers; (3) dealer undertakings to make a market; and (4) the nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions it is determined that a Rule 144A security is no longer liquid, the fund`s holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the fund`s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Warrants

The fund may acquire warrants. Warrants can be highly volatile and have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

Debt Securities

Blue Chip Growth, Equity Income, and Personal Strategy Balanced Portfolios

Debt Obligations Although a majority of the fund`s assets are invested in common stocks, the fund may invest in convertible securities, corporate and government debt securities, and preferred stocks which hold the prospect of contributing to the achievement of the fund`s objectives. Yields on short-, intermediate-, and long-term securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the credit quality and rating of the issuer. Debt securities with longer maturities tend to have higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of debt securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of the fund to achieve its investment objective is also dependent on the continuing ability of the issuers of the debt securities in which the fund invests to meet their obligations for the payment of interest and principal when due. The fund`s investment program permits it to purchase below investment-grade securities. Since investors generally perceive that there are greater risks associated with investment in lower-quality securities, the yields from such securities normally exceed those obtainable from higher-quality securities. However, the principal value of lower-rated securities generally will fluctuate more widely than higher-quality securities. Lower-quality investments entail a higher risk of default—the nonpayment of interest or principal by the issuer—than higher-quality investments. Such securities are also subject to special risks, discussed below. Although the fund seeks to reduce risk by portfolio diversification, credit analysis, and attention to trends in the economy, industries, and financial markets, such efforts will not eliminate all risk. There can, of course, be no assurance that the fund will achieve its investment objective.

After purchase by the fund, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. Neither event will require a sale of such security by the fund. However, T. Rowe Price will consider such events in its determination of whether the fund should continue to hold the security. To the extent that the ratings given by Moody`s or S&P may change as a result of changes in such organizations or their rating systems, the fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the prospectus.

Special Risks of High-Yield Investing Most of the funds can invest in low-quality bonds, commonly referred to as "junk bonds." Junk bonds are regarded as predominantly speculative with respect to the issuer`s continuing ability to meet principal and interest payments. Because investment in low- and lower-medium-quality bonds involves greater investment risk, to the extent the fund invests in such bonds, achievement of its investment objective will be more dependent on T. Rowe Price`s credit analysis than would be the case if the fund were investing in higher-quality bonds. High-yield bonds may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. A projection of an economic downturn or higher interest rates, for example, could cause a decline in high-yield bond prices because the advent of such events could lessen the ability of highly leveraged issuers to make principal and interest payments on their debt securities. In addition, the secondary trading market for high-yield bonds may be less liquid than the market for higher-grade bonds, which can adversely affect the ability of a fund to dispose of its portfolio securities. Bonds for which there is only a "thin" market can be more difficult to value inasmuch as objective pricing data may be less available, and judgment may play a greater role in the valuation process.

Under an exemptive order issued by the SEC, the funds are permitted to invest the portion of their assets allocated to high-yield bonds in the T. Rowe Price Institutional High Yield Fund. Such an investment would allow funds to obtain the benefits of a fully diversified high-yield bond portfolio regardless of the amount of assets the funds invest in high-yield bonds.

The amount of any investment management fees that T. Rowe Price earns on the assets of a fund investing in the Institutional High Yield Fund will be used to offset investment management fees otherwise due T. Rowe Price from the investing fund. Thus, T. Rowe Price will not receive any additional investment management fees from use of the Institutional High Yield Fund in this manner.

Fixed-income securities in which the fund may invest include, but are not limited to, those described below.

U.S. Government Obligations  Bills, notes, bonds, and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. government and differ mainly in the length of their maturities.

U.S. Government Agency Securities  Issued or guaranteed by U.S. government-sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association ("Fannie Mae" or "FNMA"), Government National Mortgage Association ("Ginnie Mae" or "GNMA"), Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Association, and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

Bank Obligations  Certificates of deposit, banker`s acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A banker`s acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The fund may invest in U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks.

Short-Term Corporate Debt Securities Outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.

Commercial Paper and Commercial Notes  Short-term promissory notes issued by corporations primarily to finance short-term credit needs. Certain notes may have floating or variable rates and may contain options, exercisable by either the buyer or the seller, that extend or shorten the maturity of the note.

Foreign Government Securities  Issued or guaranteed by a foreign government, province, instrumentality, political subdivision, or similar unit thereof.

Savings and Loan Obligations  Negotiable certificates of deposit and other short-term debt obligations of savings and loan associations.

Supranational Agencies  Securities of certain supranational entities, such as the International Development Bank.

When-Issued Securities and Forward Commitment Contracts

The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment take place at a later date. Normally, the settlement date occurs within 90 days of the purchase for when-issueds, but may be substantially longer for forwards. During the period between purchase and settlement, no payment is made by the fund to the issuer and no interest accrues to the fund. The purchase of these securities will result in a loss if their values decline prior to the settlement date. This could occur, for example, if interest rates increase prior to settlement. The longer the period between purchase and settlement, the greater the risks. At the time the fund makes the commitment to purchase these securities, it will record the transaction and reflect the value of the security in determining its net asset value. The fund will cover these securities by maintaining cash, liquid, high-grade debt securities, or other suitable cover as permitted by the SEC with its custodian bank equal in value to its commitments for the securities during the time between the purchase and the settlement. Therefore, the longer this period, the longer the period during which alternative investment options are not available to the fund (to the extent of the securities used for cover). Such securities either will mature or, if necessary, be sold on or before the settlement date.

To the extent the fund remains fully or almost fully invested (in securities with a remaining maturity of more than one year) at the same time it purchases these securities, there will be greater fluctuations in the fund`s net asset value than if the fund did not purchase them.

Personal Strategy Balanced Portfolio

Mortgage-Related Securities

Mortgage-related securities in which the fund may invest include, but are not limited to, those described below.

Mortgage-Backed Securities Mortgage-backed securities are securities representing an interest in a pool of mortgages. The mortgages may be of a variety of types, including adjustable rate, conventional 30-year fixed rate, graduated payment, and 15-year. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the fund. This is in contrast to traditional bonds where principal is normally paid back at maturity in a lump sum. Unscheduled prepayments of principal shorten the securities` weighted average life and may lower their total return. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the fund. This principal is returned to the fund at par. As a result, if a mortgage security were trading at a premium, its total return would be lowered by prepayments, and if a mortgage security were trading at a discount, its total return would be increased by prepayments.) The value of these securities also may change because of changes in the market`s perception of the creditworthiness of the federal agency that issued them. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

U.S. Government Agency Mortgage-Backed Securities These are obligations issued or guaranteed by the United States government or one of its agencies or instrumentalities, such as GNMA, FNMA, the Federal Home Loan Mortgage Corporation ("Freddie Mac" or "FHLMC"), and the Federal Agricultural Mortgage Corporation ("Farmer Mac" or "FAMC"). FNMA, FHLMC, and FAMC obligations are not backed by the full faith and credit of the U.S. government as GNMA certificates are, but they are supported by the instrumentality`s right to borrow from the United States Treasury. U.S. Government Agency Mortgage-Backed Certificates provide for the pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans. Each of GNMA, FNMA, FHLMC, and FAMC guarantees timely distributions of interest to certificate holders. GNMA and FNMA guarantee timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions.

Ginnie Mae Certificates Ginnie Mae is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes Ginnie Mae to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing Act of 1949 ("FHA Loans"), or guaranteed by the Department of Veterans Affairs under the Servicemen`s Readjustment Act of 1944, as amended ("VA Loans"), or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the United States government is pledged to the payment of all amounts that may be required to be paid under any guaranty. In order to meet its obligations under such guaranty, Ginnie Mae is authorized to borrow from the United States Treasury with no limitations as to amount.

Fannie Mae Certificates Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. FNMA Certificates represent a pro-rata interest in a group of mortgage loans purchased by Fannie Mae. FNMA guarantees the timely payment of principal and interest on the securities it issues. The obligations of FNMA are not backed by the full faith and credit of the U.S. government.

Freddie Mac Certificates Freddie Mac is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970, as amended ("FHLMC Act"). Freddie Mac Certificates represent a pro-rata interest in a group of mortgage loans purchased by Freddie Mac. Freddie Mac guarantees timely payment of interest and principal on certain securities it issues and timely payment of interest and eventual payment of principal on other securities it issues. The obligations of Freddie Mac are obligations solely of Freddie Mac and are not backed by the full faith and credit of the U.S. government.

Farmer Mac Certificates Farmer Mac is a federally chartered instrumentality of the United States established by Title VIII of the Farm Credit Act of 1971, as amended ("Charter Act"). Farmer Mac was chartered primarily to attract new capital for financing of agricultural real estate by making a secondary market in certain qualified agricultural real estate loans. Farmer Mac provides guarantees of timely payment of principal and interest on securities representing interests in, or obligations backed by, pools of mortgages secured by first liens on agricultural real estate. Similar to Fannie Mae and Freddie Mac, Farmer Mac Certificates are not supported by the full faith and credit of the U.S. government; rather, Farmer Mac may borrow from the U.S. Treasury to meet its guaranty obligations.

As discussed above, prepayments on the underlying mortgages and their effect upon the rate of return of a mortgage-backed security is the principal investment risk for a purchaser of such securities, like the fund. Over time, any pool of mortgages will experience prepayments due to a variety of factors, including (1) sales of the underlying homes (including foreclosures), (2) refinancings of the underlying mortgages, and (3) increased amortization by the mortgagee. These factors, in turn, depend upon general economic factors, such as level of interest rates and economic growth. Thus, investors normally expect prepayment rates to increase during periods of strong economic growth or declining interest rates, and to decrease in recessions and rising interest rate environments. Accordingly, the life of the mortgage-backed security is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool. Because of such variation in prepayment rates, it is not possible to predict the life of a particular mortgage-backed security, but FHA statistics indicate that 25- to 30-year single family dwelling mortgages have an average life of approximately 12 years. The majority of Ginnie Mae Certificates are backed by mortgages of this type, and, accordingly, the generally accepted practice treats Ginnie Mae Certificates as 30-year securities which prepay in full in the 12th year. FNMA and Freddie Mac Certificates may have differing prepayment characteristics.

Fixed-rate mortgage-backed securities bear a stated "coupon rate" which represents the effective mortgage rate at the time of issuance, less certain fees to GNMA, FNMA, and FHLMC for providing the guarantee, and the issuer for assembling the pool and for passing through monthly payments of interest and principal.

Payments to holders of mortgage-backed securities consist of the monthly distributions of interest and principal less the applicable fees. The actual yield to be earned by a holder of mortgage-backed securities is calculated by dividing interest payments by the purchase price paid for the mortgage-backed securities (which may be at a premium or a discount from the face value of the certificate).

Monthly distributions of interest, as contrasted to semiannual distributions which are common for other fixed interest investments, have the effect of compounding and thereby raising the effective annual yield earned on mortgage-backed securities. Because of the variation in the life of the pools of mortgages which back various mortgage-backed securities, and because it is impossible to anticipate the rate of interest at which future principal payments may be reinvested, the actual yield earned from a portfolio of mortgage-backed securities will differ significantly from the yield estimated by using an assumption of a certain life for each mortgage-backed security included in such a portfolio as described above.

Collateralized Mortgage Obligations ("CMOs") CMOs are bonds that are collateralized by whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO deal are divided into groups, and each group of bonds is referred to as a "tranche." Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under such a CMO structure are retired sequentially as opposed to the pro-rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under the CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The "fastest-pay" tranche of bonds, as specified in the prospectus for the issuance, would initially receive all principal payments. When that tranche of bonds is retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche, or group of bonds, is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly pay collateral to formulate securities with short, intermediate, and long final maturities and expected average lives.

In recent years, new types of CMO tranches have evolved. These include floating-rate CMOs, planned amortization classes, accrual bonds, and CMO residuals. These newer structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. Under certain of these new structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

The primary risk of any mortgage security is the uncertainty of the timing of cash flows. For CMOs, the primary risk results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the deal (priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, average life, and price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

U.S. Government Agency Multi-Class Pass-Through Securities Unlike CMOs, U.S. Government Agency Multi-Class Pass-Through Securities, which include FNMA Guaranteed REMIC (Real Estate Mortgage Investment Conduit) Pass-Through Certificates and FHLMC Multi-Class Mortgage Participation Certificates, are ownership interests in a pool of mortgage assets. Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-through securities.

Multi-Class Residential Mortgage Securities Such securities represent interests in pools of mortgage loans to residential home buyers made by commercial banks, savings and loan associations, or other financial institutions. Unlike GNMA, FNMA, and FHLMC securities, the payment of principal and interest on Multi-Class Residential Mortgage Securities is not guaranteed by the U.S. government or any of its agencies. Accordingly, yields on Multi-Class Residential Mortgage Securities have been historically higher than the yields on U.S. government mortgage securities. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. government or its agencies. Additionally, pools of such securities may be divided into senior or subordinated segments. Although subordinated mortgage securities may have a higher yield than senior mortgage securities, the risk of loss of principal is greater because losses on the underlying mortgage loans must be borne by persons holding subordinated securities before those holding senior mortgage securities.

Privately Issued Mortgage-Backed Certificates These are pass-through certificates issued by nongovernmental issuers. Pools of conventional residential or commercial mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance. The insurance and guarantees are issued by government entities, private insurance, or the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the fund`s quality standards. The fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the poolers, the investment manager determines that the securities meet the fund`s quality standards.

Stripped Mortgage-Backed Securities These instruments are a type of potentially high-risk derivative. They represent interests in a pool of mortgages, the cash flow of which has been separated into its interest and principal components. Interest only securities ("IOs") receive the interest portion of the cash flow while principal only securities ("POs") receive the principal portion. IOs and POs are usually structured as tranches of a CMO. Stripped Mortgage-Backed Securities may be issued by U.S. government agencies or by private issuers similar to those described above with respect to CMOs and privately issued mortgage-backed certificates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage-backed securities described herein, like other debt instruments, will tend to move in the opposite direction compared to interest rates. Under the Code, POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the fund.

The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. In the case of IOs, prepayments affect the amount, but not the timing, of cash flows provided to the investor. In contrast, prepayments on the mortgage pool affect the timing, but not the amount, of cash flows received by investors in POs. For example, a rapid or slow rate of principal payments may have a material adverse effect on the prices of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to fully recoup his/her initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa or is derived from a full faith and credit obligation. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

The staff of the SEC has advised the fund that it believes the fund should treat IOs and POs, other than government-issued IOs or POs backed by fixed-rate mortgages, as illiquid securities and, accordingly, limit its investments in such securities, together with all other illiquid securities, to 15% of the fund`s net assets. Under the staff`s position, the determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid may be made on a case by case basis under guidelines and standards established by the fund`s Board. The fund`s Board has delegated to T. Rowe Price the authority to determine the liquidity of these investments based on the following guidelines: the type of issuer; type of collateral, including age and prepayment characteristics; rate of interest on coupon relative to current market rates and the effect of the rate on the potential for prepayments; complexity of the issue`s structure, including the number of tranches; and size of the issue and the number of dealers who make a market in the IO or PO.

Asset-Backed Securities

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. Asset-backed securities may be classified as pass-through certificates or collateralized obligations.

Pass-through certificates are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool.

Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof directly bear the risk of any defaults by the obligors on the underlying assets not covered by any credit support.

Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card, or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

PORTFOLIO MANAGEMENT PRACTICES

Lending of Portfolio Securities

Securities loans are made to broker-dealers, institutional investors, or other persons pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent, marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit, or such other collateral as may be permitted under its investment program. The collateral, in turn, is invested in short-term securities. While the securities are being lent, the fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as a portion of the interest on the investment of the collateral. Normally, the fund employs an agent to implement its securities lending program and the agent receives a fee from the fund for its services. The fund has a right to call each loan and obtain the securities within such period of time that coincides with the normal settlement period for purchases and sales of such securities in the respective markets. The fund will not have the right to vote on securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible default by the borrower, delay in receiving additional collateral or in the recovery of the securities, or possible loss of rights in the collateral, should the borrower fail financially. Loans will be made only to firms deemed by T. Rowe Price to be of good standing and will not be made unless, in the judgment of T. Rowe Price, the consideration to be earned from such loans would justify the risk. Additionally, the fund bears the risk that the reinvestment of collateral will result in a principal loss. Finally, there is also the risk that the price of the securities will increase while they are on loan and the collateral will not adequately cover their value.

Interfund Borrowing and Lending

The fund is a party to an exemptive order received from the SEC on December 8, 1998, amended on November 23, 1999, that permits it to borrow money from and/or lend money to other funds in the T. Rowe Price complex ("Price Funds"). All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The program is subject to the oversight and periodic review of the Boards of Price Funds.

Repurchase Agreements

The fund may enter into a repurchase agreement through which an investor (such as the fund) purchases a security (known as the "underlying security") from a well-established securities dealer or a bank that is a member of the Federal Reserve System. Any such dealer or bank will be on T. Rowe Price`s approved list. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements, which do not provide for payment within seven days, will be treated as illiquid securities. The fund will enter into repurchase agreements only where (1) the underlying securities are of the type (excluding maturity limitations) which the fund`s investment guidelines would allow it to purchase directly, (2) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (3) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

Reverse Repurchase Agreements

Although the fund has no current intention of engaging in reverse repurchase agreements, the fund reserves the right to do so. Reverse repurchase agreements are ordinary repurchase agreements in which a fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. A reverse repurchase agreement may be viewed as a type of borrowing by the fund, subject to Investment Restriction (1). (See "Investment Restrictions.")

Money Market Reserves

The fund may invest its cash reserves primarily in one or more money market funds established for the exclusive .use of the T. Rowe Price family of mutual funds and other clients of T. Rowe Price. Currently, two such money .market funds are in operation: T. Rowe Price Reserve Investment Fund ("RIF") and T. Rowe Price Government .Reserve Investment Fund ("GRF"), each a series of the T. Rowe Price Reserve Investment Funds, Inc..Additional series may be created in the future. These funds were created and operate under an exemptive order issued by the SEC.

Both funds must comply with the requirements of Rule 2a-7 under the 1940 Act governing money market funds. RIF invests at least 95% of its total assets in prime money market instruments receiving the highest credit rating. GRF invests primarily in a portfolio of U.S. government-backed securities, primarily U.S. Treasuries, and repurchase agreements thereon.

RIF and GRF provide a very efficient means of managing the cash reserves of the fund. While neither RIF nor GRF pays an advisory fee to the investment manager, they will incur other expenses. However, RIF and GRF are expected by T. Rowe Price to operate at very low expense ratios. The fund will only invest in RIF or GRF to the extent it is consistent with its objective and program.

Neither fund is insured or guaranteed by the FDIC or any other government agency. Although the funds seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in them.

All funds except Equity Index 500 Portfolio

Options

Options are a type of potentially high-risk derivative.

Writing Covered Call Options

The fund may write (sell) American or European style "covered" call options and purchase options to close out options previously written by the fund. In writing covered call options, the fund expects to generate additional premium income, which should serve to enhance the fund`s total return and reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities or currencies which, in T. Rowe Price`s opinion, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the fund.

A call option gives the holder (buyer) the right to purchase, and the writer (seller) has the obligation to sell, a security or currency at a specified price (the exercise price) at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security or currency or other assets in accordance with the rules of a clearing corporation.

The fund generally will write only covered call options. This means that the fund will either own the security or currency subject to the option or an option to purchase the same underlying security or currency having an exercise price equal to or less than the exercise price of the "covered" option. From time to time, the fund will write a call option that is not covered as indicated above but where the fund will establish and maintain, with its custodian for the term of the option, an account consisting of cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover as permitted by the SEC, having a value equal to the fluctuating market value of the optioned securities or currencies. While such an option would be "covered" with sufficient collateral to satisfy SEC prohibitions on issuing senior securities, this type of strategy would expose the fund to the risks of writing uncovered options.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the fund`s investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the fund generally will not do) but capable of enhancing the fund`s total return. When writing a covered call option, a fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retains the risk of loss should the price of the security or currency decline. Unlike one that owns securities or currencies not subject to an option, the fund has no control over when it may be required to sell the underlying securities or currencies, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option the fund has written expires, the fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the fund will realize a gain or loss from the sale of the underlying security or currency. The fund does not consider a security or currency covered by a call to be "pledged" as that term is used in the fund`s policy, which limits the pledging or mortgaging of its assets. If the fund writes an uncovered option as described above, it will bear the risk of having to purchase the security subject to the option at a price higher than the exercise price of the option. As the price of a security could appreciate substantially, the fund`s loss could be significant.

The premium received is the market value of an option. The premium the fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, T. Rowe Price, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the fund for writing covered call options will be recorded as a liability of the fund. This liability will be adjusted daily to the option`s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the fund is computed (close of the New York Stock Exchange) or, in the absence of such sale, the mean of closing bid and ask prices. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. If the fund desires to sell a particular security or currency from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the fund will be able to effect such closing transactions at favorable prices. If the fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold. When the fund writes a covered call option, it runs the risk of not being able to participate in the appreciation of the underlying securities or currencies above the exercise price, as well as the risk of being required to hold on to securities or currencies that are depreciating in value. This could result in higher transaction costs. The fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by the fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the fund may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs may be incurred.

The fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the fund.

The fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities or currencies covering written call or put options exceeds 25% of the market value of the fund`s total assets. In calculating the 25% limit, the fund will offset the value of securities underlying purchased calls and puts on identical securities or currencies with identical maturity dates.

Writing Covered Put Options

The fund may write American or European style covered put options and purchase options to close out options previously written by the fund. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security or currency at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to make payment to the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

The fund would write put options only on a covered basis. This means that the fund would maintain, in a segregated account, cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover as determined by the SEC, in an amount not less than the exercise price. Alternatively, the fund will own an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.)

The fund would generally write covered put options in circumstances where T. Rowe Price wishes to purchase the underlying security or currency for the fund`s portfolio at a price lower than the current market price of the security or currency. In such event the fund would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price, less the premiums received. Such a decline could be substantial and result in a significant loss to the fund. In addition, the fund, because it does not own the specific securities or currencies which it may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

The fund will not write a covered put option if, as a result, the aggregate market value of all portfolio securities or currencies covering put or call options exceeds 25% of the market value of the fund`s total assets. In calculating the 25% limit, the fund will offset the value of securities underlying purchased puts and calls on identical securities or currencies with identical maturity dates.

The premium received by the fund for writing covered put options will be recorded as a liability of the fund. This liability will be adjusted daily to the option`s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the mean of the closing bid and ask prices.

Purchasing Put Options

The fund may purchase American or European style put options. As the holder of a put option, the fund has the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. An example of such use of put options is provided next.

The fund may purchase a put option on an underlying security or currency (a "protective put") owned by the fund as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security`s market price or currency`s exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where T. Rowe Price deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

The fund may also purchase put options at a time when the fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

The fund will not commit more than 5% of its assets to premiums when purchasing put options. The premium paid by the fund when purchasing a put option will be recorded as an asset of the fund in the portfolio of investments. This asset will be adjusted daily to the option`s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the fund is computed (close of New York Stock Exchange) or, in the absence of such sale, the mean of closing bid and ask prices. This asset will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.

Purchasing Call Options

The fund may purchase American or European style call options. As the holder of a call option, the fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. The fund may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided next.

Call options may be purchased by the fund for the purpose of acquiring the underlying securities or currencies for its portfolio. Utilized in this fashion, the purchase of call options enables the fund to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to the fund in purchasing a large block of securities or currencies that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The fund may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses.

The fund will not commit more than 5% of its assets to premiums when purchasing call and put options. The premium paid by the fund when purchasing a call option will be recorded as an asset of the fund in the portfolio of investments. This asset will be adjusted daily to the option`s current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the fund is computed (close of New York Stock Exchange), or, in the absence of such sale, the mean of closing bid and ask prices.

Dealer (Over-the-Counter) Options

The fund may engage in transactions involving dealer options. Certain risks are specific to dealer options. While the fund would look to a clearing corporation to exercise exchange-traded options, if the fund were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market, while dealer options have none. Consequently, the fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the fund originally wrote the option. While the fund will seek to enter into dealer options only with dealers who will agree to and are expected to be capable of entering into closing transactions with the fund, there can be no assurance that the fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Until the fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) or currencies used as cover until the option expires or is exercised. In the event of insolvency of the counter-party, the fund may be unable to liquidate a dealer option. With respect to options written by the fund, the inability to enter into a closing transaction may result in material losses to the fund. For example, since the fund must maintain a secured position with respect to any call option on a security it writes, the fund may not sell the assets it has segregated to secure the position while it is obligated under the option. This requirement may impair a fund`s ability to sell portfolio securities or currencies at a time when such sale might be advantageous.

The staff of the SEC has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. The fund may treat the cover used for written Over-the-Counter ("OTC") options as liquid if the dealer agrees that the fund may repurchase the OTC option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Equity Index 500 Portfolio

Options

Options are a type of potentially high-risk derivative.

The only option activity the fund currently may engage in is the purchase of S&P 500 call options. Such activity is subject to the same risks described above under "Purchasing Call Options." However, the fund reserves the right to engage in other options activity.

All funds

Futures Contracts

Futures contracts are a type of potentially high-risk derivative.

Transactions in Futures

The fund may enter into futures contracts including stock index, interest rate, and currency futures ("futures" or "futures contracts").

The Equity Index 500 Portfolio may only enter into stock index futures which are appropriate for its investment program to provide an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. It will not use futures for hedging purposes. Otherwise the nature of such futures and the regulatory limitations and risks to which they are subject are the same as those described below.

Stock index futures contracts may be used to provide a hedge for a portion of the fund`s portfolio, as a cash management tool, or as an efficient way for T. Rowe Price to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. The fund may purchase or sell futures contracts with respect to any stock index. Nevertheless, to hedge the fund`s portfolio successfully, the fund must sell futures contracts with respect to indices or subindices whose movements will have a significant correlation with movements in the prices of the fund`s portfolio securities.

Interest rate or currency futures contracts may be used as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the fund. In this regard, the fund could sell interest rate or currency futures as an offset against the effect of expected increases in interest rates or currency exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates.

The fund will enter into futures contracts, which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the CFTC. Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low-cost means of implementing the fund`s objectives in these areas.

Regulatory Limitations

If the fund purchases or sells futures contracts or related options which do not qualify as bona fide hedging under applicable CFTC rules, the aggregate initial margin deposits and premium required to establish those positions cannot exceed 5% of the liquidation value of the fund after taking into account unrealized profits and unrealized losses on any such contracts it has entered into, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. For purposes of this policy, options on futures contracts and foreign currency options traded on a commodities exchange will be considered "related options." This policy may be modified by the Board without a shareholder vote and does not limit the percentage of the fund`s assets at risk to 5%.

In instances involving the purchase of futures contracts or the writing of call or put options thereon by the fund, an amount of cash, liquid assets, or other suitable cover as permitted by the SEC, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be identified by the fund to cover the position, or alternative cover (such as owning an offsetting position) will be employed. Assets used as cover or held in an identified account cannot be sold while the position in the corresponding option or future is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a fund`s assets to cover or identified accounts could impede portfolio management or the fund`s ability to meet redemption requests or other current obligations.

If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the fund would comply with such new restrictions.

Trading in Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time, and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when the fund purchases or sells a security, no price would be paid or received by the fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the fund`s open positions in futures contracts, the fund would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash or liquid assets known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

Financial futures are valued daily at closing settlement prices. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require a payment by the fund ("variation margin") to restore the margin account to the amount of the initial margin.

Subsequent payments ("mark-to-market payments") to and from the futures broker are made on a daily basis as the price of the underlying assets fluctuates, making the long and short positions in the futures contract more or less valuable. If the value of the open futures position increases in the case of a sale or decreases in the case of a purchase, the fund will pay the amount of the daily change in value to the broker. However, if the value of the open futures position decreases in the case of a sale or increases in the case of a purchase, the broker will pay the amount of the daily change in value to the fund.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical securities and the same delivery date. If the offsetting purchase price is less than the original sale price, the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the fund realizes a gain; if it is less, the fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the fund is not able to enter into an offsetting transaction, the fund will continue to be required to maintain the margin deposits on the futures contract.

For example, the S&P 500 Stock Index is made up of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of futures contracts on the S&P 500 Index, the contracts are to buy or sell 250 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $37,500 (250 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash occurs. Over the life of the contract, the gain or loss realized by the fund will equal the difference between the purchase (or sale) price of the contract and the price at which the contract is terminated. For example, if the fund enters into a futures contract to buy 250 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the fund will gain $1,000 (250 units x gain of $4). If the fund enters into a futures contract to sell 250 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $152 on that future date, the fund will lose $500 (250 units x loss of $2).

Special Risks of Transactions in Futures Contracts

Volatility and Leverage The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day`s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Margin deposits required on futures trading are low. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

Liquidity The fund may elect to close some or all of its futures positions at any time prior to their expiration. The fund would do so to reduce exposure represented by long futures positions or short futures positions. The fund may close its positions by taking opposite positions, which would operate to terminate the fund`s position in the futures contracts. Final determinations of mark-to-market payments would then be made, additional cash would be required to be paid by or released to the fund, and the fund would realize a loss or a gain.

Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although the fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, the fund would continue to be required to make daily mark-to-market and variation margin payments. However, in the event futures contracts have been used to hedge the underlying instruments, the fund would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described next, there is no guarantee that the price of the underlying instruments will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

Hedging Risk A decision whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market or economic events. There are several risks in connection with the use by the fund of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. T. Rowe Price will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the fund`s underlying instruments sought to be hedged.

Successful use of futures contracts by the fund for hedging purposes is also subject to T. Rowe Price`s ability to correctly predict movements in the direction of the market. It is possible that, when the fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance, and the value of the underlying instruments held in the fund`s portfolio might decline. If this were to occur, the fund would lose money on the futures and also would experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, T. Rowe Price believes that over time the value of the fund`s portfolio will tend to move in the same direction as the market indices used to hedge the portfolio. It is also possible that, if the fund were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, the fund would lose part or all of the benefit of increased value of those underlying instruments that it had hedged because it would have offsetting losses in its futures positions. In addition, in such situations, if the fund had insufficient cash, it might have to sell underlying instruments to meet daily mark-to-market and variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The fund might have to sell underlying instruments at a time when it would be disadvantageous to do so.

In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions, which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets and, as a result, the futures market might attract more speculators than the securities markets. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by T. Rowe Price might not result in a successful hedging transaction over a very short time period.

Options on Futures Contracts

The fund may purchase and sell options on the same types of futures in which it may invest.

Options (another type of potentially high-risk derivative) on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer`s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid. Options on futures contracts are valued daily at the last sale price on its primary exchange at the time at which the net asset value per share of the fund is computed (close of New York Stock Exchange), or, in the absence of such sale, the mean of closing bid and ask prices.

As an alternative to writing or purchasing call and put options on stock index futures, the fund may write or purchase call and put options on financial indices. Such options would be used in a manner similar to the use of options on futures contracts. From time to time, a single order to purchase or sell futures contracts (or options thereon) may be made on behalf of the fund and other T. Rowe Price funds. Such aggregated orders would be allocated among the funds and the other T. Rowe Price funds in a fair and nondiscriminatory manner.

Special Risks of Transactions in Options on Futures Contracts

The risks described under "Special Risks of Transactions in Futures Contracts" are substantially the same as the risks of using options on futures. If the fund were to write an option on a futures contract, it would be required to deposit initial margin and maintain mark-to-market payments in the same manner as a regular futures contract. In addition, where the fund seeks to close out an option position by writing or buying an offsetting option covering the same index, underlying instrument, or contract and having the same exercise price and expiration date, its ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options; (2) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (3) trading halts, suspensions, or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher-than-anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures, which may interfere with the timely execution of customers` orders.

Additional Futures and Options Contracts

Although the fund has no current intention of engaging in futures or options transactions other than those described above, it reserves the right to do so. Such futures and options trading might involve risks which differ from those involved in the futures and options described above.

Foreign Futures and Options

Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery, and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, when the fund trades foreign futures or foreign options contracts, it may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC`s regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from the fund for foreign futures or foreign options transactions may not be provided the same protections as funds received for transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time the fund`s order is placed and the time it is liquidated, offset, or exercised.

All funds except Equity Index 500 Portfolio

Foreign Currency Transactions

A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The fund may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio. The fund`s use of such contracts would include, but not be limited to, the following:

First, when the fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, when T. Rowe Price believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the fund`s portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the fund. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for relative currency values will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, T. Rowe Price believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interest of the fund will be served.

The fund may enter into forward contracts for any other purpose consistent with the fund`s investment objective and program. However, the fund will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the fund`s holdings of liquid, high-grade debt securities, currency available for cover of the forward contract(s), or other suitable cover as permitted by the SEC. In determining the amount to be delivered under a contract, the fund may net offsetting positions.

At the maturity of a forward contract, the fund may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by "rolling" that contract forward) or may initiate a new forward contract.

If the fund retains the portfolio security and engages in an offsetting transaction, the fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the fund`s entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The fund`s dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the fund reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the fund is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by T. Rowe Price. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

Although the fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and there are costs associated with currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.

All funds

Federal Tax Treatment of Options, Futures Contracts, and Forward Foreign Exchange Contracts

The fund may enter into certain options, futures, forward foreign exchange contracts, and swaps, including options and futures on currencies, which will be treated as Section 1256 contracts or straddles.

These transactions will be considered to have been closed at the end of the fund`s fiscal year and any gains or losses will be recognized for tax purposes at that time. Such gains or losses from the normal closing or settlement of such transactions will be characterized as 60% long-term capital gain (taxable at a maximum rate of 15%) or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument (ordinary income or loss for foreign exchange contracts). The fund will be required to distribute net gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distributions.

Options, futures, forward foreign exchange contracts, and swaps, including options and futures on currencies, which offset a foreign dollar-denominated bond or currency position, may be considered straddles for tax purposes, in which case a loss on any position in a straddle will be subject to deferral to the extent of unrealized gain in an offsetting position. The holding period of the securities or currencies comprising the straddle will be deemed not to begin until the straddle is terminated. The holding period of the security offsetting an "in-the-money qualified covered call" option on an equity security will not include the period of time the option is outstanding.

Losses on written covered calls and purchased puts on securities, excluding certain "qualified covered call" options on equity securities, may be long-term capital losses, if the security covering the option was held for more than 12 months prior to the writing of the option.

In order for the fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. Tax regulations could be issued limiting the extent that net gain realized from options, futures, or forward foreign exchange contracts on currencies is qualifying income for purposes of the 90% requirement.

Entering into certain options, futures contracts, swaps, or forward foreign exchange contracts may result in the "constructive sale" of offsetting stocks or debt securities of the fund.

The Internal Revenue Service has issued a notice proposing alternative methods for the inclusion or deduction of certain payments made under swap contracts. Although not anticipated, it is possible that final rules could result in changes to the amounts recorded by the fund, potentially impacting the tax results of the fund.

INVESTMENT RESTRICTIONS

Fundamental policies may not be changed without the approval of the lesser of (1) 67% of the fund`s shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of a fund`s outstanding shares. Other restrictions in the form of operating policies are subject to change by the fund`s Board without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the fund. Calculation of the fund`s total assets for compliance with any of the following fundamental or operating policies or any other investment restrictions set forth in the fund`s prospectus or Statement of Additional Information will not include cash collateral held in connection with securities lending activities.

Fundamental Policies

As a matter of fundamental policy, the fund may not:

Borrowing Borrow money except that the fund may (i) borrow for non-leveraging, temporary, or emergency purposes; and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the fund`s investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33xb6 /xb8 % of the value of the fund`s total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The fund may borrow from banks, other Price Funds, or other persons to the extent permitted by applicable law;

Commodities Purchase or sell physical commodities, except that it may enter into futures contracts and options thereon;

Industry Concentration Purchase the securities of any issuer if, as a result, more than 25% of the value of the fund`s total assets would be invested in the securities of issuers having their principal business activities in the same industry provided, however, that Health Sciences Portfolio will invest more than 25% of its total assets in the health sciences industry as defined in the fund`s prospectus;

Loans Make loans, although the fund may (i) lend portfolio securities and participate in an interfund lending program with other Price Funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33xb6 /xb8 % of the value of the fund`s total assets; (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly distributed or privately placed debt securities and purchase debt;

Percent Limit on Assets Invested in Any One Issuer.Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 5% of the value of the fund`s total assets would be invested in the securities of a single issuer, except securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities;

Percent Limit on Share Ownership of Any One Issuer.Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 10% of the outstanding voting securities of any issuer would be held by the fund (other than obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities);

Real Estate Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

Senior Securities Issue senior securities except in compliance with the 1940 Act; or

Underwriting Underwrite securities issued by other persons, except to the extent that the fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

NOTES

The following Notes should be read in connection with the above-described fundamental policies. The Notes are not fundamental policies.

With respect to investment restriction (2), the fund does not consider currency contracts or hybrid investments to be commodities.

For purposes of investment restriction (3):

U.S., state, or local governments, or related agencies or instrumentalities, are not considered an industry.

Industries are determined by reference to the classifications of industries and sub-industries set forth in the Morgan Stanley Capital International/Standard & Poor`s Global Industry Classification Standard.

It is the position of the staff of the SEC that foreign governments are industries for purposes of this restriction.

Bonds which are refunded with escrowed U.S. government securities or subject to certain types of guarantees are not subject to the industry limitation of 25%.

For purposes of investment restriction (4), the fund will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.

For purposes of investment restriction (5), the fund will consider a repurchase agreement fully collateralized with U.S. government securities to be U.S. government securities.

With respect to investment restriction (8), under the 1940 Act, an open-end investment company can borrow money from a bank provided that immediately after such borrowing there is asset coverage of at least 300% for all borrowings. If the asset coverage falls below 300%, the company must, within three business days, reduce the amount of its borrowings to satisfy the 300% requirement.

Operating Policies

As a matter of operating policy, the fund may not:

Borrowing Purchase additional securities when money borrowed exceeds 5% of its total assets;

All funds except Equity Index 500 Portfolio

The fund will limit borrowing to (a) 10% of net asset value when borrowing for any general purpose, and (b) 25% of net asset value when borrowing as a temporary measure to facilitate redemptions.

Net asset value of a portfolio is the market value of all investments or assets owned less outstanding liabilities of the portfolio at the time that any new or additional borrowing is undertaken.

Control of Portfolio Companies Invest in companies for the purpose of exercising management or control;

Futures Contracts Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the fund`s net asset value;

Illiquid Securities Purchase illiquid securities if, as a result, more than 15% of its net assets would be invested in such securities;

Investment Companies  Purchase securities of open-end or closed-end investment companies except (i) in compliance with the 1940 Act; or (ii) securities of the T. Rowe Price Reserve Investment or Government Reserve Investment Funds;

Margin Purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and (ii) it may make margin deposits in connection with futures contracts or other permissible investments;

Mortgaging Mortgage, pledge, hypothecate, or, in any manner, transfer any security owned by the fund as security for indebtedness, except as may be necessary in connection with permissible borrowings or investments, and then such mortgaging, pledging, or hypothecating may not exceed 33xb6 /xb8 % of the fund`s total assets at the time of borrowing or investment;

Oil and Gas Programs Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of the value of the total assets of the fund would be invested in such programs;

Options, etc. Invest in puts, calls, straddles, spreads, or any combination thereof, except to the extent permitted by the prospectus and Statement of Additional Information;

Short Sales Effect short sales of securities; or

Warrants Invest in warrants if, as a result thereof, more than 10% of the value of the net assets of the fund would be invested in warrants.

Notwithstanding anything in the above fundamental and operating restrictions to the contrary, the fund may invest all of its assets in a single investment company or a series thereof in connection with a "master-feeder" arrangement. Such an investment would be made where the fund (a "Feeder"), and one or more other funds with the same investment objective and program as the fund, sought to accomplish its investment objective and program by investing all of its assets in the shares of another investment company (the "Master"). The Master would, in turn, have the same investment objective and program as the fund. The fund would invest in this manner in an effort to achieve the economies of scale associated with having a Master fund make investments in portfolio companies on behalf of a number of Feeder funds.

MANAGEMENT OF the fund

The officers and directors of the Price Funds are listed below. Unless otherwise noted, the address of each is 100 East Pratt Street, Baltimore, Maryland 21202. Except as indicated, each has been an employee of T. Rowe Price or T. Rowe Price International for five or more years.

Each fund is governed by a Board of Directors ("Boards") that meets regularly to review a wide variety of matters affecting the funds, including investments, performance, compliance matters, advisory fees and expenses, and other business affairs. The Boards elect the funds` officers. The Boards also are responsible for performing various duties imposed on it by the 1940 Act and by the laws of Maryland or Massachusetts. The majority of Board members are independent of T. Rowe Price and T. Rowe Price International. The directors who are also employees or officers of T. Rowe Price are referred to as inside or interested directors. Each Board currently has three committees, described in the following paragraphs.

The Committee of Independent Directors, which consists of all of the independent directors of the funds, is responsible for selecting candidates for election as independent directors to fill vacancies on each fund`s Board. F. Pierce Linaweaver is chairman of the committee. The committee will consider written recommendations from shareholders for possible nominees. Shareholders should submit their recommendations to the secretary of the funds. The committee held one formal meeting in 2003.

The Joint Audit Committee is comprised of Donald W. Dick, Jr., David K. Fagin, and John G. Schreiber, all independent directors. The Audit Committee holds two regular meetings during each fiscal year, at which time it meets with the independent accountants of the Price Funds to review: (1) the services provided; (2) the findings of the most recent audits; (3) management`s response to the findings of the most recent audits; (4) the scope of the audits to be performed; (5) the accountants` fees; and (6) any accounting or other questions relating to particular areas of the Price Funds` operations or the operations of parties dealing with the Price Funds, as circumstances indicate. The Audit Committee met twice in 2003. All members of the committee participated in the meetings.

The fund`s Executive Committee, consisting of the fund`s interested directors, has been authorized by its respective Board to exercise all powers of the Boards to manage the funds in the intervals between meetings of the Boards, except the powers prohibited by statute from being delegated.

Independent Directors(a)

Name, Year of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Term of Office(b) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships of Public Companies
Anthony W. Deering 1945 111 portfolios	Since 2001	Director, Chairman of the Board, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)	The Rouse Company and Mercantile Bank
Donald W. Dick, Jr. 1943 111 portfolios	Since 1994	Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm	None
David K. Fagin 1938 111 portfolios	Since 1994	Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corporation	Golden Star Resources Ltd., Canyon Resources Corp., and Pacific Rim Mining Corp.
Karen N. Horn1943 111 portfolios	Since 2003	Managing Director and President, Global Private Client Services, Marsh Inc. (1999-2003); Managing Director and Head of International Private Banking, Bankers Trust (1996-1999)	Eli Lilly and Company and Georgia Pacific (effective May 2004)
F. Pierce Linaweaver 1934 111 portfolios	Since 2001	President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers	None
John G. Schreiber 1946 111 portfolios	Since 2001	Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.	AMLI Residential Properties Trust and The Rouse Company, real estate developers

(a)All information about the directors was current as of December 31, 2003.

(b)Each director serves until retirement, resignation, or election of a successor.

Inside Directors(a)

Name, Year of Birth, and Number of Portfolios in Fund Complex Overseen by Director	Term of Office(b) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships of Public Companies

John H. Laporte 1945 15 portfolios	Since 1994	Vice President, T. Rowe Price; Director and Vice President, T. Rowe Price Group, Inc.Director	None

James S. Riepe 1943 111 portfolios	Since 1994	Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc. and T. Rowe Price Global Investment Services LimitedChairman of the Board
None

(a)All information about the directors was current as of December 31, 2003.

(b)Each director serves until retirement, resignation, or election of a successor.

Officers

Name, Year of Birth, and Principal Occupation(s)	Position(s) Held With Fund(s)

E. Frederick Bair, 1969 Vice President, T. Rowe Price and T. Rowe Price Trust Company; CFA; CPA	Vice President

Brian W.H. Berghuis, 1958 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Executive Vice President

Stephen W. Boesel, 1944 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company	Vice President

Stephen V. Booth, 1961 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CPA	Vice President

Joseph A. Carrier, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company	Treasurer

Arthur B. Cecil III, 1942 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President

Anna M. Dopkin, 1967 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President

Roger L. Fiery III, 1959 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company; CPA	Vice President

Robert N. Gensler, 1957 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President

Name, Year of Birth, and Principal Occupation(s)	Position(s) Held With Fund(s)

Henry H. Hopkins, 1942
Director and Vice President, T. Rowe Price Group, Inc.,
T. Rowe Price Investment Services, Inc., T. Rowe Price
Services, Inc., and T. Rowe Price Trust Company; Vice
President, T. Rowe Price, T. Rowe Price International, Inc.,
and T. Rowe Price Retirement Plan Services, Inc.
Vice President

Kris H. Jenner, 1962 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; M.D., D. Phil.	Executive Vice President

John D. Linehan, 1965 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.; CFA	Vice President

Patricia B. Lippert, 1953 Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.	Secretary

Joseph Milano, 1972 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President

Larry J. Puglia, 1960 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CPA, CFA	Executive Vice President

Brian C. Rogers, 1955
Chief Investment Officer, Director, and Vice President,
T. Rowe Price Group, Inc.; Chief Investment Officer and Vice
President, T. Rowe Price; Vice President, T. Rowe Price Trust
Company; CFA; CIC
President

Charles M. Shriver, 1967 Assistant Vice President, T. Rowe Price; CFA	Assistant Vice President

Robert W. Smith, 1961 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.	Vice President

Name, Year of Birth, and Principal Occupation(s)	Position(s) Held With Fund(s)

Michael F. Sola, 1969 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; CFA	Vice President

William J. Stromberg, 1960 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; CFA	Vice President

John F. Wakeman, 1962 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.	Vice President

Julie L. Waples, 1970 Vice President, T. Rowe Price	Vice President

Richard T. Whitney, 1958 Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company; CFA	Executive Vice President

R. Candler Young, 1971 Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; formerly Investment Banking Summer Associate, Goldman Sachs & Company (to 1999)	Vice President

Directors` Compensation

The funds do not pay pension or retirement benefits to their directors or officers. The following table shows remuneration paid by the funds to the independent directors. Also, any director of the fund who is an officer or employee of T. Rowe Price or T. Rowe Price International (inside directors) does not receive any remuneration from the funds.

Name of Person	Aggregate Compensation From Fund(a)	Total Compensation From Fund and Fund Complex Paid to Directors(b)
Blue Chip Growth
Anthony W. Deering	$631	$110,000
Donald W. Dick, Jr.	631	110,000
David K. Fagin	641	112,000
Karen N. Horn	121	21,347
F. Pierce Linaweaver	646	113,000
John G. Schreiber	641	112,000
Equity Income
Anthony W. Deering	$990	$110,000
Donald W. Dick, Jr.	990	110,000
David K. Fagin	1,008	112,000
Karen N. Horn	189	21,347
F. Pierce Linaweaver	1,017	113,000
John G. Schreiber	1,008	112,000
Equity Index 500
Anthony W. Deering	$627	$110,000
Donald W. Dick, Jr.	627	110,000
David K. Fagin	637	112,000
Karen N. Horn	119	21,347
F. Pierce Linaweaver	642	113,000
John G. Schreiber	637	112,000
Health Sciences
Anthony W. Deering	$627	$110,000
Donald W. Dick, Jr.	627	110,000
David K. Fagin	637	112,000
Karen N. Horn	119	21,347
F. Pierce Linaweaver	642	113,000
John G. Schreiber	637	112,000
Mid-Cap Growth
Anthony W. Deering	$781	$110,000
Donald W. Dick, Jr.	781	110,000
David K. Fagin	794	112,000
Karen N. Horn	152	21,347
F. Pierce Linaweaver	800	113,000
John G. Schreiber	794	112,000
New America Growth
Anthony W. Deering	$650	$110,000
Donald W. Dick, Jr.	650	110,000
David K. Fagin	661	112,000
Karen N. Horn	123	21,347
F. Pierce Linaweaver	667	113,000
John G. Schreiber	661	112,000
Personal Strategy Balanced
Anthony W. Deering	$665	$110,000
Donald W. Dick, Jr.	665	110,000
David K. Fagin	676	112,000
Karen N. Horn	126	21,347
F. Pierce Linaweaver	682	113,000
John G. Schreiber	676	112,000

Amounts in this column are based on accrued compensation for calendar year 2003.

Amounts in this column are based on compensation received for calendar year 2003.

Directors` Holdings in the Price Funds

The following tables set forth the Price Fund holdings of the independent and inside directors, as of December 31, 2003.

Aggregate Holdings, All Funds	Independent Directors
	Deering	Dick	Fagin	Horn	Linaweaver	Schreiber
	over $100,000	over $100,000	over $100,000	None	over $100,000	over $100,000
Balanced	None	None	None	None	over $100,000	None
Blue Chip Growth	None	$10,001-$50,000	over $100,000	None	None	None
Blue Chip Growth Fund—Advisor Class	None	None	None	None	None	None
Blue Chip Growth Fund— R Class	None	None	None	None	None	None
Blue Chip Growth Portfolio	None	None	None	None	None	None
Blue Chip Growth Portfolio—II	None	None	None	None	None	None
California Tax-Free Bond	None	None	None	None	None	None
California Tax-Free Money	None	None	None	None	None	None
Capital Appreciation	None	over $100,000	None	None	None	None
Capital Opportunity	None	None	None	None	None	None
Corporate Income	None	None	None	None	None	None
Developing Technologies	None	None	None	None	None	None
Diversified Mid-Cap Growth	None	None	None	None	None	None
Diversified Small-Cap Growth	None	None	None	None	None	None
Dividend Growth	None	None	$10,001-$50,000	None	None	None
Emerging Europe & Mediterranean	None	None	None	None	None	None
Emerging Markets Bond	None	None	None	None	None	None
Emerging Markets Stock	None	None	None	None	None	None
Equity Income	over $100,000	$50,001-$100,000	$50,001-$100,000	None	None	None
Equity Income Fund—Advisor Class	None	None	None	None	None	None
Equity Income Fund— R Class	None	None	None	None	None	None
Equity Income Portfolio	None	None	None	None	None	None
Equity Income Portfolio—II	None	None	None	None	None	None
Equity Index 500	None	None	None	None	None	None
Equity Index 500 Portfolio	None	None	None	None	None	None
European Stock	$50,001-$100,000	$10,001-$50,000	$10,001-$50,000	None	None	None
Extended Equity Market Index	None	None	None	None	None	None
Financial Services	None	$10,001-$50,000	None	None	None	None
Florida Intermediate Tax-Free	None	None	None	None	None	None
Georgia Tax-Free Bond	None	None	None	None	None	None
Global Stock	None	None	None	None	None	None
Global Technology	None	None	None	None	None	None
GNMA	None	None	None	None	None	over $100,000
Government Reserve Investment	None	None	None	None	None	None
Growth & Income	None	$1-$10,000	None	None	None	over $100,000
Growth Stock	None	$10,001-$50,000	None	None	$10,001-$50,000	None
Growth Stock Fund—Advisor Class	None	None	None	None	None	None
Growth Stock Fund— R Class	None	None	None	None	None	None
Health Sciences	None	$10,001-$50,000	None	None	None	None
Health Sciences Portfolio	None	None	None	None	None	None
Health Sciences Portfolio—II	None	None	None	None	None	None
High Yield	None	$50,001-$100,000	None	None	over $100,000	over $100,000
High Yield Fund—Advisor Class	None	None	None	None	None	None
Inflation Protected Bond	None	None	None	None	None	None
Institutional Emerging Markets Equity	None	None	None	None	None	None
Institutional Foreign Equity	None	None	None	None	None	None
Institutional High Yield	None	None	None	None	None	None
Institutional Large-Cap Core Growth	None	None	None	None	None	None
Institutional Large-Cap Growth	None	None	None	None	None	None
Institutional Large-Cap Value	None	None	None	None	None	None
Institutional Mid-Cap Equity Growth	None	None	None	None	None	None
Institutional Small-Cap Stock	None	None	None	None	None	None
International Bond	None	$10,001-$50,000	None	None	None	None
International Bond Fund—Advisor Class	None	None	None	None	None	None
International Discovery	$50,001-$100,000	$10,001-$50,000	None	None	over $100,000	None
International Equity Index	None	None	None	None	None	None
International Growth & Income	None	None	None	None	None	None
International Growth & Income Fund—Advisor Class	None	None	None	None	None	None
International Growth & Income Fund—R Class	None	None	None	None	None	None
International Stock	over $100,000	None	over $100,000	None	None	None
International Stock Fund—Advisor Class	None	None	None	None	None	None
International Stock Fund— R Class	None	None	None	None	None	None
International Stock Portfolio	None	None	None	None	None	None
Japan	None	None	None	None	None	None
Latin America	None	None	None	None	None	None
Limited-Term Bond Portfolio	None	None	None	None	None	None
Maryland Short-Term Tax-Free Bond	None	None	None	None	None	None
Maryland Tax-Free Bond	None	None	None	None	None	None
Maryland Tax-Free Money	None	None	None	None	None	None
Media & Telecommunications	$50,001-$100,000	None	None	None	None	None
Mid-Cap Growth	over $100,000	$10,001-$50,000	over $100,000	None	None	None
Mid-Cap Growth Fund—Advisor Class	None	None	None	None	None	None
Mid-Cap Growth Fund— R Class	None	None	None	None	None	None
Mid-Cap Growth Portfolio	None	None	None	None	None	None
Mid-Cap Growth Portfolio—II	None	None	None	None	None	None
Mid-Cap Value	None	None	None	None	None	None
Mid-Cap Value Fund—Advisor Class	None	None	None	None	None	None
Mid-Cap Value Fund— R Class	None	None	None	None	None	None
New America Growth	None	None	None	None	over $100,000	None
New America Growth Portfolio	None	None	None	None	None	None
New Asia	None	None	$10,001-$50,000	None	None	None
New Era	None	None	None	None	None	None
New Horizons	over $100,000	$10,001-$50,000	$1-$10,000	None	over $100,000	None
New Income	None	$50,001-$100,000	None	None	None	over $100,000
New Income Fund—Advisor Class	None	None	None	None	None	None
New Income Fund— R Class	None	None	None	None	None	None
New Jersey Tax-Free Bond	None	None	None	None	None	None
New York Tax-Free Bond	None	None	None	None	None	None
New York Tax-Free Money	None	None	None	None	None	None
Personal Strategy Balanced	None	None	None	None	None	None
Personal Strategy Balanced Portfolio	None	None	None	None	None	None
Personal Strategy Growth	None	None	None	None	None	None
Personal Strategy Income	None	None	None	None	None	None
Prime Reserve	None	over $100,000	None	None	$10,001-$50,000	$10,001-$50,000
Prime Reserve Portfolio	None	None	None	None	None	None
Real Estate	None	None	None	None	None	None
Reserve Investment	None	None	None	None	None	None
Retirement 2010	None	None	None	None	None	None
Retirement 2010 Fund—Advisor Class	None	None	None	None	None	None
Retirement 2010 Fund— R Class	None	None	None	None	None	None
Retirement 2020	None	None	None	None	None	None
Retirement 2020 Fund—Advisor Class	None	None	None	None	None	None
Retirement 2020 Fund— R Class	None	None	None	None	None	None
Retirement 2030	None	None	None	None	None	None
Retirement 2030 Fund—Advisor Class	None	None	None	None	None	None
Retirement 2030 Fund— R Class	None	None	None	None	None	None
Retirement 2040	None	None	None	None	None	None
Retirement 2040 Fund—Advisor Class	None	None	None	None	None	None
Retirement 2040 Fund— R Class	None	None	None	None	None	None
Retirement Income	None	None	None	None	None	None
Retirement Income Fund—Advisor Class	None	None	None	None	None	None
Retirement Income Fund— R Class	None	None	None	None	None	None
Science & Technology	over $100,000	None	None	None	None	None
Science & Technology Fund—Advisor Class	None	None	None	None	None	None
Short-Term Bond	None	None	$50,001-$100,000	None	None	over $100,000
Small-Cap Stock	None	$10,001-$50,000	over $100,000	None	None	None
Small-Cap Stock Fund—Advisor Class	None	None	None	None	None	None
Small-Cap Value	None	$10,001-$50,000	None	None	None	None
Small-Cap Value Fund—Advisor Class	None	None	None	None	None	None
Spectrum Growth	None	None	None	None	None	None
Spectrum Income	None	None	None	None	None	None
Spectrum International	None	None	None	None	None	None
Summit Cash Reserves	None	over $100,000	over $100,000	None	None	over $100,000
Summit GNMA	None	None	None	None	None	None
Summit Municipal Income	None	None	over $100,000	None	None	over $100,000
Summit Municipal Intermediate	None	None	None	None	None	over $100,000
Summit Municipal Money Market	None	None	over $100,000	None	None	over $100,000
Tax-Efficient Balanced	None	None	$50,001-$100,000	None	None	None
Tax-Efficient Growth	None	None	$10,001-$50,000	None	None	None
Tax-Efficient Multi-Cap Growth	None	None	None	None	None	None
Tax-Exempt Money	None	None	None	None	None	over $100,000
Tax-Free High Yield	None	None	None	None	None	over $100,000
Tax-Free Income	None	None	None	None	None	over $100,000
Tax-Free Income Fund—Advisor Class	None	None	None	None	None	None
Tax-Free Intermediate Bond	None	None	None	None	None	None
Tax-Free Short-Intermediate	None	None	None	None	None	over $100,000
Total Equity Market Index	None	None	None	None	None	None
U.S. Bond Index	None	None	None	None	None	None
U.S. Treasury Intermediate	None	over $100,000	None	None	None	over $100,000
U.S. Treasury Long-Term	None	None	None	None	None	over $100,000
U.S. Treasury Money	None	None	None	None	None	over $100,000
Value	None	$10,001-$50,000	$50,001-$100,000	None	None	over $100,000
Value Fund—Advisor Class	None	None	None	None	None	None
Virginia Tax-Free Bond	None	None	None	None	None	None

Aggregate Holdings, All Funds	Inside Directors
	Laporte	Riepe
	over $100,000	over $100,000
Balanced	None	over $100,000
Blue Chip Growth	None	None
Blue Chip Growth Fund—Advisor Class	None	None
Blue Chip Growth Fund—R Class	None	None
Blue Chip Growth Portfolio	None	None
Blue Chip Growth Portfolio—II	None	None
California Tax-Free Bond	None	None
California Tax-Free Money	None	None
Capital Appreciation	over $100,000	over $100,000
Capital Opportunity	$50,001-$100,000	None
Corporate Income	None	None
Developing Technologies	over $100,000	None
Diversified Mid-Cap Growth	None	None
Diversified Small-Cap Growth	None	None
Dividend Growth	None	None
Emerging Europe & Mediterranean	None	None
Emerging Markets Bond	None	None
Emerging Markets Stock	None	over $100,000
Equity Income	None	over $100,000
Equity Income Fund—Advisor Class	None	None
Equity Income Fund—R Class	None	None
Equity Income Portfolio	None	None
Equity Income Portfolio—II	None	None
Equity Index 500	None	None
Equity Index 500 Portfolio	None	None
European Stock	$10,001-$50,000	over $100,000
Extended Equity Market Index	None	None
Financial Services	None	None
Florida Intermediate Tax-Free	None	None
Georgia Tax-Free Bond	None	None
Global Stock	None	None
Global Technology	None	None
GNMA	None	None
Government Reserve Investment	None	None
Growth & Income	None	over $100,000
Growth Stock	None	None
Growth Stock Fund—Advisor Class	None	None
Growth Stock Fund—R Class	None	None
Health Sciences	None	None
Health Sciences Portfolio	None	None
Health Sciences Portfolio—II	None	None
High Yield	None	over $100,000
High Yield Fund—Advisor Class	None	None
Inflation Protected Bond	None	None
Institutional Emerging Markets Equity	None	None
Institutional Foreign Equity	None	None
Institutional High Yield	None	None
Institutional Large-Cap Core Growth	None	None
Institutional Large-Cap Growth	None	None
Institutional Large-Cap Value	None	None
Institutional Mid-Cap Equity Growth	None	None
Institutional Small-Cap Stock	None	None
International Bond	None	None
International Bond Fund—Advisor Class	None	None
International Discovery	over $100,000	$1-$10,000
International Equity Index	None	None
International Growth & Income	None	None
International Growth & Income Fund—Advisor Class	None	None
International Growth & Income Fund—R Class	None	None
International Stock	over $100,000	over $100,000
International Stock Fund—Advisor Class	None	None
International Stock Fund—R Class	None	None
International Stock Portfolio	None	None
Japan	None	over $100,000
Latin America	None	None
Limited-Term Bond Portfolio	None	None
Maryland Short-Term Tax-Free Bond	None	None
Maryland Tax-Free Bond	over $100,000	None
Maryland Tax-Free Money	None	None
Media & Telecommunications	None	None
Mid-Cap Growth	over $100,000	None
Mid-Cap Growth Fund—Advisor Class	None	None
Mid-Cap Growth Fund—R Class	None	None
Mid-Cap Growth Portfolio	None	None
Mid-Cap Growth Portfolio—II	None	None
Mid-Cap Value	None	None
Mid-Cap Value Fund—Advisor Class	None	None
Mid-Cap Value Fund—R Class	None	None
New America Growth	over $100,000	None
New America Growth Portfolio	None	None
New Asia	over $100,000	$10,001-$50,000
New Era	None	None
New Horizons	over $100,000	None
New Income	$50,001-$100,000	None
New Income Fund—Advisor Class	None	None
New Income Fund—R Class	None	None
New Jersey Tax-Free Bond	None	None
New York Tax-Free Bond	None	None
New York Tax-Free Money	None	None
Personal Strategy Balanced	None	None
Personal Strategy Balanced Portfolio	None	None
Personal Strategy Growth	None	None
Personal Strategy Income	None	None
Prime Reserve	$10,001-$50,000	over $100,000
Prime Reserve Portfolio	None	None
Real Estate	None	None
Reserve Investment	None	None
Retirement 2010	None	None
Retirement 2010 Fund—Advisor Class	None	None
Retirement 2010 Fund—R Class	None	None
Retirement 2020	None	None
Retirement 2020 Fund—Advisor Class	None	None
Retirement 2020 Fund—R Class	None	None
Retirement 2030	None	None
Retirement 2030 Fund—Advisor Class	None	None
Retirement 2030 Fund—R Class	None	None
Retirement 2040	None	None
Retirement 2040 Fund—Advisor Class	None	None
Retirement 2040 Fund—R Class	None	None
Retirement Income	None	None
Retirement Income Fund—Advisor Class	None	None
Retirement Income Fund—R Class	None	None
Science & Technology	over $100,000	over $100,000
Science & Technology Fund—Advisor Class	None	None
Short-Term Bond	None	over $100,000
Small-Cap Stock	None	None
Small-Cap Stock Fund—Advisor Class	None	None
Small-Cap Value	None	over $100,000
Small-Cap Value Fund—Advisor Class	None	None
Spectrum Growth	None	None
Spectrum Income	None	None
Spectrum International	None	None
Summit Cash Reserves	over $100,000	over $100,000
Summit GNMA	None	None
Summit Municipal Income	None	None
Summit Municipal Intermediate	None	None
Summit Municipal Money Market	None	over $100,000
Tax-Efficient Balanced	None	None
Tax-Efficient Growth	None	None
Tax-Efficient Multi-Cap Growth	None	None
Tax-Exempt Money	None	None
Tax-Free High Yield	None	None
Tax-Free Income	None	None
Tax-Free Income Fund—Advisor Class	None	None
Tax-Free Intermediate Bond	None	None
Tax-Free Short-Intermediate	None	over $100,000
Total Equity Market Index	None	over $100,000
U.S. Bond Index	None	None
U.S. Treasury Intermediate	None	None
U.S. Treasury Long-Term	None	None
U.S. Treasury Money	None	None
Value	over $100,000	over $100,000
Value Fund—Advisor Class	None	None
Virginia Tax-Free Bond	None	None

PRINCIPAL HOLDERS OF SECURITIES

As of March 31, 2004, the officers and directors of the fund, as a group, owned less than 1% of the outstanding shares of any fund.

As of March 31, 2004, the following shareholders of record owned more than 5% of the outstanding shares of the fund:

Shareholder	Portfolio	%
American United Life American Unit Trust Attn.: Bill Flory P.O. Box 1995 Indianapolis, Indiana 46206-9102	Equity Income	6.38
American United Life Separate Account II Attn.: Bill Flory P.O. Box 1995 Indianapolis, Indiana 46206-9102	Equity Income	16.80
C.M. Life Insurance Company Attn.: Fund Operations/N255 1295 State Street Springfield, Massachusetts 01111-0001	Blue Chip GrowthMid-Cap Growth	19.2144.32(a)
Farm Bureau Life Insurance Company Attn.: Mutual Fund Accounting 5400 University Avenue West Des Moines, Iowa 50266-5997	New America GrowthPersonal Strategy Balanced	10.2815.39
First Security Benefit Life and Annuity Company of New York FBO T. Rowe Price No-Load Variable Annuity Attn.: Mark Young 700 SW Harrison Street Topeka, Kansas 66636-0001	Equity Index 500Health Sciences	10.395.01
Lincoln Benefit Life CompanyLincoln Benefit Variable Annuity I ANebraska Service Center2940 South 84th StreetLincoln, Nebraska 68506-4142	Mid-Cap GrowthNew America Growth	5.895.28
Mass Mutual Life Insurance Company Attn.: Fund Operations/N255 1295 State Street Springfield, Massachusetts 01111-0002	Blue Chip GrowthMid-Cap Growth	48.0819.18
NYLIAC Attn.: Ashesh Upadhyay NYLIM Center 169 Lackawanna Avenue Parsippany, New Jersey 07054-1007	Equity Income	21.36
Paragon Life Insurance Company 190 Carondelet Plaza St. Louis, Missouri 63105-3443	New America GrowthPersonal Strategy Balanced	5.527.07
Pruco Life Flexible Premium Variable Annuity Account Attn.: Financial RPTG/SEP Accounts 213 Washington Street 7th Floor Newark, New Jersey 07102-2917	Equity Income	14.35
Security Benefit Life Insurance Company FBO T. Rowe Price No-Load Variable Annuity Attn.: Mark Young 700 SW Harrison StreetTopeka, Kansas 66636-0001	Blue Chip GrowthEquity IncomeEquity Index 500Health SciencesMid-Cap GrowthNew America GrowthPersonal Strategy Balanced	11.136.0489.61(b)94.99(b)7.9740.72(b)21.67
Sentry Life Insurance Company Attn.: Laurie Schultz 1800 N. Point Drive Stevens Point, Wisconsin 54481-1283	Personal Strategy Balanced	13.85
Transamerica Life Insurance CompanyEM Operational Accounting4333 Edgewood Road, N.E.Cedar Rapids, Iowa 52499-2390	Blue Chip Growth	10.43
United of Omaha—Series V Attn.: Product Accounting and Reporting 11th Floor Mutual of Omaha Plaza Omaha, Nebraska 68175-0001	Equity IncomeNew America GrowthPersonal Strategy Balanced	5.3320.98(c)23.96(c)
Western Reserve Life Assurance Company of Ohio EM Operational Accounting 4333 Edgewood Road, NE Cedar Rapids, Iowa 52499-2390	Blue Chip Growth	10.21

(a)C.M. Life Insurance Company, a subsidiary of Massachusetts Mutual Life Insurance Company, a Massachusetts corporation, owns 44.32% of the outstanding shares of the fund. Under current law, the insurance company must vote these shares in accordance with instructions received by contract holders.

(b)Security Benefit Life Insurance Company, a subsidiary of Kansas Security Benefit Group, a Kansas corporation, owns the percentage indicated of the outstanding shares of the fund. Under current law, the insurance company must vote these shares in accordance with instructions received by contract holders.

(c)United of Omaha, a subsidiary of Nebraska Mutual of Omaha, a Nebraska corporation, owns the percentage indicated of the outstanding shares of the fund. Under current law, the insurance company must vote these shares in accordance with instructions received by contract holders.

INVESTMENT MANAGEMENT SERVICES

Services

Under the Investment Management Agreement, T. Rowe Price provides the fund with discretionary investment services. Specifically, T. Rowe Price is responsible for supervising and directing the investments of the fund in accordance with the fund`s investment objectives, program, and restrictions as provided in its prospectus and this Statement of Additional Information. T. Rowe Price is also responsible for effecting all security transactions on behalf of the fund, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. In addition to these services, T. Rowe Price provides the fund with certain corporate administrative services, including: maintaining the fund`s corporate existence and corporate records; registering and qualifying fund shares under federal laws; monitoring the financial, accounting, and administrative functions of the fund; maintaining liaison with the agents employed by the fund such as the fund`s custodian and transfer agent; assisting the fund in the coordination of such agent`s activities; and permitting T. Rowe Price`s employees to serve as officers, directors, and committee members of the fund without cost to the fund.

The Investment Management Agreement also provides that T. Rowe Price, its directors, officers, employees, and certain other persons performing specific functions for the fund will be liable to the fund only for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

Approval of Investment Management Agreements

The Investment Management Agreements of the funds are reviewed each year by the Boards to determine whether the agreements should be renewed or not. Renewal of the agreements requires the majority vote of the Board, including a majority of the independent directors. Each fund Board consists of a majority of independent directors.

In approving the continuation of the Investment Management Agreements for each fund for the current year, the Board reviewed reports prepared by T. Rowe Price, materials provided by fund counsel and counsel to the independent directors, as well as other information. The Board considered the nature and quality of the investment management services provided to the fund by T. Rowe Price under the Investment Management Agreements and the personnel who provide these services, including the historical performance of the fund compared to its benchmark index and its peer group of similar investment companies. In addition, the Board considered other services provided to the fund by T. Rowe Price and its affiliates, such as administrative services, shareholder services, fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the fund`s operation.

The Board considered the fees paid to T. Rowe Price for investment management services, as well as compensation paid to T. Rowe Price or its affiliates for other non-advisory services provided to the fund. In connection with its review of the fees paid to T. Rowe Price and its affiliates, the Board reviewed information provided by Lipper Inc. comparing the fund`s advisory fee rate and overall expense ratio with those of comparable funds. Where applicable, the Board considered that the fund`s advisory fee structure reflects breakpoints, which permit fee reductions resulting from economies of scale. Additionally and where applicable, the Board considered the contractual fee waivers and expense reimbursements agreed to by T. Rowe Price.

The Board also considered the costs incurred and the benefits received by T. Rowe Price and its affiliates, including the profitability of T. Rowe Price from providing advisory services to the fund. In reviewing data concerning the profitability of T. Rowe Price, the Board received information concerning, among other components, the cost allocation methodology utilized in the presentation. In addition, the Board considered other potential benefits to T. Rowe Price, such as the research services T. Rowe Price receives from brokers in return for allocating fund brokerage in a "soft dollar" arrangement.

Based on the information reviewed and the discussions, the Board concluded that it was satisfied with the nature and quality of the services provided by T. Rowe Price to the fund and that the management fee rate was reasonable in relation to such services. The independent directors of the fund were assisted by independent legal counsel in their deliberations.

Management Fee

Each fund pays T. Rowe Price an annual fee (the "Fee"), and each fee is listed in the table below. The Fee is paid monthly to the T. Rowe Price on the first business day of the next succeeding calendar month and is the sum of the daily Fee accruals for each month. The daily Fee accrual for any particular day is calculated by multiplying the fraction of one (1) over the number of calendar days in the year by the appropriate Fee rate. The product of this calculation is multiplied by the net assets of the fund for that day as determined in accordance with the fund`s prospectus as of the close of business from the previous business day on which the fund was open for business.
Portfolio	Fee %
Blue Chip Growth	0.85%
Equity Income	0.85
Equity Index 500	0.40
Health Sciences	0.95
Mid-Cap Growth	0.85
New America Growth	0.85
Personal Strategy Balanced	0.90

The Investment Management Agreement between the fund and T. Rowe Price provides that T. Rowe Price will pay all expenses of the fund`s operations, except interest, taxes, brokerage commissions, and other charges incident to the purchase, sale, or lending of the fund`s portfolio securities; directors` fee and expenses (including counsel fees and expenses); and such nonrecurring or extraordinary expenses that may arise, including the costs of actions, suits, or proceedings to which the fund is a party and the expenses the fund may incur as a result of its obligation to provide indemnification to its officers, directors, and agents. However, the Board of the fund reserves the right to impose additional fees against shareholder accounts to defray expenses which would otherwise be paid by T. Rowe Price under the Investment Management Agreement. The Board does not anticipate levying such charges; such a fee, if charged, may be retained by the fund or paid to T. Rowe Price. The fund pays certain distribution expenses with respect to II class shares under a 12b-1 plan providing for the distribution of II class shares. (See Distribution and Shareholder Services Plan below.) Under the Investment Management Agreement, the fund paid T. Rowe Price the following amounts for the years indicated:

Portfolio	Fiscal Year Ended
	12/31/03	12/31/02	12/31/01
Blue Chip Growth(a)	$130,000	$50,000	$40,000
Equity Income(a)	7,495,000	6,716,000	6,021,000
Equity Index 500	17,000	19,000	16,000
Health Sciences(a)	40,000	38,000	34,000
Mid-Cap Growth(a)	3,261,000	2,767,000	2,684,000
New America Growth	508,000	587,000	807,000
Personal Strategy Balanced	827,000	883,000	940,000

(a)The fund has two classes of shares. The management fee is allocated to each class based on relative net assets.

From time to time, T. Rowe Price may pay out of its management fee eligible insurance companies for services they provide to the fund for contract holders. The fund`s investment manager made payments to various insurance companies in the following amounts for the last calendar year:
Portfolio	Payment
Blue Chip Growth	$11,496
Blue Chip Growth Portfolio—II	0
Equity Income	1,425,905
Equity Income Portfolio—II	18,605
Equity Index 500	0
Health Sciences	0
Health Sciences Portfolio—II	0
Mid-Cap Growth	751,038
Mid-Cap Growth Portfolio—II	7,842
New America Growth	41,509
Personal Strategy Balanced	100,911


The above payments range from 0.15% to 0.25% of the average annual total assets invested by the separate accounts of the insurance company in the fund.

Control of Investment Adviser

T. Rowe Price Group, Inc. ("Group") owns 100% of the stock of T. Rowe Price Associates, Inc. Group was formed in 2000 as a holding company for the T. Rowe Price-affiliated companies.

DISTRIBUTOR FOR THE FUND

Investment Services, a Maryland corporation formed in 1980 as a wholly owned subsidiary of T. Rowe Price, serves as distributor for all T. Rowe Price mutual funds on a continuous basis. Investment Services is registered as a broker-dealer under the 1934 Act and is a member of the National Association of Securities Dealers, Inc.

Investment Services is located at the same address as the fund and T. Rowe Price—100 East Pratt Street, Baltimore, Maryland 21202.

Investment Services serves as distributor to the fund, pursuant to an Underwriting Agreement ("Underwriting Agreement"), which provides that Investment Services will pay all fees and expenses in connection with: necessary state filings; preparing, setting in type, printing, and mailing of prospectuses and reports to shareholders; and issuing shares, including expenses of confirming purchase orders.

The Underwriting Agreement also provides that Investment Services will pay all fees and expenses in connection with: printing and distributing prospectuses and reports for use in offering and selling fund shares; preparing, setting in type, printing, and mailing all sales literature and advertising; Investment Services` federal and state registrations as a broker-dealer; and offering and selling shares for each fund, except for those fees and expenses specifically assumed by the fund. Investment Services` expenses are paid by T. Rowe Price.

Investment Services acts as the agent of the fund, in connection with the sale of fund shares in the various states in which Investment Services is qualified as a broker-dealer. Under the Underwriting Agreement, Investment Services accepts orders for fund shares at net asset value. No sales charges are paid by investors or the fund. No compensation is paid to Investment Services.

Blue Chip Growth Portfolio, Equity Income Portfolio, Health Sciences Portfolio, and Mid-Cap Growth Portfolio—II Classes

Distribution and Shareholder Services Plan

The fund directors adopted a plan pursuant to Rule 12b-1 on February 6, 2002, with respect to each II class. Each plan provides that the II class may compensate Investment Services or such other persons as the fund or Investment Services designates, to finance any or all of the distribution, shareholder servicing, maintenance of shareholder accounts, and/or other administrative services with respect to II class shares. It is expected that most, if not all, payments under the plan will be made (either directly, or indirectly through Investment Services) to various insurance companies, their agents, and contract distributors other than Investment Services. Under the plan, each II class pays a fee at the annual rate of up to 0.25% of that class`s average daily net assets. Normally, the full amount of the fee is paid to various insurance companies, their agents, and contract distributors on shares sold through these agencies. However, a lesser amount may be paid based on the level of services provided. These agencies may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing of the II class, as well as for a wide variety of other purposes associated with supporting, distributing, and servicing the II class shares. The amount of fees paid by a II class during any year may be more or less than the cost of distribution and other services provided to the II class and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The plan complies with these rules.

The plan requires that Investment Services provide, or cause to be provided, to the fund for their review a quarterly written report identifying the amounts expended by each II class and the purposes for which such expenditures were made.

Prior to approving the plan, the fund considered various factors relating to the implementation of the plan and determined that there is a reasonable likelihood that the plan will benefit each fund, its II class, and the II class`s shareholders. The fund directors noted that to the extent the plan allows a fund to sell II class shares in markets to which it would not otherwise have access, the plan may result in additional sales of fund shares. This may enable a fund to achieve economies of scale that could reduce expenses. In addition, certain ongoing shareholder services may be provided more effectively by insurance companies, their agents, and contract distributors with which shareholders have an existing relationship.

The plan is renewable from year to year with respect to each fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the fund directors and (2) by a vote of the majority of the Rule 12b-1, cast in person at a meeting called for the purpose of voting on such approval. The plan may not be amended to increase materially the amount of fees paid by any II class thereunder unless such amendment is approved by a majority vote of the outstanding shares of such II class and by the fund directors in the manner prescribed by Rule 12b-1 under the 1940 Act. The plan is terminable with respect to a II class at any time by a vote of a majority of the Rule 12b-1 Directors or by a majority vote of the outstanding shares in the II class.

Payments under the 12b-1 plans will normally be made for funds that are closed to new investors. Such payments are made for the various services provided to the investors of the intermediaries receiving such payments.

The following payments for the period ended December 31, 2003 were made to insurance companies, their agents, and contract distributors for the distribution, shareholder servicing, maintenance of shareholder accounts, and/or other administrative services under the plan.
Portfolio	Fiscal Year Ended 12/31/03
Blue Chip Growth Portfolio—II	$0
Equity Income Portfolio—II	0
Health Sciences Portfolio—II	0
Mid-Cap Growth Portfolio—II	34,000


CUSTODIAN

State Street Bank and Trust Company is the custodian for the fund`s U.S. securities and cash, but it does not participate in the fund`s investment decisions. Portfolio securities purchased in the U.S. are maintained in the custody of the Bank and may be entered into the Federal Reserve Book Entry System, or the security depository system of the Depository Trust Corporation. State Street Bank`s main office is at 225 Franklin Street, Boston, Massachusetts 02110.

The fund has entered into a Custodian Agreement with JPMorgan Chase Bank, London, pursuant to which portfolio securities that are purchased outside the United States are maintained in the custody of various foreign branches of JPMorgan Chase Bank and such other custodians, including foreign banks and foreign securities depositories as are approved in accordance with regulations under the 1940 Act. The address for JPMorgan Chase Bank, London is Woolgate House, Coleman Street, London, EC2P 2HD, England.

CODE OF ETHICS

The fund, its investment adviser (T. Rowe Price International for international funds and T. Rowe Price for all other funds), and its principal underwriter (T. Rowe Price Investment Services) have a written Code of Ethics which requires persons with access to investment information ("Access Persons") to obtain prior clearance before engaging in personal securities transactions. Transactions must be executed within three business days of their clearance. In addition, all Access Persons must report their personal securities transactions within 10 days after the end of the calendar quarter. Aside from certain limited transactions involving securities in certain issuers with high trading volumes, Access Persons are typically not permitted to effect transactions in a security if: there are pending client orders in the security; the security has been purchased or sold by a client within seven calendar days; the security is being considered for purchase for a client; a change has occurred in T. Rowe Price`s rating of the security within seven calendar days prior to the date of the proposed transaction; or the security is subject to internal trading restrictions. In addition, Access Persons are prohibited from profiting from short-term trading (e.g., purchases and sales involving the same security within 60 days). Any person becoming an Access Person must file a statement of personal securities holdings within 10 days of this date. All Access Persons are required to file an annual statement with respect to their personal securities holdings. Any material violation of the Code of Ethics is reported to the Board of the fund. The Board also reviews the administration of the Code of Ethics on an annual basis.

PORTFOLIO TRANSACTIONS

Investment or Brokerage Discretion

Decisions with respect to the purchase and sale of portfolio securities on behalf of the fund are made by T. Rowe Price. T. Rowe Price is also responsible for implementing these decisions, including the negotiation of commissions and the allocation of portfolio brokerage and principal business and the use of affiliates to assist in routing orders for execution.

How Brokers and Dealers Are Selected

Equity Securities

In purchasing and selling equity securities, T. Rowe Price policy seeks to obtain quality execution at favorable .security prices through responsible brokers and dealers and at competitive commission rates. However, under .certain conditions, higher brokerage commissions may be paid in return for brokerage and research services..As a general practice, over-the-counter orders are executed with market-makers through an electronic communications network on an agency basis. In selecting from among market-makers, T. Rowe Price generally seeks to select those it believes to be actively and effectively trading the security being purchased or sold

In selecting brokers and dealers to execute the fund`s portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution, and operational capabilities of competing brokers and dealers, their expertise in particular markets, and brokerage and research services provided by them. It is not the policy of T. Rowe Price to seek the lowest available commission rate where it is believed that a broker or dealer charging a higher commission rate would offer greater reliability or provide better price or execution.

Fixed-Income Securities

Fixed-income securities are generally purchased from the issuer or a primary market-maker acting as principal for the securities on a net basis, with no brokerage commission being paid by the client, although the price usually includes an undisclosed compensation. Transactions placed through dealers serving as primary market-makers reflect the spread between the bid and ask prices. Securities may also be purchased from underwriters at prices which include underwriting fees.

Equity and Fixed-Income Securities

With respect to equity and fixed-income securities, T. Rowe Price may effect principal transactions on behalf of the fund with a broker or dealer who furnishes brokerage and/or research services benefiting the fund; designate any such broker or dealer to receive selling concessions, discounts, or other allowances; or otherwise deal with any such broker or dealer in connection with the acquisition of securities in underwritings. T. Rowe Price may receive research services in connection with brokerage transactions, including designations in fixed-price offerings.

How Evaluations Are Made of the Overall Reasonableness of Brokerage Commissions Paid

On a continuing basis, T. Rowe Price seeks to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of clients. In evaluating the reasonableness of commission rates, T. Rowe Price considers: (a) historical commission rates; (b) rates which other institutional investors are paying, based on available public information; (c) rates quoted by brokers and dealers; (d) the size of a particular transaction in terms of the number of shares, dollar amount, and number of clients involved; (e) the complexity of a particular transaction in terms of both execution and settlement; (f) the level and type of business done with a particular firm over a period of time; and (g) the extent to which the broker or dealer has capital at risk in the transaction.

Description of Research Services Received From Brokers and Dealers

T. Rowe Price receives a wide range of research services from brokers and dealers. These services include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, and analysis of corporate responsibility issues. These services provide both domestic and international perspective. Research services are received primarily in the form of written reports, computer-generated services, telephone contacts, and personal meetings with security analysts. Such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians, and government representatives. In some cases, research services are generated by third parties but are provided to T. Rowe Price by or through broker-dealers. In addition, such services may include computers and related hardware.

Research services received from brokers and dealers are supplemental to T. Rowe Price`s own research efforts and, when utilized, are subject to internal analysis before being incorporated by T. Rowe Price into its investment process. As a practical matter, it would not be possible for T. Rowe Price`s Equity Research Division to generate all of the information presently provided by brokers and dealers. T. Rowe Price pays cash for certain research services received from external sources. T. Rowe Price also allocates brokerage for research services which are available for cash. While receipt of research services from brokerage firms has not reduced T. Rowe Price`s normal research activities, the expenses of T. Rowe Price could be materially increased if it attempted to generate such additional information through its own staff. To the extent that research services of value are provided by brokers or dealers, T. Rowe Price is relieved of expenses which it might otherwise bear.

T. Rowe Price has a policy of not allocating brokerage business in return for products or services other than brokerage or research services. In accordance with the provisions of Section 28(e) of the 1934 Act, T. Rowe Price may from time to time receive services and products which serve both research and non-research functions. In such event, T. Rowe Price makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component.

Directed Brokerage

In 2002, the T. Rowe Price Funds that invest in domestic equity securities adopted a commission recapture program. Under the program, a percentage of commissions generated by the portfolio transactions of those funds is rebated to the funds by the brokers and used to pay for certain fund operating expenses.

Commissions to Brokers Who Furnish Research Services

Certain brokers and dealers who provide quality brokerage and execution services also furnish research services to T. Rowe Price. With regard to the payment of brokerage commissions, T. Rowe Price has adopted a brokerage allocation policy embodying the concepts of Section 28(e) of the 1934 Act, which permits an investment adviser to cause an account to pay commission rates in excess of those another broker or dealer would have charged for effecting the same transaction if the adviser determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of either the particular transaction involved or the overall responsibilities of the adviser with respect to the accounts over which it exercises investment discretion. Therefore, research may not necessarily benefit all accounts paying commissions to such brokers. Accordingly, while T. Rowe Price cannot readily determine the extent to which commission rates charged by broker-dealers reflect the value of their research services, T. Rowe Price would expect to assess the reasonableness of commissions in light of the total brokerage and research services provided by each particular broker. T. Rowe Price may receive research, as defined in Section 28(e), in connection with selling concessions and designations in fixed-price offerings in which the fund participates. Such research is used to benefit the accounts that purchase in the offering.

Internal Allocation Procedures

T. Rowe Price has a policy of not precommitting a specific amount of business to any broker or dealer over any specific time period. Historically, the majority of brokerage placement has been determined by the needs of a specific transaction such as market-making, availability of a buyer or seller of a particular security, or specialized execution skills. However, T. Rowe Price does have an internal brokerage allocation procedure for that portion of its discretionary client brokerage business where special needs do not exist, or where the business may be allocated among several brokers or dealers, which are able to meet the needs of the transaction.

Each year, T. Rowe Price assesses the contribution of the brokerage and research services provided by brokers and dealers and attempts to allocate a portion of its brokerage business in response to these assessments. Research analysts, counselors, various investment committees, and the Trading Department each seek to evaluate the brokerage, execution, and research services they receive from brokers and dealers and make judgments as to the level of business which would recognize such services. In addition, brokers and dealers sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide. Actual business received by any firm may be less than the suggested allocations but can, and often does, exceed the suggestions because the total business is allocated on the basis of all the considerations described above. In no case is a broker or dealer excluded from receiving business from T. Rowe Price because it has not been identified as providing research services.

Miscellaneous

T. Rowe Price`s brokerage allocation policy is generally applied to all its fully discretionary accounts, which represent a substantial majority of all assets under management. Research services furnished by brokers or dealers through which T. Rowe Price effects securities transactions may be used in servicing all accounts

(including non-fund accounts) managed by T. Rowe Price. Conversely, research services received from brokers or dealers which execute transactions for the fund are not necessarily used by T. Rowe Price exclusively in connection with the management of the fund.

From time to time, orders for clients may be placed through a computerized transaction network.

The fund does not allocate business to any broker-dealer on the basis of its sales of the fund`s shares. However, this does not mean that broker-dealers who purchase fund shares for their clients will not receive business from the fund.

Some of T. Rowe Price`s other clients have investment objectives and programs similar to those of the fund. T. Rowe Price may make recommendations to other clients which result in their purchasing or selling securities simultaneously with the fund. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is T. Rowe Price`s policy not to favor one client over another in making recommendations or in placing orders. T. Rowe Price frequently follows the practice of grouping orders of various clients for execution, which generally results in lower commission rates being attained. In certain cases, where the aggregate order is executed in a series of transactions at various prices on a given day, each participating client`s proportionate share of such order reflects the average price paid or received with respect to the total order. T. Rowe Price may include the T. Rowe Price Associates Foundation, Inc. and The T. Rowe Price Program for Charitable Giving, Inc., not for profit entities, in aggregated orders from time to time. T. Rowe Price has established a general investment policy that it will ordinarily not make additional purchases of a common stock for its clients (including the T. Rowe Price funds) if, as a result of such purchases, 10% or more of the outstanding common stock of the issuer would be held by its clients and clients of affiliated advisers in the aggregate. In certain limited instances, however, T. Rowe Price may increase aggregate ownership to a maximum of 15%. For purposes of determining these limits, T. Rowe Price includes securities held by clients of its related persons.

T. Rowe Price may give advice and take action for clients, including investment companies, which differs from advice given or the timing or nature of action taken for other clients. T. Rowe Price is not obligated to initiate transactions for clients in any security that its principals, affiliates, or employees may purchase or sell for their own accounts or for other clients.

Purchase and sale transactions may be effected directly among and between non-ERISA client accounts (including affiliated mutual funds), provided no commission is paid to any broker, the security traded has readily available market quotations, and the transaction is effected at the independent current market price.

At the present time, T. Rowe Price does not recapture commissions or underwriting discounts or selling group concessions in connection with taxable securities acquired in underwritten offerings. T. Rowe Price does, however, attempt to negotiate elimination of all or a portion of the selling group concession or underwriting discount when purchasing tax-exempt municipal securities on behalf of its clients in underwritten offerings.

Trade Allocation Policies

T. Rowe Price has developed written trade allocation guidelines for its Equity, Municipal, and Taxable Fixed-Income Trading Desks. Generally, when the amount of securities available in a public offering or the secondary markets is insufficient to satisfy the volume or price requirements for the participating client portfolios, the guidelines require a pro-rata allocation based upon the relative sizes of the participating client portfolios or the relative sizes of the participating client orders, depending upon the market involved. In allocating trades made on a combined basis, the trading desks seek to achieve the same net unit price of the securities for each participating client. Because a pro-rata allocation may not always adequately accommodate all facts and circumstances, the guidelines provide for exceptions to allocate trades on an adjusted basis. For example, adjustments may be made: (i) to recognize the efforts of a portfolio manager in negotiating a transaction or a private placement; (ii) to eliminate de minimus positions; (iii) to give priority to accounts with specialized investment policies and objectives; and (iv) to reallocate in light of a participating portfolio`s characteristics (e.g., available cash, industry or issuer concentration, duration, credit exposure). Also, with respect to private placement transactions, conditions imposed by the issuer may limit availability of allocations to the fund.

Other

For the last three fiscal years, the total brokerage commissions paid by each fund, including the discounts received by securities dealers in connection with underwritings, and the percentage of these commissions paid to firms which provided research, statistical, or other services to T. Rowe Price or T. Rowe Price International in connection with the management of each fund that invests in equity securities, are shown below.

Portfolio	Fiscal Year Ended
	12/31/03%		12/31/02%		12/31/01%
Blue Chip Growth	$17,000	37.5%	$7,000	44.9%	$8,000	21.8%
Equity Income	523,000	40.3	615,000	36.8	603,000	21.8
Equity Index 500	2,000	0.29	2,000	0.4	3,000	0.1
Health Sciences	14,000	74.4	12,000	86.4	7,000	23.4
Mid-Cap Growth	729,000	49.3	514,000	61.5	618,000	17.8
New America Growth	109,000	69.6	157,000	58.7	134,000	35.7
Personal Strategy Balanced	76,000	22.0	133,000	14.8	132,000	10.1

The following lists the fund`s holdings in securities of its top 10 brokers and dealers as of the end of the fund`s most recent fiscal year.

		Fiscal Year Ended 12/31/03
Portfolio	Brokers	Value of Stock Holdings	Value of Bond Holdings
Blue Chip Growth
	Bank of America	$282,000	—
	Citigroup	1,123,000	—
	Freddie Mac Securities & Sales	62,000	—
	Goldman Sachs	226,000	—
	Merrill Lynch	364,000	—
	Morgan Stanley	302,000	—
Equity Income
	Bank of America	$9,362,000	—
	Citigroup	8,901,000	—
	J.P. Morgan Chase	9,644,000	—
	Morgan Stanley	7,841,000	—
Equity Index 500
	Bank of America	$41,000	—
	Bear Stearns	4,000	—
	Citigroup	91,000	—
	Freddie Mac	13,000	—
	Goldman Sachs	16,000	—
	J.P. Morgan Chase	26,000	—
	Lehman Brothers	8,000	—
	Morgan Stanley	22,000	—
	Prudential	8,000	—
New America
	Citigroup	$922,000	—
	Goldman Sachs	1,140,000	—
	Lehman Brothers	533,000	—
	Morgan Stanley	527,000	—
Personal Strategy Balanced
	Bank of America	$627,000	$364,000
	Bear Stearns	—	56,000
	Citigroup	983,000	314,000
	Credit Suisse First Boston	104,000	—
	Deutsche Bank	111,000	—
	Freddie Mac Securities & Sales	57,000	—
	Goldman Sachs	217,000	81,000
	J.P. Morgan Chase	—	529,000
	Lehman Brothers	—	31,000
	Merrill Lynch	328,000	—
	Morgan Stanley	266,000	30,000
	Prudential	66,000	40,000

The portfolio turnover rates for each fund for the last three fiscal years are as follows:
Portfolio	Fiscal Year Ended
	12/31/03	12/31/02	12/31/01
Blue Chip Growth	28.8%	39.9%	42.2%
Equity Income	12.7	17.1	17.2
Equity Index 500	40.8	43.7	32.6
Health Sciences	68.2	62.2	81.1
Mid-Cap Growth	32.6	33.7	41.8
New America Growth	64.2	62.7	56.4
Personal Strategy Balanced	73.8	100.9	81.5

PRICING OF SECURITIES

:Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and ask prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued using prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Purchased and written options are valued at the mean of the closing bid and ask prices. Options on futures contracts are valued at the last sale price. Financial futures contracts are valued at closing settlement prices.

Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the funds` Board.

NET ASSET VALUE PER SHARE

The purchase and redemption price of the fund`s shares is equal to the fund`s net asset value per share or share price. The fund determines its net asset value per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of the fund is normally calculated as of the close of trading on the New York Stock Exchange ("NYSE") every day the NYSE is open for trading. The NYSE is closed on the following days: New Year`s Day, Dr. Martin Luther King, Jr. Holiday, Presidents` Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Determination of net asset value (and the offering, sale, redemption, and repurchase of shares) for the fund may ,be suspended at times (a) during which the NYSE is closed, other than customary weekend and holiday ,closings,,(b) during which trading on the NYSE is restricted, (c) during which an emergency exists as a result of which disposal by the fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the fund fairly to determine the value of its net assets, or (d) during which a governmental body having jurisdiction over the fund may by order permit such a suspension for the protection of the fund`s shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c), or (d) exist.

DIVIDENDS AND DISTRIBUTIONS

Unless the separate account elects otherwise, the fourth-quarter dividend (if applicable) and capital gain distribution will be reinvested on the reinvestment date using the NAV per share of that date. The reinvestment date normally precedes the payment date by one day, although the exact timing is subject to change and can be as great as 10 days.

TAX STATUS

The fund intends to qualify as a "regulated investment company" under Subchapter M of the Code and also intends to diversify its assets in accordance with regulations under Code Section 817(h).

In 1987, the Treasury Department indicated that it may issue regulations addressing the circumstances in which a policyholder`s control of the investments of the insurance company separate account would result in the policyholder being treated as the owner of such assets. Although there is no present indication that such regulations will be issued, their adoption could alter the tax treatment of the policyholder, separate account, or insurance company.

A portion of the dividends paid by the fund may be eligible for the dividends-received deduction applicable to corporate shareholders. Long-term capital gain distributions paid from the fund are never eligible for the dividends-received deduction. For tax purposes, it does not make any difference whether dividends and capital gain distributions are paid in cash or in additional shares. Each fund must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and capital gains (as of October 31) in order to avoid a federal excise tax and distribute within 12 months 100% of ordinary income and capital gains as of its tax year-end to avoid a federal income tax. In certain circumstances, the fund may not be required to comply with the excise tax distribution requirements.

At the time of your purchase, the fund`s net asset value may reflect undistributed income, capital gains, or net unrealized appreciation of securities held by the fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable either as dividend or capital gain distributions. For federal income tax purposes, the fund is permitted to carry forward its net realized capital losses, if any, for eight years and realize net capital gains up to the amount of such losses without being required to pay taxes on, or distribute, such gains.

If, in any taxable year, the fund should not qualify as a regulated investment company under the code: (1) the fund would be taxed at normal corporate rates on the entire amount of its taxable income, if any, without a deduction for dividends or other distributions to shareholders; (2) the fund`s distributions to the extent made out of the fund`s current or accumulated earnings and profits would be taxable to shareholders as ordinary dividends (regardless of whether they would otherwise have been considered capital gain dividends) and the fund may qualify for the 70% deduction for dividends received by corporations, and (3) the separate accounts investing in the fund may fail to satisfy the requirements of Code Section 817(h) which in turn could adversely affect the tax status of life insurance and annuity contracts with premiums invested in the affected separate accounts.

Taxation of Foreign Shareholders

The Code provides that dividends from net income will be subject to U.S. tax. For shareholders who are not engaged in a business in the U.S., this tax would be imposed at the rate of 30% upon the gross amount of the dividends in the absence of a Tax Treaty providing for a reduced rate or exemption from U.S. taxation. Distributions of net long-term capital gains realized by the fund are not subject to tax unless the foreign shareholder is engaged in a business in the U.S. and the gains are connected with that business, or the shareholder is a nonresident alien individual who was physically present in the U.S. during the tax year for more than 182 days.

All funds except Equity Index 500 Portfolio

To the extent the fund invests in foreign securities, the following would apply:

Passive Foreign Investment Companies

The fund may purchase the securities of certain foreign investment funds or trusts, called passive foreign investment companies, for U.S. tax purposes. Such foreign investment funds or trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of the fund`s expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such foreign investment funds or trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the fund held its investment. In addition, the fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

To avoid such tax and interest, the fund intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains and losses will be treated as ordinary income. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions.

Foreign Currency Gains and Losses

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations, are taxable as ordinary income. If the net effect of these transactions is a gain, the ordinary income dividend paid by the fund will be increased. If the result is a loss, the income dividend paid by the fund will be decreased, or, to the extent such dividend has already been paid, it may be classified as a return of capital. Adjustments to reflect these gains and losses will be made at the end of the fund`s taxable year.

INVESTMENT PERFORMANCE

Redemptions in Kind

The fund has filed a notice of election under Rule 18f-1 of the 1940 Act. This permits the fund to effect redemptions in kind and in cash as set forth in its prospectus.

In the unlikely event a shareholder were to receive an in-kind redemption of portfolio securities of the fund, it would be the responsibility of the shareholder to dispose of the securities. The shareholder would be at risk that the value of the securities would decline prior to their sale, that it would be difficult to sell the securities, and that brokerage fees could be incurred.

Issuance of Fund Shares for Securities

Transactions involving issuance of fund shares for securities or assets other than cash will be limited to (1) bona fide reorganizations; (2) statutory mergers; or (3) other acquisitions of portfolio securities that: (a) meet the investment objective and policies of the fund; (b) are acquired for investment and not for resale except in accordance with applicable law; (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market; and (d) are not illiquid.

CAPITAL STOCK

The Charter of the Corporation authorizes its Board to classify and reclassify any and all shares which are then unissued, including unissued shares of capital stock into any number of classes or series, each class or series consisting of such number of shares and having such designations, such powers, preferences, rights, qualifications, limitations, and restrictions, as shall be determined by the Board subject to the 1940 Act and other applicable law. Currently, the Corporation consists of the following seven series and the years in which they were established: Equity Income Portfolio, Personal Strategy Balanced Portfolio, New America Growth Portfolio, 1994; Mid-Cap Growth Portfolio, 1996; and Blue Chip Growth Portfolio, Equity Index 500 Portfolio, Health Sciences Portfolio, 2000. In 2002, the Blue Chip Growth Portfolio, Equity Income Portfolio, Health Sciences Portfolio, and Mid-Cap Growth Portfolio issued a separate class of shares known as the II class. Each series represents a separate class of the Corporation`s shares and has different objectives and investment policies. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversions, or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the capital stock or to other classes or series in various characteristics. The Corporation`s Board may increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the funds have authorized to issue without shareholder approval.

Except to the extent that the Corporation`s Board might provide that holders of shares of a particular class are entitled to vote as a class on specified matters presented for a vote of the holders of all shares entitled to vote on such matters, there would be no right of class vote unless and to the extent that such a right might be construed to exist under Maryland law. The directors have provided that, as to any matter with respect to which a separate vote of any class is required by the 1940 Act, such requirement as to a separate vote by that class shall apply in lieu of any voting requirements established by the Maryland General Corporation Law. Otherwise, holders of each class of capital stock are not entitled to vote as a class on any matter. Accordingly, the preferences, rights, and other characteristics attaching to any class of shares might be altered or eliminated, or the class might be combined with another class or classes, by action approved by the vote of the holders of a majority of all the shares of all classes entitled to be voted on the proposal, without any additional right to vote as a class by the holders of the capital stock or of another affected class or classes.

The various insurance companies own the outstanding shares of the fund in their separate accounts. These separate accounts are registered as investment companies under the 1940 Act or are excluded from registration. Each insurance company, as the Shareholder, is entitled to one vote for each full share held (and fractional votes for fractional shares held). Under the current laws, the insurance companies must vote the shares held in registered separate accounts in accordance with voting instructions received from variable contract holders or participants. Fund shares for which contract holders or participants are entitled to give voting instructions, but as to which no voting instructions are received, and shares owned by the insurance companies or affiliated companies in the separate accounts, will be voted in proportion to the shares for which voting instructions have been received.

There will normally be no meeting of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders` meeting for the election of directors. Except as set forth above, the directors shall continue to hold office and may appoint successor directors. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of directors can, if they choose to do so, elect all the directors of the fund, in which event the holders of the remaining shares will be unable to elect any person as a director. As set forth in the By-Laws of the Corporation, a special meeting of shareholders of the Corporation shall be called by the Secretary of the Corporation on the written request of shareholders entitled to cast (a) in the case of a meeting for the purpose of removing a director, at least ten (10) percent and (b) in the case of a meeting for any other purpose, at least 25 percent, in each case of all the votes entitled to be cast at such meeting, provided that any such request shall state the purpose or purposes of the meeting and the matters proposed to be acted on. Shareholders requesting such a meeting must pay to the Corporation the reasonably estimated costs of preparing and mailing the notice of the meeting. The Corporation, however, will otherwise assist the shareholders seeking to hold the special meeting in communicating to the other shareholders of the Corporation to the extent required by Section 16(c) of the 1940 Act.

T. ROWE PRICE PROXY VOTING — PROCESS AND POLICIES

As an investment adviser to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the investment companies that it sponsors and serves as investment adviser.

Proxy Administration

The T. Rowe Price Proxy Committee develops positions on all major corporate issues, creates guidelines, and oversees the voting process. The Proxy Committee, composed of portfolio managers, investment operations managers, and internal legal counsel, analyzes proxy policies based on whether they would adversely affect shareholders` interests and make a company less attractive to own. In evaluating proxy policies each year, the Proxy Committee relies upon our own fundamental research, independent research provided by third parties, and information presented by company managements and shareholder groups.

Once the Proxy Committee establishes its recommendations, they are distributed to the firm`s portfolio managers as voting guidelines. Ultimately, the chairperson of each fund`s Investment Advisory Committee is responsible for deciding and voting on the proxy proposals of companies in his or her fund. When portfolio managers cast votes that are counter to the Proxy Committee`s guidelines, they are required to document their reasons in writing to the Proxy Committee. Annually, the Proxy Committee and the funds` Boards review T. Rowe Price`s proxy voting process, policies, and voting records.

T. Rowe Price has retained Institutional Shareholder Services, an expert in the proxy voting and corporate governance area, to provide proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon ISS research in establishing T. Rowe Price`s voting guidelines—many of which are consistent with ISS positions—T. Rowe Price may deviate from ISS recommendations on general policy issues or specific proxy proposals.

Fiduciary Considerations

T. Rowe Price`s decisions with respect to proxy issues are made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company. Proxies are voted solely in the interests of fund shareholders. Practicalities involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

Consideration Given Management Recommendations

When determining whether to invest in a particular company, one of the key factors T. Rowe Price considers is the quality and depth of its management. As a result, T. Rowe Price believes that recommendations of management on most issues should be given weight in determining how proxy issues should be voted.

T. Rowe Price Voting Policies

Specific voting guidelines have been established by the Proxy Committee for recurring issues that appear on proxies. The following is a summary of the more significant T. Rowe Price policies:

Election of Directors

T. Rowe Price generally supports slates with a majority of independent directors and nominating committees chaired by an independent board member. T. Rowe Price withholds votes for outside directors that do not meet certain criteria realting to their independence. T. Rowe Price also withholds votes for inside directors serving on compensation and audit committees and for directors who miss more than one-fourth of the scheduled board meetings.

Executive Compensation

The goal of T. Rowe Price is to assure that a company`s equity-based compensation plan is aligned with shareholders` long-term interests. While it evaluates most plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what it views as excessive awards to a few senior executives or that contain excessively dilutive stock option plans. T. Rowe Price bases its review on criteria such as the costs associated with the plan, plan features, dilution to shareholders and comparability to plans in the company`s peer group. T. Rowe Price generally opposes plans that give a company the ability to reprice options.

Anti-takeover and Corporate Governance Issues

T. Rowe Price generally opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. When voting on corporate governance proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights.

Social and Corporate Responsibility Issues

T. Rowe Price generally votes with a company`s management on social issues unless they have substantial economic implications for the company`s business and operations that have not been adequately addressed by management.

Monitoring and Resolving Conflicts of Interest

The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. Since T. Rowe Price`s voting guidelines are predetermined by the Proxy Committee using recommendations from ISS, an independent third party, application of the T. Rowe Price guidelines by fund portfolio managers to vote fund proxies should in most instances adequately address any possible conflicts of interest. However, for proxy votes inconsistent with T. Rowe Price guidelines, the Proxy Committee reviews all such proxy votes in order to determine whether the portfolio manager`s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company`s proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote.

federal registration of shares

The fund`s shares are registered for sale under the 1933 Act. Registration of the fund`s shares is not required under any state law, but the fund is required to make certain filings with and pay fees to the states in order to sell its shares in the states.

legal counsel

Shearman & Sterling LLP, whose address is 599 Lexington Avenue, New York, New York 10022, is legal counsel to the fund.

INDEPENDENT Accountants

PricewaterhouseCoopers LLP, 250 West Pratt Street, 21st Floor, Baltimore, Maryland 21201, are the independent accountants to the fund.

The financial statements and Reports of Independent Auditors of the funds included in each fund`s annual report are incorporated into this SAI by reference. A copy of each fund`s annual report accompanies this SAI.

Personal Strategy Balanced Portfolio

RATINGS OF COMMERCIAL PAPER

Moody`s Investors Service, Inc. The rating of Prime-1 is the highest commercial paper rating assigned by Moody`s. Among the factors considered by Moody`s in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer`s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer`s products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated P1, P2, or P3.

Standard & Poor`s Corporation Commercial paper rated A (highest quality) by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer`s industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer`s commercial paper is rated A1, A2, or A3.

Fitch IBCA, Inc. Fitch 1—Highest grade Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment. Fitch 2—Very good grade Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

RATINGS OF CORPORATE DEBT SECURITIES

Moody`s Investors Service, Inc.

Aaa—Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge."

Aa—Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds.

A—Bonds rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations.

Baa—Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba—Bonds rated Ba are judged to have speculative elements: their futures cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B—Bonds rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa—Bonds rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to repayment of principal or payment of interest.

Ca—Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C—Bonds rated C represent the lowest rated and have extremely poor prospects of attaining investment standing.

Standard & Poor`s Corporation

AAA—This is the highest rating assigned by Standard & Poor`s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA—Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong.

A—Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB—Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC, C—Bonds rated BB, B, CCC, CC, and C are regarded on balance as predominantly speculative with respect to the issuer`s capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D—In default.

Fitch IBCA, Inc.

AAA—High grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is the showing of earnings several times or many times interest requirements for such stability of applicable interest that safety is beyond reasonable question whenever changes occur in conditions. Other features may enter, such as wide margin of protection through collateral, security, or direct lien on specific property. Sinking funds or voluntary reduction of debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may influence the rating.

AA—Of safety virtually beyond question and readily salable. Their merits are not greatly unlike those of AAA class, but a bond so rated may be junior, though of strong lien, or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured, but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

A—Bonds rated A are considered to be investment grade and of high credit quality. The obligor`s ability to pay interest and repay principal is considered to be strong but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB—Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor`s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB, B, CCC, CC, and C—Bonds rated BB, B, CCC, CC, and C are regarded on balance as predominantly speculative with respect to the issuer`s capacity to pay interest and repay principal in accordance with the terms of the obligation for bond issues not in default. BB indicates the lowest degree of speculation and C the highest degree of speculation. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, and the current and prospective financial condition and operating performance of the issuer.

PART C

OTHER INFORMATION

Item 23. Exhibits

(a)(1)Articles of Incorporation of Registrant, dated January 31, 1994 (electronically filed with initial Registration Statement dated February 4, 1994)

(a)(2)Articles Supplementary, for T. Rowe Price Personal Strategy Balanced Portfolio dated July 13, 1994 (electronically filed with Amendment No. 2 dated July 15, 1994)

(a)(3)Certificate of Correction, dated July 14, 1994 (electronically filed with Amendment No. 2 dated July 15, 1994)

(a)(4)Articles Supplementary, for T. Rowe Price Mid-Cap Growth Portfolio dated August 1, 1996 (electronically filed with Amendment No. 8 dated October 21, 1996)

(a)(5)Articles Supplementary, for T. Rowe Price Blue Chip Growth Portfolio, T. Rowe Price Equity Index 500 Portfolio, and T. Rowe Price Health Sciences Portfolio dated October 19, 2000 (electronically filed with Amendment No. 15 dated December 12, 2000)

(b)By-Laws of Registrant, amended July 21, 1999 and February 5, 2003 (electronically filed with Amendment No. 21 dated April 30, 2003)

(c)See Article SIXTH, Capital Stock, Paragraphs (b)-(g) of the Articles of Incorporation, Article II, Shareholders, Sections 2.01-2.11 and Article VIII, Capital Stock, Sections 8.01-8.07 of the Bylaws filed as Exhibits to this Registration Statement

(d)(1)Investment Management Agreement between Registrant, on behalf of T. Rowe Price Equity Income Portfolio, and T. Rowe Price Associates, Inc., dated March 1, 1994 (electronically filed with Amendment No. 1 dated March 30, 1994)

(d)(2)Investment Management Agreement between Registrant, on behalf of T. Rowe Price New America Growth Portfolio, and T. Rowe Price Associates, Inc., dated March 1, 1994 (electronically filed with Amendment No. 1 dated March 30, 1994)

(d)(3)Investment Management Agreement between Registrant, on behalf of T. Rowe Price Personal Strategy Balanced Portfolio, and T. Rowe Price Associates, Inc. dated July 27, 1994 (electronically filed with Amendment No. 4 dated October 26, 1994)

(d)(4)Investment Management Agreement between Registrant, on behalf of T. Rowe Price Mid-Cap Growth Portfolio, and T. Rowe Price Associates, Inc., dated July 31, 1996 (electronically filed with Amendment No. 9 dated November 13, 1996)

(d)(5)Investment Management Agreement between Registrant, on behalf of T. Rowe Price Blue Chip Growth Portfolio, and T. Rowe Price Associates, Inc., dated October 25, 2000 (electronically filed with Amendment No. 15 dated December 12, 2000)

(d)(6)Investment Management Agreement between Registrant, on behalf of T. Rowe Price Equity Index 500 Portfolio, and T. Rowe Price Associates, Inc., dated October 25, 2000 (electronically filed with Amendment No. 15 dated December 12, 2000)

(d)(7)Investment Management Agreement between Registrant, on behalf of T. Rowe Price Health Sciences Portfolio, and T. Rowe Price Associates, Inc., dated October 25, 2000 (electronically filed with Amendment No. 15 dated December 12, 2000)

(e)Underwriting Agreement between Registrant and T. Rowe Price Investment Services, Inc., dated May 1, 2003 (electronically filed with Amendment No. 21 dated April 30, 2003)

(f)Inapplicable

(g)Custody Agreements

(g)(1)Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, February 7, 2001, June 7, 2001, July 24, 2001, April 24, 2002, July 24, 2002, September 4, 2002, July 23, 2003, October 22, 2003, and February 4, 2004


(g)(2)Global Custody Agreement between The Chase Manhattan Bank and T. Rowe Price Funds, dated January 3, 1994, as amended April 18, 1994, August 15, 1994, November 28, 1994, May 31, 1995, November 1, 1995, July 31, 1996,

July 23, 1997, September 3, 1997, October 29, 1997, December 15, 1998, October 6, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, July 24, 2001, April 24, 2002, July 24, 2002, and July 23, 2003

(h)Other Agreements

(h)(1)Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 2003, as amended July 23, 2003, and October 22, 2003


(h)(2)Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds for Fund Accounting Services, dated January 1, 2003, as amended July 23, 2003, and October 22, 2003


(i)Inapplicable

(j)Other Opinions

(j)(1)Consent of Independent Accountants

(j)(2)Opinion of Counsel

(j)(3)Power of Attorney

(k)Inapplicable

(l)Inapplicable

(m)(1)Rule 12b-1 Plan for T. Rowe Price Mid-Cap Growth Portfolio-II, dated May 1, 2003 (electronically filed with Amendment No. 21 dated April 30, 2003)

(m)(2)Rule 12b-1 Plan for T. Rowe Price Blue Chip Growth Portfolio-II, dated May 1, 2003 (electronically filed with Amendment No. 21 dated April 30, 2003)

(m)(3)Rule 12b-1 Plan for T. Rowe Price Equity Income Portfolio-II, dated May 1, 2003 (electronically filed with Amendment No. 21 dated April 30, 2003)

(m)(4)Rule 12b-1 Plan for T. Rowe Price Health Sciences Portfolio-II, dated May 1, 2003 (electronically filed with Amendment No. 21 dated April 30, 2003)

(m)(5)Form of Selling Agreement to be used by T. Rowe Price Investment Services, Inc. dated February 6, 2002 (electronically filed with Amendment No. 18 dated February 28, 2002)

(n)(1)Rule 18f-3 Plan for T. Rowe Price Mid-Cap Growth Portfolio-II, dated February 6, 2002 (electronically filed with Amendment No. 18 dated February 28, 2002)

(n)(2)Rule 18f-3 Plan for T. Rowe Price Blue Chip Growth Portfolio-II, dated February 6, 2002 (electronically filed with Amendment No. 18 dated February 28, 2002)

(n)(3)Rule 18f-3 Plan for T. Rowe Price Equity Income Portfolio-II, dated February 6, 2002 (electronically filed with Amendment No. 18 dated February 28, 2002)

(n)(4)Rule 18f-3 Plan for T. Rowe Price Health Sciences Portfolio-II, dated February 6, 2002 (electronically filed with Amendment No. 18 dated February 28, 2002)

(p)Code of Ethics and Conduct, dated March 31, 2004

Item 24. Persons Controlled by or Under Common Control With Registrant

None

Item 25. Indemnification

The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by ICI Mutual. These policies provide coverage for T. Rowe Price Associates, Inc. ("Manager"), and its subsidiaries and affiliates as listed in Item 26 of this Registration Statement (with the exception of the T. Rowe Price Associates Foundation, Inc.), and all other investment companies in the T. Rowe Price family of mutual funds. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of the Manager, its subsidiaries, and affiliates. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d1(d)(7) under the Investment Company Act of 1940.

General. The Charter of the Corporation provides that to the fullest extent permitted by Maryland or federal law, no director or officer of the Corporation shall be personally liable to the Corporation or the holders of Shares for money damages and each director and officer shall be indemnified by the Corporation; provided, however, that nothing therein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation of the holders of Shares to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Article X, Section 10.01 of the Registrant's By-Laws provides as follows:

Section 10.01.Indemnification and Payment of Expenses in Advance: The Corporation shall indemnify any individual ("Indemnitee") who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his position was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a "Proceeding") against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys' fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under Maryland law. Subject to any applicable limitations and requirements set forth in the Corporation's Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in Maryland law.

Notwithstanding the foregoing, nothing herein shall protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office ("Disabling Conduct").

Anything in this Article X to the contrary notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

(a)there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

(b)in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

(i)the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

(ii)an independent legal counsel in a written opinion.

Anything in this Article X to the contrary notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

(a)the Indemnitee provides a security for his undertaking; or

(b)the Corporation shall be insured against losses arising by reason of any lawful advances; or

(c)there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:

(i)a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

(ii)an independent legal counsel in a written opinion.

Section 10.02. Insurance of Officers, Directors, Employees, and Agents. To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act of 1940, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Manager

T. Rowe Price Group, Inc. ("Group") owns 100% of the stock of T. Rowe Price Associates, Inc. Group was formed in 2000 as a holding company for the T. Rowe Price affiliated companies.

T. Rowe Price Associates, Inc. ("Price Associates"), a wholly owned subsidiary of Group, was incorporated in Maryland in 1947. Price Associates serves as investment adviser to individual and institutional investors, including investment companies. Price Associates is registered as an investment adviser under the Investment Advisers Act of 1940.

T. Rowe Price Savings Bank ("Savings Bank"), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 2000. The Savings Bank is a federally chartered savings bank, and provides federally insured bank products to a national customer base.

T. Rowe Price International, Inc. ("T. Rowe Price International"), a wholly owned subsidiary of T. Rowe Price Finance, Inc., was incorporated in Maryland in 1979 and provides investment counsel service with respect to foreign securities for institutional investors. In addition to managing private counsel client accounts, T. Rowe Price International also sponsors and serves as adviser and subadviser to U.S. and foreign registered investment companies which invest in foreign securities, serves as general partner of T. Rowe Price International Partners, Limited Partnership, and provides investment advice to the T. Rowe Price Trust Company, trustee of the International Common Trust Fund.

T. Rowe Price Global Investment Services Limited ("Global Investment Services") an English corporation, was incorporated in 2000 and a wholly owned subsidiary of Group. Global Investment Services provides investment management, sales, and client servicing to non-U.S. institutional and retail investors. Global Investment Services is an SEC registered investment adviser under the Investment Advisers Act of 1940 and is also registered with the U.K. Financial Services Authority.

T. Rowe Price Global Asset Management Limited ("Global Asset Management"), an English corporation, was incorporated in 1999, and is a wholly owned subsidiary of Group. Global Asset Management is an SEC registered investment adviser under the Investment Advisers Act of 1940. Global Asset Management is also registered with the U.K. Financial Services Authority and provides investment management services to Japanese investment trusts and other accounts for institutional investors in Japan pursuant to one or more delegation agreements entered into between Daiwa SB Investments, Ltd. and Global Asset Management or other advisory agreements.

T. Rowe Price Investment Services, Inc. ("Investment Services"), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1980 for the specific purpose of acting as principal underwriter and distributor for the registered investment companies which Price Associates and T. Rowe Price International sponsor and serve as investment adviser (the "Price Funds"). Investment Services also serves as distributor for any proprietary variable annuity products. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. In 1984, Investment Services expanded its activities to include a brokerage service.

TRP Distribution, Inc., a wholly owned subsidiary of Investment Services, was incorporated in Maryland in 1991. It was organized for, and engages in, the sale of certain investment related products prepared by Investment Services and T. Rowe Price Retirement Plan Services.

T. Rowe Price Associates Foundation, Inc. (the "Foundation") was incorporated in 1981 (and is not a subsidiary of Price Associates). The Foundation`s overall objective is to improve the quality of life in the community at large by making charitable contributions to nonprofit organizations benefiting education, arts and culture, civic and community, and human services interests. In addition to grant making, the Foundation also has a very generous matching gift program whereby contributions and volunteer service T. Rowe Price employees give to qualifying organizations of their choice are matched according to established guidelines.

T. Rowe Price Services, Inc. ("Price Services"), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1982 and is registered as a transfer agent under the Securities Exchange Act of 1934. Price Services provides transfer agent, dividend disbursing, and certain other services, including accounting and shareholder services, to the Price Funds, and also provides accounting services to certain affiliates of Price Associates.

T. Rowe Price Retirement Plan Services, Inc. ("RPS"), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1991 and is registered as a transfer agent under the Securities Exchange Act of 1934. RPS provides administrative, recordkeeping, and subaccounting services to administrators of employee benefit plans.

T. Rowe Price Trust Company ("Trust Company"), a wholly owned subsidiary of Price Associates, was incorporated in 1983 as a Marylandchartered limited-service trust company for the purpose of providing fiduciary services. The Trust Company serves as trustee and/or custodian of certain qualified and non qualified employee benefit plans, individual retirement accounts, and common trust funds.

T. Rowe Price Investment Technologies, Inc. ("Investment Technologies"), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1996. Investment Technologies owns the technology rights, hardware, and software of Price Associates and affiliated companies and provides technology services to them.

TRPH Corporation, a wholly owned subsidiary of Price Associates, was incorporated in 1997 to acquire an interest in a UK-based corporate finance advisory firm.

T. Rowe Price Threshold Fund Associates, Inc., a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1994 and serves as the general partner of T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership organized in 1995 which invests in private financings of emerging growth companies.

T. Rowe Price Stable Asset Management, Inc. ("Stable Asset Management") was incorporated in Maryland in 1988 as a wholly owned subsidiary of Price Associates. Stable Asset Management is registered as an investment adviser under the Investment Advisers Act of 1940, and specializes in the management of investment portfolios which seek stable investment returns through the use of guaranteed investment contracts, bank investment contracts, structured investment contracts issued by insurance companies and banks, as well as fixed-income securities.

T. Rowe Price Recovery Fund II Associates, L.L.C., is a Maryland limited liability company (with Price Associates and the Trust Company as its members) incorporated in 1996 to serve as General Partner of T. Rowe Price Recovery Fund II, L.P., a Delaware limited partnership which invests in financially distressed companies.

T. Rowe Price (Canada), Inc. ("TRP Canada"), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1988. TRP Canada is registered as an investment adviser under the Investment Advisers Act of 1940 as well as with the Ontario Securities Commission, as a non-Canadian Adviser, Investment Counsel, and Portfolio Manager to provide advisory services to individual and institutional clients residing in Canada.

T. Rowe Price Insurance Agency, Inc., a wholly owned subsidiary of Group, was incorporated in Maryland in 1994 and licensed to do business in several states to act primarily as a distributor of proprietary variable annuity products.

Since 1983, Price Associates has organized several distinct Maryland limited partnerships, which are informally called the Pratt Street Ventures partnerships, for the purpose of acquiring interests in growth-oriented businesses.

TRP Suburban, Inc. ("TRP Suburban"), a wholly owned subsidiary of Price Associates, was incorporated in Maryland in 1990. TRP Suburban entered into agreements with McDonogh School and CMANE-McDonogh-Rowe Limited Partnership to construct an office building in Owings Mills, Maryland, which currently houses Price Associates investment technology personnel.

TRP Suburban Second, Inc., a wholly owned Maryland subsidiary of Price Associates, was incorporated in 1995 to primarily engage in the development and ownership of real property located in Owings Mills, Maryland. The corporate campus houses transfer agent, plan administrative services, retirement plan services, and operations support functions.

TRP Suburban Third, Inc., a wholly owned Maryland subsidiary of Price Associates, was incorporated in 1999 to primarily engage in the development and ownership of real property located in Colorado Springs, Colorado.

TRP Finance, Inc., a wholly owned subsidiary of Price Associates, was incorporated in Delaware in 1990 to manage certain passive corporate investments and other intangible assets.

T. Rowe Price Advisory Services, Inc., ("Advisory Services"), a wholly owned subsidiary of Group, was incorporated in Maryland in 2000. Advisory Services is registered as an investment adviser under the Investment Advisers Act of 1940, and provides investment advisory services to individuals, including shareholders of the Price Funds.

Listed below are the directors and executive officers of Group who have other substantial businesses, professions, vocations, or employment aside from their association with Price Associates:

Directors of T. Rowe Price Group, Inc.

JAMES T. BRADY, Director of T. Rowe Price Group, Inc. Mr. Brady is managing director of Mid Atlantic, Ballantrae International, Ltd., a management consulting firm; Aether Systems, Inc., a provider of wireless and mobile data products and services; Constellation Energy Group, a diversified energy company; and McCormick & Company, Inc., a manufacturer, marketer, and distributor of spices and seasonings. Mr. Brady`s address is 5625 Broadmoor Terrace, Ijamsville, Maryland 21754.


D. WILLIAM J. GARRETT, Director of T. Rowe Price Group, Inc. Mr. Garrett was the Group Chief Executive of Robert Fleming Holdings Limited from 1997 until 2000 when the company was acquired by the Chase Manhattan Corporation. He also served as a director of Rowe Price-Fleming International, Inc. (now T. Rowe Price International) from 1981 until 2000. Mr. Garrett`s address is
13-14 Stanley Crescent, London W11 2NA, England.

DONALD B. HEBB, JR., Director of T. Rowe Price Group, Inc. Mr. Hebb is the managing general partner of ABS Capital Partners. Mr. Hebb`s address is 400 E. Pratt Street, Suite 910, Baltimore, Maryland 21202.

Dr. Alfred Sommer, Director of T. Rowe Price Group, Inc. Dr. Sommer is dean of the Johns Hopkins Bloomberg School of Public Health and professor of ophthalmology, epidemiology, and international health; Director of the Academy for Educational Development and of Becton Dickinson, a medical technology company; Chairman of the Expert Group on Health of the World Economic Forum's Global Governance Initiative and of the International Vitamin A Consultative Group Steering Committee; and senior medical advisor for Helen Keller International. Dr. Sommer's address is 615 N. Wolfe Street, Room 1041, Baltimore, Maryland 21205.


DWIGHT S. TAYLOR, Director of T. Rowe Price Group, Inc. Mr. Taylor is president of Corporate Development Services, LLC, a commercial real estate developer that is a subsidiary of Corporate Office Properties Trust, and director of MICROS Systems, Inc., a provider of information technology for the hospitality and retail industry. Mr. Taylor`s address is 8815 Centre Park Drive, Suite 400, Columbia, Maryland 21045.


ANNE MARIE WHITTEMORE, Director of T. Rowe Price Group, Inc. Mrs. Whittemore is a partner of the law firm of McGuireWoods, L.L.P. and a Director of Owens & Minor, Inc. and Albemarle Corporation. Mrs. Whittemore's address is One James Center, Richmond, Virginia 23219.

All of the following directors of Group are employees of Price Associates:

EDWARD C. BERNARD, Director and Vice President of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc.; Director and President of T. Rowe Price Insurance Agency, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Advisory Services, Inc.; Director of T. Rowe Price Services, Inc.; Vice President of TRP Distribution, Inc.; Chairman of the Board and Director of T. Rowe Price Savings Bank.

JAMES A.C. KENNEDY, Director and Vice President of T. Rowe Price Group, Inc., T. Rowe Price Associates, Inc., and T. Rowe Price Threshold Fund Associates, Inc.; Director and President of T. Rowe Price Strategic Partners Associates, Inc.

JAMES S. RIEPE, Vice-Chairman of the Board, Director, and Vice President of T. Rowe Price Group, Inc.; Director and Vice President of T. Rowe Price Associates, Inc. and T. Rowe Price Stable Asset Management, Inc.; Chairman of the Board, Director, President, and Trust Officer of T. Rowe Price Trust Company; Chairman of the Board and Director of T. Rowe Price (Canada), Inc., T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc., T. Rowe Price Investment Technologies, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director of T. Rowe Price International, Inc., T. Rowe Price Insurance Agency, Inc., TRPH Corporation, and T. Rowe Price Advisory Services, Inc.; and Director and President of TRP Distribution, Inc., TRP Suburban, Inc., TRP Suburban Second, Inc., and TRP Suburban Third, Inc.

GEORGE A. ROCHE, Chairman of the Board, Director, and President of T. Rowe Price Group, Inc.; Director and President of T. Rowe Price Associates, Inc.; Chairman of the Board and Director of TRP Finance, Inc.; Director of T. Rowe Price International, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Strategic Partners Associates, Inc.; Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc., TRP Suburban, Inc., TRP Suburban Second, Inc., and TRP Suburban Third, Inc.

BRIAN C. ROGERS, Chief Investment Officer, Director, and Vice President of T. Rowe Price Group, Inc.; Chief Investment Officer and Vice President of T. Rowe Price Associates, Inc.; Vice President, T. Rowe Price Trust Company.

Additional Executive Officers


KENNETH V. MORELAND, Chief Financial Officer and Vice President, T. Rowe Price Group, Inc.


Certain directors and officers of Group and Price Associates are also officers and/or directors of one or more of the Price Funds and/or one or more of the affiliated entities listed herein.

See also "Management of the Funds," in Registrant's Statement of Additional Information.

Item 27. Principal Underwriters

(a)The principal underwriter for the Registrant is Investment Services. Investment Services acts as the principal underwriter for the T. Rowe Price family of mutual funds, including the following investment companies: T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price New Horizons Fund, Inc., T. Rowe Price New Era Fund, Inc., T. Rowe Price New Income Fund, Inc., T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price Tax-Free Income Fund, Inc., T. Rowe Price Tax-Exempt Money Fund, Inc., T. Rowe Price International Funds, Inc., T. Rowe Price Growth & Income Fund, Inc., T. Rowe Price Tax-Free Short-Intermediate Fund, Inc., T. Rowe Price Short-Term Bond Fund, Inc., T. Rowe Price High Yield Fund, Inc., T. Rowe Price Tax-Free High Yield Fund, Inc., T. Rowe Price New America Growth Fund, T. Rowe Price Equity Income Fund, T. Rowe Price GNMA Fund, T. Rowe Price Capital Appreciation Fund, T. Rowe Price California TaxFree Income Trust, T. Rowe Price State Tax-Free Income Trust, T. Rowe Price Science & Technology Fund, Inc., T. Rowe Price Small-Cap Value Fund, Inc., T. Rowe Price Institutional International Funds, Inc., T. Rowe Price U.S. Treasury Funds, Inc., T. Rowe Price Index Trust, Inc., T. Rowe Price Spectrum Fund, Inc., T. Rowe Price Balanced Fund, Inc., T. Rowe Price MidCap Growth Fund, Inc., T. Rowe Price SmallCap Stock Fund, Inc., T. Rowe Price TaxFree Intermediate Bond Fund, Inc., T. Rowe Price Dividend Growth Fund, Inc., T. Rowe Price Blue Chip Growth Fund, Inc., T. Rowe Price Summit Funds, Inc., T. Rowe Price Summit Municipal Funds, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Personal Strategy Funds, Inc., T. Rowe Price Value Fund, Inc., T. Rowe Price Capital Opportunity Fund, Inc., T. Rowe Price Corporate Income Fund, Inc., T. Rowe Price Health Sciences Fund, Inc., T. Rowe Price

MidCap Value Fund, Inc., T. Rowe Price Institutional Equity Funds, Inc., T. Rowe Price Financial Services Fund, Inc., T. Rowe Price Diversified SmallCap Growth Fund, Inc., T. Rowe Price TaxEfficient Funds, Inc., T. Rowe Price Reserve Investment Funds, Inc., T. Rowe Price Media & Telecommunications Fund, Inc., T. Rowe Price Real Estate Fund, Inc., T. Rowe Price Developing Technologies Fund, Inc., T. Rowe Price Global Technology Fund, Inc., T. Rowe Price U.S. Bond Index Fund, Inc., T. Rowe Price International Index Fund, Inc., T. Rowe Price Institutional Income Funds, Inc., T. Rowe Price Retirement Funds, Inc., T. Rowe Price Inflation Protected Bond Fund, Inc., and T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

Investment Services is a wholly owned subsidiary of T. Rowe Price Associates, Inc., is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business. Investment Services will not receive any commissions or other compensation for acting as principal underwriter.

(b)The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.
Name	Positions and Offices With Underwriter	Positions and Offices With Registrant
James S. Riepe	Chairman of the Board and Director	Chairman of the Board
Edward C. Bernard	President and Director	None
Henry H. Hopkins	Vice President and Director	Vice President
Wayne D. O`Melia	Vice President and Director	None
Charles E. Vieth	Vice President and Director	None
Raymond Ahn	Vice President	None
Patricia M. Archer	Vice President	None
Stephen P. Ban	Vice President	None
Steven J. Banks	Vice President	None
John T. Bielski	Vice President	None
John H. Boyd	Vice President	None
Renee Q. Boyd	Vice President	None
Darrell N. Braman	Vice President	None
Ronae M. Brock	Vice President	None
Meredith C. Callanan	Vice President	None
John H. Cammack	Vice President	None
Susan R. Camp	Vice President	None
Ann R. Campbell	Vice President	None
Christine M. Carolan	Vice President	None
Joseph A. Carrier	Vice President	None
Laura H. Chasney	Vice President	None
Renee M. Christoff	Vice President	None
Jerome A. Clark	Vice President	None
Joseph A. Crumbling	Vice President	None
Christine S. Fahlund	Vice President	None
Laurie L. Fierro	Vice President	None
Forrest R. Foss	Vice President	None
Thomas A. Gannon	Vice President	None
John R. Gilner	Vice President	None
John Halaby	Vice President	None
Douglas E. Harrison	Vice President	None
David J. Healy	Vice President	None
Joanne M. Healy	Vice President	None
Walter J. Helmlinger	Vice President	None
Duane E. Higdon	Vice President	None
David A. Hueser	Vice President	None
Christopher A. Jarmush	Vice President	None
Thomas E. Kazmierczak, Jr.	Vice President	None
Cindy G. Knowlton	Vice President	None
Steven A. Larson	Vice President	None
Cynthia W. LaRue	Vice President	None
Gayle A. Lomax	Vice President	None
Gayatri Malik	Vice President	None
Sarah McCafferty	Vice President	None
Barry Mike	Vice President	None
Mark J. Mitchell	Vice President	None
Nancy M. Morris	Vice President	None
George A. Murnaghan	Vice President	None
Steven E. Norwitz	Vice President	None
Edmund M. Notzon III	Vice President	None
Barbara A. O`Connor	Vice President	None
David Oestreicher	Vice President	None
Regina M. Pizzonia	Vice President	None
Kathleen G. Polk	Vice President	None
Pamela D. Preston	Vice President	None
Kylelane Purcell	Vice President	None
Suzanne J. Ricklin	Vice President	None
George D. Riedel	Vice President	None
John R. Rockwell	Vice President	None
Christopher J. Rohan	Vice President	None
Kenneth J. Rutherford	Vice President	None
Alexander Savich	Vice President	None
Kristin E. Seeberger	Vice President	None
John W. Seufert	Vice President	None
Scott L. Sherman	Vice President	None
Donna B. Singer	Vice President	None
Carole H. Smith	Vice President	None
Scott Such	Vice President	None
Jerome Tuccille	Vice President	None
Natalie C. Widdowson	Vice President	None
Barbara A. O`Connor	Treasurer	None
Barbara A. Van Horn	Secretary	None
Shane Baldino	Assistant Vice President	None
S. Olivia Barbee	Assistant Vice President	None
Richard J. Barna	Assistant Vice President	None
Catherine L. Berkenkemper	Assistant Vice President	None
Timothy P. Boia	Assistant Vice President	None
Martin P. Brown	Assistant Vice President	None
Elizabeth A. Cairns	Assistant Vice President	None
Sheila P. Callahan	Assistant Vice President	None
Patricia M. Cannon	Assistant Vice President	None
Jodi A. Casson	Assistant Vice President	None
Renee L. Chapman	Assistant Vice President	None
Linsley G. Craig	Assistant Vice President	None
Peter A. DeLibro	Assistant Vice President	None
Jon D. Dry	Assistant Vice President	None
Cheryl L. Emory	Assistant Vice President	None
Bruce S. Fulton	Assistant Vice President	None
John A. Galateria	Assistant Vice President	None
Jason L. Gounaris	Assistant Vice President	None
David A.J. Groves	Assistant Vice President	None
Kristen L. Heerema	Assistant Vice President	None
Shawn M. Isaacson	Assistant Vice President	None
Suzanne M. Knoll	Assistant Vice President	None
Jennifer A. LaPorte	Assistant Vice President	None
Kimberly B. Lechner	Assistant Vice President	None
Patricia B. Lippert	Assistant Vice President	Secretary
Lois Lynch	Assistant Vice President	None
Karen M. Magness	Assistant Vice President	None
Amy L. Marker	Assistant Vice President	None
C. Lillian Matthews	Assistant Vice President	None
John T. McGuigan	Assistant Vice President	None
Daniel M. Middelton	Assistant Vice President	None
Thomas R. Morelli	Assistant Vice President	None
Dana P. Morgan	Assistant Vice President	None
Paul Musante	Assistant Vice President	None
Clark P. Neel	Assistant Vice President	None
Danielle Nicholson Smith	Assistant Vice President	None
JeanneMarie B. Patella	Assistant Vice President	None
Yani A. Peyton	Assistant Vice President	None
Gregory L. Phillips	Assistant Vice President	None
Naomi S. Proshan	Assistant Vice President	None
Seamus A. Ray	Assistant Vice President	None
Shawn D. Reagan	Assistant Vice President	None
Jennifer L. Richardson	Assistant Vice President	None
Kristin M. Rodriguez	Assistant Vice President	None
Ramon D. Rodriguez	Assistant Vice President	None
Deborah D. Seidel	Assistant Vice President	None
Kevin C. Shea	Assistant Vice President	None
Thomas L. Siedell	Assistant Vice President	None
John A. Stranovsky	Assistant Vice President	None
Robyn S. Thompson	Assistant Vice President	None
Judith B. Ward	Assistant Vice President	None
William R. Weker, Jr.	Assistant Vice President	None
Mary G. Williams	Assistant Vice President	None
Timothy R. Yee	Assistant Vice President	None
James Zurad	Assistant Vice President	None

(c)Not applicable. Investment Services will not receive any compensation with respect to its activities as underwriter for the Price Funds.

Item 28. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by the Registrant under Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained by the Registrant at its offices at 100 East Pratt Street, Baltimore, Maryland 21202. Transfer, dividend disbursing, and shareholder service activities are performed by T. Rowe Price Services, Inc., at 4515 Painters Mill Road, Owings Mills, Maryland 21117. Custodian activities for the Registrant are performed at State Street Bank and Trust Company's Service Center (State Street South), 1776 Heritage Drive, Quincy, Massachusetts 02171.

Custody of Registrant`s portfolio securities which are purchased outside the United States is maintained by JPMorgan Chase Bank, London, in its foreign branches, with other banks or foreign depositories. JPMorgan Chase Bank, London, is located at Woolgate House, Coleman Street, London EC2P 2HD England.

Item 29. Management Services

Registrant is not a party to any managementrelated service contract, other than as set forth in the Prospectus or Statement of Additional Information.

Item 30. Undertakings

(a)Not applicable

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, State of Maryland, this April 23, 2004.

T. Rowe Price Equity Series, Inc.

/s/James S. Riepe

By:James S. Riepe

Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SignatureTitleDate

/s/James S. RiepeChairman of the BoardApril 23, 2004

James S. Riepe(Chief Executive Officer)

/s/Joseph A. CarrierTreasurer (ChiefApril 23, 2004

Joseph A. CarrierFinancial Officer)

*DirectorApril 23, 2004

Anthony W. Deering

*DirectorApril 23, 2004

Donald W. Dick, Jr.

*DirectorApril 23, 2004

David K. Fagin

*DirectorApril 23, 2004

Karen N. Horn

/s/John H. LaporteDirectorApril 23, 2004

John H. Laporte

*DirectorApril 23, 2004

F. Pierce Linaweaver

*DirectorApril 23, 2004

John G. Schreiber

*/s/Henry H. HopkinsVice President andApril 23, 2004

Henry H. HopkinsAttorneyInFact